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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05629

ING Investors Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING AllianceBernstein Mid Cap Growth Portfolio
ING American Funds Asset Allocation Portfolio
ING American Funds Bond Portfolio
ING American Funds Growth Portfolio
ING American Funds Growth-Income Portfolio
ING American Funds International Portfolio
ING American Funds World Allocation Portfolio
ING BlackRock Inflation Protected Bond Portfolio
ING BlackRock Large Cap Growth Portfolio
ING BlackRock Large Cap Value Portfolio
ING Disciplined Small Cap Value Portfolio
ING Evergreen Health Sciences Portfolio
ING Evergreen Omega Portfolio
ING FMRSM Diversified Mid Cap Portfolio
ING Focus 5 Portfolio
ING Franklin Income Portfolio
ING Franklin Mutual Shares Portfolio
ING Franklin Templeton Founding Strategy Portfolio
ING Global Real Estate Portfolio
ING Global Resources Portfolio
ING Goldman Sachs Commodity Strategy Portfolio
ING International Growth Opportunities Portfolio
ING Janus Contrarian Portfolio
ING JPMorgan Emerging Markets Equity Portfolio
ING JPMorgan Small Cap Core Equity Portfolio
ING JPMorgan Value Opportunities Portfolio
ING Julius Baer Foreign Portfolio
ING Legg Mason Value Portfolio
ING LifeStyle Aggressive Growth Portfolio
ING LifeStyle Conservative Portfolio
ING LifeStyle Growth Portfolio
ING LifeStyle Moderate Portfolio
ING LifeStyle Moderate Growth Portfolio
ING Limited Maturity Bond Portfolio
ING Liquid Assets Portfolio
ING Lord Abbett Affiliated Portfolio
ING Marisco Growth Portfolio
ING Marisco International Opportunities Portfolio
ING MFS Total Return Portfolio
ING MFS Utilities Portfolio
ING Multi-Manager International Small Cap Portfolio
ING Oppenheimer Active Asset Allocation Portfolio
ING Oppenheimer Main Street Portfolio®
ING PIMCO Core Bond Portfolio
ING PIMCO High Yield Portfolio
ING Pioneer Equity Income Portfolio
ING Pioneer Fund Portfolio
ING Pioneer Mid Cap Value Portfolio
ING Stock Index Portfolio
ING T. Rowe Price Capital Appreciation Portfolio
ING T. Rowe Price Equity Income Portfolio
ING Templeton Global Growth Portfolio
ING Van Kampen Capital Growth Portfolio
ING Van Kampen Global Franchise Portfolio
ING Van Kampen Global Tactical Asset Allocation Portfolio
ING Van Kampen Growth and Income Portfolio
ING Van Kampen Real Estate Portfolio
ING VP Index Plus International Equity Portfolio
ING Wells Fargo Small Cap Disciplined Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.5%
		Aerospace/Defense: 2.4%
61,700		Goodrich Corp.	$2,337,813
41,400		L-3 Communications Holdings, Inc.	2,806,920
			5,144,733
		Airlines: 1.3%
319,175	@	Continental Airlines, Inc.	2,811,932
			2,811,932
		Apparel: 1.3%
65,700		Polo Ralph Lauren Corp.	2,775,825
			2,775,825
		Auto Manufacturers: 1.6%
132,700		Paccar, Inc.	3,418,352
			3,418,352
		Biotechnology: 3.0%
48,600	@	Alexion Pharmaceuticals, Inc.	1,830,276
349,973	@	Celera Corp.	2,670,294
30,200	@	United Therapeutics Corp.	1,995,918
			6,496,488
		Commercial Services: 10.7%
114,300	@, L	Alliance Data Systems Corp.	4,223,385
56,500	@	Apollo Group, Inc. - Class A	4,425,645
35,500		Global Payments, Inc.	1,186,055
122,200	@	Iron Mountain, Inc.	2,709,174
25,000	@	ITT Educational Services, Inc.	3,035,500
164,200	@	Quanta Services, Inc.	3,522,090
78,800	@	SAIC, Inc.	1,471,196
13,800		Strayer Education, Inc.	2,482,206
			23,055,251
		Computers: 2.3%
109,000	@	Cognizant Technology Solutions Corp.	2,266,110
131,400	@	Synopsys, Inc.	2,723,922
			4,990,032
		Distribution/Wholesale: 1.5%
47,300		WW Grainger, Inc.	3,319,514
			3,319,514
		Diversified Financial Services: 4.8%
64,400	@	Affiliated Managers Group, Inc.	2,686,124
39,400		Greenhill & Co., Inc.	2,909,690
63,100	@	IntercontinentalExchange, Inc.	4,699,057
			10,294,871
		Engineering & Construction: 2.3%
193,170	@	Aecom Technology Corp.	5,037,874
			5,037,874
		Environmental Control: 0.6%
27,600	@	Stericycle, Inc.	1,317,348
			1,317,348
		Healthcare - Products: 9.4%
1,391,150	@, L	Cerus Corp.	945,982
49,900		CR Bard, Inc.	3,978,028
52,600	@	Gen-Probe, Inc.	2,397,508
230,690	@, @@, L	Given Imaging Ltd.	1,628,671
98,500	@	Immucor, Inc.	2,477,275
82,800	@	Masimo Corp.	2,399,544
68,300	@, L	NuVasive, Inc.	2,143,254
65,700	@	Resmed, Inc.	2,321,838
65,700	@	Varian Medical Systems, Inc.	1,999,908
			20,292,008
		Home Builders: 1.2%
240,400		Pulte Homes, Inc.	2,627,572
			2,627,572
		Insurance: 1.8%
38,100	@, @@	Arch Capital Group Ltd.	2,052,066
81,500	@@	Axis Capital Holdings Ltd.	1,837,010
			3,889,076
		Internet: 5.3%
76,200	@	Digital River, Inc.	2,272,284
95,900	@	McAfee, Inc.	3,212,650
1,111,152	@	Move, Inc.	1,611,170
48,600	@, L	NetFlix, Inc.	2,085,912
152,400	@	Symantec Corp.	2,276,856
			11,458,872
		Machinery - Construction & Mining: 2.6%
203,600		Bucyrus International, Inc.	3,090,648
115,600		Joy Global, Inc.	2,462,280
			5,552,928
		Mining: 1.2%
69,600		Freeport-McMoRan Copper & Gold, Inc.	2,652,456
			2,652,456

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Oil & Gas: 6.1%
131,400		Cabot Oil & Gas Corp.		$3,097,098
115,600	@	Newfield Exploration Co.		2,624,120
61,700		Noble Energy, Inc.		3,324,396
141,900	@	Southwestern Energy Co.		4,213,011
				13,258,625
		Oil & Gas Services: 4.0%
174,700	@	Cameron International Corp.		3,831,171
77,500	@	Oceaneering International, Inc.		2,857,425
143,200	@	Superior Energy Services		1,845,848
				8,534,444
		Pharmaceuticals: 3.4%
48,650	@, L	Cephalon, Inc.		3,313,065
87,985	@	Express Scripts, Inc.		4,062,267
				7,375,332
		Retail: 12.5%
74,900	@	Aeropostale, Inc.		1,989,344
293,000		American Eagle Outfitters		3,586,320
56,500		Best Buy Co., Inc.		2,144,740
81,500		Casey’s General Stores, Inc.		2,172,790
76,200	@	Dollar Tree, Inc.		3,394,710
102,500	@	Kohl’s Corp.		4,337,800
53,900	@, L	Panera Bread Co.		3,013,010
131,400		Ross Stores, Inc.		4,714,632
172,100	L	Williams-Sonoma, Inc.		1,734,768
				27,088,114
		Semiconductors: 8.2%
74,900		Altera Corp.		1,314,495
236,500	@	Broadcom Corp.		4,725,271
130,178	@	Lam Research Corp.		2,964,153
1,003,700	@	ON Semiconductor Corp.		3,914,430
182,198	@	Silicon Laboratories, Inc.		4,810,027
				17,728,376
		Software: 4.6%
258,840	@	Activision Blizzard, Inc.		2,707,466
251,545	@	Red Hat, Inc.		4,487,563
20,100	@	Salesforce.com, Inc.		657,873
70,900	@	Sybase, Inc.		2,147,561
				10,000,463
		Telecommunications: 4.8%
114,300	@	American Tower Corp.		3,478,149
65,700	@	Crown Castle International Corp.		1,340,937
243,202	@	Juniper Networks, Inc.		3,662,622
105,100	@	MetroPCS Communications, Inc.		1,795,108
				10,276,816
		Transportation: 1.6%
185,200	@	Kansas City Southern		2,353,892
73,600		Knight Transportation, Inc.		1,115,776
				3,469,668
		Total Common Stock
		(Cost $242,332,725)		212,866,970

Principal Amount				Value
SHORT-TERM INVESTMENTS: 6.4%
		Securities Lending Collateral(cc): 6.4%
$14,007,212		Bank of New York Mellon Corp. Institutional Cash Reserves		$13,791,640
		Total Short-Term Investments
		(Cost $14,007,212)		13,791,640
		Total Investments in Securities
		(Cost $256,339,937)*	104.9%	$226,658,610
		Other Assets and Liabilities - Net	(4.9)	(10,555,998)
		Net Assets	100.0%	$216,102,612

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $267,365,551.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,726,725
		Gross Unrealized Depreciation		(51,433,666)
		Net Unrealized Depreciation		$(40,706,941)

PORTFOLIO OF INVESTMENTS
ING AllianceBernstein Mid Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$212,866,970	$—
Level 2- Other Significant Observable Inputs	13,791,640	—
Level 3- Significant Unobservable Inputs	—	—
Total	$226,658,610	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

			PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio			as of March 31, 2009 (Unaudited)
Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.2%
16,815,066		American Funds Asset Allocation Fund - Class 1 Shares		$194,382,165
		Total Investments in Affiliated Investment Companies
		(Cost $229,621,299)*	100.2%	$194,382,165
		Other Assets and Liabilities - Net	(0.2)	(358,207)
		Net Assets	100.0%	$194,023,958

	*	Cost for federal income tax purposes is $231,131,565.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(36,749,400)
		Net Unrealized Depreciation		$(36,749,400)

PORTFOLIO OF INVESTMENTS
ING American Funds Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$194,382,165
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$194,382,165	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
37,040,340		American Funds Bond Fund - Class 1 Shares		$350,401,615
		Total Investments in Affiliated Investment Companies
		(Cost $379,698,057)*	99.8%	$350,401,615
		Other Assets and Liabilities - Net	0.2	593,372
		Net Assets	100.0%	$350,994,987

	*	Cost for federal income tax purposes is $382,446,764.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(32,045,149)
		Net Unrealized Depreciation		$(32,045,149)

PORTFOLIO OF INVESTMENTS
ING American Funds Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$350,401,615
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$350,401,615	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.8%
47,495,559		American Growth Fund - Class 1 Shares		$1,506,084,183
		Total Investments in Affiliated Investment Companies
		(Cost $2,561,741,874)*	99.8%	$1,506,084,183
		Other Assets and Liabilities - Net	0.2	2,364,630
		Net Assets	100.0%	$1,508,448,813

	*	Cost for federal income tax purposes is $2,579,671,145.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(1,073,586,962)
		Net Unrealized Depreciation		$(1,073,586,962)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,506,084,183
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$1,506,084,183	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
45,977,235		American Growth and Income Fund		$1,030,349,847
		Total Investments in Affiliated Investment Companies
		(Cost $1,686,906,766)*	100.1%	$1,030,349,847
		Other Assets and Liabilities - Net	(0.1)	(804,563)
		Net Assets	100.0%	$1,029,545,284

	*	Cost for federal income tax purposes is $1,700,214,401.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(669,864,554)
		Net Unrealized Depreciation		$(669,864,554)

PORTFOLIO OF INVESTMENTS
ING American Funds Growth-Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,030,349,847
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$1,030,349,847	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
79,357,210		American International Fund		$895,149,328
		Total Investments in Affiliated Investment Companies
		(Cost $1,538,791,483)*	100.0%	$895,149,328
		Other Assets and Liabilities - Net	0.0	141,329
		Net Assets	100.0%	$895,290,657

	*	Cost for federal income tax purposes is $1,545,406,221.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(650,256,893)
		Net Unrealized Depreciation		$(650,256,893)

PORTFOLIO OF INVESTMENTS
ING American Funds International Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$895,149,328
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$895,149,328	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.3%
269,536		American Funds New World Fund - Class 1 Shares		$3,541,707
850,773		American Funds Bond Fund - Class 1 Shares		8,048,310
192,884		American Funds Global Small Capitalization HLS Fund - Class 1 Shares		2,121,720
295,645		American Funds Growth HLS Fund - Class 1 Shares		9,448,803
110,804		American Funds High Income Bond Fund - Class 1 Shares		908,594
487,810		American Funds International HLS Fund - Class 1 Shares		5,522,011
		Total Investments in Affiliated Investment Companies
		(Cost $29,637,419)*	100.3%	$29,591,145
		Other Assets and Liabilities - Net	(0.3)	(77,916)
		Net Assets	100.0%	$29,513,229

	*	Cost for federal income tax purposes is $29,740,458.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$81,811
		Gross Unrealized Depreciation		(231,124)
		Net Unrealized Depreciation		$(149,313)

PORTFOLIO OF INVESTMENTS
ING American Funds World Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$29,591,145
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$29,591,145	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 1.7%
		Banks: 0.4%
$520,000		JPMorgan Chase & Co., 1.760%, due 06/28/09	$497,900
			497,900
		Diversified Financial Services: 0.8%
590,000		Bear Stearns Cos., Inc., 1.890%, due 03/10/14	523,932
640,000	±	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	80,000
160,000		SLM Corp., 1.405%, due 06/01/09	155,965
800,000		SLM Corp., 2.150%, due 01/31/14	252,336
			1,012,233
		Multi-National: 0.3%
445,000	@@	International Bank for Reconstruction & Development, 0.040%, due 12/10/13	408,363
			408,363
		Telecommunications: 0.2%
300,000	#, C	Verizon Wireless, 8.500%, due 11/15/18	343,275
			343,275
		Total Corporate Bonds/Notes
		(Cost $3,294,365)	2,261,771
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.2%
		Federal Home Loan Mortgage Corporation##: 11.2%
14,453,722		5.000%, due 12/14/18-06/01/38	14,905,069
		Total U.S. Government Agency Obligations
		(Cost $14,173,712)	14,905,069
U.S. TREASURY OBLIGATIONS: 54.0%
		U.S. Treasury Bonds: 0.5%
655,000		2.750%, due 02/15/19	658,788
			658,788
		Treasury Inflation Indexed Protected Securities(ip): 53.5%
545,000		0.875%, due 04/15/10	605,141
2,430,000		1.375%, due 07/15/18	2,365,206
6,500,000		1.625%, due 01/15/15-01/15/18	7,072,720
7,635,000		1.750%, due 01/15/28	7,394,429
4,300,000	S	1.875%, due 07/15/13	5,074,628
7,920,000		2.000%, due 04/15/12-07/15/14	9,205,546
1,145,000		2.125%, due 01/15/19	1,201,683
3,785,000		2.375%, due 01/15/17	4,216,766
11,810,000	S	2.375%, due 01/15/25-01/15/27	13,690,703
3,575,000		2.500%, due 07/15/16-01/15/29	3,907,192
70,000		3.000%, due 07/15/12	87,597
3,840,000	S	3.375%, due 04/15/32	5,889,650
3,695,000	S	3.500%, due 01/15/11	4,685,704
1,830,000	S	3.625%, due 04/15/28	2,954,114
755,000		3.875%, due 04/15/29	1,249,710
1,410,000		4.250%, due 01/15/10	1,819,829
			71,420,618
		Total U.S. Treasury Obligations
		(Cost $69,168,239)	72,079,406
ASSET-BACKED SECURITIES: 4.7%
		Automobile Asset-Backed Securities: 2.9%
122,158	C	Daimler Chrysler Auto Trust, 5.000%, due 05/08/10	122,170
1,100,000	C	Ford Credit Auto Owner Trust, 2.522%, due 08/15/11	1,100,359
249,326	C	Honda Auto Receivables Owner Trust, 5.300%, due 07/21/10	250,217
1,478,098	C	Nissan Auto Receivables Owner Trust, 3.800%, due 10/15/10	1,485,104
83,033	C	USAA Auto Owner Trust, 5.010%, due 09/15/10	83,138
372,594	C	USAA Auto Owner Trust, 5.010%, due 06/15/11	376,090
377,205	C	USAA Auto Owner Trust, 5.360%, due 02/15/11	379,562
			3,796,640
		Credit Card Asset-Backed Securities: 1.2%
1,600,000	C	Chase Issuance Trust, 5.120%, due 10/15/14	1,612,119
			1,612,119

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount					Value
			Home Equity Asset-Backed Securities: 0.3%
$288,379		C	Citigroup Mortgage Loan Trust, Inc., 0.632%, due 03/25/37		$238,384
311,560		C	HSI Asset Securitization Corp. Trust, 0.572%, due 10/25/36		194,213
					432,597
			Other Asset-Backed Securities: 0.3%
471,846		C	Countrywide Asset-Backed Certificates, 0.572%, due 07/25/37		402,707
					402,707
			Total Asset-Backed Securities
			(Cost $6,402,436)		6,244,063
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
			Collateralized Mortgage Obligations: 5.8%
2,250,691		C	Bear Stearns Adjustable Rate Mortgage Trust, 5.650%, due 07/25/36		1,150,471
836,854		C	Countrywide Alternative Loan Trust, 0.735%, due 03/20/47		304,093
1,578,505		C	Credit Suisse First Boston Mortgage Securities Corp., 6.505%, due 02/15/34		1,594,399
905,000		C	GMAC Commercial Mortgage Securities, Inc., 4.547%, due 12/10/41		788,942
553,962		C	GMAC Commercial Mortgage Securities, Inc., 6.957%, due 09/15/35		562,472
700,000		C	GMAC Commercial Mortgage Securities, Inc., 7.594%, due 08/16/33		687,753
1,038,442		C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.044%, due 11/15/35		1,045,701
1,500,000		C	JPMorgan Chase Commercial Mortgage Securities Corp., 6.429%, due 04/15/35		1,491,053
82,642		C	LB-UBS Commercial Mortgage Trust, 5.642%, due 12/15/25		82,642
			Total Collateralized Mortgage Obligations
			(Cost $9,294,206)		7,707,526
OTHER BONDS: 5.3%
			Foreign Government Bonds: 5.3%
EUR	360,917		Deutschland Inflation Linked Bond, 1.500%, due 04/15/16		482,749
EUR	4,508,906		Government of France, 3.000%, due 07/25/12		6,428,343
EUR	125,000		Government of France, 5.750%, due 10/25/32		203,069
			Total Other Bonds
			(Cost $7,420,019)		7,114,161
			Total Investments in Securities
			(Cost $109,752,977)*	82.7%	$110,311,996
			Other Assets and Liabilities - Net	17.3	23,088,298
			Net Assets	100.0%	$133,400,294

		@@	Foreign Issuer
		#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

		C	Bond may be called prior to maturity date.
		ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
		##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

		S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

		±	Defaulted security
		EUR	EU Euro
		*	Cost for federal income tax purposes is $109,838,648.
			Net unrealized appreciation consists of:
			Gross Unrealized Appreciation		$3,938,329
			Gross Unrealized Depreciation		(3,464,981)
			Net Unrealized Appreciation		$473,348

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•              Level 1 - quoted prices in active markets for identical investments

•              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$(145,138)
Level 2- Other Significant Observable Inputs	110,311,996	(13,764,351)
Level 3- Significant Unobservable Inputs	—	—
Total	$110,311,996	$(13,909,489)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$1,369,945	Equity Contracts	$—
Foreign Exchange Contracts	—	Foreign Exchange Contracts	221,612
Interest Rate Contracts	261,882	Interest Rate Contracts	776,879

Total	$1,631,827		$998,491

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING BlackRock Inflation Protected Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized (Depreciation)
			USD
EU Euro
EUR 5,326,000	SELL	5/20/09	6,854,562	7,076,174	$(221,612)
					$(221,612)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
Euro-Bund	20	06/08/09	$2,929
Long Gilt	13	06/26/09	(15,671)
U.S. Treasury 10-Year Note	264	06/19/09	228,610
			$215,868
Short Contracts
U.S. Treasury 2-Year Note	2	06/30/09	$(2,812)
U.S. Treasury 5-Year Note	14	06/30/09	(23,292)
U.S. Treasury Long Bond	82	06/19/09	(334,902)
			$(361,006)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.595% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	02/04/11	USD	7,500,000	$30,343
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 4.463% Counterparty: Barclays Bank PLC	01/08/18	USD	3,000,000	(400,202)
				$(369,859)

PORTFOLIO OF INVESTMENTS
ING BlackRock Inflation Protected Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING BlackRock Inflation Protected Bond Portfolio Total Return Swap Agreements Outstanding on March 31, 2009:

	Termination	Notional		Unrealized
	Date	Amount		Appreciation/
Receive positive total return on Barclays US Government Inflation-Linked All Maturities Total Return Index.
Pay a floating rate based on 3-month USD-LIBOR minus 12 bps and, if negative, the absolute value of the total return on the index. Counterparty: Barclays Bank PLC, London	08/03/09	USD	19,500,000	$820,920
Receive positive total return on DBIQ USD IG Inflation Linked Sovereign Index.
Pay a floating rate based on 3-month USD-LIBOR minus 10 bps and, if negative, the absolute value of the total return on the index. Counterparty: Deutsche Bank AG	06/01/09	USD	14,000,000	549,026
				$1,369,945

The following short position was held by the ING Blackrock Inflation Protected Bond Portfolio at March 31, 2009:

Shares	Description	Market Value
(14,100,000)	Freddie Mac TBA, 5.000%, due 04/15/39	(14,542,825)

	Total Short Positions
	(Proceeds $14,304,891)	$(14,542,825)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 100.0%
		Aerospace/Defense: 4.4%
43,000		General Dynamics Corp.	$1,788,370
43,000		L-3 Communications Holdings, Inc.	2,915,400
59,000		Northrop Grumman Corp.	2,574,760
75,000		Raytheon Co.	2,920,500
			10,199,030
		Beverages: 1.0%
65,000	@	Hansen Natural Corp.	2,340,000
			2,340,000
		Biotechnology: 1.4%
63,000	@	Biogen Idec, Inc.	3,302,460
			3,302,460
		Commercial Services: 9.6%
70,000	@, L	Alliance Data Systems Corp.	2,586,500
41,000	@	Apollo Group, Inc. - Class A	3,211,530
60,000		Automatic Data Processing, Inc.	2,109,600
36,000		Global Payments, Inc.	1,202,760
138,000		H&R Block, Inc.	2,510,220
93,000	@	Hewitt Associates, Inc.	2,767,680
75,000		Manpower, Inc.	2,364,750
76,000		McKesson Corp.	2,663,040
118,000		Paychex, Inc.	3,029,060
			22,445,140
		Computers: 12.3%
121,000	@@	Accenture Ltd.	3,326,290
47,000	@	Affiliated Computer Services, Inc.	2,250,830
5,000	@	Apple, Inc.	525,600
34,000	@	DST Systems, Inc.	1,177,080
291,000	@	EMC Corp.	3,317,400
104,000		International Business Machines Corp.	10,076,560
94,000	@	Lexmark International, Inc.	1,585,780
226,000		Seagate Technology, Inc.	1,358,260
127,000	@	Synopsys, Inc.	2,632,710
137,000	@	Western Digital Corp.	2,649,580
			28,900,090
		Distribution/Wholesale: 2.0%
115,000	@	Tech Data Corp.	2,504,700
125,000	@	Wesco International, Inc.	2,265,000
			4,769,700
		Electric: 1.5%
378,000	@	AES Corp.	2,196,180
119,000	@	Mirant Corp.	1,356,600
			3,552,780
		Electrical Components & Equipment: 0.5%
43,000		Hubbell, Inc.	1,159,280
			1,159,280
		Electronics: 3.1%
122,000	@	Arrow Electronics, Inc.	2,325,320
135,000	@	Avnet, Inc.	2,363,850
74,000	@	Dolby Laboratories, Inc.	2,524,140
			7,213,310
		Food: 1.8%
43,000		Kroger Co.	912,460
145,000		Sysco Corp.	3,306,000
			4,218,460
		Healthcare - Products: 2.7%
28,000	@	Edwards Lifesciences Corp.	1,697,640
88,000		Johnson & Johnson	4,628,800
			6,326,440
		Healthcare - Services: 7.7%
110,000		Aetna, Inc.	2,676,300
126,000		Cigna Corp.	2,216,340
159,000	@	Community Health Systems, Inc.	2,439,060
112,000	@	Lincare Holdings, Inc.	2,441,600
56,000		Quest Diagnostics	2,658,880
141,000		UnitedHealth Group, Inc.	2,951,130
69,000	@	WellPoint, Inc.	2,619,930
			18,003,240
		Home Builders: 0.9%
4,000	@	NVR, Inc.	1,711,000
47,000		Pulte Homes, Inc.	513,710
			2,224,710
		Housewares: 0.2%
20,000		Toro Co.	483,600
			483,600
		Internet: 2.2%
121,000	@	F5 Networks, Inc.	2,534,950
79,000	@	McAfee, Inc.	2,646,500
			5,181,450

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Metal Fabricate/Hardware: 0.5%
76,000		Timken Co.	$1,060,960
			1,060,960
		Miscellaneous Manufacturing: 1.2%
103,000		Dover Corp.	2,717,140
			2,717,140
		Oil & Gas: 10.3%
91,000		ENSCO International, Inc.	2,402,400
86,000		ExxonMobil Corp.	5,856,600
71,000		Frontier Oil Corp.	908,090
109,000		Holly Corp.	2,310,800
62,000		Murphy Oil Corp.	2,775,740
214,000	@, @@	Nabors Industries Ltd.	2,137,860
20,000		Occidental Petroleum Corp.	1,113,000
175,000		Rowan Cos., Inc.	2,094,750
89,000		Sunoco, Inc.	2,356,720
166,000		Tesoro Corp.	2,236,020
			24,191,980
		Pharmaceuticals: 12.7%
19,000		Abbott Laboratories	906,300
73,000		AmerisourceBergen Corp.	2,384,180
215,000		Bristol-Myers Squibb Co.	4,712,800
78,000		Eli Lilly & Co.	2,605,980
144,000	@	Endo Pharmaceuticals Holdings, Inc.	2,545,920
61,000	@	Express Scripts, Inc.	2,816,370
107,000	@	Forest Laboratories, Inc.	2,349,720
157,000	@@	Herbalife Ltd.	2,351,860
83,000	@	Medco Health Solutions, Inc.	3,431,220
86,000		Omnicare, Inc.	2,106,140
60,000		Pfizer, Inc.	817,200
86,000	@	Watson Pharmaceuticals, Inc.	2,675,460
			29,703,150
		Retail: 6.2%
110,000	@	AnnTaylor Stores Corp.	572,000
17,000	@, L	Autozone, Inc.	2,764,540
68,000		Family Dollar Stores, Inc.	2,269,160
103,000		McDonald’s Corp.	5,620,710
71,000		Ross Stores, Inc.	2,547,480
14,000		Wal-Mart Stores, Inc.	729,400
			14,503,290
		Semiconductors: 3.7%
289,000	@	Integrated Device Technology, Inc.	1,314,950
203,000		National Semiconductor Corp.	2,084,810
144,000	@	Novellus Systems, Inc.	2,394,720
210,000	@	QLogic Corp.	2,335,200
20,000	@	Silicon Laboratories, Inc.	528,000
			8,657,680
		Software: 9.6%
88,000	@	BMC Software, Inc.	2,904,000
151,000		CA, Inc.	2,659,110
361,000	@	Compuware Corp.	2,378,990
34,000		Dun & Bradstreet Corp.	2,618,000
189,000		IMS Health, Inc.	2,356,830
200,000		Microsoft Corp.	3,674,000
140,000	@	Novell, Inc.	596,400
294,000	@	Oracle Corp.	5,312,580
			22,499,910
		Telecommunications: 2.4%
21,000	@, @@	Amdocs Ltd.	388,920
54,000	@	Cisco Systems, Inc.	905,580
618,000	@	JDS Uniphase Corp.	2,008,500
669,000	L	Qwest Communications International, Inc.	2,287,980
			5,590,980
		Transportation: 2.1%
75,000		Norfolk Southern Corp.	2,531,250
62,000		Tidewater, Inc.	2,302,060
			4,833,310
		Total Common Stock
		(Cost $268,573,548)	234,078,090

Principal Amount			Value
SHORT-TERM INVESTMENTS: 3.1%
		Securities Lending Collateral(cc): 3.1%
$7,429,406		Bank of New York Mellon Corp. Institutional Cash Reserves	$7,335,690
		Total Short-Term Investments
		(Cost $7,429,406)	7,335,690

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $276,002,954)*	103.1%	$241,413,780
		Other Assets and Liabilities - Net	(3.1)	(7,194,772)
		Net Assets	100.0%	$234,219,008

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $282,763,102.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,733,360
		Gross Unrealized Depreciation		(47,082,682)
		Net Unrealized Depreciation		$(41,349,322)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•              Level 1 - quoted prices in active markets for identical investments

•              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$234,078,090	$—
Level 2- Other Significant Observable Inputs	7,335,690	—
Level 3- Significant Unobservable Inputs	—	—
Total	$241,413,780	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.7%
		Aerospace/Defense: 3.8%
63,000		General Dynamics Corp.	$2,620,170
29,000		L-3 Communications Holdings, Inc.	1,966,200
52,000		Northrop Grumman Corp.	2,269,280
			6,855,650
		Agriculture: 1.5%
98,000		Archer-Daniels-Midland Co.	2,722,440
			2,722,440
		Banks: 1.3%
62,000		BB&T Corp.	1,049,040
49,000		JPMorgan Chase & Co.	1,302,420
			2,351,460
		Biotechnology: 2.5%
91,000	@	Amgen, Inc.	4,506,320
			4,506,320
		Chemicals: 0.8%
162,000		Dow Chemical Co.	1,365,660
			1,365,660
		Commercial Services: 2.0%
34,000		Manpower, Inc.	1,072,020
46,000		McKesson Corp.	1,611,840
91,000		RR Donnelley & Sons Co.	667,030
82,000	@	United Rentals, Inc.	345,220
			3,696,110
		Computers: 5.4%
37,000	@	Affiliated Computer Services, Inc.	1,771,930
58,000	@	Computer Sciences Corp.	2,136,720
1,000	@	DST Systems, Inc.	34,620
104,000	@	Lexmark International, Inc.	1,754,480
67,000		Seagate Technology, Inc.	402,670
88,000	@	Synopsys, Inc.	1,824,240
93,000	@	Western Digital Corp.	1,798,620
			9,723,280
		Cosmetics/Personal Care: 0.5%
18,000		Procter & Gamble Co.	847,620
			847,620
		Distribution/Wholesale: 1.9%
134,000	@	Ingram Micro, Inc.	1,693,760
51,000	@	Tech Data Corp.	1,110,780
37,000	@	Wesco International, Inc.	670,440
			3,474,980
		Electric: 0.2%
310,000	@	Dynegy, Inc. - Class A	437,100
			437,100
		Electronics: 1.0%
72,000	@	Arrow Electronics, Inc.	1,372,320
19,000	@	Thomas & Betts Corp.	475,380
			1,847,700
		Food: 0.1%
18,000		Del Monte Foods Co.	131,220
			131,220
		Healthcare - Products: 2.1%
73,000		Johnson & Johnson	3,839,800
			3,839,800
		Healthcare - Services: 6.9%
74,000		Aetna, Inc.	1,800,420
22,000		Cigna Corp.	386,980
4,000	@	Community Health Systems, Inc.	61,360
88,000	@	LifePoint Hospitals, Inc.	1,835,680
70,000	@	Lincare Holdings, Inc.	1,526,000
29,000		Quest Diagnostics	1,376,920
127,000		UnitedHealth Group, Inc.	2,658,110
74,000	@	WellPoint, Inc.	2,809,780
			12,455,250
		Home Builders: 3.8%
189,000		D.R. Horton, Inc.	1,833,300
189,000		Lennar Corp.	1,419,390
4,000	@	NVR, Inc.	1,711,000
67,000		Pulte Homes, Inc.	732,310
61,000	@	Toll Brothers, Inc.	1,107,760
			6,803,760
		Household Products/Wares: 0.8%
109,000	@	Jarden Corp.	1,381,030
			1,381,030
		Insurance: 9.4%
72,000		American Financial Group, Inc.	1,155,600
64,000		Chubb Corp.	2,708,480

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
28,000		CNA Financial Corp.	$256,480
67,000		Lincoln National Corp.	448,230
27,000	@@	PartnerRe Ltd.	1,675,890
41,000	@@	RenaissanceRe Holdings Ltd.	2,027,040
28,000		Torchmark Corp.	734,440
12,000		Transatlantic Holdings, Inc.	428,040
78,000		Travelers Cos., Inc.	3,169,920
27,000		Unitrin, Inc.	377,460
169,000		UnumProvident Corp.	2,112,500
87,000		WR Berkley Corp.	1,961,850
			17,055,930
		Internet: 0.6%
31,000	@	McAfee, Inc.	1,038,500
			1,038,500
		Metal Fabricate/Hardware: 0.1%
8,000		Timken Co.	111,680
			111,680
		Miscellaneous Manufacturing: 2.0%
71,000		Dover Corp.	1,872,980
180,000		General Electric Co.	1,819,800
			3,692,780
		Office/Business Equipment: 0.5%
216,000		Xerox Corp.	982,800
			982,800
		Oil & Gas: 25.6%
66,000		Anadarko Petroleum Corp.	2,566,740
129,000		Chevron Corp.	8,673,960
123,000		ConocoPhillips	4,816,680
64,000		ENSCO International, Inc.	1,689,600
227,000		ExxonMobil Corp.	15,458,700
104,000		Marathon Oil Corp.	2,734,160
180,000	@, @@	Nabors Industries Ltd.	1,798,200
30,000		Occidental Petroleum Corp.	1,669,500
114,000		Rowan Cos., Inc.	1,364,580
67,000		Sunoco, Inc.	1,774,160
133,000		Tesoro Corp.	1,791,510
123,000		Valero Energy Corp.	2,201,700
			46,539,490
		Pharmaceuticals: 11.2%
58,000		AmerisourceBergen Corp.	1,894,280
102,000		Eli Lilly & Co.	3,407,820
84,000	@	Endo Pharmaceuticals Holdings, Inc.	1,485,120
87,000	@	Forest Laboratories, Inc.	1,910,520
248,000	@	King Pharmaceuticals, Inc.	1,753,360
70,000		Omnicare, Inc.	1,714,300
457,000		Pfizer, Inc.	6,224,340
65,000	@	Watson Pharmaceuticals, Inc.	2,022,150
			20,411,890
		Retail: 4.8%
129,000	@, L	Autonation, Inc.	1,790,520
79,000	L	Barnes & Noble, Inc.	1,689,020
37,000		Family Dollar Stores, Inc.	1,234,690
179,000		Foot Locker, Inc.	1,875,920
120,000		RadioShack Corp.	1,028,400
23,000	@, L	Sears Holding Corp.	1,051,330
			8,669,880
		Semiconductors: 2.0%
96,000	@	Integrated Device Technology, Inc.	436,800
134,000	@	LSI Logic Corp.	407,360
64,000	@	Novellus Systems, Inc.	1,064,320
161,000	@	QLogic Corp.	1,790,320
			3,698,800
		Software: 3.5%
46,000	@	BMC Software, Inc.	1,518,000
97,000		CA, Inc.	1,708,170
270,000	@	Compuware Corp.	1,779,300
104,000		IMS Health, Inc.	1,296,880
			6,302,350
		Telecommunications: 4.4%
158,000		AT&T, Inc.	3,981,600
522,000	L	Qwest Communications International, Inc.	1,785,240
76,000		Verizon Communications, Inc.	2,295,200
			8,062,040
		Transportation: 1.0%
50,000		Tidewater, Inc.	1,856,500
			1,856,500
		Total Common Stock
		(Cost $212,308,207)	180,862,020
SHORT-TERM INVESTMENTS: 3.3%
		Affiliated Mutual Fund: 1.5%
2,771,765		ING Institutional Prime Money Market Fund - Class I	2,771,765
		Total Mutual Fund
		(Cost $2,771,765)	2,771,765

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 1.8%
$3,347,213		Bank of New York Mellon Corp. Institutional Cash Reserves		$3,293,969
		Total Securities Lending Collateral
		(Cost $3,347,213)		3,293,969
		Total Short-Term Investments
		(Cost $6,118,978)		6,065,734
		Total Investments in Securities
		(Cost $218,427,185)*	103.0%	$186,927,754
		Other Assets and Liabilities - Net	(3.0)	(5,471,419)
		Net Assets	100.0%	$181,456,335

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $225,553,311.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,091,641
		Gross Unrealized Depreciation		(40,717,198)
		Net Unrealized Depreciation		$(38,625,557)

PORTFOLIO OF INVESTMENTS
ING BlackRock Large Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•              Level 1 - quoted prices in active markets for identical investments

•              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•              Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$183,633,785	$—
Level 2- Other Significant Observable Inputs	3,293,969	—
Level 3- Significant Unobservable Inputs	—	—
Total	$186,927,754	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.4%
		Aerospace/Defense: 0.7%
5,100		Cubic Corp.	$129,183
11,900	@	Esterline Technologies Corp.	240,261
5,550	@	Moog, Inc.	126,929
			496,373
		Agriculture: 0.4%
9,500		Andersons, Inc.	134,330
5,850		Universal Corp.	175,032
			309,362
		Airlines: 1.2%
6,450	@	Alaska Air Group, Inc.	113,327
30,400	@	JetBlue Airways Corp.	110,960
29,000		Skywest, Inc.	360,760
28,800	@, L	UAL Corp.	129,024
55,000	@	US Airways Group, Inc.	139,150
			853,221
		Apparel: 0.5%
10,950	@	Carter’s, Inc.	205,970
21,000	@	Skechers USA, Inc.	140,070
			346,040
		Auto Parts & Equipment: 0.8%
36,900		Cooper Tire & Rubber Co.	149,076
32,400		Superior Industries International	383,940
			533,016
		Banks: 10.6%
20,613		Ameris Bancorp.	97,087
16,950	@@	Banco Latinoamericano de Exportaciones SA	158,822
80,350		Boston Private Financial Holdings, Inc.	282,029
22,100	L	Cathay General Bancorp.	230,503
24,100		Central Pacific Financial Corp.	134,960
24,900		Columbia Banking System, Inc.	159,360
15,200		First Bancorp.	181,944
14,350		FirstMerit Corp.	261,170
14,750		FNB Corp.	113,133
9,900		Glacier Bancorp., Inc.	155,529
4,800		Hancock Holding Co.	150,144
13,600	L	International Bancshares Corp.	106,080
7,800		Lakeland Financial Corp.	149,682
10,700		MB Financial Corp.	145,520
18,200		National Penn Bancshares, Inc.	151,060
10,550		Old National Bancorp.	117,844
22,550		PacWest Bancorp	323,142
4,700		Peapack Gladstone Financial Corp.	84,741
22,250		Prosperity Bancshares, Inc.	608,538
14,400		Renasant Corp.	180,864
14,400	L	Sierra Bancorp.	140,112
27,550		Southwest Bancorp., Inc.	258,419
30,050		Sterling Bancshares, Inc.	196,527
99,650	L	Sterling Financial Corp.	206,276
30,250	@	Sun Bancorp, Inc.	156,998
58,550		Susquehanna Bancshares, Inc.	546,272
9,150	@	SVB Financial Group	183,092
3,200		Tompkins Financial Corp.	137,600
13,700	L	Trustmark Corp.	251,806
105,400		UCBH Holdings, Inc.	159,154
3,750		UMB Financial Corp.	159,338
44,200		Umpqua Holdings Corp.	400,452
10,500		Union Bankshares Corp.	145,425
7,950	L	United Bankshares, Inc.	137,058
6,850		WesBanco, Inc.	156,386
25,000		Whitney Holding Corp.	286,250
14,100		Wintrust Financial Corp.	173,430
			7,486,747
		Building Materials: 1.8%
14,100		Apogee Enterprises, Inc.	154,818
13,500		Comfort Systems USA, Inc.	139,995
40,419		Gibraltar Industries, Inc.	190,778
17,100	@	Interline Brands, Inc.	144,153
33,000	@	NCI Building Systems, Inc.	73,260
30,200		Quanex Building Products Corp.	229,520
8,000		Simpson Manufacturing Co., Inc.	144,160
8,250		Universal Forest Products, Inc.	219,533
			1,296,217

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Chemicals: 1.2%
10,900		HB Fuller Co.	$141,700
12,150		Olin Corp.	173,381
7,600	@	OM Group, Inc.	146,832
82,600	@	PolyOne Corp.	190,806
7,200		Sensient Technologies Corp.	169,200
			821,919
		Commercial Services: 3.0%
6,850		Aaron Rents, Inc.	182,621
15,050	@	Albany Molecular Research, Inc.	141,922
26,500	@	Cross Country Healthcare, Inc.	173,575
38,000		Kelly Services, Inc.	305,900
4,700		Monro Muffler, Inc.	128,451
67,100	@	MPS Group, Inc.	399,245
32,450	@	PHH Corp.	455,923
10,500	@	Rent-A-Center, Inc.	203,385
2,400		Watson Wyatt Worldwide, Inc.	118,488
			2,109,510
		Computers: 2.1%
4,100	@	CACI International, Inc.	149,609
82,250	@	Ciber, Inc.	224,543
24,900		Imation Corp.	190,485
53,700	@	Insight Enterprises, Inc.	164,322
32,700	@	Mentor Graphics Corp.	145,188
41,900	@, @@	Ness Technologies, Inc.	123,605
13,600	@	Perot Systems Corp.	175,168
32,300	@	Rackable Systems, Inc.	131,138
27,600	@	Radisys Corp.	167,256
			1,471,314
		Diversified Financial Services: 1.4%
7,700	@, L	KBW, Inc.	156,695
17,400	@	Knight Capital Group, Inc.	256,476
25,323	@	LaBranche & Co., Inc.	94,708
18,800	@	MarketAxess Holdings, Inc.	143,632
11,200	@	Ocwen Financial Corp.	128,016
5,100	@	Stifel Financial Corp.	220,881
			1,000,408
		Electric: 6.0%
4,600		Allete, Inc.	122,774
9,250		Avista Corp.	127,465
32,450		Black Hills Corp.	580,531
3,800		CH Energy Group, Inc.	178,220
25,750		Cleco Corp.	558,518
13,500	@	El Paso Electric Co.	190,215
5,850		Idacorp, Inc.	136,656
10,800		NorthWestern Corp.	231,984
6,800		Otter Tail Corp.	149,940
41,850		PNM Resources, Inc.	345,681
39,400		Portland General Electric Co.	693,046
6,200		Unisource Energy Corp.	174,778
43,450		Westar Energy, Inc.	761,656
			4,251,464
		Electrical Components & Equipment: 0.3%
9,000		Encore Wire Corp.	192,870
			192,870
		Electronics: 3.0%
36,650	@	Benchmark Electronics, Inc.	410,480
10,900		Brady Corp.	192,167
21,200	@	Checkpoint Systems, Inc.	190,164
11,200	@	Cogent, Inc.	133,280
6,600	@	Cymer, Inc.	146,916
44,300	@	Electro Scientific Industries, Inc.	262,256
55,300	@	Newport Corp.	244,426
28,450	@	TTM Technologies, Inc.	165,010
21,350		Watts Water Technologies, Inc.	417,606
			2,162,305
		Engineering & Construction: 0.9%
10,850	@	EMCOR Group, Inc.	186,295
5,100		Granite Construction, Inc.	191,148
9,300	@	Insituform Technologies, Inc.	145,452
3,400	@	Michael Baker Corp.	88,400
			611,295
		Food: 3.4%
36,600	@	Chiquita Brands International, Inc.	242,658
5,300		Flowers Foods, Inc.	124,444
21,400	@, @@	Fresh Del Monte Produce, Inc.	351,388
16,000		Imperial Sugar Co.	115,040
5,200		Lance, Inc.	108,264
9,850	@	Ralcorp Holdings, Inc.	530,718
6,500		Ruddick Corp.	145,925
3,300		Sanderson Farms, Inc.	123,915
12,900	@	TreeHouse Foods, Inc.	371,391
7,800	@	United Natural Foods, Inc.	147,966
13,750	@	Winn-Dixie Stores, Inc.	131,450
			2,393,159

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Forest Products & Paper: 0.9%
58,550	@	Buckeye Technologies, Inc.	$124,712
29,400		Glatfelter	183,456
16,550		Schweitzer-Mauduit International, Inc.	305,513
			613,681
		Gas: 2.4%
10,750		Atmos Energy Corp.	248,540
3,600		Laclede Group, Inc.	140,328
4,500		New Jersey Resources Corp.	152,910
4,950		Nicor, Inc.	164,489
3,900		Northwest Natural Gas Co.	169,338
9,850	L	Piedmont Natural Gas Co.	255,017
4,750		South Jersey Industries, Inc.	166,250
10,900		Southwest Gas Corp.	229,663
6,200		WGL Holdings, Inc.	203,360
			1,729,895
		Hand/Machine Tools: 0.2%
5,450		Regal-Beloit Corp.	166,988
			166,988
		Healthcare - Services: 2.7%
12,450	@	AMERIGROUP Corp.	342,873
7,600	@	Centene Corp.	136,952
15,300	@	Healthsouth Corp.	135,864
10,000	@	Kindred Healthcare, Inc.	149,500
6,250	@	Magellan Health Services, Inc.	227,750
17,500	@	Medcath Corp.	127,225
14,200	@	RehabCare Group, Inc.	247,648
26,550	@	Res-Care, Inc.	386,568
10,941	@	Triple-S Management Corp.	134,793
			1,889,173
		Home Builders: 1.0%
21,150		M/I Homes, Inc.	147,839
13,150	@	Meritage Homes Corp.	150,173
16,450		Ryland Group, Inc.	274,057
7,500		Skyline Corp.	142,575
			714,644
		Home Furnishings: 0.3%
34,800		Kimball International, Inc.	228,288
			228,288
		Household Products/Wares: 1.1%
35,250		American Greetings Corp.	178,365
18,100	@	Central Garden & Pet Co.	136,112
21,700	@	Helen of Troy Ltd.	298,375
28,150	@	Prestige Brands Holdings, Inc.	145,817
			758,669
		Insurance: 10.0%
37,950		American Equity Investment Life Holding Co.	157,872
21,850	@	American Safety Insurance Holdings Ltd.	251,494
4,400	@, @@	Argo Group International Holdings Ltd.	132,572
29,843	@@	Aspen Insurance Holdings Ltd.	670,274
17,500	@, L	Citizens, Inc.	127,225
18,400		Flagstone Reinsurance Holdings Ltd.	143,336
7,700	@, @@	Greenlight Capital Re Ltd.	122,969
60,250		Horace Mann Educators Corp.	504,293
10,150	@@	IPC Holdings Ltd.	274,456
3,500		Kansas City Life Insurance Co.	125,475
21,550	@@	Max Re Capital Ltd.	371,522
15,200	@@	Montpelier Re Holdings Ltd.	196,992
4,000		National Western Life Insurance Co.	452,000
2,300	@	Navigators Group, Inc.	108,514
4,600		Odyssey Re Holdings Corp.	174,478
26,350	@@	Platinum Underwriters Holdings Ltd.	747,286
47,754	@	PMA Capital Corp.	199,134
48,350		Presidential Life Corp.	376,647
3,400	@	ProAssurance Corp.	158,508
2,850		RLI Corp.	143,070
20,700	@	SeaBright Insurance Holdings, Inc.	216,522
10,850		Selective Insurance Group	131,936
5,000		Tower Group, Inc.	123,150
40,400	@, @@	United America Indemnity Ltd.	162,408
6,500		United Fire & Casualty Co.	142,740
26,600	@	Universal American Financial Corp.	225,302
22,050		Validus Holdings Ltd.	522,144
5,700		Zenith National Insurance Corp.	137,427
			7,099,746
		Internet: 2.3%
29,100	@	Avocent Corp.	353,274
47,700	@	Internap Network Services Corp.	128,313
57,950	@	Moduslink Global Solutions, Inc.	150,091
57,300	@	Orbitz Worldwide, Inc.	73,917
34,700	@	Perficient, Inc.	187,380

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Internet (continued)
93,450	@	RealNetworks, Inc.	$217,739
36,000	@	SonicWALL, Inc.	160,560
37,550	@	TIBCO Software, Inc.	220,419
24,300	@	Vignette Corp.	162,324
			1,654,017
		Investment Companies: 1.5%
75,105		Apollo Investment Corp.	261,365
86,806		Ares Capital Corp.	420,141
69,105		Hercules Technology Growth Capital, Inc.	345,525
			1,027,031
		Leisure Time: 0.3%
51,700		Brunswick Corp.	178,365
			178,365
		Machinery - Diversified: 2.0%
12,450		Alamo Group, Inc.	132,717
7,300		Applied Industrial Technologies, Inc.	123,151
26,950		Briggs & Stratton Corp.	444,675
31,200	@	Kadant, Inc.	359,424
7,950		Nacco Industries, Inc.	216,081
31,650	@	Tecumseh Products Co.	143,058
			1,419,106
		Media: 0.7%
36,250	@	Cox Radio, Inc.	148,625
23,500		Scholastic Corp.	354,145
			502,770
		Metal Fabricate/Hardware: 1.4%
19,500		AM Castle & Co.	173,940
20,500		Mueller Industries, Inc.	444,645
64,500		Mueller Water Products, Inc.	212,850
20,600		Worthington Industries	179,426
			1,010,861
		Mining: 1.3%
190,700	@	Coeur d’Alene Mines Corp.	179,258
3,900		Compass Minerals International, Inc.	219,843
7,050	L	Royal Gold, Inc.	329,658
39,350	@, L	USEC, Inc.	188,880
			917,639
		Miscellaneous Manufacturing: 1.7%
5,750		AO Smith Corp.	144,785
7,700	@	Ceradyne, Inc.	139,601
4,700		Clarcor, Inc.	118,393
44,864	@	Griffon Corp.	336,480
26,550		Movado Group, Inc.	200,187
18,250		Tredegar Corp.	298,023
			1,237,469
		Oil & Gas: 1.3%
35,300	@	Bronco Drilling Co., Inc.	185,678
41,000	@	Harvest Natural Resources, Inc.	138,990
79,600	@	Parker Drilling Co.	146,464
40,650	@	Rosetta Resources, Inc.	201,218
21,350	@	Swift Energy Co.	155,855
9,000	L	Western Refining, Inc.	107,460
			935,665
		Oil & Gas Services: 0.3%
4,000	@	SEACOR Holdings, Inc.	233,240
			233,240
		Pharmaceuticals: 1.4%
12,200		Medicis Pharmaceutical Corp.	150,914
27,200	@	Nektar Therapeutics	146,608
11,800	@	Par Pharmaceutical Cos., Inc.	111,746
7,600	@	PharMerica Corp.	126,464
33,200	@	Salix Pharmaceuticals Ltd.	315,400
7,000	@	Valeant Pharmaceuticals International	124,530
			975,662
		Retail: 4.7%
44,476		Asbury Automotive Group, Inc.	191,692
51,700		Brown Shoe Co., Inc.	193,875
14,600	@	Cabela’s, Inc.	133,006
12,850		Casey’s General Stores, Inc.	342,581
41,900	@	Chico’s FAS, Inc.	225,003
5,600	@	Childrens Place Retail Stores, Inc.	122,584
12,900	@	Collective Brands, Inc.	125,646
24,100	L	Haverty Furniture Cos., Inc.	253,773
12,700	@	HOT Topic, Inc.	142,113
10,000	@	Jo-Ann Stores, Inc.	163,400
10,700		Men’s Wearhouse, Inc.	161,998
34,250		Regis Corp.	494,913
32,300	@	Rush Enterprises, Inc. - Class A	288,116
25,150		Stage Stores, Inc.	253,512
8,150		World Fuel Services Corp.	257,785
			3,349,997

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 3.4%
42,550		Abington Bancorp, Inc.	$352,314
15,800		BankFinancial Corp.	157,526
16,000		Berkshire Hills Bancorp., Inc.	366,720
19,700		ESSA Bancorp, Inc.	262,207
13,300		First Niagara Financial Group, Inc.	144,970
31,500		NewAlliance Bancshares, Inc.	369,810
44,100		Provident Financial Services, Inc.	476,721
20,900		United Financial Bancorp, Inc.	273,581
			2,403,849
		Semiconductors: 3.5%
23,950	@	Cypress Semiconductor Corp.	162,142
42,905	@	DSP Group, Inc.	185,350
194,100	@	Entegris, Inc.	166,926
29,500	@	Exar Corp.	184,080
8,300	@	Formfactor, Inc.	149,566
15,500	@	Macrovision Solutions Corp.	275,745
33,550	@	MKS Instruments, Inc.	492,179
27,250	@	Omnivision Technologies, Inc.	183,120
22,000	@	PMC - Sierra, Inc.	140,360
15,900	@	Skyworks Solutions, Inc.	128,154
98,950	@	Triquint Semiconductor, Inc.	244,407
23,100	@	Zoran Corp.	203,280
			2,515,309
		Software: 1.2%
18,400	@	Avid Technology, Inc.	168,176
24,750	@	JDA Software Group, Inc.	285,863
14,000	@	Quest Software, Inc.	177,520
12,500	@	SYNNEX Corp.	245,875
			877,434
		Telecommunications: 2.8%
80,700	@	3Com Corp.	249,363
48,700	@	Adaptec, Inc.	116,880
4,500	@	Anixter International, Inc.	142,560
5,400		Applied Signal Technology, Inc.	109,242
17,800	@	Arris Group, Inc.	131,186
12,950		Atlantic Tele-Network, Inc.	248,381
15,550		Black Box Corp.	367,136
6,000	@	EMS Technologies, Inc.	104,760
33,600	@	Harris Stratex Networks, Inc.	129,360
46,700	@	Sycamore Networks, Inc.	124,689
9,800	@	Tekelec	129,654
15,037	@	USA Mobility, Inc.	138,491
			1,991,702
		Textiles: 0.8%
30,650		G&K Services, Inc.	579,592
			579,592
		Toys/Games/Hobbies: 0.6%
17,750	@	Jakks Pacific, Inc.	219,213
33,300	@	RC2 Corp.	175,491
			394,704
		Transportation: 0.6%
12,250		Arkansas Best Corp.	232,995
6,700	@@, L	Nordic American Tanker Shipping	196,310
			429,305
		Water: 0.7%
4,300		California Water Service Group	179,998
5,400	@	Pico Holdings, Inc.	162,378
6,800		SJW Corp.	172,924
			515,300
		Total Common Stock
		(Cost $83,930,092)	62,685,321
REAL ESTATE INVESTMENT TRUSTS: 7.5%
		Apartments: 0.2%
7,900		American Campus Communities, Inc.	137,144
			137,144
		Diversified: 0.4%
35,000		Colonial Properties Trust	133,350
9,850		Entertainment Properties Trust	155,236
			288,586
		Health Care: 1.3%
19,850		Care Investment Trust, Inc.	108,381
8,300		Healthcare Realty Trust, Inc.	124,417
78,700		Medical Properties Trust, Inc.	287,255
3,900		Omega Healthcare Investors, Inc.	54,912
17,500		Senior Housing Properties Trust	245,350
4,400		Universal Health Realty Income Trust	128,612
			948,927
		Hotels: 0.5%
133,150		Ashford Hospitality Trust, Inc.	205,051
34,900		DiamondRock Hospitality Co.	139,949
			345,000

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Mortgage: 1.5%
20,400		Anworth Mortgage Asset Corp.		$125,052
11,600		Capstead Mortgage Corp.		124,584
5,000		Hatteras Financial Corp.		124,950
42,100		MFA Mortgage Investments, Inc.		247,548
122,739		Northstar Realty Finance Corp.		284,754
12,800		Redwood Trust, Inc.		196,480
				1,103,368
		Office Property: 1.2%
58,800		BioMed Realty Trust, Inc.		398,076
6,050		Corporate Office Properties Trust SBI MD		150,222
12,600		Franklin Street Properties Corp.		154,980
5,700		Highwoods Properties, Inc.		122,094
				825,372
		Paper & Related Products: 0.2%
5,900		Potlatch Corp.		136,821
				136,821
		Single Tenant: 1.5%
38,300		National Retail Properties, Inc.		606,672
23,950		Realty Income Corp.		450,739
				1,057,411
		Storage: 0.5%
23,500		Extra Space Storage, Inc.		129,485
113,900		U-Store-It Trust		230,078
				359,563
		Warehouse/Industrial: 0.2%
39,550		DCT Industrial Trust, Inc.		125,374
				125,374
		Total Real Estate Investment Trusts
		(Cost $9,402,981)		5,327,566
MUTUAL FUNDS: 3.2%
		Open-End Funds: 3.2%
57,841		iShares Russell 2000 Value Index Fund		2,282,406
		Total Mutual Funds
		(Cost $2,212,420)		2,282,406
RIGHTS: 0.0%
		Insurance: 0.0%
40,400	@@	United America Indemnity, Ltd.		20,730
		Total Rights
		(Cost $-)		20,730
		Total Long-Term Investments
		(Cost $95,545,493)		70,316,023

Principal Amount				Value
SHORT-TERM INVESTMENTS: 3.0%
		Securities Lending Collateral(cc): 3.0%
$2,198,883		Bank of New York Mellon Corp. Institutional Cash Reserves		$2,133,756
		Total Short-Term Investments
		(Cost $2,198,883)		2,133,756
		Total Investments in Securities
		(Cost $97,744,376)*	102.1%	$72,449,779
		Other Assets and Liabilities - Net	(2.1)	(1,486,340)
		Net Assets	100.0%	$70,963,439

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $104,227,123.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,593,227
		Gross Unrealized Depreciation		(34,370,571)
		Net Unrealized Depreciation		$(31,777,344)

PORTFOLIO OF INVESTMENTS
ING Disciplined Small Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$70,295,293	$—
Level 2- Other Significant Observable Inputs	2,154,486	—
Level 3- Significant Unobservable Inputs	—	—
Total	$72,449,779	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.6%
		Biotechnology: 22.8%
77,181	@	Alexion Pharmaceuticals, Inc.	$2,906,636
96,405	@	AMAG Pharmaceuticals, Inc.	3,544,812
90,509	@	Amgen, Inc.	4,482,006
52,976	@	Biogen Idec, Inc.	2,777,002
66,316	@	Celgene Corp.	2,944,430
223,004	@	Enzo Biochem, Inc.	896,476
58,480	@	Genzyme Corp.	3,473,127
116,686	@	Gilead Sciences, Inc.	5,404,896
204,230	@	Incyte Corp.	477,898
142,445	@	Life Technologies Corp.	4,626,614
316,223	@	Novavax, Inc.	322,547
47,893	@	OSI Pharmaceuticals, Inc.	1,832,386
183,366	@	Sequenom, Inc.	2,607,465
29,421	@	United Therapeutics Corp.	1,944,434
124,545	@	Vertex Pharmaceuticals, Inc.	3,578,178
			41,818,907
		Chemicals: 4.8%
112,094	@@	Bayer AG	5,444,731
39,069		Monsanto Co.	3,246,634
			8,691,365
		Commercial Services: 2.7%
67,891		McKesson Corp.	2,378,901
107,663		Pharmaceutical Product Development, Inc.	2,553,766
			4,932,667
		Electronics: 1.0%
50,501	@	Thermo Electron Corp.	1,801,371
			1,801,371
		Healthcare - Products: 22.3%
108,499	@	Abiomed, Inc.	531,645
22,768	@@	Alcon, Inc.	2,069,839
47,772		Baxter International, Inc.	2,446,882
26,902		Becton Dickinson & Co.	1,808,890
100,304	@	Cepheid, Inc.	692,098
80,135	@@	Covidien Ltd.	2,663,687
40,642	@@	Fresenius AG	1,543,998
59,390	@	Gen-Probe, Inc.	2,706,996
148,983	@	Hologic, Inc.	1,950,187
151,240	@	Inverness Medical Innovations, Inc.	4,027,521
38,049		Johnson & Johnson	2,001,377
54,631		Medtronic, Inc.	1,609,976
133,543	@	NMT Medical, Inc.	106,834
57,500	@	NuVasive, Inc.	1,804,350
118,057	@, @@	Qiagen NV	1,884,190
98,681	@	Resmed, Inc.	3,487,387
120,983	@	St. Jude Medical, Inc.	4,395,312
80,913	@	Thoratec Corp.	2,078,655
52,076	@	Zimmer Holdings, Inc.	1,900,774
81,963	@	Zoll Medical Corp.	1,176,989
			40,887,587
		Healthcare - Services: 2.8%
57,893	@	Covance, Inc.	2,062,728
61,123	@@	Fresenius Medical Care AG & Co. KGaA	2,369,421
202,114	@	Orchid Cellmark, Inc.	125,311
34,383	@	Psychiatric Solutions, Inc.	540,845
			5,098,305
		Pharmaceuticals: 30.4%
77,513		Abbott Laboratories	3,697,370
59,766		Allergan, Inc.	2,854,424
1,058,059	@, @@	Antisoma PLC	402,436
151,145	@	Auxilium Pharmaceuticals, Inc.	4,189,739
64,271	@	Biodel, Inc.	334,852
139,661	@	BioMarin Pharmaceuticals, Inc.	1,724,813
233,204		Bristol-Myers Squibb Co.	5,111,833
45,206		Cardinal Health, Inc.	1,423,085
44,662	@	Cephalon, Inc.	3,041,482
130,600	@@	Chugai Pharmaceutical Co., Ltd.	2,224,885
162,552	@, @@	Eurand NV	1,810,829
99,328	@	Forest Laboratories, Inc.	2,181,243
59,930	@@	Ipsen	2,307,386
69,979	@	Medco Health Solutions, Inc.	2,892,932
136,167		Merck & Co., Inc.	3,642,467
109,406	@	Onyx Pharmaceuticals, Inc.	3,123,541
164,418		Pfizer, Inc.	2,239,373
17,437	@@	Roche Holding AG	2,393,231
162,128		Schering-Plough Corp.	3,818,114
65,824	@@	Shire PLC ADR	2,365,715

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Pharmaceuticals (continued)
165,671	@	Spectrum Pharmaceuticals, Inc.		$289,924
57,089	@@	Teva Pharmaceutical Industries Ltd. ADR		2,571,859
731,157	@, @@	Theratechnologies, Inc.		1,119,236
				55,760,769
		Retail: 2.1%
140,115		CVS Caremark Corp.		3,851,761
				3,851,761
		Software: 1.7%
69,912	@	Cerner Corp.		3,074,031
373,990	@, @@	Medipattern Corp.		66,742
				3,140,773
		Total Common Stock
		(Cost $199,052,084)		165,983,505
MUTUAL FUNDS: 0.3%
		Open-End Funds: 0.3%
21,077		Health Care Select Sector SPDR Fund		510,274
		Total Mutual Funds
		(Cost $699,228)		510,274
		Total Long-Term Investments
		(Cost $199,751,312)		166,493,779
SHORT-TERM INVESTMENTS: 9.1%
		Affiliated Mutual Fund: 9.1%
16,750,006		ING Institutional Prime Money Market Fund - Class I		16,750,006
		Total Short-Term Investments
		(Cost $16,750,006)		16,750,006
		Total Investments in Securities
		(Cost $216,501,318)*	100.0%	$183,243,785
		Other Assets and Liabilities - Net	0.0	30,899
		Net Assets	100.0%	$183,274,684

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $217,523,294.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,331,817
		Gross Unrealized Depreciation		(39,611,326)
		Net Unrealized Depreciation		$(34,279,509)

PORTFOLIO OF INVESTMENTS
ING Evergreen Health Sciences Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$166,557,697	$—
Level 2- Other Significant Observable Inputs	16,686,088	—
Level 3- Significant Unobservable Inputs	—	—
Total	$183,243,785	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.0%
		Advertising: 1.7%
90,808		Omnicom Group	$2,124,907
			2,124,907
		Apparel: 2.8%
301,900	@	Timberland Co.	3,604,686
			3,604,686
		Beverages: 1.0%
29,287		Coca-Cola Co.	1,287,164
			1,287,164
		Biotechnology: 7.8%
76,337	@	Amgen, Inc.	3,780,208
120,186	@	Biogen Idec, Inc.	6,300,150
			10,080,358
		Commercial Services: 9.4%
53,330		Automatic Data Processing, Inc.	1,875,083
130,504	@	Bankrate, Inc.	3,256,075
125,450		Visa, Inc.	6,975,020
			12,106,178
		Cosmetics/Personal Care: 0.9%
25,003		Procter & Gamble Co.	1,177,391
			1,177,391
		Diversified Financial Services: 2.4%
193,300		Legg Mason, Inc.	3,073,470
			3,073,470
		Food: 1.4%
60,100		McCormick & Co., Inc.	1,777,157
			1,777,157
		Healthcare - Products: 3.0%
72,021		Medtronic, Inc.	2,122,459
46,062	@	Zimmer Holdings, Inc.	1,681,263
			3,803,722
		Healthcare - Services: 1.7%
57,550	@	WellPoint, Inc.	2,185,174
			2,185,174
		Household Products/Wares: 2.1%
53,600		Clorox Co.	2,759,328
			2,759,328
		Insurance: 1.2%
78,381		Marsh & McLennan Cos., Inc.	1,587,215
			1,587,215
		Internet: 16.6%
122,982	@	Amazon.com, Inc.	9,031,798
195,797	@	Blue Nile, Inc.	5,903,280
18,415	@	Google, Inc. - Class A	6,409,525
			21,344,603
		Leisure Time: 0.4%
26,693		Carnival Corp.	576,569
			576,569
		Media: 4.2%
107,600		Factset Research Systems, Inc.	5,378,924
			5,378,924
		Miscellaneous Manufacturing: 0.4%
27,624	@@	Tyco International Ltd.	540,325
			540,325
		Oil & Gas: 4.1%
47,250		Chevron Corp.	3,177,090
53,024		ConocoPhillips	2,076,420
			5,253,510
		Oil & Gas Services: 1.7%
30,350		Schlumberger Ltd.	1,232,817
84,400	@	Weatherford International, Ltd.	934,308
			2,167,125
		Pharmaceuticals: 7.2%
114,268		Bristol-Myers Squibb Co.	2,504,755
101,100		Merck & Co., Inc.	2,704,425
107,100	@@	Novartis AG ADR	4,051,593
			9,260,773
		Retail: 1.8%
52,100		Home Depot, Inc.	1,227,476
31,013		Target Corp.	1,066,537
			2,294,013
		Semiconductors: 7.4%
366,828		Altera Corp.	6,437,831
15,121		KLA-Tencor Corp.	302,420
90,300		Linear Technology Corp.	2,075,094
38,121		Texas Instruments, Inc.	629,378
			9,444,723

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Software: 8.4%
148,206		Microsoft Corp.		$2,722,544
119,000	@	MSCI, Inc. - Class A		2,012,290
331,742	@	Oracle Corp.		5,994,578
				10,729,412
		Telecommunications: 5.6%
143,520	@	Cisco Systems, Inc.		2,406,830
122,062		Qualcomm, Inc.		4,749,432
				7,156,262
		Transportation: 5.8%
192,400		Expeditors International Washington, Inc.		5,442,996
39,750		United Parcel Service, Inc. - Class B		1,956,495
				7,399,491
		Total Common Stock
		(Cost $159,198,910)		127,112,480
SHORT-TERM INVESTMENTS: 1.1%
		Affiliated Mutual Fund: 1.1%
1,443,604		ING Institutional Prime Money Market Fund - Class I		1,443,604
		Total Short-Term Investments
		(Cost $1,443,604)		1,443,604
		Total Investments in Securities
		(Cost $160,642,514)*	100.1%	$128,556,084
		Other Assets and Liabilities - Net	(0.1)	(167,478)
		Net Assets	100.0%	$128,388,606

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $161,438,141.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,844,322
		Gross Unrealized Depreciation		(39,726,379)
		Net Unrealized Depreciation		$(32,882,057)

PORTFOLIO OF INVESTMENTS
ING Evergreen Omega Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$128,556,084	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$128,556,084	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.0%
		Advertising: 0.3%
817,000	@, @@	Sinomedia Holding, Ltd.	$113,597
371,500	@, @@, L	VisionChina Media, Inc. ADR	2,396,175
			2,509,772
		Apparel: 0.7%
29,480	L	Columbia Sportswear Co.	882,042
2,016,000	@@	Shenzhou International Group Holdings Ltd.	516,481
64,400	@, L	Under Armour, Inc.	1,058,092
57,112		VF Corp.	3,261,666
			5,718,281
		Auto Parts & Equipment: 1.0%
52,127	@	Amerigon, Inc.	192,870
24,245	@, @@	China Automotive Systems, Inc.	85,100
269,284	@, L	Fuel Systems Solutions, Inc.	3,629,948
7,260,000	@@, L	Geely Automobile Holdings Ltd.	636,957
994,112	@, @@	New Focus Auto Tech Holdings Ltd.	120,529
435,200	@@	Weichai Power Co., Ltd.	948,949
5,210,000	@@, L	Xinyi Glass Holding Co., Ltd.	2,312,159
			7,926,512
		Banks: 0.4%
109,292	@@	Bank of Baroda	505,612
44	@@	Jammu & Kashmir Bank Ltd.	273
72,100	@@	Mitsubishi UFJ Financial Group, Inc. ADR	354,732
921,038	@@	Union Bank of India	2,669,963
			3,530,580
		Beverages: 2.0%
484,480		Molson Coors Brewing Co.	16,607,974
			16,607,974
		Biotechnology: 0.5%
34,300	@, @@	3SBio, Inc. ADR	232,211
70,900	@@	Abcam PLC	616,958
5,800	@, @@, L	American Oriental Bioengineering, Inc.	22,388
14,399	@	Bio-Rad Laboratories, Inc.	948,894
100	@	Celera Corp.	763
317,771	@	Harvard Bioscience, Inc.	946,958
24,790,000	@@, L	Mingyuan Medicare Development Co., Ltd.	1,487,707
34,261	@, L	Sangamo Biosciences, Inc.	144,924
			4,400,803
		Building Materials: 0.1%
77,000	@@	Asahi Glass Co., Ltd.	408,790
169,154	@@	Blue Star Ltd.	518,753
			927,543
		Chemicals: 1.6%
83	@@	Asian Paints Ltd.	1,292
74,544		FMC Corp.	3,215,828
424,993		Sensient Technologies Corp.	9,987,336
			13,204,456
		Commercial Services: 1.2%
41,057	@	American Caresource Holdings	314,497
21,900	@@	Benesse Corp.	806,706
24,900	@	Brink’s Home Security Holdings, Inc.	562,740
269,000	@@	JobStreet Corp. Bhd	72,335
80,765		Manpower, Inc.	2,546,520
722,407	@@	Michael Page International PLC	1,901,017
25,556	@, @@, L	New Oriental Education & Technology Group ADR	1,284,189
7,967	@@	R Stahl AG	134,653
100,882	@@	Randstad Holdings NV	1,711,402
34,300		RR Donnelley & Sons Co.	251,419
			9,585,478
		Computers: 4.6%
341,471	@@	Accenture Ltd.	9,387,038
313,919	@	Affiliated Computer Services, Inc.	15,033,581
368,518	@@	Asustek Computer, Inc.	388,570
38,800	@@	Capgemini SA	1,247,000
67,100	@, @@	Gemalto NV	1,915,281
117,700	@@	Ingenico	1,953,009
1,700	@@	Lenovo Group Ltd. ADR	7,854
66,735	@	Manhattan Associates, Inc.	1,155,850
44,906		MTS Systems Corp.	1,021,612
368,794	@	Perot Systems Corp.	4,750,067
39,010	@	SRA International, Inc.	573,447
			37,433,309
		Cosmetics/Personal Care: 0.0%
19,400	@@	Kalina ADR	97,019
			97,019
		Distribution/Wholesale: 0.0%
1,000	@@	Digital China Holdings Ltd.	418
			418

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 0.7%
100		Franklin Resources, Inc.	$5,387
25	@@	Housing Development Finance Corp.	698
480,668		Janus Capital Group, Inc.	3,196,442
458,000	@@, L	Marusan Securities Co., Ltd.	2,375,616
			5,578,143
		Electric: 0.3%
312,850	@	Calpine Corp.	2,130,509
			2,130,509
		Electrical Components & Equipment: 0.2%
319,200	@@	Fortune Electric Co., Ltd.	307,617
4,046,000	@@	Neo-Neon Holdings Ltd.	726,136
54,043	@	PowerSecure International, Inc.	184,827
			1,218,580
		Electronics: 2.3%
7,700	L	Badger Meter, Inc.	222,453
13,124		Gentex Corp.	130,715
68,600	@@, L	Ingenico	1,138,287
79,000	@@	Lumax International Corp. Ltd.	91,920
330,962	@@	MIC Electronics Ltd.	117,295
212,000	@@	NGK Insulators Ltd.	3,315,804
288,876	@	Thermo Electron Corp.	10,304,207
38,000	@	Thomas & Betts Corp.	950,760
100	@	Trimble Navigation Ltd.	1,528
701,358	@	Vishay Intertechnology, Inc.	2,440,726
			18,713,695
		Energy - Alternate Sources: 0.4%
161,200	@, @@, L	Q-Cells AG	3,231,020
			3,231,020
		Engineering & Construction: 0.1%
37,863	@	Insituform Technologies, Inc.	592,177
			592,177
		Entertainment: 0.1%
11,821	@	Ascent Media Corp.	295,525
42,951	@@	Cinemax India Ltd.	38,992
174,600	@, @@	Eros International PLC	200,419
418,000	@, @@	Global Digital Creations Holdings Ltd.	7,316
			542,252
		Environmental Control: 0.2%
104,499	@, L	Fuel Tech, Inc.	1,093,060
9,600		Republic Services, Inc.	164,640
			1,257,700
		Food: 3.8%
6,431	@@	Britannia Industries Ltd.	177,682
85,846	@, L	Chiquita Brands International, Inc.	569,159
173,863		ConAgra Foods, Inc.	2,933,069
8,600	@@	Daikokutenbussan Co., Ltd.	138,602
4,332,400	@, @@	Heng Tai Consumables Group Ltd.	209,610
311,143		Hormel Foods Corp.	9,866,345
77,936		Kellogg Co.	2,854,796
82,300		Kroger Co.	1,746,406
57,400	@, @@	Purecircle Ltd.	158,116
56	@@	REI Six Ten Retail, Ltd.	700
328,000	@@	Toyo Suisan Kaisha Ltd.	6,767,837
10,945,000	@@, L	Want Want China Holdings Ltd.	5,079,164
			30,501,486
		Gas: 0.1%
22,100		Sempra Energy	1,021,904
			1,021,904
		Hand/Machine Tools: 0.1%
26,000	@@, L	Disco Corp.	649,045
7,800	@	K-Tron International, Inc.	473,226
			1,122,271
		Healthcare - Products: 6.9%
100	@	Angiodynamics, Inc.	1,124
19,900	@, @@	Aspen Pharmacare Holdings Ltd.	95,888
101,310		Becton Dickinson & Co.	6,812,084
653,288	@	Boston Scientific Corp.	5,193,640
179,186	@@	Covidien Ltd.	5,956,143
31,500		Densply International, Inc.	845,775
139,786	@	Edwards Lifesciences Corp.	8,475,225
277,044	@@, L	Hengan International Group Co., Ltd.	1,114,413
28,200	@	Henry Schein, Inc.	1,128,282
553,080	@	Kinetic Concepts, Inc.	11,681,050
259,769	@, @@, L	Qiagen NV	4,145,913
74,094	@	Quidel Corp.	683,147
1,236,000	@@, L	Shandong Weigao Group Medical Polymer Co., Ltd.	2,200,707
329,213		Steris Corp.	7,664,079
60,049	@, L	ThermoGenesis Corp.	36,029
13,509	@	Vascular Solutions, Inc.	82,675
			56,116,174

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 2.9%
213,717	@	Centene Corp.	$3,851,180
59,534	@	IPC The Hospitalist Co., Inc.	1,132,932
115,896	@	Laboratory Corp. of America Holdings	6,778,757
73,358	@	LifePoint Hospitals, Inc.	1,530,248
126,000	@@	Medial Saude SA	290,049
269	@@	Message Co. Ltd.	345,230
102,100		Quest Diagnostics	4,847,708
303,070	@	Res-Care, Inc.	4,412,699
48,679	@	US Physical Therapy, Inc.	471,213
			23,660,016
		Holding Companies - Diversified: 0.1%
461,501	@, @@	MAX India Ltd.	899,054
750	@@	REI Agro Ltd.	572
			899,626
		Home Furnishings: 0.1%
30,900		Whirlpool Corp.	914,331
			914,331
		Household Products/Wares: 0.9%
437,271		Tupperware Corp.	7,429,234
			7,429,234
		Insurance: 6.0%
37,121	@@	Admiral Group PLC	454,121
4,600		Aflac, Inc.	89,056
200	@@	Axis Capital Holdings Ltd.	4,508
230,650		Chubb Corp.	9,761,108
1,378,417		Old Republic International Corp.	14,914,472
134,732		Presidential Life Corp.	1,049,562
331,836	@	Progressive Corp.	4,459,876
186,200		Protective Life Corp.	977,550
533,952		Reinsurance Group of America, Inc.	17,294,705
			49,004,958
		Internet: 8.6%
126,879	@	eBay, Inc.	1,593,600
140,587	@, L	Emdeon Corp.	1,455,075
35	@@	F@N Communications, Inc.	46,041
237,400	@	GigaMedia Ltd.	1,310,448
19,160	@@	LG Dacom Corp.	243,437
116	@, L	LoopNet, Inc.	705
836,393	@, L	NetFlix, Inc.	35,897,988
206	@, @@	Rediff.Com India Ltd. ADR	383
498,804	@, @@, L	Shanda Interactive Entertainment Ltd. ADR	19,717,722
289,728	@	Symantec Corp.	4,328,536
184,646	@	Valueclick, Inc.	1,571,337
124,900	@	VeriSign, Inc.	2,356,863
44,803	@, L	WebMD Health Corp.	999,107
33,910	@, @@	YedangOnline Corp.	207,292
			69,728,534
		Leisure Time: 1.0%
405,129	@	WMS Industries, Inc.	8,471,247
			8,471,247
		Lodging: 0.6%
322,300	@@	Minor International PCL	58,607
160,000	@@, L	Shangri-La Asia Ltd.	181,709
347,800		Starwood Hotels & Resorts Worldwide, Inc.	4,417,060
49,544	@@	TAJ GVK Hotels & Resorts Ltd.	46,763
			4,704,139
		Machinery - Diversified: 2.1%
614,018	@	AGCO Corp.	12,034,753
2,148	@@	Bell Equipment Ltd.	1,242
146,300		Cummins, Inc.	3,723,335
26,200	@@	Miura Co., Ltd.	591,414
168,000	@@	Nippon Thompson Co., Ltd.	568,191
50,600	@, @@	Uzel Makina Sanayii AS	11,868
			16,930,803
		Media: 1.7%
15,071	@, @@	Entertainment Network India Ltd.	33,542
771,896		Walt Disney Co.	14,017,631
			14,051,173
		Metal Fabricate/Hardware: 0.0%
1,476,000	@@	EVA Precision Industrial Holdings Ltd.	89,154
			89,154
		Mining: 3.7%
44,600	@@	Agnico-Eagle Mines Ltd.	2,538,632
80,700	@, @@	Centerra Gold, Inc.	287,391
25,800	@, @@	Eldorado Gold Corp.	232,200
1,112,700	@, @@	Eldorado Gold Corp. (Canadian Denominated Security)	10,060,898
6,700	@@	Franco-Nevada Corp.	144,649
794,900	@, @@, L	Great Basin Gold Ltd.	1,021,366
573,600	@@	Iamgold Corp.	4,949,848
29,900	@@	Kinross Gold Corp.	534,313
585,924	@, @@	Lihir Gold Ltd.	1,325,648
221,200	@, @@, L	Minefinders Corp.	1,735,143
205,641	@@	Newcrest Mining Ltd.	4,733,739

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Mining (continued)
2,200	@, @@	Northgate Minerals Corp.	$2,948
71,534	@@	Yamana Gold, Inc.	661,690
179,100	@@	Yamana Gold, Inc. (Canadian Denominated Security)	1,671,960
			29,900,425
		Miscellaneous Manufacturing: 0.8%
24,900		Brink’s Co.	658,854
225,088		Cooper Industries Ltd.	5,820,776
			6,479,630
		Oil & Gas: 3.3%
2,500	@	Atwood Oceanics, Inc.	41,475
103,279		ENSCO International, Inc.	2,726,566
82,900	@	Forest Oil Corp.	1,090,135
75,300		Helmerich & Payne, Inc.	1,714,581
836,325	@, @@	Nabors Industries Ltd.	8,354,887
24,000		Noble Corp.	578,160
172,674	@@	Oil Search Ltd.	634,425
892,184	@	Parker Drilling Co.	1,641,619
176,533		Patterson-UTI Energy, Inc.	1,581,736
511,065		Pioneer Natural Resources Co.	8,417,241
			26,780,825
		Oil & Gas Services: 2.8%
198,500		BJ Services Co.	1,975,075
392,551	@	Dresser-Rand Group, Inc.	8,675,377
181,170	@	Helix Energy Solutions Group, Inc.	931,214
105,400	@@	Maire Tecnimont S.p.A.	217,522
1,257,616	@	Newpark Resources	3,181,768
699,586	@	Weatherford International, Ltd.	7,744,417
			22,725,373
		Packaging & Containers: 1.3%
209,338		Ball Corp.	9,085,269
34,060		Greif, Inc. - Class A	1,133,857
			10,219,126
		Pharmaceuticals: 1.7%
608,246	@	Endo Pharmaceuticals Holdings, Inc.	10,753,789
232,720	@@	Grifols SA	3,351,866
			14,105,655
		Real Estate: 0.7%
2,433,480	@@	Ayala Land, Inc.	287,241
100	@@	Cyrela Commercial Properties SA Empreendimentos e Participacoes	332
67,750	@@, L	Goldcrest Co., Ltd.	1,501,818
265,294	@@	Housing Development & Infrastructure	428,683
250,800	@@	Iguatemi Empresa de Shopping Centers SA	1,497,394
1,724,400	@@, L	New World China Land Ltd.	586,710
98,400	@, @@	Songbird Estates PLC	36,686
198,000	@@	SPG Land Holdings Ltd.	26,317
58,078		WP Carey & Co., LLC	1,288,751
			5,653,932
		Retail: 11.5%
249,800	@@	ABC-Mart, Inc.	4,768,009
69,700		Advance Auto Parts, Inc.	2,863,276
406,957	@	Aeropostale, Inc.	10,808,778
183,913	@	BJ’s Wholesale Club, Inc.	5,883,377
2,576,000	@@	China Dongxiang Group Co.	948,277
198,037	@	HOT Topic, Inc.	2,216,034
100	@@, L	Inditex SA	3,897
100	@@	Jollibee Foods Corp.	90
53,850	@@, L	Kappa Create Co., Ltd.	866,821
37,100		McDonald’s Corp.	2,024,547
66,900	@@	Nitori Co., Ltd.	3,744,337
15,263	@	Papa John’s International, Inc.	349,065
33,051	@, L	PF Chang’s China Bistro, Inc.	756,207
16,405	@, @@	Pou Sheng International Holdings Ltd.	1,713
1,380,000	@@	Prime Success International Group	297,235
546,095		Ross Stores, Inc.	19,593,889
1,608,801	@, L	Sally Beauty Holdings, Inc.	9,137,990
35,500	@@	Sazaby League Ltd.	397,190
81,024	@	Sonic Corp.	811,860
98,372	@	Starbucks Corp.	1,092,913
75,100	@@	Sugi Pharmacy Co., Ltd.	1,382,895
266,819		TJX Cos., Inc.	6,841,239
42,500	@@	Tsuruha Holdings, Inc.	1,085,171
3,800	@@	Tsutsumi Jewelry Co., Ltd.	66,158
330,504		Wal-Mart Stores, Inc.	17,219,258
			93,160,226
		Semiconductors: 2.5%
100	@@	Aixtron AG	517
88	@, L	Cree, Inc.	2,071
1,732,720	@@	Formosa Epitaxy, Inc.	1,037,701
1,485	@	International Rectifier Corp.	20,062
360,800	@@	Kontron AG	3,476,402
926,289	@@	Opto Technology Corp.	487,749
1,020,178	@	PMC - Sierra, Inc.	6,508,736
210,585	@@	Richtek Technology Corp.	995,023

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
1,028,200	@@, L	Siliconware Precision Industries Co. ADR	$5,963,560
239,753	@	Veeco Instruments, Inc.	1,599,153
			20,090,974
		Software: 7.5%
40,591	@	Adobe Systems, Inc.	868,241
613,887	@	Allscripts Healthcare Solutions, Inc.	6,316,897
66,265	@	Aspen Technology, Inc.	463,192
145,945	@, L	Athenahealth, Inc.	3,518,734
158,500	@, @@	Autonomy Corp. PLC	2,959,119
498,637	@, L	Cerner Corp.	21,925,069
30,500	@@	Datacash Group PLC	89,692
6,508	@	DemandTec, Inc.	56,945
335,465	@	Eclipsys Corp.	3,401,615
5,594	@@	Educomp Solutions Ltd.	230,772
121,427	@, L	Epicor Software Corp.	462,637
2,736,000	@@	Kingdee International Software Group Co., Ltd.	353,998
656,100	@, @@, L	Longtop Financial Technologies Ltd. ADR	13,929,003
58	@	Omnicell, Inc.	454
6,198		Quality Systems, Inc.	280,460
39,122	@	Solera Holdings, Inc.	969,443
269,500	@, @@	UbiSoft Entertainment	4,919,975
			60,746,246
		Telecommunications: 4.2%
500	@, @@	Africa Cellular Towers Ltd.	48
100	@, @@	Alvarion Ltd.	331
181,625	@	Comtech Telecommunications	4,498,851
586,119	@	Juniper Networks, Inc.	8,826,952
332,688	@	Polycom, Inc.	5,120,068
522,255		Verizon Communications, Inc.	15,772,101
31,400	@@, L	ZTE Corp.	127,990
			34,346,341
		Textiles: 0.6%
184,370		Cintas Corp.	4,557,626
			4,557,626
		Toys/Games/Hobbies: 3.3%
1,060,839		Hasbro, Inc.	26,595,230
29,095	@	Leapfrog Enterprises, Inc.	40,151
			26,635,381
		Transportation: 0.5%
171,800		CSX Corp.	4,441,030
14,244	@@	Transport Corp. of India Ltd.	9,385
			4,450,415
		Venture Capital: 0.0%
17,600	@@	Jafco Co., Ltd.	317,467
			317,467
		Total Common Stock
		(Cost $950,810,620)	780,020,913
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Diversified: 0.1%
1	@@	British Land Co. PLC	5
19,100	L	Digital Realty Trust, Inc.	633,738
			633,743
		Shopping Centers: 0.8%
7,736,800	@, @@, L	CapitaMall Trust	6,739,046
			6,739,046
		Total Real Estate Investment Trusts
		(Cost $6,505,387)	7,372,789

Principal Amount			Value
CORPORATE BONDS/NOTES: 0.6%
		Healthcare - Services: 0.0%
$340,000	C	Sun Healthcare Group, Inc., 9.125%, due 04/15/15	$319,600
			319,600
		Oil & Gas: 0.2%
1,375,000	#, C, I	Southwestern Energy Co., 7.500%, due 02/01/18	1,333,750
			1,333,750
		Packaging & Containers: 0.4%
1,180,000	C	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	1,191,800
1,877,000	C	Owens Brockway Glass Container, Inc., 8.250%, due 05/15/13	1,895,770
			3,087,570
		Retail: 0.0%
120,000	C	GSC Holdings Corp., 8.000%, due 10/01/12	121,800
			121,800
		Total Corporate Bonds/Notes
		(Cost $4,448,537)	4,862,720
		Total Long-Term Investments
		(Cost $961,764,544)	792,256,422

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 16.7%
		Affiliated Mutual Fund: 3.3%
27,397,127		ING Institutional Prime Money Market Fund - Class I		$27,397,127
		Total Mutual Fund
		(Cost $27,397,127)		27,397,127

Principal Amount				Value
		Securities Lending Collateral(cc): 13.4%
$109,015,158		Bank of New York Mellon Corp. Institutional Cash Reserves		$108,665,398
		Total Securities Lending Collateral
		(Cost $109,015,158)		108,665,398
		Total Short-Term Investments
		(Cost $136,412,285)		136,062,525
		Total Investments in Securities
		(Cost $1,098,176,829)*	114.2%	$928,318,947
		Other Assets and Liabilities - Net	(14.2)	(115,741,306)
		Net Assets	100.0%	$812,577,641

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $1,120,489,456.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$49,212,158
		Gross Unrealized Depreciation		(241,382,667)
		Net Unrealized Depreciation		$(192,170,509)

PORTFOLIO OF INVESTMENTS
ING FMRSM Diversified Mid Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$716,482,791	$—
Level 2- Other Significant Observable Inputs	211,824,288	—
Level 3- Significant Unobservable Inputs	11,868	—
Total	$928,318,947	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$11,623	$—
Net Purchases/(Sales)	3,858	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	(3,613)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$11,868	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.1%
		Aerospace/Defense: 1.4%
24,800	@	Aerovironment, Inc.	$518,320
8,050		National Presto Industries, Inc.	491,131
78,370	@, @@	Rolls-Royce Group PLC	330,123
26,896	@@	Safran SA	250,381
			1,589,955
		Agriculture: 2.1%
14,297	@@	British American Tobacco PLC	330,272
27,300		Philip Morris International, Inc.	971,334
39,500		Universal Corp.	1,181,840
			2,483,446
		Apparel: 0.3%
6,600	@@	Christian Dior SA	361,527
			361,527
		Auto Manufacturers: 0.7%
17,600	@@	Honda Motor Co., Ltd.	418,982
11,300	@@	Toyota Motor Corp.	358,932
			777,914
		Auto Parts & Equipment: 0.6%
27,400	@@	Aisin Seiki Co., Ltd.	439,675
7,133	@@	Compagnie Generale des Etablissements Michelin	264,381
			704,056
		Banks: 7.9%
28,550		1st Source Corp.	515,328
203,900		Bank of America Corp.	1,390,598
397,000	S	Citigroup, Inc.	1,004,410
15,350		First Financial Corp.	566,415
23,300		Home Bancshares, Inc.	465,301
87,100		JPMorgan Chase & Co.	2,315,118
24,250		Republic Bancorp., Inc.	452,748
32,400		S&T Bancorp, Inc.	687,204
54,600	@@	Santander Bancorp.	430,248
18,450		Trico Bancshares	308,853
15,150		Univest Corp. of Pennsylvania	265,125
31,100		WesBanco, Inc.	710,013
			9,111,361
		Beverages: 0.6%
59,322	@@	Coca-Cola Amatil Ltd.	357,496
99,414	@@	Foster’s Group Ltd.	349,624
			707,120
		Building Materials: 0.6%
67,000	@@	Asahi Glass Co., Ltd.	355,700
3,428	@@	Geberit AG - Reg	307,955
			663,655
		Chemicals: 11.8%
77,550		Cabot Corp.	815,051
38,350		Eastman Chemical Co.	1,027,780
107,550		EI Du Pont de Nemours & Co.	2,401,592
83,500	@@	Mitsubishi Chemical Holdings Corp.	288,172
103,000	@@	Mitsui Chemicals, Inc.	252,122
19,800	@@	Nitto Denko Corp.	405,176
66,600		Olin Corp.	950,382
28,500		PPG Industries, Inc.	1,051,650
39,250		Rohm & Haas Co.	3,094,470
39,900		Sherwin-Williams Co.	2,073,603
264,000	@@	Showa Denko KK	328,120
11,250		Stepan Co.	307,125
112,000	@@	Sumitomo Chemical Co., Ltd.	385,047
24,600		Zep, Inc.	251,658
			13,631,948

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services: 2.1%
21,066	@@	Abertis Infraestructuras SA	$329,242
10,859	@@	Adecco SA	339,347
73,939	@@	Brambles Ltd.	246,651
10,950		Landauer, Inc.	554,946
21,800		Monro Muffler, Inc.	595,794
44,950	@@	Securitas AB	328,090
			2,394,070
		Computers: 0.7%
15,800	@	NCI, Inc.	410,800
10,500	@@	TDK Corp.	396,898
			807,698
		Distribution/Wholesale: 1.2%
52,600	@	Beacon Roofing Supply, Inc.	704,314
77,000	@@	Itochu Corp.	379,920
101,000	@@	Marubeni Corp.	318,103
			1,402,337
		Diversified Financial Services: 1.2%
73,600	@	Ocwen Financial Corp.	841,248
32,100		SWS Group, Inc.	498,513
			1,339,761
		Electric: 2.0%
61,450		Pacific Gas & Electric Co.	2,348,619
			2,348,619
		Electronics: 0.9%
13,100	@	Axsys Technologies, Inc.	550,724
22,200	@@	Hoya Corp.	441,815
			992,539
		Engineering & Construction: 0.2%
7,464	@@	Hochtief AG	279,423
			279,423
		Entertainment: 0.8%
102,950		International Game Technology	949,199
			949,199
		Environmental Control: 1.6%
72,100		Waste Management, Inc.	1,845,760
			1,845,760
		Food: 4.1%
9,813	@@	Carrefour SA	382,806
5,115	@@	Casino Guichard Perrachon SA	332,820
89,850		Kroger Co.	1,906,617
125,028	@@	Metcash Ltd.	352,122
9,204	@@	Metro AG	303,102
85,000		Supervalu, Inc.	1,213,800
15,194	@@	Unilever NV	299,340
			4,790,607
		Healthcare - Products: 1.3%
26,950	@	Greatbatch, Inc.	521,483
37,350	@	Hanger Orthopedic Group, Inc.	494,888
18,493	@@	Nobel Biocare Holding AG	315,651
13,950	@	Rochester Medical Corp.	153,729
			1,485,751
		Healthcare - Services: 0.8%
33,700	@	Gentiva Health Services, Inc.	512,240
21,050	@	LHC Group, Inc.	468,994
			981,234
		Holding Companies - Diversified: 0.3%
73,000	@@	Hutchison Whampoa Ltd.	358,362
			358,362
		Home Furnishings: 0.6%
30,000	@@	Matsushita Electric Industrial Co., Ltd.	331,164
52,000	@@	Sharp Corp.	416,115
			747,279
		Household Products/Wares: 1.0%
36,700		Avery Dennison Corp.	819,878
58,700	@	Prestige Brands Holdings, Inc.	304,066
			1,123,944
		Insurance: 2.4%
22,100	@	Amerisafe, Inc.	338,572
52,600	@, S	Citizens, Inc.	382,402
98,900		Marsh & McLennan Cos., Inc.	2,002,725
			2,723,699

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.5%
209,000	@@	Kobe Steel Ltd.	$270,269
155,000	@@	Sumitomo Metal Industries Ltd.	314,570
			584,839
		Leisure Time: 1.0%
40,050		Polaris Industries, Inc.	858,672
36,200	@@	Yamaha Motor Co., Ltd.	324,780
			1,183,452
		Lodging: 1.0%
7,752	@@	Accor SA	269,797
68,650		Starwood Hotels & Resorts Worldwide, Inc.	871,855
			1,141,652
		Machinery - Construction & Mining: 0.3%
44,140	@@	Atlas Copco AB - Class A	331,438
			331,438
		Machinery - Diversified: 1.9%
78,000	@@	Amada Co., Ltd.	416,739
68,200		Briggs & Stratton Corp.	1,125,300
11,600	@@	Flsmidth & Co. A/S	295,575
17,874	@@	Kone OYJ	370,276
			2,207,890
		Media: 1.8%
9,556	@@	Lagardere SCA	268,154
71,250		Meredith Corp.	1,185,600
52,051	@@	United Business Media Ltd.	317,621
19,315	@@	Wolters Kluwer NV	313,091
			2,084,466
		Metal Fabricate/Hardware: 0.3%
32,310	@@	Assa Abloy AB	302,361
			302,361
		Mining: 2.4%
252,550		Alcoa, Inc.	1,853,717
14,614	@@	Rio Tinto Ltd.	580,403
19,353	@@	Umicore	357,652
			2,791,772
		Miscellaneous Manufacturing: 3.3%
86,300		Barnes Group, Inc.	922,547
71,150		Crane Co.	1,201,012
170,700		General Electric Co.	1,725,777
			3,849,336
		Office/Business Equipment: 1.3%
12,400	@@	Canon, Inc.	361,483
46,900		Pitney Bowes, Inc.	1,095,115
			1,456,598
		Oil & Gas: 2.3%
36,131	@@	Galp Energia SGPS SA	430,278
87,000	@@	Nippon Mining Holdings, Inc.	348,720
75,000	@@	Nippon Oil Corp.	373,696
38,900	@@	Showa Shell Sekiyu KK	357,273
37,000	@@	TonenGeneral Sekiyu KK	362,564
68,550	@	Vaalco Energy, Inc.	362,630
15,354	@@	Woodside Petroleum Ltd.	408,972
			2,644,133
		Packaging & Containers: 2.0%
36,700		Greif, Inc. - Class A	1,221,743
52,600		Sonoco Products Co.	1,103,548
			2,325,291
		Pharmaceuticals: 8.7%
9,225	@@	AstraZeneca PLC	326,702
52,300		Bristol-Myers Squibb Co.	1,146,416
14,137	@@	Celesio AG	260,637
29,900		Eli Lilly & Co.	998,959
20,660	@@	GlaxoSmithKline PLC	321,772
131,100		Merck & Co., Inc.	3,506,919
152,100		Pfizer, Inc.	2,071,602
5,819	@@	Sanofi-Aventis	326,570

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
28,200	@, @@	SXC Health Solutions Corp.	$607,428
82,200	@	Viropharma, Inc.	431,550
			9,998,555
		Real Estate: 0.3%
185,700	@@	Fraser and Neave Ltd.	309,353
			309,353
		Retail: 10.1%
92,300	@	Bed Bath & Beyond, Inc.	2,284,425
48,850	@	Ezcorp, Inc.	565,195
34,250	@	First Cash Financial Services, Inc.	511,010
9,330	@@	Hennes & Mauritz AB	349,783
192,517	@@	Kingfisher PLC	412,662
108,650	S	Lowe’s Cos., Inc.	1,982,863
121,050		Macy’s, Inc.	1,077,345
90,850		Nordstrom, Inc.	1,521,738
28,000	@	PetMed Express, Inc.	461,440
42,550		Wal-Mart Stores, Inc.	2,216,855
28,327	@@	Whitbread PLC	319,905
			11,703,221
		Savings & Loans: 1.0%
19,950		ESSA Bancorp, Inc.	265,535
46,250	@	Oritani Financial Corp.	647,500
20,800		United Financial Bancorp, Inc.	272,272
			1,185,307
		Software: 0.3%
8,400	@@	Oracle Corp. Japan	319,232
			319,232
		Telecommunications: 7.3%
14,900		Applied Signal Technology, Inc.	301,427
95,600		AT&T, Inc.	2,409,120
278,800	S	Motorola, Inc.	1,179,324
24,622	@@	Nokia OYJ	287,965
19,294	@@	SES SA	365,960
209,000	@@	Singapore Telecommunications Ltd.	348,375
42,960	@@	Tele2 AB - B Shares	362,152
50,080	@@	Telefonaktiebolaget LM Ericsson	404,906
73,840	@@	TeliaSonera AB	355,149
81,200		Verizon Communications, Inc.	2,452,240
			8,466,618
		Toys/Games/Hobbies: 0.3%
1,000	@@	Nintendo Co., Ltd.	292,532
			292,532
		Transportation: 2.9%
43,900		CH Robinson Worldwide, Inc.	2,002,279
62,514	@@	Firstgroup PLC	239,820
25,650	@	Marten Transport Ltd.	479,142
61,000	@@	Nippon Yusen KK	235,642
87,659	@@	Toll Holdings Ltd.	381,396
			3,338,279
		Water: 0.9%
24,250		California Water Service Group	1,015,105
			1,015,105
		Total Common Stock
		(Cost $151,044,006)	112,132,694
REAL ESTATE INVESTMENT TRUSTS: 0.9%
		Forestry: 0.9%
34,950		Plum Creek Timber Co., Inc.	1,015,997
		Total Real Estate Investment Trusts
		(Cost $1,205,944)	1,015,997
MUTUAL FUNDS: 0.3%
		Open-End Funds: 0.3%
9,200	@@	iShares MSCI EAFE Index Fund	345,828
		Total Mutual Funds
		(Cost $323,066)	345,828

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Total Investments in Securities
		(Cost $152,573,016)*	98.3%	$113,494,519
		Other Assets and Liabilities - Net	1.7	2,015,740
		Net Assets	100.0%	$115,510,259

	@	Non-income producing security
	@@	Foreign Issuer
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $154,926,648.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,064,972
		Gross Unrealized Depreciation		(43,497,101)
		Net Unrealized Depreciation		$(41,432,129)

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$87,963,638	$152,577
Level 2- Other Significant Observable Inputs	25,530,881	—
Level 3- Significant Unobservable Inputs	—	—
Total	$113,494,519	$152,577

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$152,577	Equity Contracts	$—

Total	$152,577		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Focus 5 Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Focus 5 Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
DJIA Mini e-CBOT	22	06/19/09	$68,073
Russell 2000 Mini Index	7	06/19/09	30,539
S&P 500 E-Mini	12	06/19/09	53,965
			$152,577

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 26.4%
		Banks: 2.3%
510,000		Bank of America Corp.	$3,478,200
200,000	@@	Barclays PLC	424,623
300,000	@@	HSBC Holdings PLC	1,670,266
100,000		JPMorgan Chase & Co.	2,658,000
299,600		Wells Fargo & Co.	4,266,304
			12,497,393
		Electric: 13.3%
125,000		Ameren Corp.	2,898,750
100,000		American Electric Power Co., Inc.	2,526,000
100,000		Consolidated Edison, Inc.	3,961,000
160,000		Dominion Resources, Inc.	4,958,400
500,000		Duke Energy Corp.	7,160,000
80,000		FirstEnergy Corp.	3,088,000
76,400		FPL Group, Inc.	3,875,772
225,000		Pacific Gas & Electric Co.	8,599,500
125,000		Pinnacle West Capital Corp.	3,320,000
200,000		Portland General Electric Co.	3,518,000
150,000		Progress Energy, Inc.	5,439,000
200,000		Public Service Enterprise Group, Inc.	5,894,000
200,000		Southern Co.	6,124,000
250,000		TECO Energy, Inc.	2,787,500
350,000		Xcel Energy, Inc.	6,520,500
			70,670,422
		Gas: 1.5%
120,000		AGL Resources, Inc.	3,183,600
50,000		CenterPoint Energy, Inc.	521,500
40,000		NiSource, Inc.	392,000
80,800		Sempra Energy	3,736,192
			7,833,292
		Media: 0.2%
67,540		Comcast Corp. – Class A	921,246
			921,246
		Mining: 1.5%
3,074	@@	Anglogold Ashanti Ltd. ADR	113,000
10,000	@@	Barrick Gold Corp.	324,200
163,600		Newmont Mining Corp.	7,322,736
			7,759,936
		Oil & Gas: 2.0%
262,300	@@	Canadian Oil Sands Trust	5,045,031
140,000		ConocoPhillips	5,482,400
			10,527,431
		Pharmaceuticals: 2.4%
250,000		Merck & Co., Inc.	6,687,500
450,000		Pfizer, Inc.	6,129,000
			12,816,500
		Pipelines: 0.5%
209,600		Spectra Energy Corp.	2,963,744
			2,963,744
		Semiconductors: 1.6%
400,000		Intel Corp.	6,020,000
200,000		Maxim Integrated Products	2,642,000
			8,662,000
		Telecommunications: 1.1%
225,000		AT&T, Inc.	5,670,000
			5,670,000
		Total Common Stock
		(Cost $205,563,547)	140,321,964
REAL ESTATE INVESTMENT TRUSTS: 0.1%
		Diversified: 0.0%
40,000		Duke Realty Corp.	220,000
			220,000
		Mortgage: 0.1%
85,900		iStar Financial, Inc.	241,379
			241,379
		Total Real Estate Investment Trusts
		(Cost $3,803,431)	461,379
PREFERRED STOCK: 3.5%
		Auto Manufacturers: 0.1%
120,000	P	General Motors Corp.	304,800
			304,800
		Banks: 1.2%
5,770		Bank of America Corp.	2,449,365
77,000	P	Citigroup, Inc.	2,105,950
4,000		Wells Fargo & Co.	1,915,960
			6,471,275

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 0.3%
81,000		Legg Mason, Inc.	$1,474,200
1,839	#, P	Preferred Blocker, Inc.	366,248
			1,840,448
		Electric: 0.4%
72,500	P	CMS Energy Trust I	2,009,700
			2,009,700
		Oil & Gas: 0.5%
27,000	#	Sandridge Energy, Inc.	2,614,410
			2,614,410
		Pharmaceuticals: 0.8%
20,000		Schering-Plough Corp.	4,210,000
			4,210,000
		Real Estate: 0.1%
90,000		Felcor Lodging Trust, Inc.	379,692
			379,692
		Savings & Loans: 0.0%
306	±	Washington Mutual, Inc.	1,499
			1,499
		Sovereign: 0.1%
191,500	P	Federal Home Loan Mortgage Corporation - Series Z	88,090
50	P	Federal National Mortgage Association - Convertible Series 2004-1	79,500
113,600		Federal National Mortgage Association - Series 08-1	118,144
100,000	P	Federal National Mortgage Association - Series Q	50,000
194,460	P	Federal National Mortgage Association - Series R	141,956
96,100	P	Federal National Mortgage Association - Series S	68,231
			545,921
		Total Preferred Stock
		(Cost $54,229,291)	18,377,745
RIGHTS: 0.0%
		Banks: 0.0%
125,000	@@	HSBC Holdings PLC	252,891
		Total Rights
		(Cost $-)	252,891

Principal Amount			Value
CONVERTIBLE BONDS: 1.4%
		Banks: 0.3%
$2,174,450	#	Goldman Sachs Group, Inc., 9.000%, due 08/18/09	$1,517,965
			1,517,965
		Pharmaceuticals: 0.4%
2,000,000	#	Mylan, Inc., 3.750%, due 09/15/15	2,275,000
			2,275,000
		Real Estate: 0.4%
1,500,000	C	Vornado Realty Trust, 2.850%, due 04/01/27	1,132,500
1,000,000	C	Vornado Realty Trust, 3.625%, due 11/15/26	785,000
			1,917,500
		Semiconductors: 0.3%
4,000,000	#	Advanced Micro Devices, Inc., 5.750%, due 08/15/12	1,790,000
			1,790,000
		Total Convertible Bonds
		(Cost $9,542,566)	7,500,465
CORPORATE BONDS/NOTES: 56.7%
		Advertising: 0.4%
2,100,000	#, C	Lamar Media Corp., 9.750%, due 04/01/14	2,055,375
			2,055,375
		Agriculture: 2.3%
2,000,000		Altria Group, Inc., 8.500%, due 11/10/13	2,171,170
4,100,000		Altria Group, Inc., 9.250%, due 08/06/19	4,391,067
5,000,000		Altria Group, Inc., 9.700%, due 11/10/18	5,451,130
			12,013,367
		Auto Manufacturers: 0.1%
1,500,000		Ford Motor Co., 7.450%, due 07/16/31	483,750
500,000	C	General Motors Corp., 8.375%, due 07/15/33	62,500
			546,250
		Auto Parts & Equipment: 0.9%
203,777		Allison Transmission, Inc., 4.380%, due 08/07/14	136,078
879,211		Allison Transmission, Inc., 5.570%, due 08/07/14	587,118
22,412		Allison Transmission, Inc., 5.750%, due 08/07/14	14,966
1,338,001		Allison Transmission, Inc., 6.250%, due 08/07/14	893,487
3,949,875		U.S. Investigations Services, Inc., 5.954%, due 04/01/15	3,201,046
			4,832,695
		Banks: 5.0%
823,000	#	General Motors Acceptance Corp., 6.875%, due 09/15/11	585,137
7,000,000	#, L	General Motors Acceptance Corp., 7.750%, due 01/19/10	5,881,820
2,000,000		Goldman Sachs Group, Inc., 7.500%, due 02/15/19	1,999,064
3,842,000	#	Goldman Sachs Group, Inc., 12.500%, due 04/01/10	3,391,000
10,500,000	C	JPMorgan Chase & Co., 7.900%, due 04/29/49	6,761,486

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Banks (continued)
	$3,000,000	C	Morgan Stanley, 5.300%, due 03/01/13	$2,887,176
	1,325,000	C	Wells Fargo Capital XIII, 7.700%, due 12/29/49	631,560
	6,000,000	C	Wells Fargo Capital XV, 9.750%, due 09/26/44	4,383,588
				26,520,831
			Beverages: 0.4%
	2,000,000	#, C	Anheuser-Busch Cos., Inc., 7.200%, due 01/15/14	2,097,822
				2,097,822
			Building Materials: 0.2%
	2,300,000	C	Nortek, Inc., 10.000%, due 12/01/13	971,750
				971,750
			Chemicals: 0.2%
EUR	3,000,000	@@, #, C	Ineos Group Holdings PLC, 7.875%, due 02/15/16	338,794
	$700,000	C	Johnsondiversey, Inc., 9.625%, due 05/15/12	637,000
				975,794
			Commercial Services: 1.1%
	6,500,000	C	Ceridian Corp., 11.250%, due 11/15/15	2,762,500
	4,700,000	C	Hertz Corp., 8.875%, due 01/01/14	2,872,875
	500,000	C	Hertz Corp., 10.500%, due 01/01/16	220,000
				5,855,375
			Computers: 0.5%
	800,000	C	SunGard Data Systems, Inc., 10.250%, due 08/15/15	564,000
	2,500,000	#, C	SunGard Data Systems, Inc., 10.625%, due 05/15/15	2,200,000
				2,764,000
			Diversified Financial Services: 5.6%
	1,000,000		American Express Co., 7.000%, due 03/19/18	883,546
	5,000,000		American Express Credit Corp., 7.300%, due 08/20/13	4,645,490
	3,000,000	@@, #, C	CEVA Group PLC, 10.000%, due 09/01/14	1,162,500
	1,000,000		Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	712,331
	13,700,000		Ford Motor Credit Co., LLC, 7.375%, due 10/28/09	12,288,379
	5,000,000		Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	4,133,095
	2,500,000		Ford Motor Credit Co., LLC, 9.750%, due 09/15/10	2,057,245
	2,000,000		Ford Motor Credit Co., LLC, 9.875%, due 08/10/11	1,514,664
	3,800,000	±	Lehman Brothers Holdings, Inc., 6.200%, due 09/26/14	503,500
	1,000,000		Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	783,312
	1,000,000	@@, #, C	Petroplus Finance Ltd., 7.000%, due 05/01/17	725,000
	400,000	+, C	Vanguard Health Holding Co. I, LLC, 0.000%, due 10/01/15	334,000
				29,743,062
			Electric: 4.4%
	1,500,000	C	Arizona Public Service, 8.750%, due 03/01/19	1,508,559
	1,500,000	C	Dominion Resources, Inc., 8.875%, due 01/15/19	1,700,993
	8,100,000	&, C	Energy Future Holdings, 11.250%, due 11/01/17	3,462,750
	3,000,000	C, W	Illinois Power Co., 9.750%, due 11/15/18	3,271,137
	1,500,000	@@, #, C	Intergen NV, 9.000%, due 06/30/17	1,365,000
	3,000,000	C	Public Service Co. of New Mexico, 7.950%, due 05/15/18	2,636,559
	1,000,000	C	Reliant Energy, Inc., 7.625%, due 06/15/14	815,000
	1,100,000	C	Reliant Energy, Inc., 7.875%, due 06/15/17	874,500
	2,000,000		Texas Competitive Electric Holdings Co., LLC, 5.600%, due 10/24/14	1,326,876
	2,535,000		Texas Competitive Electric Holdings Co., LLC, 6.302%, due 10/24/14	1,681,815
	903,750		Texas Competitive Electric Holdings Co., LLC, 7.640%, due 10/24/14	599,582
	5,000,000	C, L	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	2,525,000
	4,000,000	&, C	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	1,500,000
	12,449		TXU Corp. TL, 7.262%, due 10/31/14	8,259
				23,276,030
			Electrical Components & Equipment: 0.1%
	500,000	C	Anixter International, Inc., 10.000%, due 03/15/14	466,250
				466,250
			Electronics: 0.4%
	1,000,000	@@, C	Flextronics International Ltd., 6.250%, due 11/15/14	850,000
	2,050,000	C	Sanmina-SCI Corp., 6.750%, due 03/01/13	809,750
	1,000,000	C	Sanmina-SCI Corp., 8.125%, due 03/01/16	355,000
				2,014,750
			Environmental Control: 1.2%
	1,500,000	C	Allied Waste North America, Inc., 6.125%, due 02/15/14	1,411,454
	950,000	C	Allied Waste North America, Inc., 6.875%, due 06/01/17	865,804
	900,000	C	Allied Waste North America, Inc., 7.125%, due 05/15/16	840,390
	3,500,000	C	Allied Waste North America, Inc., 7.375%, due 04/15/14	3,319,659
				6,437,307
			Food: 0.3%
	1,500,000	#, C	Tyson Foods, Inc., 10.500%, due 03/01/14	1,537,500
				1,537,500
			Gas: 0.3%
	1,250,000	C	Sempra Energy, 8.900%, due 11/15/13	1,359,929
				1,359,929
			Healthcare - Products: 0.2%
	96,000		Bausch & Lomb, Inc, 1.250%, due 04/26/15	82,440
	1,094,400		Bausch & Lomb, Inc, 7.012%, due 04/26/15	939,816
				1,022,256
			Healthcare - Services: 6.0%
	5,000,000	C	Community Health Systems, Inc., 8.875%, due 07/15/15	4,750,000
	4,000,000	C	DaVita, Inc., 7.250%, due 03/15/15	3,865,000
	2,000,000	C	HCA, Inc., 6.500%, due 02/15/16	1,320,000
	2,200,000	C	HCA, Inc., 9.250%, due 11/15/16	2,007,500
	4,000,000	C	Tenet Healthcare Corp., 7.375%, due 02/01/13	3,200,000
	2,750,000	#, C	Tenet Healthcare Corp., 9.000%, due 05/01/15	2,667,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Healthcare - Services (continued)
$12,000,000	C, L	Tenet Healthcare Corp., 9.250%, due 02/01/15	$9,300,001
2,750,000	#, C	Tenet Healthcare Corp., 10.000%, due 05/01/18	2,674,375
3,356,204	&, C	US Oncology Holdings, Inc., 6.904%, due 03/15/12	2,030,503
			31,814,879
		Home Builders: 0.4%
2,500,000	C	KB Home, 5.750%, due 02/01/14	1,990,625
			1,990,625
		Household Products/Wares: 0.2%
1,500,000	C	Johnsondiversey Holdings, Inc., 10.670%, due 05/15/13	1,132,500
			1,132,500
		Insurance: 0.5%
6,000,000	#, C	Liberty Mutual Group, Inc., 10.750%, due 06/15/58	2,943,390
			2,943,390
		Lodging: 0.4%
2,000,000	C, L	MGM Mirage, Inc., 6.750%, due 04/01/13	710,000
2,000,000	#, L	MGM Mirage, Inc., 13.000%, due 11/15/13	1,500,000
			2,210,000
		Machinery - Construction & Mining: 0.6%
4,000,000	C	Terex Corp., 8.000%, due 11/15/17	3,260,000
			3,260,000
		Media: 5.9%
6,000,000	C	Cablevision Systems Corp., 8.000%, due 04/15/12	5,865,000
5,000,000	±, C, L	CCH I Holdings, LLC, 11.750%, due 05/15/14	81,250
5,000,000	±, C, L	CCH I Holdings, LLC, 13.500%, due 01/15/14	81,250
5,000,000	±, C	CCH I, LLC, 11.000%, due 10/01/15	562,500
8,000,000	±, C	Charter Communications Holdings II, LLC, 10.250%, due 09/15/10	7,240,000
10,000,000		Clear Channel Communications, Inc., 6.869%, due 11/13/15	3,840,630
2,400,000	C	Dex Media, Inc., 8.000%, due 11/15/13	312,000
5,000,000	C, L	Dex Media, Inc., 9.000%, due 11/15/13	650,000
5,200,000	C	DirecTV Holdings, LLC, 7.625%, due 05/15/16	5,122,000
6,000,000	C	Echostar DBS Corp., 7.750%, due 05/31/15	5,550,000
2,000,000		Idearc, Inc., 4.620%, due 11/17/13	788,334
4,600,000	C	R.H. Donnelley Corp., 6.875%, due 01/15/13	276,000
6,000,000	C	R.H. Donnelley Corp., 8.875%, due 01/15/16	375,000
6,000,000	C	R.H. Donnelley Corp., 8.875%, due 10/15/17	360,000
3,750,000	&, #, C	Univision Communications, Inc., 9.750%, due 03/15/15	393,750
			31,497,714
		Metal Fabricate/Hardware: 0.2%
2,496,559	&, #, C	Rexnord Holdings, Inc., 8.261%, due 03/01/13	948,692
			948,692
		Mining: 0.4%
2,500,000	C	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	2,325,000
			2,325,000
		Miscellaneous Manufacturing: 0.5%
1,000,000	@@	Ingersoll-Rand Co., 9.500%, due 04/15/14	999,920
1,000,000	C	RBS Global, Inc. and Rexnord Corp., 8.875%, due 09/01/16	755,000
1,500,000	C, L	RBS Global, Inc. and Rexnord Corp., 11.750%, due 08/01/16	922,500
			2,677,420
		Oil & Gas: 7.5%
2,750,000	C	Callon Petroleum Co., 9.750%, due 12/08/10	1,113,750
4,000,000	C	Chesapeake Energy Corp., 6.250%, due 01/15/18	3,140,000
6,000,000	C	Chesapeake Energy Corp., 7.250%, due 12/15/18	4,957,500
3,500,000		Chesapeake Energy Corp., 9.500%, due 02/15/15	3,421,250
2,000,000	#, C	Forest Oil Corp., 8.500%, due 02/15/14	1,865,000
1,700,000	C	Mariner Energy, Inc., 7.500%, due 04/15/13	1,266,500
3,000,000	C	Newfield Exploration Co., 6.625%, due 04/15/16	2,700,000
4,200,000	#, C	PetroHawk Energy Corp., 7.875%, due 06/01/15	3,717,000
2,400,000	#, C	PetroHawk Energy Corp., 10.500%, due 08/01/14	2,400,000
2,000,000	C	Pioneer Natural Resources Co., 6.650%, due 03/15/17	1,527,178
2,500,000	C	Pioneer Natural Resources Co., 6.875%, due 05/01/18	1,850,030
2,000,000	C	Sabine Pass LNG LP, 7.250%, due 11/30/13	1,420,000
2,500,000	C	Sabine Pass LNG LP, 7.500%, due 11/30/16	1,687,500
2,000,000	C	Valero Energy Corp., 9.375%, due 03/15/19	2,068,074
3,000,000	#, C	W&T Offshore, Inc., 8.250%, due 06/15/14	1,935,000
3,000,000	@@, #, C	Woodside Finance Ltd., 8.125%, due 03/01/14	2,996,301
2,000,000	@@, #, C	Woodside Finance Ltd., 8.750%, due 03/01/19	1,972,382
			40,037,465
		Oil & Gas Services: 0.9%
2,000,000	C	Sesi, LLC, 6.875%, due 06/01/14	1,630,000
1,700,000	@@, C	Weatherford International, Ltd., 9.625%, due 03/01/19	1,761,137
1,500,000	@@, C	Weatherford International, Ltd., 9.875%, due 03/01/39	1,478,496
			4,869,633
		Pipelines: 3.3%
7,000,000	C, L	Dynegy Holdings, Inc., 6.875%, due 04/01/11	6,265,000
2,500,000		Dynegy Holdings, Inc., 7.750%, due 06/01/19	1,637,500
2,500,000	C, L	Dynegy Holdings, Inc., 8.750%, due 02/15/12	2,187,500
4,500,000	C	El Paso Corp., 7.250%, due 06/01/18	3,847,500
1,500,000	C	El Paso Corp., 7.750%, due 01/15/32	1,125,056
1,600,000	C	El Paso Corp., 12.000%, due 12/12/13	1,692,000
1,000,000	#	Williams Companies, Inc., 8.750%, due 01/15/20	996,714
			17,751,270
		Real Estate: 2.3%
1,500,000	C	Duke Realty LP, 5.950%, due 02/15/17	898,290
2,500,000	C	Host Hotels & Resorts L.P., 6.375%, due 03/15/15	1,862,500

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Real Estate (continued)
$2,000,000	C	Host Hotels & Resorts L.P., 6.875%, due 11/01/14		$1,550,000
4,500,000		iStar Financial, Inc., 1.708%, due 10/01/12		1,383,750
500,000	C	iStar Financial, Inc., 5.150%, due 03/01/12		180,095
5,000,000	C	iStar Financial, Inc., 8.625%, due 06/01/13		1,600,985
5,000,000	C	Simon Property Group L.P., 10.350%, due 04/01/19		4,866,785
				12,342,405
		Retail: 1.6%
5,500,000	C	Dollar General Corp., 10.625%, due 07/15/15		5,513,750
3,000,000	&, C, L	Dollar General Corp., 11.875%, due 07/15/17		2,962,500
				8,476,250
		Savings & Loans: 0.0%
1,750,000	#, ±, C	Washington Mutual IV, 9.750%, due 10/29/49		1,225
				1,225
		Semiconductors: 0.4%
4,344,490		Freescale Semiconductor, Inc., 1.282%, due 12/15/14		1,811,109
1,106,000	C	Freescale Semiconductor, Inc., 10.125%, due 12/15/16		204,610
				2,015,719
		Software: 1.3%
3,731,942		First Data Corp., 5.947%, due 09/24/14		2,525,425
1,834,688		First Data Corp., 6.025%, due 09/24/14		1,241,740
363,320		First Data Corp., 6.512%, due 09/24/14		245,874
5,200,000	C	First Data Corp., 9.875%, due 09/24/15		3,068,000
				7,081,039
		Telecommunications: 0.7%
1,500,000	C	Crown Castle International Corp., 9.000%, due 01/15/15		1,511,250
2,500,000	@@, #, C	Digicel Group Ltd., 8.875%, due 01/15/15		1,625,000
4,000,000	@@, #, ±, C	Nortel Networks Ltd., 10.750%, due 07/15/16		740,000
				3,876,250
		Total Corporate Bonds/Notes
		(Cost $417,601,715)		301,741,819
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.6%
		Federal Home Loan Mortgage Corporation##: 1.6%
4,059,267		5.000%, due 10/01/36		4,193,294
4,341,804		5.500%, due 06/01/37		4,510,695
		Total U.S. Government Agency Obligations
		(Cost $8,162,666)		8,703,989
		Total Long-Term Investments
		(Cost $698,903,216)		477,360,252
SHORT-TERM INVESTMENTS: 4.0%
		Securities Lending Collateral(cc): 4.0%
21,616,563		Bank of New York Mellon Corp. Institutional Cash Reserves		21,564,113
		Total Short-Term Investments
		(Cost $21,616,563)		21,564,113
		Total Investments in Securities
		(Cost $720,519,779)*	93.7%	$498,924,365
		Other Assets and Liabilities - Net	6.3	33,423,156
		Net Assets	100.0%	$532,347,521

	@@	Foreign Issuer
	&	Payment-in-kind
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	±	Defaulted security
	EUR	EU Euro
	*	Cost for federal income tax purposes is $720,498,720.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$8,665,205
		Gross Unrealized Depreciation		(230,239,560)
		Net Unrealized Depreciation		$(221,574,355)

PORTFOLIO OF INVESTMENTS
ING Franklin Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$138,749,966	$—
Level 2- Other Significant Observable Inputs	357,707,742	—
Level 3- Significant Unobservable Inputs	2,466,657	—
Total	$498,924,365	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$6,404,633	$—
Net Purchases/(Sales)	(3,406,935)	—
Accrued Discounts/(Premiums)	516	—
Total Realized Gain/(Loss)	(837,542)	—
Total Unrealized Appreciation/(Depreciation)	305,985	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$2,466,657	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 82.1%
		Aerospace/Defense: 1.2%
55,005	@	Gencorp, Inc.	$116,611
95,525		United Technologies Corp.	4,105,665
			4,222,276
		Agriculture: 9.8%
290,433		Altria Group, Inc.	4,652,737
397,429	@@	British American Tobacco PLC	9,180,918
82	@@	British American Tobacco PLC ADR	3,772
331,788	@@	Imperial Tobacco Group PLC	7,451,398
974	@@	Japan Tobacco, Inc.	2,603,682
34,264	@@	KT&G Corp.	1,891,268
18,423		Lorillard, Inc.	1,137,436
56,360		Philip Morris International, Inc.	2,005,289
149,442		Reynolds American, Inc.	5,356,001
			34,282,501
		Airlines: 0.2%
63,228	@, @@, #	ACE Aviation Holdings, Inc.	278,327
96,164	@	Delta Airlines, Inc.	541,403
			819,730
		Auto Manufacturers: 0.4%
42,572	@@	DaimlerChrysler AG	1,091,171
1,159,302		ESCROW FOR DAIM CHRYS	318,808
			1,409,979
		Auto Parts & Equipment: 0.3%
10,651	@	Dana Holding Corp.	4,899
129,369	@	Goodyear Tire & Rubber Co.	809,850
60,775	@	Lear Corp.	45,581
			860,330
		Banks: 0.4%
68	@@	BNP Paribas	2,628
47,924	@	Guaranty Bancorp	83,867
463,886	@@	Intesa Sanpaolo S.p.A.	1,275,912
			1,362,407
		Beverages: 2.9%
31,043		Brown-Forman Corp. Class B	1,205,400
145		Brown-Forman Corp. Class A	5,815
31,319	@@	Carlsberg A/S	1,286,070
103,734		Coca-Cola Enterprises, Inc.	1,368,251
161,941	@	Dr Pepper Snapple Group, Inc.	2,738,422
65,513	@@	Pernod-Ricard SA	3,651,019
			10,254,977
		Building Materials: 0.3%
1,702	@	Armstrong World Industries, Inc.	18,739
98,061	@	Owens Corning, Inc.	886,471
			905,210
		Chemicals: 1.6%
64,068	@@	Koninklijke DSM NV	1,685,803
55,412	@@	Linde AG	3,763,845
			5,449,648
		Commercial Services: 1.2%
61,214	@	Alliance Data Systems Corp.	2,261,857
70,845		H&R Block, Inc.	1,288,671
42,134		Hillenbrand, Inc.	674,565
			4,225,093
		Computers: 1.5%
489,908	@	Dell, Inc.	4,644,328
22,018		Diebold, Inc.	470,084
			5,114,412
		Diversified Financial Services: 0.0%
3,047		CIT Group, Inc.	8,684
			8,684
		Electric: 4.3%
123,130		Constellation Energy Group, Inc.	2,543,866
166,959	@@	E.ON AG	4,661,472
29,764		Entergy Corp.	2,026,631
72,424		Exelon Corp.	3,287,325
56,587	@@	Gaz de France	1,940,632
29,020	@	NRG Energy, Inc.	510,752
			14,970,678
		Electronics: 1.2%
143,685	@@	Koninklijke Philips Electronics NV	2,126,852
179,933	@@	Tyco Electronics Ltd.	1,986,460
			4,113,312
		Food: 9.9%
414,769	@@	Cadbury PLC	3,128,591
99,942	@@	Carrefour SA	3,898,744
52,085		General Mills, Inc.	2,598,000

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
42,416	@@	Groupe Danone	$2,064,116
254,482		Kraft Foods, Inc.	5,672,404
225,066		Kroger Co.	4,775,901
209,511	@@	Nestle SA	7,078,196
772,695	@@	Orkla ASA	5,300,692
			34,516,644
		Forest Products & Paper: 2.6%
442,543	@, @@	Domtar Corp.	420,416
288,454		International Paper Co.	2,030,716
53,357		MeadWestvaco Corp.	639,750
787	@@	Mondi Ltd. Johannesburg	2,298
1,022	@@	Mondi Ltd. Euro OTC	2,905
222,403		Weyerhaeuser Co.	6,131,651
			9,227,736
		Healthcare - Services: 0.7%
63,300	@	Community Health Systems, Inc.	971,022
3,265	@	Kindred Healthcare, Inc.	48,812
86,299	@, @@	MDS, Inc.	404,527
751,498	@	Tenet Healthcare Corp.	871,738
			2,296,099
		Holding Companies - Diversified: 0.5%
515,826	@@	Keppel Corp., Ltd.	1,704,217
			1,704,217
		Insurance: 7.9%
84,082	@@	ACE Ltd.	3,396,913
5,751	@	Alleghany Corp.	1,557,478
2	@	Berkshire Hathaway, Inc. - Class A	173,400
4,742	@	Berkshire Hathaway, Inc. - Class B	13,372,440
115,175	@	Conseco, Inc.	105,961
174,739		Old Republic International Corp.	1,890,676
48,946		Travelers Cos., Inc.	1,989,165
20,198		White Mountains Insurance Group Ltd.	3,472,238
11,352	@@	Zurich Financial Services AG	1,794,108
			27,752,379
		Internet: 0.3%
87,636	@	Yahoo!, Inc.	1,122,617
			1,122,617
		Iron/Steel: 0.8%
57,984		AK Steel Holding Corp.	412,846
67,323	@@	ArcelorMittal	1,349,153
49,464		Cliffs Natural Resources, Inc.	898,266
			2,660,265
		Leisure Time: 0.1%
35,548		Harley-Davidson, Inc.	475,988
			475,988
		Lodging: 0.0%
3,291	@	Trump Entertainment Resorts, Inc.	263
			263
		Media: 6.4%
718,325		Comcast Corp. – Special Class A	9,244,843
803,245		News Corp. - Class A	5,317,482
45,104	@	Time Warner Cable	1,118,585
179,691		Time Warner, Inc.	3,468,036
188,286	@	Viacom - Class B	3,272,411
			22,421,357
		Metal Fabricate/Hardware: 0.3%
121,680	@@	SKF AB - B Shares	1,053,264
			1,053,264
		Mining: 0.4%
89,054	@@	Anglo American PLC	1,516,463
			1,516,463
		Miscellaneous Manufacturing: 2.6%
247,172		Eastman Kodak Co.	939,254
68,622		Federal Signal Corp.	361,638
42,054		Parker Hannifin Corp.	1,428,995
66,715	@@	Siemens AG	3,829,110
131,339	@@	Tyco International Ltd.	2,568,991
			9,127,988
		Oil & Gas: 6.0%
308,493	@@	BP PLC	2,068,555
97	@@	BP PLC ADR	3,890
193,442		Marathon Oil Corp.	5,085,590
31,321		Noble Energy, Inc.	1,687,575
55,336	@	Pride International, Inc.	994,941
196,083	@@	Royal Dutch Shell PLC	4,374,439
49,265	@@	Total SA	2,436,131
75,147	@	Transocean, Ltd.	4,421,649
			21,072,770
		Oil & Gas Services: 0.7%
53,669		Baker Hughes, Inc.	1,532,250
63,611	@	Exterran Holdings, Inc.	1,019,048
			2,551,298

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Shares			Value
			Packaging & Containers: 0.2%
	109,380		Temple-Inland, Inc.	$587,371
				587,371
			Pharmaceuticals: 2.7%
	77,496	@@	Novartis AG	2,931,950
	185,332		Schering-Plough Corp.	4,364,569
	75,158	@	Valeant Pharmaceuticals International	1,337,061
	20,970		Wyeth	902,549
				9,536,129
			Real Estate: 0.2%
	33,647	@	Forestar Real Estate Group, Inc.	257,400
	31,181	@	St. Joe Co.	521,970
				779,370
			Retail: 3.5%
	344,701		CVS Caremark Corp.	9,475,830
	54,280		Wal-Mart Stores, Inc.	2,827,988
				12,303,818
			Semiconductors: 1.3%
	717,547	@	LSI Logic Corp.	2,181,343
	165,262		Maxim Integrated Products	2,183,111
				4,364,454
			Software: 2.5%
	477,290		Microsoft Corp.	8,767,817
				8,767,817
			Telecommunications: 5.0%
	647,518		Motorola, Inc.	2,739,001
	1,990,721		Qwest Communications International, Inc.	6,808,266
	236,966	@@	Royal KPN NV	3,163,752
	160,899	@@	Telefonica SA	3,208,546
	285,457		Virgin Media, Inc.	1,370,194
				17,289,759
			Toys/Games/Hobbies: 1.3%
	398,908		Mattel, Inc.	4,599,409
				4,599,409
			Transportation: 0.9%
	487	@@	AP Moller - Maersk A/S - Class B	2,140,012
	65,074	@@	TNT NV	1,115,396
				3,255,408
			Total Common Stock
			(Cost $484,677,516)	286,982,120
REAL ESTATE INVESTMENT TRUSTS: 1.1%
			Health Care: 0.2%
	32,152		Ventas, Inc.	726,957
				726,957
			Shopping Centers: 0.4%
	698,947	@@	Link Real Estate Investment Trust	1,385,818
				1,385,818
			Single Tenant: 0.5%
	9,488	@	Alexander’s, Inc.	1,616,565
				1,616,565
			Total Real Estate Investment Trusts
			(Cost $6,156,538)	3,729,340
PREFERRED STOCK: 0.0%
			Auto Parts & Equipment: 0.0%
	904		Dana Corp.	10,712
			Total Preferred Stock
			(Cost $90,400)	10,712
RIGHTS: 0.0%
			Airlines: 0.0%
	715,000		NWA CLAIM 1 2/20/49	450
			Total Rights
			(Cost $185,279)	450
WARRANTS: 0.0%
			Transportation: 0.0%
	3,127	@@	Groupe Eurotunnel SA	395
			Total Warrants
			(Cost $759)	395

	Principal Amount			Value
CONVERTIBLE BONDS: 0.0%
			Transportation: 0.0%
$47,000		@@	Eurotunnel Group UK PLC Series T3, 3.000%, due 07/28/10	$54,951
GBP	31,986	@@	Eurotunnel Group UK PLC Series t3, 3.000%, due 07/28/10	39,011
			Total Convertible Bonds
			(Cost $178,496)	93,962

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
CORPORATE BONDS/NOTES: 3.7%
		Auto Manufacturers: 0.1%
$1,017,500		ESCRW DAI CHR 12% 7/31/12, 2.000%, due 07/31/14	$279,813
			279,813
		Auto Parts & Equipment: 0.0%
37,000		Dana Corp., 6.500%, due 03/01/29	—
179,000		Dana Corp., 0.000%, due 01/15/15	—
7,000		Dana Corp., 0.000%, due 03/15/28	—
29,000		Dana Corp., 0.000%, due 03/01/29	—
			—
		Commercial Services: 0.2%
637,656		Quebecor World, Inc., 8.250%, due 07/21/09	546,259
			546,259
		Electric: 1.9%
104,624		Boston Generating, LLC, 1.095%, due 12/21/13	62,965
361,953		Boston Generating, LLC, 2.768%, due 12/20/13	217,830
5,094,044		Calpine Corp., 4.095%, due 03/29/14	3,905,079
271,458		PONTUS I LLC FLT CALPINE, 4.340%, due 07/28/09	271,332
3,417,098		Texas Competitive Electric Holdings Co., LLC, 4.157%, due 10/10/14	2,264,147
			6,721,353
		Household Products/Wares: 0.0%
111,952		Spectrum Brands, Inc., 6.000%, due 04/01/13	80,465
			80,465
		Lodging: 0.0%
190,000	±, C	Trump Entertainment Resorts, Inc., 8.500%, due 06/01/15	16,150
			16,150
		Media: 0.8%
509,916		Charter Communications Operating LLC, 7.250%, due 03/06/14	474,221
2,927,104		Charter Communications Operating, LLC, 3.157%, due 03/06/14	2,402,664
			2,876,885
		Real Estate: 0.2%
294,540		Realogy Corp., 0.110%, due 10/10/13	170,207
79,314		Realogy Corp., 3.000%, due 10/10/13	45,834
170,940		Realogy Corp., 4.500%, due 10/10/13	80,342
683,760		Realogy Corp., 4.550%, due 10/10/13	321,367
53,409		Realogy Corp., 4.600%, due 10/10/13	30,864
1,216,000	±, C	Tropicana Entertainment, LLC, 9.625%, due 12/15/14	9,120
			657,734
		Software: 0.5%
1,414,619		First Data Corporation, 3.407%, due 09/24/14	957,779
300,516		Pontus I, LLC, 3.272%, due 07/28/09	300,376
265,692		Pontus I, LLC, 5.256%, due 07/28/09	265,569
588,230		Pontus I, LLC, Collateral, 0.000%, due 01/00/00	—
132,891		Pontus II, LLC, 5.256%, due 06/25/09	37,178
			1,560,902
		Total Corporate Bonds/Notes
		(Cost $15,676,026)	12,739,561
		Total Long-Term Investments
		(Cost $506,965,014)	303,556,540
SHORT-TERM INVESTMENTS: 13.1%
		U.S. Government Agency Obligations: 6.8%
7,300,000	Z	Federal Home Loan Bank, 0.010%, due 04/01/09	7,299,998
2,000,000	Z	Federal Home Loan Bank, 0.150%, due 05/13/09	1,999,648
2,000,000	Z	Federal Home Loan Bank, 0.160%, due 06/25/09	1,999,220
2,000,000	Z	Federal Home Loan Bank, 0.160%, due 06/26/09	1,999,212
3,000,000	Z	Federal Home Loan Bank, 0.260%, due 04/15/09	2,999,679
2,000,000	Z	Federal Home Loan Bank, 0.260%, due 08/21/09	1,997,910
2,000,000	Z	Federal Home Loan Bank, 0.280%, due 09/02/09	1,997,562
3,500,000	Z	Federal Home Loan Bank, 0.280%, due 09/14/09	3,495,400
		Total U.S. Government Agency Obligations
		(Cost $23,788,629)	23,788,629
		U.S. Treasury Bills: 6.3%
2,000,000		0.150%, due 06/18/09	1,999,350
3,000,000		0.160%, due 05/21/09	2,999,313
3,000,000		0.180%, due 04/30/09	2,999,549
3,000,000		0.200%, due 07/02/09	2,998,467
2,000,000		0.250%, due 08/06/09	1,998,200
1,000,000		0.260%, due 04/09/09	999,936
1,000,000		0.260%, due 08/20/09	998,974
3,000,000		0.280%, due 08/27/09	2,996,484
2,000,000		0.360%, due 09/24/09	1,996,432
2,000,000		0.370%, due 09/17/09	1,996,480
		Total U.S. Treasury Bills
		(Cost $21,983,185)	21,983,185
		Total Short-Term Investments
		(Cost $45,771,814)	45,771,814

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Total Investments in Securities
		(Cost $552,736,828)*	100.0%	$349,328,354
		Other Assets and Liabilities - Net	0.0	112,785
		Net Assets	100.0%	$349,441,139

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	GBP	British Pound
	*	Cost for federal income tax purposes is $555,627,360.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,517,020
		Gross Unrealized Depreciation		(208,816,026)
		Net Unrealized Depreciation		$(206,299,006)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$193,585,702	$—
Level 2- Other Significant Observable Inputs	155,038,907	(551,946)
Level 3- Significant Unobservable Inputs	703,745	—
Total	$349,328,354	$(551,946)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$566,648	$—
Net Purchases/(Sales)	(21,644)	—
Accrued Discounts/(Premiums)	(3,811)	—
Total Realized Gain/(Loss)	(5,904)	—
Total Unrealized Appreciation/(Depreciation)	168,456	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$703,745	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$2,310,082	Foreign Exchange Contracts	$2,862,028

Total	$2,310,082		$2,862,028

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Franklin Mutual Shares Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Canadian Dollar
CAD 42,000	BUY	8/31/09	32,506	33,387	$881
Canadian Dollar
CAD 46,500	BUY	8/31/09	38,029	36,964	(1,065)
Swiss Franc
CHF 400,000	BUY	8/10/09	343,395	352,513	9,118
Swiss Franc
CHF 500,000	BUY	8/10/09	427,826	440,642	12,816
Swiss Franc
CHF 350,000	BUY	8/10/09	303,530	308,449	4,919
Danish Krone
DKK 184,900	BUY	10/23/09	32,574	32,882	308
Danish Krone
DKK 370,000	BUY	10/23/09	62,281	65,799	3,518
EU Euro
EUR 195,862	BUY	5/13/09	252,231	260,218	7,987
EU Euro
EUR 2,400,000	BUY	5/13/09	3,030,960	3,188,583	157,623
EU Euro
EUR 1,448,000	BUY	5/13/09	1,875,913	1,923,779	47,866
EU Euro
EUR 750,000	BUY	5/13/09	953,565	996,432	42,867
EU Euro
EUR 2,440,000	BUY	5/13/09	3,093,188	3,241,727	148,539
EU Euro
EUR 1,700,000	BUY	5/13/09	2,136,526	2,258,580	122,054
British Pound
GBP 760,000	BUY	7/13/09	1,078,577	1,090,973	12,396
British Pound
GBP 800,000	BUY	7/13/09	1,125,032	1,148,392	23,360
British Pound
GBP 440,000	BUY	7/13/09	635,633	631,616	(4,017)
Japanese Yen
JPY 8,200,000	BUY	4/20/09	88,150	82,864	(5,286)
Norwegian Krone
NOK 2,830,000	BUY	5/19/09	392,963	420,287	27,324
Norwegian Krone
NOK 1,400,000	BUY	5/19/09	195,408	207,916	12,508
Norwegian Krone
NOK 3,000,000	BUY	5/19/09	425,441	445,534	20,093
Norwegian Krone
NOK 1,200,000	BUY	5/19/09	165,212	178,213	13,001
Norwegian Krone
NOK 3,100,000	BUY	5/19/09	439,716	460,385	20,669
Norwegian Krone
NOK 1,800,000	BUY	5/19/09	251,169	267,320	16,151
Swedish Krona
SEK 1,000,000	BUY	9/16/09	120,308	121,936	1,628
					$695,258
Canadian Dollar
CAD 366,591	SELL	8/31/09	295,685	291,411	$4,274
Canadian Dollar
CAD 48,700	SELL	8/31/09	38,971	38,713	258
Swiss Franc
CHF 7,727,898	SELL	8/10/09	6,661,981	6,810,466	(148,485)
Swiss Franc
CHF 200,000	SELL	8/10/09	173,807	176,257	(2,450)
Swiss Franc
CHF 420,000	SELL	8/10/09	355,459	370,139	(14,680)
Swiss Franc
CHF 120,344	SELL	8/10/09	104,724	106,057	(1,333)
Danish Krone
DKK 4,371,179	SELL	10/23/09	750,288	777,354	(27,066)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Danish Krone
DKK 648,457	SELL	10/23/09	113,377	115,319	$(1,942)
Danish Krone
DKK 430,000	SELL	10/23/09	73,315	76,470	(3,155)
Danish Krone
DKK 510,000	SELL	10/23/09	86,163	90,696	(4,533)
Danish Krone
DKK 640,000	SELL	10/23/09	109,420	113,815	(4,395)
Danish Krone
DKK 260,000	SELL	10/23/09	45,138	46,237	(1,099)
Danish Krone
DKK 227,600	SELL	10/23/09	41,292	40,476	816
EU Euro
EUR 86,996	SELL	5/13/09	108,224	115,581	(7,357)
EU Euro
EUR 27,969,777	SELL	5/13/09	35,046,131	37,159,987	(2,113,856)
EU Euro
EUR 84,598	SELL	5/13/09	105,713	112,394	(6,681)
EU Euro
EUR 108,592	SELL	5/13/09	136,931	144,272	(7,341)
EU Euro
EUR 1,110,000	SELL	5/13/09	1,439,992	1,474,720	(34,728)
EU Euro
EUR 340,287	SELL	5/13/09	479,635	452,097	27,538
EU Euro
EUR 210,350	SELL	5/13/09	293,008	279,466	13,542
EU Euro
EUR 78,340	SELL	5/13/09	108,634	104,081	4,553
EU Euro
EUR 256,323	SELL	5/13/09	348,030	340,545	7,485
EU Euro
EUR 2,320,000	SELL	5/13/09	3,146,152	3,082,297	63,855
EU Euro
EUR 350,000	SELL	5/13/09	453,327	465,002	(11,675)
EU Euro
EUR 1,380,000	SELL	5/13/09	1,770,043	1,833,435	(63,392)
EU Euro
EUR 156,343	SELL	5/13/09	203,568	207,714	(4,146)
British Pound
GBP 13,894,539	SELL	7/13/09	21,105,805	19,945,480	1,160,325
British Pound
GBP 147,766	SELL	7/13/09	206,282	212,117	(5,835)
British Pound
GBP 90,032	SELL	7/13/09	125,111	129,240	(4,129)
British Pound
GBP 243,665	SELL	7/13/09	342,731	349,778	(7,047)
British Pound
GBP 161,719	SELL	7/13/09	231,047	232,147	(1,100)
British Pound
GBP 138,965	SELL	7/13/09	199,269	199,483	(214)
British Pound
GBP 400,000	SELL	7/13/09	573,450	574,196	(746)
British Pound
GBP 600,000	SELL	7/13/09	833,472	861,294	(27,822)
British Pound
GBP 214,177	SELL	7/13/09	302,472	307,450	(4,978)
Japanese Yen
JPY 157,880,634	SELL	4/20/09	1,710,516	1,595,449	115,067
Japanese Yen
JPY 13,400,000	SELL	4/20/09	139,846	135,413	4,433
Japanese Yen
JPY 19,900,000	SELL	4/20/09	202,200	201,098	1,102
South Korean Won
KRW 1,690,000,000	SELL	4/6/09	1,419,572	1,222,132	197,440
Norwegian Krone
NOK 23,924,790	SELL	5/19/09	3,391,903	3,553,099	(161,196)
Norwegian Krone
NOK 2,200,000	SELL	5/19/09	314,218	326,725	(12,507)
Norwegian Krone
NOK 1,800,000	SELL	5/19/09	252,278	267,320	(15,042)

PORTFOLIO OF INVESTMENTS
ING Franklin Mutual Shares Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Norwegian Krone
NOK 1,054,169	SELL	5/19/09	147,399	156,556	$(9,157)
Norwegian Krone
NOK 1,400,000	SELL	5/19/09	198,053	207,916	(9,863)
Norwegian Krone
NOK 1,600,000	SELL	5/19/09	226,925	237,618	(10,693)
Norwegian Krone
NOK 1,400,000	SELL	5/19/09	199,669	207,916	(8,247)
Norwegian Krone
NOK 1,160,296	SELL	5/19/09	163,937	172,317	(8,380)
Norwegian Krone
NOK 2,300,000	SELL	5/19/09	327,290	341,576	(14,286)
Norwegian Krone
NOK 1,355,024	SELL	5/19/09	189,196	201,236	(12,040)
Norwegian Krone
NOK 1,313,200	SELL	5/19/09	194,367	195,025	(658)
Norwegian Krone
NOK 1,800,000	SELL	5/19/09	263,887	267,320	(3,433)
Norwegian Krone
NOK 1,000,000	SELL	5/19/09	140,469	148,511	(8,042)
Norwegian Krone
NOK 2,490,000	SELL	5/19/09	358,743	369,793	(11,050)
Swedish Krona
SEK 8,639,039	SELL	9/16/09	996,532	1,053,413	(56,881)
Singapore Dollar
SGD 972,918	SELL	9/24/09	641,513	639,029	2,484
Singapore Dollar
SGD 141,730	SELL	9/24/09	93,752	93,091	661
Singapore Dollar
SGD 111,470	SELL	9/24/09	73,838	73,215	623
					$(1,247,204)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
28,534,258		ING Franklin Income Portfolio - Class I		$210,297,479
41,096,059		ING Franklin Mutual Shares Portfolio - Class I		210,000,863
29,214,932		ING Templeton Global Growth Portfolio - Class I		214,729,753
		Total Affiliated Investment Companies
		(Cost $1,003,006,984)*	100.0%	$635,028,095
		Other Assets and Liabilities - Net	0.0	118,490
		Net Assets	100.0%	$635,146,585

	*	Cost for federal income tax purposes is $1,048,291,854.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(413,263,759)
		Net Unrealized Depreciation		$(413,263,759)

PORTFOLIO OF INVESTMENTS
ING Franklin Templeton Founding Strategy Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$635,028,095
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$635,028,095	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 28.6%
		Brazil: 0.4%
212,700	@	BR Malls Participacoes SA	$1,306,596
			1,306,596
		Canada: 0.3%
156,150	L	Brookfield Properties Co.	896,301
			896,301
		Finland: 0.1%
138,652		Citycon OYJ	268,015
			268,015
		Germany: 0.4%
45,904		Deutsche Euroshop AG	1,326,380
			1,326,380
		Hong Kong: 12.1%
1,049,170		Cheung Kong Holdings Ltd.	9,042,626
1,112,200		Hang Lung Group Ltd.	3,387,628
1,949,000		Hang Lung Properties Ltd.	4,585,131
609,000		Henderson Land Development Co., Ltd.	2,322,224
747,500		Hongkong Land Holdings Ltd.	1,703,068
698,400		Hysan Development Co., Ltd.	1,181,977
560,690		Kerry Properties Ltd.	1,351,375
1,089,600		Sino Land Co.	1,091,665
1,658,000		Sun Hung Kai Properties Ltd.	14,877,205
574,975		Wharf Holdings Ltd.	1,431,586
			40,974,485
		Japan: 11.8%
115,200		Aeon Mall Co., Ltd.	1,481,794
99,100		Daito Trust Construction Co., Ltd.	3,340,852
1,433,800		Mitsubishi Estate Co., Ltd.	16,265,489
1,116,200		Mitsui Fudosan Co., Ltd.	12,244,556
907		NTT Urban Development Corp.	734,061
542,800		Sumitomo Realty & Development Co., Ltd.	6,064,456
			40,131,208
		Singapore: 1.8%
3,957,750		CapitaLand Ltd.	6,068,739
			6,068,739
		Sweden: 0.6%
213,180	L	Castellum AB	1,198,168
196,227	L	Hufvudstaden AB	1,009,797
			2,207,965
		Switzerland: 0.8%
65,850	@	PSP Swiss Property AG	2,776,093
			2,776,093
		United Kingdom: 0.3%
1,161,500		Safestore Holdings Ltd.	893,832
			893,832
		Total Common Stock
		(Cost $154,299,616)	96,849,614
REAL ESTATE INVESTMENT TRUSTS: 69.0%
		Australia: 9.2%
1,929,400		CFS Retail Property Trust	2,192,222
8,871,700		Dexus Property Group	4,621,869
3,283,300		GPT Group	997,060
9,884,738		Macquarie Goodman Group	2,243,813
3,828,611		Mirvac Group	2,247,207
876,800		Stockland	1,873,326
2,465,230		Westfield Group	17,088,963
			31,264,460
		Canada: 2.2%
175,400	@, #	Calloway Real Estate Investment Trust	1,389,789
109,000		Canadian Real Estate Investment Trust	1,728,196
91,000		Primaris Retail Real Estate	655,362
349,000		RioCan Real Estate Investment Trust	3,473,945
			7,247,292
		France: 7.3%
13,640	L	Fonciere Des Regions	640,430
27,870		ICADE	1,973,244
90,290	L	Klepierre	1,586,263
108,756		Mercialys	3,147,674
15,230		Societe Immobiliere de Location pour l’Industrie et le Commerce	1,141,364
115,249		Unibail	16,308,577
			24,797,552
		Hong Kong: 1.5%
2,464,300		Link Real Estate Investment Trust	4,886,023
			4,886,023

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan: 6.4%
205		Frontier Real Estate Investment Corp.	$1,013,889
247		Japan Logistics Fund, Inc.	1,522,447
876		Japan Real Estate Investment Corp.	6,729,604
247		Japan Retail Fund Investment Corp.	946,120
153		Nippon Accommodations Fund, Inc.	621,253
784		Nippon Building Fund, Inc.	6,776,092
167		Nomura Real Estate Office Fund, Inc.	935,456
322		Orix JREIT, Inc.	1,329,236
163		Tokyu Real Estate Investment Trust, Inc.	869,657
218		United Urban Investment Corp.	895,729
			21,639,483
		Netherlands: 2.6%
137,680		Corio NV	5,694,142
51,474		Eurocommercial Properties NV	1,397,748
16,850		Vastned Retail NV	679,864
16,110		Wereldhave NV	1,126,426
			8,898,180
		Singapore: 1.8%
2,228,080	@	Ascendas Real Estate Investment Trust	1,792,447
4,298,079	@, L	CapitaMall Trust	3,743,789
1,200,800	@	Macquarie MEAG Prime Real Estate Investment Trust	358,893
			5,895,129
		United Kingdom: 4.7%
710,666		British Land Co. PLC	3,672,017
73,500		Derwent Valley Holdings PLC	699,896
213,000		Great Portland Estates PLC	743,566
924,749		Hammerson PLC	3,373,959
1,035,303		Land Securities Group PLC	6,487,323
190,890		Liberty International PLC	1,064,753
			16,041,514
		United States: 33.3%
55,251		Acadia Realty Trust	586,213
71,200		Alexandria Real Estate Equities, Inc.	2,591,680
213,000		AMB Property Corp.	3,067,200
74,425		AvalonBay Communities, Inc.	3,502,441
164,800		BioMed Realty Trust, Inc.	1,115,696
114,300		Boston Properties, Inc.	4,003,929
115,000		BRE Properties, Inc.	2,257,450
60,450		Corporate Office Properties Trust SBI MD	1,500,974
133,600		Digital Realty Trust, Inc.	4,432,848
17,400		Equity Lifestyle Properties, Inc.	662,940
239,200		Equity Residential	4,389,320
48,280		Essex Property Trust, Inc.	2,768,375
110,600		Extra Space Storage, Inc.	609,406
147,000		Federal Realty Investment Trust	6,762,000
205,200		HCP, Inc.	3,662,820
129,500		Health Care Real Estate Investment Trust, Inc.	3,961,405
112,900		Highwoods Properties, Inc.	2,418,318
56,300		Home Properties, Inc.	1,725,595
196,300		Hospitality Properties Trust	2,355,600
717,805		Host Hotels & Resorts, Inc.	2,813,796
139,157		Kimco Realty Corp.	1,060,376
47,120		LaSalle Hotel Properties	275,181
203,500		Liberty Property Trust	3,854,290
204,184	L	Macerich Co.	1,278,192
213,000		Nationwide Health Properties, Inc.	4,726,470
154,669		Omega Healthcare Investors, Inc.	2,177,740
354,600		Prologis	2,304,900
121,294		Public Storage, Inc.	6,701,494
37,900		Regency Centers Corp.	1,007,003
363,627		Simon Property Group, Inc.	12,596,038
70,900	L	SL Green Realty Corp.	765,720
101,000	L	Tanger Factory Outlet Centers, Inc.	3,116,860
157,600		Taubman Centers, Inc.	2,685,504
424,975		UDR, Inc.	3,659,035
198,700		Ventas, Inc.	4,492,607
201,264		Vornado Realty Trust	6,690,015
			112,579,431
		Total Real Estate Investment Trusts
		(Cost $404,429,806)	233,249,064
		Total Long-Term Investments
		(Cost $558,729,422)	330,098,678
SHORT-TERM INVESTMENTS: 4.0%
		Affiliated Mutual Fund: 1.9%
6,455,817		ING Institutional Prime Money Market Fund - Class I	6,455,817
		Total Mutual Fund
		(Cost $6,455,817)	6,455,817

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 2.1%
$7,270,328		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,195,779
		Total Securities Lending Collateral
		(Cost $7,270,328)		7,195,779
		Total Short-Term Investments
		(Cost $13,726,145)		13,651,596
		Total Investments in Securities
		(Cost $572,455,567)*	101.6%	$343,750,274
		Other Assets and Liabilities - Net	(1.6)	(5,390,905)
		Net Assets	100.0%	$338,359,369

	@	Non-income producing security
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $626,727,753.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$33,288
		Gross Unrealized Depreciation		(283,010,767)
		Net Unrealized Depreciation		$(282,977,479)

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Apartments	5.6%
Diversified	22.6
Health Care	5.6
Holding Companies - Diversified	0.4
Hotels	1.6
Manufactured Homes	0.2
Office Property	9.7
Real Estate	27.9
Regional Malls	4.9
Shopping Centers	14.5
Storage	2.2
Storage/Warehousing	0.3
Warehouse/Industrial	2.1
Short-Term Investments	1.9
Other Assets and Liabilities - Net	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Real Estate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$128,485,437	$—
Level 2- Other Significant Observable Inputs	215,264,837	—
Level 3- Significant Unobservable Inputs	—	—
Total	$343,750,274	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.6%
		Australia: 2.3%
220,163		BHP Billiton Ltd. ADR	$9,819,270
123,092		Santos Ltd.	1,448,787
1,003,878	@	Sino Gold Ltd.	3,736,677
959,151	@	White Energy Co., Ltd.	976,545
			15,981,279
		Brazil: 0.6%
295,007		Cia Vale do Rio Doce ADR	3,923,593
			3,923,593
		Canada: 23.1%
166,485	L	Agnico-Eagle Mines Ltd.	9,476,326
559,552		Barrick Gold Corp.	18,140,676
468,838		Canadian Natural Resources Ltd.	18,078,393
580,342	@	Eldorado Gold Corp. (Canadian Denominated Security)	5,247,382
756,861		EnCana Corp.	30,736,124
280,237		GoldCorp, Inc.	9,337,497
569,140		Kinross Gold Corp.	10,170,532
138,392	@	MAG Silver Corp.	617,978
179,844		Major Drilling Group International	1,723,125
934,314		Nexen, Inc.	15,845,965
70,400		Potash Corp. of Saskatchewan	5,689,024
568,090		Suncor Energy, Inc.	12,617,279
1,651,426		Talisman Energy, Inc.	17,339,973
660,630		Yamana Gold, Inc.	6,110,828
			161,131,102
		Chile: 0.1%
38,176		Sociedad Quimica y Minera de Chile SA ADR	1,013,955
			1,013,955
		France: 0.4%
51,708		Total SA ADR	2,536,794
			2,536,794
		Italy: 0.3%
54,800	L	ENI S.p.A. ADR	2,099,936
			2,099,936
		Netherlands: 1.0%
159,617		Royal Dutch Shell PLC ADR - Class A	7,071,033
			7,071,033
		Norway: 0.4%
164,300	L	Statoil ASA ADR	2,865,392
			2,865,392
		South Africa: 1.1%
143,773	L	Anglogold Ashanti Ltd. ADR	5,285,095
203,375		Gold Fields Ltd. ADR	2,306,273
			7,591,368
		United Kingdom: 1.7%
210,206		Anglo American PLC ADR	1,793,057
73,191	L	Rio Tinto PLC ADR	9,811,985
			11,605,042
		United States: 65.6%
722,400		Alcoa, Inc.	5,302,416
213,000	@	Alpha Natural Resources, Inc.	3,780,750
424,324		Anadarko Petroleum Corp.	16,501,960
411,511		Apache Corp.	26,373,740
514,252		Arch Coal, Inc.	6,875,549
1,018,050		BJ Services Co.	10,129,598
78,500	@	Cameron International Corp.	1,721,505
754,371		Chevron Corp.	50,723,906
352,893		Cimarex Energy Co.	6,486,173
99,346		Cliffs Natural Resources, Inc.	1,804,123
699,580		ConocoPhillips	27,395,553
108,946		Consol Energy, Inc.	2,749,797
24,600		Core Laboratories NV	1,799,736
427,224		Devon Energy Corp.	19,092,641
71,100		Energen Corp.	2,071,143
117,000		ENSCO International, Inc.	3,088,800
190,587		EOG Resources, Inc.	10,436,544
729,676		ExxonMobil Corp.	49,690,936
307,688		Freeport-McMoRan Copper & Gold, Inc.	11,725,990
647,533		Halliburton Co.	10,017,336
176,140		Hess Corp.	9,546,788
865,974		Marathon Oil Corp.	22,766,456
574,160	@	National Oilwell Varco, Inc.	16,484,134
158,307		Newmont Mining Corp.	7,085,821
597,209		Occidental Petroleum Corp.	33,234,681
124,700	@	Pactiv Corp.	1,819,373
1,228,773		Patterson-UTI Energy, Inc.	11,009,806
237,370		Peabody Energy Corp.	5,943,745

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
642,144		Schlumberger Ltd.		$26,083,889
474,946		Smith International, Inc.		10,201,840
96,400		Tidewater, Inc.		3,579,332
192,174	@	Transocean, Ltd.		11,307,518
90,190	L	United States Steel Corp.		1,905,715
421,690		Valero Energy Corp.		7,548,251
373,878	L	W&T Offshore, Inc.		2,299,350
828,552		Williams Cos., Inc.		9,428,922
294,212		XTO Energy, Inc.		9,008,771
				457,022,588
		Total Common Stock
		(Cost $958,337,957)		672,842,082
SHORT-TERM INVESTMENTS: 7.6%
		Affiliated Mutual Fund: 3.6%
25,044,000		ING Institutional Prime Money Market Fund - Class I		25,044,000
		Total Mutual Fund
		(Cost $25,044,000)		25,044,000

Principal Amount				Value
		Securities Lending Collateral(cc): 4.0%
$27,713,580		Bank of New York Mellon Corp. Institutional Cash Reserves		$27,556,715
		Total Securities Lending Collateral
		(Cost $27,713,580)		27,556,715
		Total Short-Term Investments
		(Cost $52,757,580)		52,600,715
		Total Investments in Securities
		(Cost $1,011,095,537)*	104.2%	$725,442,797
		Other Assets and Liabilities - Net	(4.2)	(29,036,753)
		Net Assets	100.0%	$696,406,044

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $1,040,176,421.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$29,244,730
		Gross Unrealized Depreciation		(343,978,354)
		Net Unrealized Depreciation		$(314,733,624)

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Chemicals	1.0%
Coal	2.9
Gas	0.3
Iron/Steel	0.5
Mining	17.5
Oil & Gas	61.3
Oil & Gas Services	11.0
Packaging & Containers	0.3
Pipelines	1.3
Transportation	0.5
Short-Term Investments	3.6
Other Assets and Liabilities - Net	(0.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Global Resources Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

• Level 1 - quoted prices in active markets for identical investments

• Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$690,710,118	$—
Level 2- Other Significant Observable Inputs	34,732,679	—
Level 3- Significant Unobservable Inputs	—	—
Total	$725,442,797	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 6.5%
		Diversified Financial Services: 6.1%
$7,500,000	S	Citigroup Funding, Inc., 1.274%, due 07/30/10	$7,542,225
6,200,000	S	General Electric Capital Corp., 1.207%, due 07/08/10	6,190,867
			13,733,092
		Pipelines: 0.4%
900,000	C, S	TEPPCO Partners L.P., 5.900%, due 04/15/13	837,207
			837,207
		Total Corporate Bonds/Notes
		(Cost $14,600,806)	14,570,299
U.S. GOVERNMENT AGENCY OBLIGATIONS: 20.6%
		Federal Home Loan Mortgage Corporation##: 5.9%
2,444,991	C, S	1.056%, due 06/15/37	2,386,150
4,000,000	C, S	2.050%, due 03/09/11	4,015,612
2,249,023	S	4.625%, due 04/01/35	2,290,353
3,121,116	S	4.958%, due 03/01/35	3,192,637
1,182,820		6.000%, due 10/01/37-11/01/38	1,238,137
			13,122,889
		Federal National Mortgage Association##: 14.7%
2,235,026	S	0.922%, due 06/25/37	2,162,820
5,000,000	C, S	2.000%, due 03/02/11	5,014,765
1,844,669	S	4.500%, due 03/01/20-11/01/23	1,904,349
16,338,203	S	5.000%, due 08/01/20-07/01/34	16,998,603
1,671,744		6.000%, due 11/01/36-08/01/37	1,748,511
4,782,384	S	6.500%, due 07/01/37-08/01/38	5,044,352
			32,873,400
		Total U.S. Government Agency Obligations
		(Cost $44,926,376)	45,996,289
U.S. TREASURY OBLIGATIONS: 12.0%
		U.S. Treasury Notes: 4.1%
7,200,000		0.875%, due 03/31/11	7,211,815
1,800,000	S	1.875%, due 02/28/14	1,820,255
			9,032,070
		U.S. Treasury STRIP: 3.5%
11,500,000	S, ^^, Z	3.470%, due 05/15/20	7,846,312
			7,846,312
		Treasury Inflation Indexed Protected Securities(ip): 4.4%
8,900,000	S	0.875%, due 04/15/10	9,882,120
			9,882,120
		Total U.S. Treasury Obligations
		(Cost $26,001,573)	26,760,502
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
1,832,526	C, S	American Home Mortgage Assets, 0.712%, due 10/25/46	691,109
3,561,747	C, S	Countrywide Alternative Loan Trust, 1.022%, due 07/25/35	2,005,808
1,200,000	C, S	Countrywide Alternative Loan Trust, 5.750%, due 04/25/47	507,962
456,473	C, S	Countrywide Alternative Loan Trust, 6.000%, due 08/25/36	301,454
773,363	C, S	Greenpoint Mortgage Funding Trust, 0.742%, due 06/25/37	285,116
1,295,748	C, S	JPMorgan Alternative Loan Trust, 0.782%, due 01/25/36	553,665
1,032,965	C, S	Residential Accredit Loans, Inc., 0.802%, due 12/25/45	409,740
2,830,113	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.250%, due 12/25/35	1,289,156
2,071,894	C, S	Wells Fargo Alternative Loan Trust, 6.000%, due 06/25/37	1,173,811
		Total Collateralized Mortgage Obligations
		(Cost $10,632,655)	7,217,821
OTHER BONDS: 3.6%
		Foreign Government Bonds: 3.6%
6,500,000	S	Eksportfinans A/S, 1.034%, due 03/31/10	8,024,119
		Total Other Bonds
		(Cost $6,500,000)	8,024,119
STRUCTURED PRODUCTS: 29.0%
23,500,000	@@, #, S	Commonwealth Bank of Australia, 1.427%, due 12/22/09	18,677,006
5,300,000	S	Landesbank Baden-Wuerttemberg/New York, 0.406%, due 01/14/10	6,158,542
10,400,000	S	Landesbank Baden-Wuerttemberg/New York, 0.407%, due 01/13/10	10,894,476
9,700,000	#, S	Merrill Lynch & Co., Inc., 0.556%, due 01/14/10	10,161,194
6,000,000	@@, S	Swedish Export Credit, 1.196%, due 01/27/10	5,981,417
12,200,000	@@, S	Swedish Export Credit, 1.601%, due 01/15/10	12,780,058
		Total Structured Products
		(Cost $67,056,768)	64,652,693
		Total Long-Term Investments
		(Cost $169,718,178)	167,221,723

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 26.1%
		Affiliated Mutual Fund: 13.2%
29,448,832		ING Institutional Prime Money Market Fund - Class I		$29,448,832
		Total Mutual Fund
		(Cost $29,448,832)		29,448,832

Principal Amount				Value
		U.S. Government Agency Obligations: 12.9%
$6,800,000	S, Z	Fannie Mae, 0.190%, due 04/01/09		$6,799,963
22,000,000	S, Z	Federal Home Loan Bank, 0.150%, due 05/14/09		21,995,969
		Total U.S. Government Agency Obligations
		(Cost $28,795,932)		28,795,932
		Total Short-Term Investments
		(Cost $58,244,764)		58,244,764
		Total Investments in Securities
		(Cost $227,962,942)*	101.0%	$225,466,487
		Other Assets and Liabilities - Net	(1.0)	(2,153,306)
		Net Assets	100.0%	$223,313,181

	@@	Foreign Issuer
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	^^

Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $227,973,697.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,853,978
		Gross Unrealized Depreciation		(8,361,188)
		Net Unrealized Depreciation		$(2,507,210)

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$29,448,832	$(395,984)
Level 2- Other Significant Observable Inputs	123,340,843	(8,341,252)
Level 3- Significant Unobservable Inputs	72,676,812	—
Total	$225,466,487	$(8,737,236)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$87,191,360	$—
Net Purchases/(Sales)	(1,935,244)	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	(1,564,757)	—
Total Unrealized Appreciation/(Depreciation)	(11,014,547)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$72,676,812	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Interest Rate Contracts	$120,488	Interest Rate Contracts	$516,472

Total	$120,488		$516,472

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Goldman Sachs Commodity Strategy Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Goldman Sachs Commodity Strategy Portfolio Open Futures Contracts on March 31, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 5-Year Note	100	06/30/09	$120,488
			$120,488
Short Contracts
U.S. Treasury 2-Year Note	161	06/30/09	$(156,493)
U.S. Treasury 10-Year Note	40	06/19/09	(25,666)
U.S. Treasury Long Bond	89	06/19/09	(334,313)
			$(516,472)

The following short positions were held by the ING Goldman Sachs Portfolio at March 31, 2009:

Shares	Descriptions	Market Value
(4,000,000)	Fannie Mae, 5.000%, due 04/01/37	(4,128,124)
(4,000,000)	Fannie Mae, 6.500%, due 04/01/39	(4,213,128)

	Total Short Positions
	(Proceeds $8,260,977)	$(8,341,252)

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.9%
		Brazil: 6.2%
111,400		Banco Bradesco SA ADR	$1,102,860
317,400	@	Cosan SA Industria e Comercio	1,323,099
35,400		Petroleo Brasileiro SA ADR	1,078,638
			3,504,597
		Canada: 10.6%
91,400		Barrick Gold Corp.	2,963,188
37,600		EnCana Corp.	1,538,832
137,153		Talisman Energy, Inc.	1,440,107
			5,942,127
		China: 3.2%
75,402	L	Aluminum Corp. of China Ltd. ADR	1,102,377
16,440	@, L	Sohucom, Inc.	679,136
			1,781,513
		Finland: 2.0%
65,008	L	Outotec OYJ	1,114,539
			1,114,539
		France: 6.6%
28,999		Alstom	1,503,783
13,863		PPR	888,763
36,982		Technip SA	1,303,675
			3,696,221
		Germany: 1.7%
89,071		GEA Group AG	946,941
			946,941
		Hong Kong: 9.6%
710,000		China Overseas Land & Investment Ltd.	1,112,772
516,000	L	Li & Fung Ltd.	1,209,663
1,924,000		New World Development Ltd.	1,920,593
128,000		Sun Hung Kai Properties Ltd.	1,148,542
			5,391,570
		India: 1.5%
31,937		Infosys Technologies Ltd. ADR	850,482
			850,482
		Indonesia: 2.6%
20,209,000		Bumi Resources Tbk PT	1,435,202
			1,435,202
		Israel: 1.8%
22,500		Teva Pharmaceutical Industries Ltd. ADR	1,013,625
			1,013,625
		Italy: 1.6%
91,397		Prysmian S.p.A.	910,101
			910,101
		Japan: 9.9%
55,600		Denso Corp.	1,123,973
610		Japan Tobacco, Inc.	1,630,643
200,000		Mitsui OSK Lines Ltd.	989,789
6,100		Nintendo Co., Ltd.	1,784,444
			5,528,849
		Luxembourg: 1.9%
29,099	@, L	Millicom International Cellular SA	1,077,827
			1,077,827
		Russia: 2.3%
86,866		OAO Gazprom ADR	1,287,169
			1,287,169
		South Korea: 2.2%
50,883		Hyundai Development Co.	1,251,234
			1,251,234
		Switzerland: 7.6%
134,145	@	ABB Ltd.	1,870,888
358,384		Xstrata PLC	2,404,020
			4,274,908
		Taiwan: 1.9%
120,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,074,895
			1,074,895
		United Kingdom: 21.7%
57,272		Anglo American PLC	975,261
428,377		Compass Group PLC	1,959,053
790,327		Hays PLC	824,684
97,670		Imperial Tobacco Group PLC	2,193,503
49,104		Reckitt Benckiser PLC	1,842,359
21,700	L	Rio Tinto PLC ADR	2,909,102
300,295		Tesco PLC	1,434,730
			12,138,692
		Total Common Stock
		(Cost $73,309,440)	53,220,492

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 1.0%
		Russia: 1.0%
855,826	I	TNK-BP Holding		$547,729
		Total Preferred Stock
		(Cost $2,511,995)		547,729
		Total Long-Term Investments
		(Cost $75,821,435)		53,768,221
SHORT-TERM INVESTMENTS: 9.3%
		Affiliated Mutual Fund: 2.7%
1,494,000		ING Institutional Prime Money Market Fund - Class I		1,494,000
		Total Mutual Fund
		(Cost $1,494,000)		1,494,000

Principal Amount				Value
		Securities Lending Collateral(cc): 6.6%
$3,706,108		Bank of New York Mellon Corp. Institutional Cash Reserves		$3,689,187
		Total Securities Lending Collateral
		(Cost $3,706,108)		3,689,187
		Total Short-Term Investments
		(Cost $5,200,108)		5,183,187
		Total Investments in Securities
		(Cost $81,021,543)*	105.2%	$58,951,408
		Other Assets and Liabilities - Net	(5.2)	(2,896,634)
		Net Assets	100.0%	$56,054,774

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $86,582,276.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,867,876
		Gross Unrealized Depreciation		(30,498,744)
		Net Unrealized Depreciation		$(27,630,868)

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	6.8%
Auto Parts & Equipment	2.0
Banks	2.0
Coal	2.6
Commercial Services	1.5
Computers	1.5
Distribution/Wholesale	2.1
Electrical Components & Equipment	1.6
Engineering & Construction	3.3
Food	4.9
Food Service	3.5
Holding Companies - Diversified	1.7
Home Builders	2.2
Household Products/Wares	3.3
Internet	1.2
Machinery - Construction & Mining	2.0
Machinery - Diversified	2.7
Mining	18.5
Oil & Gas	10.5
Oil & Gas Services	2.3
Pharmaceuticals	1.8
Real Estate	7.5
Retail	1.6
Semiconductors	1.9
Telecommunications	1.9
Toys/Games/Hobbies	3.2
Transportation	1.8
Short-Term Investments	2.7
Other Assets and Liabilities - Net	1.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Growth Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$20,195,897	$—
Level 2- Other Significant Observable Inputs	38,755,511	—
Level 3- Significant Unobservable Inputs	—	—
Total	$58,951,408	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 85.8%
		Aerospace/Defense: 4.1%
34,115		Lockheed Martin Corp.	$2,354,958
236,930		Northrop Grumman Corp.	10,339,625
926,230	@	Spirit Aerosystems Holdings, Inc.	9,234,513
			21,929,096
		Airlines: 0.6%
713,320	@, L	UAL Corp.	3,195,674
			3,195,674
		Auto Parts & Equipment: 0.5%
136,425	@@	Autoliv, Inc.	2,533,412
			2,533,412
		Banks: 2.8%
48,110		Goldman Sachs Group, Inc.	5,100,622
624,589	@@	ICICI Bank Ltd.	4,104,725
444,735	@@	ICICI Bank Ltd. ADR	5,910,528
			15,115,875
		Beverages: 7.9%
1,520,177	@@	Anheuser-Busch InBev NV	41,858,491
860,672	@, @@	Anheuser-Busch InBev NV	3,430
			41,861,921
		Biotechnology: 1.7%
188,040	@	Amgen, Inc.	9,311,741
			9,311,741
		Building Materials: 0.8%
522,364	@, @@, L	Cemex SA de CV ADR	3,264,775
652,948	@@	Gujarat Ambuja Cements Ltd.	909,920
			4,174,695
		Computers: 2.2%
110,765	@	Apple, Inc.	11,643,617
			11,643,617
		Diversified Financial Services: 0.5%
488,965	@	SLM Corp.	2,420,377
			2,420,377
		Electric: 8.9%
757,625	@	NRG Energy, Inc.	13,334,200
4,916,613	@@	NTPC Ltd.	17,466,126
4,542,220	@@	Power Grid Corp. of India Ltd.	8,597,322
4,722,410	@@	Tenaga Nasional BHD	7,903,826
			47,301,474
		Energy - Alternate Sources: 1.2%
482,740	@	Covanta Holding Corp.	6,319,067
			6,319,067
		Engineering & Construction: 1.0%
403,770	@@	Larsen & Toubro Ltd.	5,357,519
			5,357,519
		Entertainment: 1.1%
278,955	@, L	Vail Resorts, Inc.	5,699,051
			5,699,051
		Forest Products & Paper: 0.3%
5,288,675	@@	Ballarpur Industries Ltd.	1,538,946
			1,538,946
		Household Products/Wares: 1.1%
151,693	@@, S	Reckitt Benckiser PLC	5,691,450
			5,691,450
		Insurance: 1.9%
84,990	@@	ACE Ltd.	3,433,596
291,905	@@, L	Assured Guaranty Ltd.	1,976,197
1,766	@	Berkshire Hathaway, Inc. - Class B	4,980,120
			10,389,913
		Investment Companies: 0.8%
3,485,836	@@	Australian Infrastructure Fund	4,010,704
			4,010,704
		Lodging: 1.8%
480,475	@, L	Wynn Resorts Ltd.	9,595,086
			9,595,086
		Media: 11.0%
568,460	@, L	DIRECTV Group, Inc.	12,955,203
597,311	@, L	Liberty Global, Inc.	8,696,848
400,241	@	Liberty Global, Inc. - Series C	5,655,405
1,583,155	@	Liberty Media Corp. - Entertainment	31,583,942
			58,891,398
		Metal Fabricate/Hardware: 0.5%
1,301,240	@@	Bharat Forge Ltd.	2,517,142
			2,517,142
		Oil & Gas: 10.6%
1,529,095	@	Denbury Resources, Inc.	22,722,351
1,010,950	@	Forest Oil Corp.	13,293,993

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
163,350		Hess Corp.	$8,853,570
1,085,499	@	SandRidge Energy, Inc.	7,153,438
131,730	@	Ultra Petroleum Corp.	4,727,790
			56,751,142
		Packaging & Containers: 2.3%
853,805	@	Owens-Illinois, Inc.	12,328,944
			12,328,944
		Pharmaceuticals: 0.9%
103,980	@@	Novo Nordisk A/S ADR	4,988,960
			4,988,960
		Pipelines: 8.7%
590,566	@@	Enbridge, Inc.	17,026,550
723,359	@	Kinder Morgan Management, LLC	29,484,113
			46,510,663
		Real Estate: 7.9%
6,143,282	@@, S	CapitaLand Ltd.	9,419,993
1,198,420	@	CB Richard Ellis Group, Inc.	4,829,633
719,520	@@	Mitsubishi Estate Co., Ltd.	8,162,467
1,173,825	@, L	St. Joe Co.	19,649,831
			42,061,924
		Retail: 0.5%
48,036	@@	Pantaloon Retail India Ltd.	110,586
882,945	@@	Pantaloon Retail India Ltd.	2,824,640
			2,935,226
		Telecommunications: 2.3%
910,645		Corning, Inc.	12,084,259
			12,084,259
		Transportation: 1.9%
702,590	@@, L	Teekay Shipping Corp.	9,997,856
			9,997,856
		Total Common Stock
		(Cost $721,804,340)	457,157,132

REAL ESTATE INVESTMENT TRUSTS: 8.3%
		Diversified: 1.4%
221,226		Vornado Realty Trust	7,353,552
			7,353,552
		Forestry: 5.3%
975,035		Plum Creek Timber Co., Inc.	28,344,267
			28,344,267
		Mortgage: 0.0%
287,985	L	Gramercy Capital Corp.	279,345
			279,345
		Warehouse/Industrial: 1.6%
1,310,740	L	Prologis	8,519,810
			8,519,810
		Total Real Estate Investment Trusts
		(Cost $104,525,164)	44,496,974

MUTUAL FUNDS: 0.5%
		Commodity Fund: 0.5%
30,900	@	SPDR Gold Trust	2,789,652

		Total Mutual Funds
		(Cost $2,857,926)	2,789,652

Principal Amount			Value

CONVERTIBLE BONDS: 1.2%
		Real Estate: 1.2%
$4,897,000	C	Prologis, 2.250%, due 04/01/37	$2,674,986
4,950,000	C	Vornado Realty Trust, 2.850%, due 04/01/27	3,737,250

		Total Convertible Bonds
		(Cost $5,676,990)	6,412,236

		Total Long-Term Investments
		(Cost $834,864,420)	510,855,994
SHORT-TERM INVESTMENTS: 11.4%
		U.S. Government Agency Obligations: 1.0%
5,400,000	Z	Federal Home Loan Bank, 0.010%, due 04/01/09	5,399,998
		Total U.S. Government Agency Obligations
		(Cost $5,399,998)	5,399,998
		Securities Lending Collateral(cc): 10.4%
55,638,838		Bank of New York Mellon Corp. Institutional Cash Reserves	55,315,078
		Total Securities Lending Collateral
		(Cost $55,638,838)	55,315,078
		Total Short-Term Investments
		(Cost $61,038,836)	60,715,076

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Total Investments in Securities
	(Cost $895,903,256)*	107.2%	$571,571,070
	Other Assets and Liabilities - Net	(7.2)	(38,475,212)
	Net Assets	100.0%	$533,095,858

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
*	Cost for federal income tax purposes is $925,455,043.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation		$6,448,020
	Gross Unrealized Depreciation		(360,331,993)
	Net Unrealized Depreciation		$(353,883,973)

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$383,801,142	$—
Level 2- Other Significant Observable Inputs	187,769,928	(511,461)
Level 3- Significant Unobservable Inputs	—	—
Total	$571,571,070	$(511,461)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$29,424	Foreign Exchange Contracts	$540,885

Total	$29,424		$540,885

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Janus Contrarian Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Janus Contrarian Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 570,000	BUY	4/30/09	396,424	395,402	$(1,022)
Australian Dollar
AUD 395,000	BUY	4/30/09	276,073	274,007	(2,066)
Australian Dollar
AUD 425,000	BUY	4/30/09	297,362	294,817	(2,545)
Australian Dollar
AUD 575,000	BUY	4/30/09	395,580	398,871	3,291
British Pound
GBP 150,000	BUY	4/23/09	212,280	215,241	2,961
					$619
Australian Dollar
AUD 7,415,000	SELL	4/30/09	4,760,875	5,143,698	$(382,823)
British Pound
GBP 3,870,000	SELL	4/23/09	5,432,474	5,553,212	(120,738)
Singapore Dollar
SGD 475,000	SELL	4/23/09	306,967	312,108	(5,141)
Singapore Dollar
SGD 5,210,000	SELL	4/30/09	3,396,128	3,422,678	(26,550)
Singapore Dollar
SGD 5,600,000	SELL	5/14/09	3,701,990	3,678,818	23,172
					$(512,080)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.7%
		Brazil: 14.0%
184,836		Cia de Bebidas das Americas ADR	$8,825,919
2,911,392		Cia Vale do Rio Doce ADR	32,840,502
2,156,458		Petroleo Brasileiro SA ADR	52,833,221
			94,499,642
		Chile: 1.1%
216,596		Banco Santander Chile SA ADR	7,440,073
			7,440,073
		China: 7.9%
2,502,000	@, L	Anhui Conch Cement Co., Ltd.	13,820,737
10,224,500	L	China Merchants Bank Co., Ltd.	17,814,589
5,016,000	L	China National Building Material Co., Ltd.	7,422,933
1,414,500	L	Ping An Insurance Group Co. of China Ltd.	8,420,357
2,744,000	L	Tsingtao Brewery Co., Ltd.	5,951,446
			53,430,062
		Egypt: 1.8%
182,528		Orascom Construction Industries	4,366,293
1,695,888		Orascom Telecom Holding SAE	7,789,823
			12,156,116
		Hong Kong: 10.2%
4,756,000		China Mobile Ltd.	41,429,112
1,413,200		Esprit Holdings Ltd.	7,210,648
22,941,000		GOME Electrical Appliances Holdings Ltd.	2,308,722
5,734,000	L	Li & Fung Ltd.	13,442,265
2,012,000	L	Yue Yuen Industrial Holdings	4,595,481
			68,986,228
		Hungary: 0.4%
23,824		Richter Gedeon Nyrt	2,602,202
			2,602,202
		India: 12.1%
574,400		ACC Ltd. GDR	6,503,127
1,644,998		Ambuja Cements Ltd. GDR	2,289,015
357,686	L	HDFC Bank Ltd. ADR	21,793,808
654,542		Infosys Technologies Ltd. ADR	17,430,453
750,923		Reliance Capital Ltd.	5,246,215
24,579	#, L	Reliance Capital Ltd. GDR	171,232
563,498	#, L	Reliance Communication Ltd. GDR	1,941,983
443,331	#, L	Reliance Industries - Spons GDR	26,551,955
1		Tata Motors Ltd. ADR	5
			81,927,793
		Indonesia: 2.4%
13,162,000		Bank Rakyat Indonesia	4,797,418
282,717		Telekomunikasi Indonesia Tbk PT ADR	7,265,827
5,993,500		Unilever Indonesia Tbk PT	4,134,813
			16,198,058
		Israel: 2.0%
302,752		Teva Pharmaceutical Industries Ltd. ADR	13,638,978
			13,638,978
		Italy: 0.7%
250,239		Tenaris SA ADR	5,047,321
			5,047,321
		Malaysia: 1.2%
636,800		British American Tobacco Malaysia Bhd	7,952,813
			7,952,813
		Mexico: 7.5%
855,662		America Movil SA de CV - Series L ADR	23,171,327
541,413	@, L	Cemex SA de CV ADR	3,383,831
261,811		Fomento Economico Mexicano SA de CV ADR	6,600,255
1		Grupo Aeroportuario del Sureste SA de CV ADR	29
4,831,848	L	Grupo Financiero Banorte SA de CV	6,392,434
4,855,071	L	Wal-Mart de Mexico SA de CV	11,338,210
			50,886,086
		Russia: 1.4%
431,282	L	Mechel OAO ADR	1,798,446
8,375,428		Sberbank RF	5,168,552
398,341	L	Vimpel-Communications OAO ADR	2,605,150
			9,572,148
		South Africa: 11.5%
3,239,235		African Bank Investments Ltd.	8,617,825
2,808,527		FirstRand Ltd.	3,580,371
861,331		Impala Platinum Holdings Ltd.	14,414,650
996,815		Massmart Holdings Ltd.	7,328,564
1,810,170		MTN Group Ltd.	20,084,743
1,441,984		RMB Holdings Ltd.	3,132,153
699,625		Sasol Ltd.	20,280,585
			77,438,891

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		South Korea: 11.6%
134,969		Hyundai Mobis		$7,838,083
190,344		Hyundai Motor Co.		7,702,257
270,666		KT&G Corp.		14,939,932
2	#	KT&G Corp. GDR		55
36,920		Posco		9,838,417
60,707		Samsung Electronics Co., Ltd.		25,081,546
41,754		Shinsegae Co., Ltd.		13,113,721
				78,514,011
		Taiwan: 5.7%
5,275,138		HON HAI Precision Industry Co., Ltd.		11,936,578
920,000		President Chain Store Corp.		2,112,727
1,830,073		Taiwan Semiconductor Manufacturing Co., Ltd.		2,755,818
2,422,923		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		21,685,161
				38,490,284
		Turkey: 1.2%
873,797		Akbank TAS		2,567,494
949,169		Anadolu Efes Biracilik Ve Malt Sanayii A/S		5,854,584
1		Migros Turk TAS		7
				8,422,085
		Total Common Stock
		(Cost $798,949,610)		627,202,791
PREFERRED STOCK: 2.4%
		Brazil: 2.4%
1,469,021		Banco Itau Holding Financeira SA		16,211,634
		Total Preferred Stock
		(Cost $18,092,506)		16,211,634
		Total Long-Term Investments
		(Cost $817,042,116)		643,414,425

Principal Amount				Value
SHORT-TERM INVESTMENTS: 9.5%
		Securities Lending Collateral(cc): 9.5%
$64,749,335		Bank of New York Mellon Corp. Institutional Cash Reserves		$64,109,823
		Total Short-Term Investments
		(Cost $64,749,335)		64,109,823
		Total Investments in Securities
		(Cost $881,791,451)*	104.6%	$707,524,248
		Other Assets and Liabilities - Net	(4.6)	(31,253,540)
		Net Assets	100.0%	$676,270,708

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $906,840,381.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$38,862,223
		Gross Unrealized Depreciation		(238,178,356)
		Net Unrealized Depreciation		$(199,316,133)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Agriculture	3.4%
Apparel	0.7
Auto Manufacturers	1.1
Auto Parts & Equipment	1.2
Banks	11.7
Beverages	4.0
Building Materials	4.9
Computers	2.6
Distribution/Wholesale	2.0
Diversified Financial Services	2.7
Electronics	1.8
Engineering & Construction	0.6
Food	0.0
Household Products/Wares	0.6
Insurance	2.1
Iron/Steel	1.7
Metal Fabricate/Hardware	0.8
Mining	7.0
Oil & Gas	14.7
Pharmaceuticals	2.4
Retail	6.4
Semiconductors	7.3
Telecommunications	15.4
Short-Term Investments	9.5
Other Assets and Liabilities - Net	(4.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING JPMorgan Emerging Markets Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$271,207,996	$—
Level 2- Other Significant Observable Inputs	436,316,252	—
Level 3- Significant Unobservable Inputs	—	—
Total	$707,524,248	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.7%
		Advertising: 0.1%
22,900		Harte-Hanks, Inc.	$122,515
7,000	@	inVentiv Health, Inc.	57,120
			179,635
		Aerospace/Defense: 1.9%
11,700	@	Alliant Techsystems, Inc.	783,666
5,200		Curtiss-Wright Corp.	145,860
30,200	@	Esterline Technologies Corp.	609,738
5,200		Heico Corp.	126,360
11,900		Kaman Corp.	149,226
80,600	@	TransDigm Group, Inc.	2,646,904
4,400		Triumph Group, Inc.	168,080
			4,629,834
		Airlines: 0.6%
127,800	@	Hawaiian Holdings, Inc.	476,694
66,600	@	Republic Airways Holdings, Inc.	431,568
35,700		Skywest, Inc.	444,108
30,300	@	US Airways Group, Inc.	76,659
			1,429,029
		Apparel: 0.9%
9,300	@	Deckers Outdoor Corp.	493,272
89,800	@	Iconix Brand Group, Inc.	794,730
72,500	@	Maidenform Brands, Inc.	664,100
3,100		Oxford Industries, Inc.	19,127
44,600	@	Perry Ellis International, Inc.	154,316
7,500	@	Steven Madden Ltd.	140,850
			2,266,395
		Auto Manufacturers: 0.1%
49,300	@	Force Protection, Inc.	236,640
14,700		Wabash National Corp.	18,081
			254,721
		Auto Parts & Equipment: 0.1%
24,800	@	ATC Technology Corp.	277,760
			277,760
		Banks: 3.5%
3,300		1st Source Corp.	59,565
8,500		Ameris Bancorp.	40,035
1,800		Bancfirst Corp.	65,520
14,800	@@	Banco Latinoamericano de Exportaciones SA	138,676
13,600		Central Pacific Financial Corp.	76,160
15,600		City Holding Co.	425,724
42,600	L	Colonial BancGroup, Inc.	38,340
8,700		Columbia Banking System, Inc.	55,680
21,800	L	Community Bank System, Inc.	365,150
5,570		Community Trust Bancorp., Inc.	148,998
20,000		CVB Financial Corp.	132,600
15,100		East-West Bancorp., Inc.	69,007
5,000		Farmers Capital Bank Corp.	78,350
2,400		First Bancorp.	28,728
57,300	@@, L	First Bancorp. Puerto Rico	244,098
8,300		First Community Bancshares, Inc.	96,861
1,000		First Financial Bancorp.	9,530
1,800	L	First South Bancorp, Inc.	19,116
11,725		Glacier Bancorp., Inc.	184,200
3,963	L	Greene County Bancshares, Inc.	34,874
14,000		Hancock Holding Co.	437,920
35,000		Hanmi Financial Corp.	45,500
3,100		Heritage Commerce Corp.	16,275
25,425	S	IBERIABANK Corp.	1,168,025
15,730	L	International Bancshares Corp.	122,694
8,600		Lakeland Financial Corp.	165,034
3,200		MainSource Financial Group, Inc.	25,728
37,600		Nara Bancorp., Inc.	110,544
22,200	L	National Penn Bancshares, Inc.	184,260
8,600		NBT Bancorp., Inc.	186,104
8,600		Peoples Bancorp., Inc.	111,628
10,300		Prosperity Bancshares, Inc.	281,705
21,600	L	Provident Bankshares Corp.	152,280
2,400		Renasant Corp.	30,144
4,857		Republic Bancorp., Inc.	90,680
6,200	@@	Santander Bancorp.	48,856
2,900	L	Sierra Bancorp.	28,217
4,400		Simmons First National Corp.	110,836
6,300		Southside Bancshares, Inc.	119,070
21,800		Southwest Bancorp., Inc.	204,484
65,150		Sterling Bancshares, Inc.	426,081
21,300	L	Sterling Financial Corp.	44,091

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Banks (continued)
21,735		SY Bancorp., Inc.	$528,161
4,400		Trico Bancshares	73,656
27,600		Trustco Bank Corp.	166,152
12,400		UCBH Holdings, Inc.	18,724
11,200		West Coast Bancorp.	24,864
22,000	L	Westamerica Bancorp.	1,002,320
11,900		Wilshire Bancorp., Inc.	61,404
			8,296,649
		Beverages: 0.8%
53,200	@	Hansen Natural Corp.	1,915,200
			1,915,200
		Biotechnology: 3.0%
11,400	@	Acorda Therapeutics, Inc.	225,834
25,300	@	Alexion Pharmaceuticals, Inc.	952,798
31,300	@, @@, L	American Oriental Bioengineering, Inc.	120,818
12,600	@	Anadys Pharmaceuticals, Inc.	85,554
25,000	@	Arena Pharmaceuticals, Inc.	75,250
16,500	@, L	Cell Genesys, Inc.	4,783
40,900	@	Cytokinetics, Inc.	69,530
4,900	@	Enzo Biochem, Inc.	19,698
11,200	@	Exelixis, Inc.	51,520
55,600	@, L	Halozyme Therapeutics, Inc.	303,576
3,100	@	Idera Pharmaceuticals, Inc.	20,057
17,500	@, L	InterMune, Inc.	287,700
13,100	@	Maxygen, Inc.	89,080
70,800	@, S	Myriad Genetics, Inc.	3,219,276
13,700	@	OSI Pharmaceuticals, Inc.	524,162
47,400	@, @@	Protalix BioTherapeutics, Inc.	94,800
7,100	@	Regeneron Pharmaceuticals, Inc.	98,406
45,600	@	Seattle Genetics, Inc.	449,616
7,300	@	United Therapeutics Corp.	482,457
			7,174,915
		Building Materials: 0.8%
164,100		Comfort Systems USA, Inc.	1,701,717
21,000		Gibraltar Industries, Inc.	99,120
22,850		Quanex Building Products Corp.	173,660
2,900	@, L	Trex Co., Inc.	22,127
14,100	@	US Concrete, Inc.	28,200
			2,024,824
		Chemicals: 0.9%
10,100		Aceto Corp.	60,196
22,600		Airgas, Inc.	764,106
6,500		Balchem Corp.	163,345
21,800		HB Fuller Co.	283,400
33,800		Innophos Holdings, Inc.	381,264
7,100	@	Intrepid Potash, Inc.	130,995
70,200	@	PolyOne Corp.	162,162
35,300		Spartech Corp.	86,838
14,500	@	WR Grace & Co.	91,640
8,100		Zep, Inc.	82,863
			2,206,809
		Commercial Services: 6.0%
26,400		Advance America Cash Advance Centers, Inc.	44,616
137,200	@	AMN Healthcare Services, Inc.	699,720
92,513	@	Brink’s Home Security Holdings, Inc.	2,090,794
28,100	@	Cenveo, Inc.	91,325
22,900	@, L	Consolidated Graphics, Inc.	291,288
50,300	@	CoStar Group, Inc.	1,521,575
93,600		Deluxe Corp.	901,368
51,828	@	Dollar Financial Corp.	493,403
8,000	@	DynCorp International, Inc.	106,640
9,200	@	Emergency Medical Services Corp.	288,788
15,000	@	Gartner, Inc.	165,150
26,800	@	Geo Group, Inc.	355,100
5,200	@	Global Cash Access, Inc.	19,864
8,900	@	Hackett Group, Inc.	17,978
14,800		Heidrick & Struggles International, Inc.	262,552
106,300	@	Hudson Highland Group, Inc.	117,993
51,900		Interactive Data Corp.	1,290,234
3,200	@	Kendle International, Inc.	67,072
47,400	@	Kforce, Inc.	333,222
25,100	@	Korn/Ferry International	227,406
50,300	@, L	Morningstar, Inc.	1,717,745
10,000	@	Navigant Consulting, Inc.	130,700
3,100	@, @@	Net 1 UEPS Technologies, Inc.	47,151
1,400	@	PRG-Schultz International, Inc.	3,976
69,900	@, S	Rent-A-Center, Inc.	1,353,963
192,552	@, L	SuccessFactors, Inc.	1,469,172
26,500	@	TrueBlue, Inc.	218,625
12,000	@	Valassis Communications, Inc.	18,840
			14,346,260

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Computers: 1.9%
14,900	@	CACI International, Inc.	$543,701
69,200	@	Ciber, Inc.	188,916
11,300	@	COMSYS IT Partners, Inc.	24,973
4,400	@	Electronics for Imaging	43,120
6,000		iGate Corp.	19,440
15,700		Imation Corp.	120,105
16,600	@	Insight Enterprises, Inc.	50,796
3,200	@	Integral Systems, Inc.	27,520
5,800	@	Manhattan Associates, Inc.	100,456
11,300	@	Mentor Graphics Corp.	50,172
127,700	@	Micros Systems, Inc.	2,394,375
4,900	@	NCI, Inc.	127,400
7,500	@	Netscout Systems, Inc.	53,331
9,300	@, L	Palm, Inc.	80,166
31,600	@	Perot Systems Corp.	407,008
24,900	@	Silicon Storage Technology, Inc.	41,085
12,700	@, L	Synaptics, Inc.	339,852
			4,612,416
		Distribution/Wholesale: 1.8%
2,700	@	Brightpoint, Inc.	11,686
17,500	@	Fossil, Inc.	274,750
50,900	@	MWI Veterinary Supply, Inc.	1,449,632
30,000		Owens & Minor, Inc.	993,900
100,850	L	Pool Corp.	1,351,390
8,500	@	United Stationers, Inc.	238,680
			4,320,038
		Diversified Financial Services: 3.3%
147,405		Calamos Asset Management, Inc.	709,018
8,200	@	Encore Capital Group, Inc.	37,146
47,951		Evercore Partners, Inc.	740,843
10,700		Financial Federal Corp.	226,626
33,100	@	Interactive Brokers Group, Inc.	533,903
56,800	@, L	KBW, Inc.	1,155,880
48,400	@	Knight Capital Group, Inc.	713,416
21,800	@	LaBranche & Co., Inc.	81,532
8,800		National Financial Partners Corp.	28,160
10,100	@	Nelnet, Inc.	89,284
48,600	@	Ocwen Financial Corp.	555,498
177,000		OptionsXpress Holdings, Inc.	2,012,490
100		Pacific Continental Corp.	1,197
6,500		Pzena Investment Management, Inc.	12,415
37,100		SWS Group, Inc.	576,163
1,100		US Global Investors, Inc.	5,357
27,300	@, L	World Acceptance, Corp.	466,830
			7,945,758
		Electric: 1.8%
8,900		Black Hills Corp.	159,221
43,400	@	El Paso Electric Co.	611,506
70,400		NorthWestern Corp.	1,512,192
7,900	@	Pike Electric Corp.	73,075
45,400		Portland General Electric Co.	798,586
11,400		Unisource Energy Corp.	321,366
55,300		Westar Energy, Inc.	969,409
			4,445,355
		Electrical Components & Equipment: 0.5%
4,200	@	Advanced Energy Industries, Inc.	31,626
5,400	@, L	American Superconductor Corp.	93,474
12,500	@, L	Energy Conversion Devices, Inc.	165,875
10,000	@, L	Evergreen Solar, Inc.	21,300
96,200	@	GrafTech International Ltd.	592,592
51,800		Insteel Industries, Inc.	360,528
			1,265,395
		Electronics: 0.6%
30,150	@	Benchmark Electronics, Inc.	337,680
10,300	@	Checkpoint Systems, Inc.	92,391
21,700		CTS Corp.	78,337
11,500	@	FEI Co.	177,445
7,800		Methode Electronics, Inc.	27,924
5,200	@	Multi-Fineline Electronix, Inc.	87,568
17,300	@	Plexus Corp.	239,086
72,400	@	Sanmina-SCI Corp.	22,082
16,700		Technitrol, Inc.	28,557
33,300	@	TTM Technologies, Inc.	193,140
4,500		Watts Water Technologies, Inc.	88,020
7,200	@	Zygo Corp.	33,048
			1,405,278
		Energy - Alternate Sources: 0.3%
81,700	@, L	GT Solar International, Inc.	542,488
10,200	@	Headwaters, Inc.	32,028
41,500	@, L	Quantum Fuel Systems Technologies Worldwide, Inc.	33,200
			607,716
		Engineering & Construction: 0.3%
4,400	@	EMCOR Group, Inc.	75,548
44,200	@	Perini Corp.	543,660
			619,208

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Entertainment: 0.9%
138,800		Cinemark Holdings, Inc.	$1,303,332
7,300	@	Rick’s Cabaret International, Inc.	33,142
268,812	@	Shuffle Master, Inc.	771,490
			2,107,964
		Environmental Control: 1.2%
4,200	@, L	Metalico, Inc.	7,140
107,750	@	Waste Connections, Inc.	2,769,175
			2,776,315
		Food: 2.3%
185,100		B&G Foods, Inc.	962,520
5,800		Cal-Maine Foods, Inc.	129,862
30,300	@	Chiquita Brands International, Inc.	200,889
9,400		Flowers Foods, Inc.	220,712
60,500	@, @@, S	Fresh Del Monte Produce, Inc.	993,410
12,900	S	Nash Finch Co.	362,361
4,700	@	Ralcorp Holdings, Inc.	253,236
20,800		Spartan Stores, Inc.	320,528
11,900	@	TreeHouse Foods, Inc.	342,601
187,388	@	Winn-Dixie Stores, Inc.	1,791,429
			5,577,548
		Forest Products & Paper: 0.0%
18,300	@	Buckeye Technologies, Inc.	38,979
130,000	@	Xerium Technologies, Inc.	87,100
			126,079
		Gas: 2.5%
72,800		Atmos Energy Corp.	1,683,136
25,300		Laclede Group, Inc.	986,194
22,950		New Jersey Resources Corp.	779,841
51,000		Northwest Natural Gas Co.	2,214,420
11,100		WGL Holdings, Inc.	364,080
			6,027,671
		Hand/Machine Tools: 0.5%
36,300	S	Regal-Beloit Corp.	1,112,232
			1,112,232
		Healthcare - Products: 4.4%
11,900	@	Cantel Medical Corp.	153,153
26,300	@	Conmed Corp.	378,983
22,800	@, L	Electro-Optical Sciences, Inc.	99,180
13,200	@	Greatbatch, Inc.	255,420
4,900	@	Haemonetics Corp.	269,892
32,200	@	Hanger Orthopedic Group, Inc.	426,650
55,600	@, L	Idexx Laboratories, Inc.	1,922,648
800	@, L	Integra LifeSciences Holdings Corp.	19,784
52,000		Invacare Corp.	833,560
96,000	@	Natus Medical, Inc.	816,960
5,100	@	Palomar Medical Technologies, Inc.	37,026
230,200	@, L	PSS World Medical, Inc.	3,303,371
18,400	@	Quidel Corp.	169,648
43,100		Steris Corp.	1,003,368
31,800	@	Thoratec Corp.	816,942
			10,506,585
		Healthcare - Services: 1.6%
42,000	@	Alliance Imaging, Inc.	285,600
11,900	@, L	Amedisys, Inc.	327,131
25,600	@	AMERIGROUP Corp.	705,024
27,400	@	Centene Corp.	493,748
39,700	@	Coventry Health Care, Inc.	513,718
50,200	@, S	Gentiva Health Services, Inc.	763,040
13,600	@	Healthsouth Corp.	120,768
4,700	@	Healthspring, Inc.	39,339
17,300	@	Psychiatric Solutions, Inc.	272,129
16,300	@	Res-Care, Inc.	237,328
6,800	@	US Physical Therapy, Inc.	65,824
			3,823,649
		Holding Companies - Diversified: 0.0%
5,200		Compass Diversified Trust	46,384
			46,384
		Home Builders: 0.0%
37,900	@	Champion Enterprises, Inc.	18,192
			18,192
		Home Furnishings: 0.1%
13,300		Hooker Furniture Corp.	112,252
34,100	L	Tempur-Pedic International, Inc.	248,930
			361,182
		Household Products/Wares: 2.0%
54,900	@	Central Garden & Pet Co.	412,848
174		CSS Industries, Inc.	2,958
12,100		Ennis, Inc.	107,206
31,900	@	Helen of Troy Ltd.	438,625
134,681	@	Jarden Corp.	1,706,408
31,000	@	Prestige Brands Holdings, Inc.	160,580

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Household Products/Wares (continued)
45,000		Scotts Miracle-Gro Co.	$1,561,500
20,100		Tupperware Corp.	341,499
			4,731,624
		Insurance: 5.7%
66,300		American Equity Investment Life Holding Co.	275,808
22,351		American Physicians Capital, Inc.	914,603
12,200	@	Amerisafe, Inc.	186,904
8,891	@, @@	Argo Group International Holdings Ltd.	267,886
35,400	@@	Aspen Insurance Holdings Ltd.	795,084
13,000		Delphi Financial Group	174,980
133,494	@	eHealth, Inc.	2,137,239
39,600		Flagstone Reinsurance Holdings Ltd.	308,484
5,200	@	Hallmark Financial Services, Inc.	36,036
7,300		Horace Mann Educators Corp.	61,101
39,900		Meadowbrook Insurance Group, Inc.	243,390
400	@	Navigators Group, Inc.	18,872
33,300	@@	Platinum Underwriters Holdings Ltd.	944,388
68,600	@	PMA Capital Corp.	286,062
26,000	L	PMI Group, Inc.	16,120
105,700	@, L	ProAssurance Corp.	4,927,734
18,800		RLI Corp.	943,760
23,400		Safety Insurance Group, Inc.	727,272
13,000	@	SeaBright Insurance Holdings, Inc.	135,980
21,900		Selective Insurance Group	266,304
			13,668,007
		Internet: 3.0%
10,100	@	Art Technology Group, Inc.	25,755
14,300	@, @@	AsiaInfo Holdings, Inc.	240,955
17,800	@	Avocent Corp.	216,092
11,100	@	Blue Coat Systems, Inc.	133,311
29,400	@	comScore, Inc.	355,446
35,833	@	Cybersource Corp.	530,687
351,911	@	Dice Holdings, Inc.	978,313
4,200	@	Digital River, Inc.	125,244
109,300	@	Earthlink, Inc.	718,101
21,300	@	eResearch Technology, Inc.	112,038
11,200	@	j2 Global Communications, Inc.	245,168
227,456	@	Liquidity Services, Inc.	1,589,917
600	L	Nutri/System, Inc.	8,562
16,400	@	Perficient, Inc.	88,560
12,300	@	TeleCommunication Systems, Inc.	112,791
3,300	@	thinkorswim Group, Inc.	28,512
201,648	@, L	Travelzoo, Inc.	1,272,399
81,853		United Online, Inc.	365,064
			7,146,915
		Investment Companies: 0.0%
10,117		Kohlberg Capital Corp.	30,958
6,715		Patriot Capital Funding, Inc.	12,288
			43,246
		Iron/Steel: 0.0%
11,400	@, @@, L	Sutor Technology Group, Ltd.	15,960
			15,960
		Machinery - Diversified: 1.2%
70,575	S	Applied Industrial Technologies, Inc.	1,190,600
5,500		Cascade Corp.	96,965
6,500	@	Chart Industries, Inc.	51,220
29,300	@	Columbus McKinnon Corp.	255,496
2,300	@	Intevac, Inc.	11,983
5,600	@, L	Middleby Corp.	181,608
900	@	Presstek, Inc.	1,863
42,400	S	Wabtec Corp.	1,118,512
			2,908,247
		Media: 0.0%
8,800		Belo Corp.	5,368
27,600	@, L	Cumulus Media, Inc.	27,876
6,100	@	Lin TV Corp.	6,832
12,500	L	McClatchy Co.	6,125
			46,201
		Metal Fabricate/Hardware: 1.2%
25,900		CIRCOR International, Inc.	583,268
43,400		Commercial Metals Co.	501,270
32,600		Kaydon Corp.	890,958
52,291	@	RBC Bearings, Inc.	799,006
			2,774,502
		Mining: 1.0%
41,100		Compass Minerals International, Inc.	2,316,807
			2,316,807
		Miscellaneous Manufacturing: 2.4%
25,600	L	Acuity Brands, Inc.	577,024
8,900		AO Smith Corp.	224,102
62,200		Aptargroup, Inc.	1,936,908
23,900		Barnes Group, Inc.	255,491
47,500	@	Ceradyne, Inc.	861,175

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
48,900	@	EnPro Industries, Inc.	$836,190
27,100		Koppers Holdings, Inc.	393,492
16,000		Movado Group, Inc.	120,640
30,700		Myers Industries, Inc.	188,498
8,800	@	Polypore International, Inc.	35,376
167,800		Reddy Ice Holdings, Inc.	246,666
			5,675,562
		Office Furnishings: 0.3%
29,500		Herman Miller, Inc.	314,470
3,000	L	HNI, Corp.	31,200
49,200		Knoll, Inc.	301,596
			647,266
		Oil & Gas: 2.0%
2,100		APCO Argentina, Inc.	23,142
2,900	@	Clayton Williams Energy, Inc.	84,796
33,700	@	Concho Resources, Inc.	862,383
82,700	@	Endeavour International Corp.	71,949
39,500	@	EXCO Resources, Inc.	409,275
2,300	@	FX Energy, Inc.	6,394
10,800	@	Georesources, Inc.	72,576
126,300	@, @@, L	Gran Tierra Energy, Inc.	317,013
75,300	@, L	McMoRan Exploration Co.	353,910
12,400	@	Northern Oil And Gas, Inc.	44,640
48,300	@	Parker Drilling Co.	88,872
36,500		Penn Virginia Corp.	400,770
38,600	@	Southwestern Energy Co.	1,146,034
42,700		St. Mary Land & Exploration Co.	564,921
11,800	@	Swift Energy Co.	86,140
7,900	@, L	Toreador Resources Corp.	19,829
46,400	@	Vaalco Energy, Inc.	245,456
			4,798,100
		Oil & Gas Services: 1.2%
32,400	@	Allis-Chalmers Energy, Inc.	62,532
9,000	@	Basic Energy Services, Inc.	58,230
73,200	@, L	Exterran Holdings, Inc.	1,172,664
33,100	@	FMC Technologies, Inc.	1,038,347
6,700		Lufkin Industries, Inc.	253,796
8,300	@	Matrix Service Co.	68,226
38,600	@	Newpark Resources	97,658
8,500	@	T-3 Energy Services, Inc.	100,130
			2,851,583
		Packaging & Containers: 3.4%
88,900	@	Crown Holdings, Inc.	2,020,697
45,800	S	Rock-Tenn Co.	1,238,890
94,500		Silgan Holdings, Inc.	4,965,030
			8,224,617
		Pharmaceuticals: 3.3%
23,600	@	Alkermes, Inc.	286,268
3,000	@, L	Auxilium Pharmaceuticals, Inc.	83,160
11,900	@, @@	Cardiome Pharma Corp.	34,867
106,300	@	Catalyst Health Solutions, Inc.	2,106,866
19,700	@, @@, L	China Sky One Medical, Inc.	226,550
27,800	@	Cypress Bioscience, Inc.	197,658
35,800	@	Medarex, Inc.	183,654
21,500	@, L	Medivation, Inc.	392,805
8,100	@	Onyx Pharmaceuticals, Inc.	231,255
5,600	@, L	Optimer Pharmaceuticals, Inc.	73,864
9,900	@	Par Pharmaceutical Cos., Inc.	93,753
18,100	@	Pharmasset, Inc.	177,561
143,460	@	PharMerica Corp.	2,387,174
11,800	@	Progenics Pharmaceuticals, Inc.	77,762
25,100	@	Rigel Pharmaceuticals, Inc.	154,114
4,100	@	Salix Pharmaceuticals Ltd.	38,950
25,372	@	Sucampo Pharmaceuticals, Inc.	155,530
25,200	@, L	Theravance, Inc.	428,400
12,700	@	ULURU, Inc.	2,286
13,100	@, L	Valeant Pharmaceuticals International	233,049
16,700	@	Xenoport, Inc.	323,312
			7,888,838
		Real Estate: 0.5%
8,700	@	Forestar Real Estate Group, Inc.	66,555
245,900	@	HFF, Inc.	491,800
27,400		Jones Lang LaSalle, Inc.	637,324
			1,195,679
		Retail: 4.0%
18,450	@	Aeropostale, Inc.	490,032
31,050		Brown Shoe Co., Inc.	116,438
14,750	L	Buckle, Inc.	470,968
11,800		Casey’s General Stores, Inc.	314,588
60,300	S	Cash America International, Inc.	944,298
20,000	@	CEC Entertainment, Inc.	517,600
10,000	@	Childrens Place Retail Stores, Inc.	218,900
33,600	@	Collective Brands, Inc.	327,264

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Retail (continued)
7,500		Cracker Barrel Old Country Store	$214,800
111,200	@	Denny’s Corp.	185,704
21,300	@	Einstein Noah Restaurant Group, Inc.	124,179
23,600	@	Ezcorp, Inc.	273,052
39,900		Finish Line	264,138
8,800	@	First Cash Financial Services, Inc.	131,296
17,900	@, S	Gymboree Corp.	382,165
14,300	@	HOT Topic, Inc.	160,017
36,400	@	Jack in the Box, Inc.	847,756
26,400	@	JoS. A Bank Clothiers, Inc.	734,184
5,500	@	Pantry, Inc.	96,855
81,000	@	Papa John’s International, Inc.	1,852,470
25,700	@	Sally Beauty Holdings, Inc.	145,976
5,500	@	Steinway Musical Instruments	65,835
207,700	@	Wet Seal, Inc.	697,872
			9,576,387
		Savings & Loans: 0.6%
80,137		First Niagara Financial Group, Inc.	873,493
8,500	@, L	Guaranty Financial Group, Inc.	8,925
7,300		OceanFirst Financial Corp.	74,606
36,600		Westfield Financial, Inc.	322,080
9,500		WSFS Financial Corp.	212,420
			1,491,524
		Semiconductors: 2.2%
2,100	@	Actel Corp.	21,252
94,900	@, L	Amkor Technology, Inc.	254,332
14,400	@	Anadigics, Inc.	29,808
9,900	@	Applied Micro Circuits Corp.	48,114
69,500	@	Cirrus Logic, Inc.	261,320
-	@	Diodes, Inc.	—
2,200	@	DSP Group, Inc.	9,504
50,600	@	Emulex Corp.	254,518
56,730	@	Entegris, Inc.	48,788
19,500		IXYS Corp.	157,170
40,900	@	Kulicke & Soffa Industries, Inc.	107,158
11,900	@	Lattice Semiconductor Corp.	16,422
5,600	@	Macrovision Solutions Corp.	99,624
31,600		Micrel, Inc.	222,464
10,700	@	Microsemi Corp.	124,120
30,200	@	MIPS Technologies, Inc.	88,486
10,800	@	MKS Instruments, Inc.	158,436
114,300	@	PMC - Sierra, Inc.	729,234
16,700	@	Semtech Corp.	222,945
32,800	@	Silicon Image, Inc.	78,720
160,200	@, S	Skyworks Solutions, Inc.	1,291,212
35,800	@	Standard Microsystems Corp.	665,880
1,300	@	Supertex, Inc.	30,030
33,600	@	Techwell, Inc.	212,016
7,527	@	Tessera Technologies, Inc.	100,636
26,200	@	Triquint Semiconductor, Inc.	64,714
			5,296,903
		Software: 6.9%
2,573	@	Actuate Corp.	7,873
33,700		Acxiom Corp.	249,380
8,500	@	Ariba, Inc.	74,205
282,775	@	Aspen Technology, Inc.	1,976,597
68,200	@	Blackboard, Inc.	2,164,668
14,000	@	CSG Systems International	199,920
62,800	@	Deltek, Inc.	271,924
7,451	@	DemandTec, Inc.	65,196
3,200	@	Digi International, Inc.	24,544
12,600	@	Epicor Software Corp.	48,006
15,100	@	infoGROUP, Inc.	62,816
17,100	@	Informatica Corp.	226,746
73,800	@	JDA Software Group, Inc.	852,390
14,900	@	Mantech International Corp.	624,310
9,500	@	MedAssets, Inc.	135,375
96,095	@	Monotype Imaging Holdings, Inc.	359,395
45,900	@	MSCI, Inc. - Class A	776,169
109,900	@, L	NetSuite, Inc.	1,237,474
128,200	@	Nuance Communications, Inc.	1,392,252
94,300	@	Omnicell, Inc.	737,426
63,000	@	Opentv Corp. - Class A	95,130
41,760	@	Parametric Technology Corp.	416,765
3,200		Pegasystems, Inc.	59,424
15,300	@	Progress Software Corp.	265,608
21,400	@	Quest Software, Inc.	271,352
17,400	@	Smith Micro Software, Inc.	91,002
106,800	@	Solera Holdings, Inc.	2,646,504
4,100	@	SPSS, Inc.	116,563
38,400	@, S	Sybase, Inc.	1,163,136
			16,612,150

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Telecommunications: 5.9%
118,000	@	3Com Corp.	$364,620
12,300	@	Adaptec, Inc.	29,520
57,400	@	Anixter International, Inc.	1,818,432
87,920	@	Arris Group, Inc.	647,970
11,700		Black Box Corp.	276,237
120,370	@	Cbeyond, Inc.	2,266,567
55,400	@	Centennial Communications Corp.	457,604
203,900	@	Cincinnati Bell, Inc.	468,970
14,800	@	Comtech Telecommunications	366,596
883	@	Extreme Networks	1,342
23,400	@	Finisar Corp.	10,296
29,100	@	Harmonic, Inc.	189,150
16,500	@	Harris Stratex Networks, Inc.	63,525
5,477	@	Hypercom Corp.	5,258
31,400	@	Mastec, Inc.	379,626
30,600	@	MRV Communications, Inc.	9,486
12,500	@	Netgear, Inc.	150,625
78,367	@	Neutral Tandem, Inc.	1,928,612
109,000		NTELOS Holdings Corp.	1,977,260
19,200		Plantronics, Inc.	231,744
16,300	@	Polycom, Inc.	250,857
99,200	@, S	Premier Global Services, Inc.	874,944
12,000	@	Sonus Networks, Inc.	18,840
35,600	@	Symmetricom, Inc.	124,600
60,800	@, S	Syniverse Holdings, Inc.	958,208
19,300	@	Tekelec	255,339
6,300	@	Utstarcom, Inc.	4,914
63,200	@, L	Virgin Media, Inc.	81,528
			14,212,670
		Textiles: 0.2%
14,200		Unifirst Corp.	395,328
			395,328
		Toys/Games/Hobbies: 0.6%
75,300	@, S	Jakks Pacific, Inc.	929,955
13,300	@	Marvel Entertainment, Inc.	353,115
21,100	@	RC2 Corp.	111,197
			1,394,267
		Transportation: 2.4%
25,300		Arkansas Best Corp.	481,206
9,500	@	Atlas Air Worldwide Holdings, Inc.	164,825
46,500		Forward Air Corp.	754,695
39,600	@	Gulfmark Offshore, Inc.	944,856
77,000	L	Horizon Lines, Inc.	233,310
22,200	@	HUB Group, Inc.	377,400
39,000		Knight Transportation, Inc.	591,240
22,200		Knightsbridge Tankers Ltd.	323,010
48,800		Landstar System, Inc.	1,633,336
3,700	@	Marten Transport Ltd.	69,116
16,200		Pacer International, Inc.	56,700
22,900	@, L	YRC Worldwide, Inc.	102,821
			5,732,515
		Total Common Stock
		(Cost $338,569,930)	222,351,894
REAL ESTATE INVESTMENT TRUSTS: 3.5%
		Apartments: 0.8%
6,677		American Campus Communities, Inc.	115,913
35,800		Associated Estates Realty Corp.	203,344
6,500		Home Properties, Inc.	199,225
47,100		Mid-America Apartment Communities, Inc.	1,452,093
			1,970,575
		Diversified: 0.3%
172,300	S	Lexington Realty Trust	410,074
6,100		Mission West Properties	39,040
10,000		PS Business Parks, Inc.	368,500
			817,614
		Health Care: 0.5%
33,000		Omega Healthcare Investors, Inc.	464,640
57,200		Senior Housing Properties Trust	801,944
			1,266,584
		Hotels: 0.0%
15,000		Ashford Hospitality Trust, Inc.	23,100
24,300		Hersha Hospitality Trust	46,170
5,600		LaSalle Hotel Properties	32,704
37,700		Strategic Hotel Capital, Inc.	26,013
			127,987
		Mortgage: 0.5%
60,200	L	Anthracite Capital, Inc.	20,468
19,100		Capstead Mortgage Corp.	205,134
153,400		MFA Mortgage Investments, Inc.	901,992
60,872	L	Northstar Realty Finance Corp.	141,223
9,900	L	RAIT Investment Trust	12,078
			1,280,895

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Office Property: 0.5%
6,400		BioMed Realty Trust, Inc.	$43,328
75,297		Franklin Street Properties Corp.	926,153
47,000	@, L	Maguire Properties, Inc.	33,840
12,600		Parkway Properties, Inc.	129,780
			1,133,101
		Regional Malls: 0.1%
24,800		Glimcher Realty Trust	34,720
28,700	L	Pennsylvania Real Estate Investment Trust	101,885
			136,605
		Shopping Centers: 0.1%
6,100		Saul Centers, Inc.	140,117
			140,117
		Single Tenant: 0.3%
46,000		National Retail Properties, Inc.	728,640
			728,640
		Warehouse/Industrial: 0.4%
119,700		DCT Industrial Trust, Inc.	379,449
17,200		EastGroup Properties, Inc.	482,804
			862,253
		Total Real Estate Investment Trusts
		(Cost $18,651,979)	8,464,371

Principal Amount				Value
U.S. TREASURY OBLIGATIONS: 0.3%
		U.S. Treasury Notes: 0.3%
$675,000		3.125%, due 11/30/09		$686,892
		Total U.S. Treasury Obligations
		(Cost $685,289)		686,892
		Total Long-Term Investments
		(Cost $357,907,198)		231,503,157

Shares				Value
SHORT-TERM INVESTMENTS: 11.5%
		Affiliated Mutual Fund: 3.5%
8,507,902		ING Institutional Prime Money Market Fund - Class I		$8,507,902
		Total Mutual Fund
		(Cost $8,507,902)		8,507,902

Principal Amount				Value
		Securities Lending Collateral(cc): 8.0%
$19,325,079		Bank of New York Mellon Corp. Institutional Cash Reserves		$19,100,825
		Total Securities Lending Collateral
		(Cost $19,325,079)		19,100,825
		Total Short-Term Investments
		(Cost $27,832,981)		27,608,727
		Total Investments in Securities
		(Cost $385,740,179)*	108.0%	$259,111,884
		Other Assets and Liabilities - Net	(8.0)	(19,130,892)
		Net Assets	100.0%	$239,980,992

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $388,593,254.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,932,478
		Gross Unrealized Depreciation		(140,413,848)
		Net Unrealized Depreciation		$(129,481,370)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$239,324,167	$265,504
Level 2- Other Significant Observable Inputs	19,787,717	—
Level 3- Significant Unobservable Inputs	—	—
Total	$259,111,884	$265,504

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$265,504	Equity Contracts	$—

Total	$265,504		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written ptions are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING JPMorgan Small Cap Core Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING JPMorgan Small Cap Core Equity Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
Russell 2000 Mini Index	84	06/19/09	$265,504
			$265,504

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.4%
		Aerospace/Defense: 0.6%
14,880		Boeing Co.	$529,430
16,345		United Technologies Corp.	702,508
			1,231,938
		Agriculture: 0.5%
63,495		Altria Group, Inc.	1,017,190
			1,017,190
		Apparel: 0.2%
10,770		Polo Ralph Lauren Corp.	455,033
			455,033
		Auto Parts & Equipment: 0.7%
134,125		Johnson Controls, Inc.	1,609,500
			1,609,500
		Banks: 13.1%
532,043		Bank of America Corp.	3,628,533
114,310		Capital One Financial Corp.	1,399,154
292,565		Citigroup, Inc.	740,189
67,040		Goldman Sachs Group, Inc.	7,107,581
177,065		Keycorp	1,393,502
218,815		Morgan Stanley	4,982,418
93,680		State Street Corp.	2,883,470
97,150		US Bancorp.	1,419,362
320,746		Wells Fargo & Co.	4,567,423
			28,121,632
		Beverages: 1.0%
49,685		Coca-Cola Co.	2,183,656
			2,183,656
		Biotechnology: 0.8%
26,835	@	Celgene Corp.	1,191,474
9,240	@	Gilead Sciences, Inc.	427,997
			1,619,471
		Chemicals: 1.2%
29,870		Air Products & Chemicals, Inc.	1,680,188
94,280		Dow Chemical Co.	794,780
			2,474,968
		Coal: 0.5%
23,385		Consol Energy, Inc.	590,237
23,385		Peabody Energy Corp.	585,560
			1,175,797
		Commercial Services: 0.8%
158,905	@	Hertz Global Holdings, Inc.	624,497
5,365	@	ITT Educational Services, Inc.	651,418
14,580		McKesson Corp.	510,883
			1,786,798
		Computers: 1.1%
49,030		Hewlett-Packard Co.	1,571,902
52,360	@	NetApp, Inc.	777,022
			2,348,924
		Cosmetics/Personal Care: 2.8%
126,895		Procter & Gamble Co.	5,975,486
			5,975,486
		Diversified Financial Services: 1.8%
147,185		CIT Group, Inc.	419,477
420,685	@	SLM Corp.	2,082,391
105,960	@	TD Ameritrade Holding Corp.	1,463,308
			3,965,176
		Electric: 5.3%
94,250		American Electric Power Co., Inc.	2,380,755
94,750		CMS Energy Corp.	1,121,840
73,685		Edison International	2,122,865
39,975		Exelon Corp.	1,814,465
190,920		NV Energy, Inc.	1,792,739
37,160		Pacific Gas & Electric Co.	1,420,255
22,340		Public Service Enterprise Group, Inc.	658,360
			11,311,279
		Electronics: 0.9%
36,810	@	Avnet, Inc.	644,543
117,630	@@	Tyco Electronics Ltd.	1,298,635
			1,943,178
		Entertainment: 0.4%
87,020		International Game Technology	802,324
			802,324
		Environmental Control: 0.3%
36,750		Republic Services, Inc.	630,263
			630,263
		Food: 3.8%
53,980		General Mills, Inc.	2,692,522
233,110		Safeway, Inc.	4,706,491
36,640		Sysco Corp.	835,392
			8,234,405

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Hand/Machine Tools: 0.5%
59,740		Kennametal, Inc.	$968,385
			968,385
		Healthcare - Products: 0.4%
24,015	@	Zimmer Holdings, Inc.	876,548
			876,548
		Healthcare - Services: 2.5%
58,550		Aetna, Inc.	1,424,522
106,600	@	WellPoint, Inc.	4,047,602
			5,472,124
		Insurance: 5.1%
66,455	@@	ACE Ltd.	2,684,782
75,690		Assurant, Inc.	1,648,528
21,900		Metlife, Inc.	498,663
632,665		MGIC Investment Corp.	898,384
31,480		Prudential Financial, Inc.	598,750
37,215	@@	RenaissanceRe Holdings Ltd.	1,839,910
68,815		Travelers Cos., Inc.	2,796,642
			10,965,659
		Internet: 1.1%
2,895	@	Google, Inc. - Class A	1,007,634
96,675	@	Symantec Corp.	1,444,325
			2,451,959
		Leisure Time: 0.4%
19,705		Carnival Corp.	425,628
48,075		Royal Caribbean Cruises Ltd.	385,081
			810,709
		Machinery - Construction & Mining: 0.9%
88,498		Joy Global, Inc.	1,885,007
			1,885,007
		Media: 3.9%
269,370		News Corp. - Class A	1,783,229
68,296	@	Time Warner Cable	1,693,741
104,498		Time Warner, Inc.	2,016,818
156,865		Walt Disney Co.	2,848,668
			8,342,456
		Metal Fabricate/Hardware: 0.4%
13,920		Precision Castparts Corp.	833,808
			833,808
		Mining: 0.6%
32,945		Freeport-McMoRan Copper & Gold, Inc.	1,255,534
			1,255,534
		Miscellaneous Manufacturing: 2.5%
284,365		General Electric Co.	2,874,930
85,820		Honeywell International, Inc.	2,390,945
			5,265,875
		Oil & Gas: 14.4%
42,565		Anadarko Petroleum Corp.	1,655,353
37,270		Apache Corp.	2,388,634
71,415		Chevron Corp.	4,801,945
10,815		ConocoPhillips	423,515
25,580		Devon Energy Corp.	1,143,170
246,580		ExxonMobil Corp.	16,792,098
21,410		Hess Corp.	1,160,422
80,575		Marathon Oil Corp.	2,118,317
6,720		Occidental Petroleum Corp.	373,968
			30,857,422
		Oil & Gas Services: 0.8%
13,960		Baker Hughes, Inc.	398,558
36,475		Halliburton Co.	564,268
19,865		Schlumberger Ltd.	806,916
			1,769,742
		Packaging & Containers: 0.9%
42,530		Ball Corp.	1,845,802
			1,845,802
		Pharmaceuticals: 11.6%
75,110		Abbott Laboratories	3,582,747
34,540		Cardinal Health, Inc.	1,087,319
187,995		Merck & Co., Inc.	5,028,866
476,525		Pfizer, Inc.	6,490,270
191,235		Schering-Plough Corp.	4,503,584
97,055		Wyeth	4,177,247
			24,870,033
		Pipelines: 0.4%
83,600		Williams Cos., Inc.	951,368
			951,368
		Retail: 2.8%
14,535		Advance Auto Parts, Inc.	597,098
150,175		CVS Caremark Corp.	4,128,311
50,775		Macy’s, Inc.	451,898
49,550		Staples, Inc.	897,351
			6,074,658

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Semiconductors: 0.7%
20,600	@	Broadcom Corp.		$411,588
40,250	@	Lam Research Corp.		916,493
13,345		Xilinx, Inc.		255,690
				1,583,771
		Software: 1.1%
50,680		CA, Inc.		892,475
84,070		Microsoft Corp.		1,544,366
				2,436,841
		Telecommunications: 9.6%
24,570		AT&T, Inc.		619,164
196,190	@	Cisco Systems, Inc.		3,290,106
266,905		Corning, Inc.		3,541,829
424,285		Verizon Communications, Inc.		12,813,407
82,375		Virgin Media, Inc.		395,400
				20,659,906
		Transportation: 1.0%
61,415		Norfolk Southern Corp.		2,072,756
				2,072,756
		Total Common Stock
		(Cost $289,904,800)		209,137,381
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Diversified: 0.0%
233		Vornado Realty Trust		7,745
				7,745
		Mortgage: 0.5%
79,970		Annaly Capital Management, Inc.		1,109,184
				1,109,184
		Office Property: 0.3%
16,940		Alexandria Real Estate Equities, Inc.		616,616
				616,616
		Shopping Centers: 0.3%
93,405		Kimco Realty Corp.		711,746
				711,746
		Total Real Estate Investment Trusts
		(Cost $4,022,315)		2,445,291
		Total Long-Term Investments
		(Cost $293,927,115)		211,582,672
SHORT-TERM INVESTMENTS: 2.9%
		Affiliated Mutual Fund: 2.9%
6,164,175		ING Institutional Prime Money Market Fund - Class I		6,164,175
		Total Short-Term Investments
		(Cost $6,164,175)		6,164,175
		Total Investments in Securities
		(Cost $300,091,290)*	101.4%	$217,746,847
		Other Assets and Liabilities - Net	(1.4)	(3,047,060)
		Net Assets	100.0%	$214,699,787

	@	Non-income producing security
	@@	Foreign Issuer
	*	Cost for federal income tax purposes is $319,301,994.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,834,855
		Gross Unrealized Depreciation		(108,390,002)
		Net Unrealized Depreciation		$(101,555,147)

PORTFOLIO OF INVESTMENTS
ING JPMorgan Value Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$217,746,847	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$217,746,847	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 86.8%
		Australia: 6.2%
1,525,866		BHP Billiton Ltd.	$33,723,559
335,958		Foster’s Group Ltd.	1,181,515
2,551,254	L	Macquarie Airports Management Ltd.	3,220,725
747,613		Rio Tinto Ltd.	29,691,837
1,097,490		Telstra Corp., Ltd.	2,449,878
241,159		Woodside Petroleum Ltd.	6,423,557
201,719		Woolworths Ltd.	3,501,167
			80,192,238
		Austria: 0.7%
244,576	S	OMV AG	8,182,059
50,556		Telekom Austria AG	765,362
			8,947,421
		Belgium: 0.3%
116,367		Anheuser-Busch InBev NV	3,204,197
			3,204,197
		Brazil: 1.2%
1,125,263		Cia Vale do Rio Doce ADR	14,965,998
			14,965,998
		Canada: 1.8%
229,726		EnCana Corp.	9,401,857
322,983		Petro-Canada	8,676,582
38,996	@	Research In Motion Ltd.	1,679,558
344,423		Talisman Energy, Inc.	3,646,928
			23,404,925
		China: 1.1%
2,274,587	L	Beijing Capital International Airport Co., Ltd.	1,011,483
10,470,000		China Petroleum & Chemical Corp.	6,709,165
1,772,000		China Telecom Corp., Ltd.	731,933
7,764,000		PetroChina Co., Ltd.	6,194,070
			14,646,651
		Czech Republic: 1.4%
179,510	S	Komercni Banka A/S	18,080,287
			18,080,287
		Denmark: 0.4%
8,684		ALK-Abello A/S	454,025
95,190		Novo-Nordisk A/S	4,563,968
			5,017,993
		Finland: 0.7%
31,047		Kone OYJ	643,167
488,386		Nokia OYJ	5,711,893
109,147	L	Orion OYJ	1,579,469
129,364		Stora Enso OYJ (Euro Denominated Security)	458,237
67,406	L	UPM-Kymmene OYJ	389,031
			8,781,797
		France: 13.2%
17,522		Accor SA	609,828
82,502	L	ADP	4,392,404
84,254		Air Liquide	6,851,419
52,540		Alstom	2,724,534
30,681		BNP Paribas	1,265,795
37,624		Bouygues SA	1,344,497
88,340		Carrefour SA	3,446,149
43,146		Casino Guichard Perrachon SA	2,807,400
51,865		Cie de Saint-Gobain	1,453,209
18,814		Compagnie Generale des Etablissements Michelin	697,331
109,429		Credit Agricole SA	1,207,398
986,592		France Telecom SA	22,491,542
375,618		Gaz de France	12,881,695
494,366		Groupe Danone	24,057,640
9,288		L’Oreal SA	638,508
108,654		LVMH Moet Hennessy Louis Vuitton SA	6,818,232
65,238		Pernod-Ricard SA	3,635,694
20,339		PPR	1,303,942
52,460		Publicis Groupe	1,344,822
31,666		Renault SA	651,121
132,196		Sanofi-Aventis	7,419,009
50,825		Schneider Electric SA	3,380,205
31,256		Societe Generale	1,222,640
57,575	@	Suez Environnement SA	846,635
934,545	S	Total SA	46,212,806
191,013		Vinci SA	7,091,287
187,793		Vivendi	4,966,938
			171,762,680
		Germany: 7.3%
41,752		Adidas AG	1,385,722
257,908		BASF AG	7,855,877

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Germany (continued)
110,267		Bayer AG	$5,355,989
306,884		Bayerische Motoren Werke AG	8,815,577
183,038	L	DaimlerChrysler AG	4,691,480
184,706		Deutsche Post AG	1,992,696
440,286		Deutsche Telekom AG	5,465,054
298,292		E.ON AG	8,328,270
430,789	L	Fraport AG Frankfurt Airport Services Worldwide	13,787,477
59,486		Fresenius AG	2,259,886
18,019		Linde AG	1,223,936
64,816	L	MAN AG	2,812,616
18,140	L	Merck KGaA	1,598,696
10,385		Muenchener Rueckversicherungs AG	1,267,298
83,154		RWE AG	5,856,413
186,064		SAP AG	6,554,916
266,430		Siemens AG	15,291,760
71,389	@	UkrTelecom GDR	89,629
			94,633,292
		Greece: 0.1%
103,953		Hellenic Telecommunications Organization SA	1,558,224
			1,558,224
		Hong Kong: 1.6%
1,354,815	L	China Merchants Holdings International Co., Ltd.	3,118,539
929,000		China Mobile Ltd.	8,092,441
2,245,000		CNOOC Ltd.	2,255,908
160,200		Esprit Holdings Ltd.	817,397
3,216,098	I	GOME Electrical Appliances Holdings Ltd.	323,660
1,066,000		Hutchison Whampoa Ltd.	5,233,071
1,828,698		Shun TAK Holdings Ltd.	568,758
			20,409,774
		Hungary: 0.9%
1,415,321	@, L	OTP Bank Nyrt	11,924,666
			11,924,666
		Ireland: 2.1%
1,260,148	@	CRH PLC	27,420,565
			27,420,565
		Italy: 3.7%
1,301,834		Enel S.p.A.	6,242,654
2,055,247		ENI S.p.A.	39,794,270
74,762		Snam Rete Gas S.p.A.	401,147
1,616,982		Telecom Italia S.p.A.	2,084,671
			48,522,742
		Japan: 6.2%
28,816		Aisin Seiki Co., Ltd.	462,396
110,941	S	Canon, Inc.	3,234,133
205		Central Japan Railway Co.	1,155,958
29,100		Daikin Industries Ltd.	801,181
81,122		Denso Corp.	1,639,909
42,500		East Japan Railway Co.	2,215,704
41,900		Eisai Co., Ltd.	1,233,311
67,900		Fanuc Ltd.	4,644,158
465		Fuji Television Network, Inc.	522,654
303,220		Honda Motor Co., Ltd.	7,218,386
818,000		Itochu Corp.	4,036,031
246		KDDI Corp.	1,158,449
104,128		Komatsu Ltd.	1,152,360
49,829		Kubota Corp.	276,140
15,300		Kyocera Corp.	1,021,260
199,724		Matsushita Electric Industrial Co., Ltd.	2,204,716
616,900		Mitsubishi Corp.	8,178,076
301,286		Mitsubishi Electric Corp.	1,369,215
849,000		Mitsui & Co., Ltd.	8,649,010
107,000		NGK Insulators Ltd.	1,673,542
58,000		Nidec Corp.	2,610,855
15,786		Nintendo Co., Ltd.	4,617,907
24,500		Nippon Telegraph & Telephone Corp.	935,035
998		NTT DoCoMo, Inc.	1,359,710
56,207		Ricoh Co., Ltd.	679,650
30,600		Shin-Etsu Chemical Co., Ltd.	1,503,387
45,166		Sony Corp.	934,235
152,928		Suzuki Motor Corp.	2,572,181
37,700		Takeda Pharmaceutical Co., Ltd.	1,307,985
350,933	S	Toyota Motor Corp.	11,146,988
			80,514,522
		Luxembourg: 0.6%
379,624	L	ArcelorMittal	7,745,735
			7,745,735
		Mexico: 0.0%
146,492		Grupo Cementos Chihuahua	295,776
			295,776
		Netherlands: 6.3%
212,249		Heineken NV	6,029,416
470,875		Koninklijke Philips Electronics NV	6,969,980
287,837		Reed Elsevier NV	3,080,103

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
1,812,392		Royal Dutch Shell PLC	$40,432,867
708,079		Royal KPN NV	9,453,619
77,039		TNT NV	1,320,481
769,680		Unilever NV	15,163,627
			82,450,093
		New Zealand: 0.0%
65,726		Auckland International Airport Ltd.	64,124
			64,124
		Norway: 1.0%
754,811		Statoil ASA	13,209,723
			13,209,723
		Poland: 0.7%
132,593	S	Bank Pekao SA	3,193,067
950,682		Powszechna Kasa Oszczednosci Bank Polski SA	5,879,258
			9,072,325
		Portugal: 0.1%
383,349		Energias de Portugal SA	1,328,935
			1,328,935
		Romania: 0.0%
153,619		Romanian Bank for Development SA	300,948
			300,948
		Russia: 0.4%
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	160,680
115	I	Deutsche Bank AG, London (Pending Spin-off of Unified Energy Sys- REG S GDR)	21,343
48,070	@, #, I	Inter Rao Ues OAO GDR	127,593
15,985	@, #, I	Kusbassenergo OJSC GDR	19,800
56,850		Lukoil-Spon ADR	2,131,417
353,948		MMC Norilsk Nickel ADR	2,121,641
67,339	@, #, I	Mosenergo OAO - Spon GDR	88,277
221,260	@, #, I	OGK-1 OAO GDR	87,115
57,500	@, #, I	OGK-2 OAO GDR	47,483
70,834	@, #, I	OGK-3 OJSC GDR	47,004
67,045	@, #, I	OGK-6 OAO GDR	56,749
11,500,000	@, I	RAO Energy System of East OAO	21,850
173,050		Severstal GDR	559,961
143,870	@, #	Sistema-Hals GDR	71,935
87,860	@, #, I	Territorial Generating Co. 1 GDR	44,050
3,680	@, #, I	TGK-14 GDR	6,838
14,835	@, #, I	TGK-2 GDR	13,126
36,455	@, #, I	TGK-4 GDR	26,879
38,640	@, #, I	TGK-9 OAO GDR	22,792
38,410	@, #, I	Volga Territorial Generating Co. GDR	32,851
39,560	@, #, I	Yenisei Territorial - Spon GDR	17,676
			5,727,060
		South Korea: 2.5%
21,891		Hyundai Heavy Industries	3,134,192
86,857		Hyundai Motor Co.	3,514,662
46,231		KT&G Corp.	2,551,809
24,011		Posco	6,398,435
24,745		Samsung Electronics Co., Ltd.	10,223,580
9,898		Shinsegae Co., Ltd.	3,108,675
28,965	L	SK Telecom Co., Ltd.	4,028,923
			32,960,276
		Spain: 2.2%
350,822	@	EDP Renovaveis SA	2,865,461
321,749	@	Iberdrola Renovables	1,332,602
965,027		Iberdrola SA	6,770,636
195,133	L	Inditex SA	7,604,148
531,890		Telefonica SA	10,606,613
			29,179,460
		Sweden: 1.9%
362,921		Atlas Copco AB - Class A	2,725,095
111,615		Getinge AB	1,080,985
202,613	L	Hennes & Mauritz AB	7,595,990
1,083,720	L	Sandvik AB	6,208,034
62,131	L	Skanska AB	536,281
448,975		SKF AB - B Shares	3,886,334
178,738		Svenska Cellulosa AB - B Shares	1,356,566
226,320	L	TeliaSonera AB	1,088,532
			24,477,817
		Switzerland: 9.0%
750,451	@	ABB Ltd.	10,466,359
14,445		BKW FMB Energie AG	1,039,695
36,839		Compagnie Financiere Richemont SA	575,187
12,962		Flughafen Zuerich AG	2,333,585
2,275		Givaudan	1,177,524
42,354	S	Holcim Ltd.	1,508,596
1,222,059		Nestle SA	41,286,488
24,570	S	Nobel Biocare Holding AG	419,378
337,004		Novartis AG	12,750,063
55,852		Roche Holding AG	7,665,696
4,821		Swatch Group AG - BR	581,459
10,655		Swisscom AG	2,991,679

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
49,191		Syngenta AG	$9,888,013
3,608,216		Xstrata PLC	24,203,724
			116,887,446
		Taiwan: 0.6%
2,054		Cathay Financial Holding Co., Ltd. GDR	17,656
926,388		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,291,173
			8,308,829
		Ukraine: 0.1%
17,389,206	@	JSCB Ukrsotsbank	172,812
13,488,271	@	Raiffeisen Bank Aval	134,045
38,065	@	Ukrnafta Oil Co. ADR	406,657
42,464,048		UkrTelecom	1,105,120
			1,818,634
		United Kingdom: 12.5%
282,149		Anglo American PLC	4,804,597
1,168,133		BHP Billiton PLC	23,042,081
3,120,736		BP PLC	20,925,647
367,674		British American Tobacco PLC	8,493,555
753,814		Cadbury PLC	5,685,998
342,033	S	Diageo PLC	3,819,414
255,781		GlaxoSmithKline PLC	3,983,697
230,790		Imperial Tobacco Group PLC	5,183,154
681,091		Marks & Spencer Group PLC	2,887,541
351,047		National Grid PLC	2,696,207
322,488		Pearson PLC	3,243,027
640,772		Rio Tinto PLC	21,515,824
319,716	@	Rolls-Royce Group PLC	1,346,760
159,923		Scottish & Southern Energy PLC	2,541,168
279,750		Smith & Nephew PLC	1,741,277
3,654,020		Tesco PLC	17,457,941
736,489		Tullow Oil PLC	8,467,805
10,855,742	S	Vodafone Group PLC	18,926,427
342,690		WM Morrison Supermarkets PLC	1,254,646
755,194		WPP PLC	4,247,046
			162,263,812
		United States: 0.0%
34,018	@	Dr Pepper Snapple Group, Inc.	575,244
			575,244
		Total Common Stock
		(Cost $1,411,031,405)	1,130,654,209
MUTUAL FUNDS: 7.2%
		Developed Markets: 0.5%
181,273		iShares MSCI EAFE Index Fund	6,814,052
			6,814,052
		Japan: 6.7%
309,537	@	Nomura ETF - Nikkei 225 Exchange Traded Fund	26,080,099
7,605,610	@	Nomura TOPIX Exchange Traded Fund	61,238,280
			87,318,379
		Total Mutual Funds
		(Cost $103,963,475)	94,132,431
PREFERRED STOCK: 0.1%
		Germany: 0.1%
15,183		Volkswagen AG	871,861
			871,861
		Russia: 0.0%
4,560	I	Silvinit BRD	674,880
			674,880
		Total Preferred Stock
		(Cost $2,920,887)	1,546,741
		Total Long-Term Investments
		(Cost $1,517,915,767)	1,226,333,381
SHORT-TERM INVESTMENTS: 11.1%
		Affiliated Mutual Fund: 7.7%
99,893,777		ING Institutional Prime Money Market Fund - Class I	99,893,777
		Total Mutual Fund
		(Cost $99,893,777)	99,893,777

Principal Amount			Value
		Securities Lending Collateral(cc): 3.4%
$45,347,948		Bank of New York Mellon Corp. Institutional Cash Reserves	$44,872,515
		Total Securities Lending Collateral
		(Cost $45,347,948)	44,872,515
		Total Short-Term Investments
		(Cost $145,241,725)	144,766,292

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
	Total Investments in Securities
	(Cost $1,663,157,492)*	105.2%	$1,371,099,673
	Other Assets and Liabilities - Net	(5.2)	(67,715,498)
	Net Assets	100.0%	$1,303,384,175

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

cc	Securities purchased with cash collateral for securities loaned.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
*	Cost for federal income tax purposes is $1,734,419,039.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$25,501,888
	Gross Unrealized Depreciation	(388,821,254)
	Net Unrealized Depreciation	$(363,319,366)

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.1
Agriculture	1.2
Apparel	0.1
Auto Manufacturers	3.1
Auto Parts & Equipment	0.2
Banks	3.3
Beverages	1.4
Building Materials	2.4
Chemicals	2.6
Computers	0.1
Cosmetics/Personal Care	0.1
Distribution/Wholesale	1.6
Electric	3.7
Electrical Components & Equipment	0.4
Electronics	0.9
Energy - Alternate Sources	0.3
Engineering & Construction	3.4
Food	8.8
Forest Products & Paper	0.2
Gas	0.0
Hand/Machine Tools	0.5
Healthcare - Products	0.4
Holding Companies - Diversified	1.2
Home Furnishings	0.2
Insurance	0.1
Iron/Steel	1.1
Lodging	0.1
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.9
Media	1.2
Metal Fabricate/Hardware	0.3
Mining	11.8
Miscellaneous Manufacturing	1.2
Office/Business Equipment	0.3
Oil & Gas	17.1
Open-End Funds	7.2
Pharmaceuticals	3.3
Real Estate	0.1
Retail	1.9
Semiconductors	1.4
Shipbuilding	0.2
Software	0.5
Telecommunications	7.8
Toys/Games/Hobbies	0.4
Transportation	0.5
Water	0.1
Short-Term Investments	11.1
Other Assets and Liabilities - Net	(5.2)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$270,711,300	$—
Level 2- Other Significant Observable Inputs	1,100,206,350	(9,347,931)
Level 3- Significant Unobservable Inputs	182,023	—
Total	$1,371,099,673	$(9,347,931)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$347,129	$—
Net Purchases/(Sales)	—	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	22,113	—
Net Transfers In/(Out) of Level 3	(187,219)	—
Balance at 03/31/09	$182,023	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$14,038,814	Foreign Exchange Contracts	$23,386,745

Total	$14,038,814		$23,386,745

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Czech Koruna
CZK 17,397,535	BUY	4/20/09	754,446	844,229	$89,783
Czech Koruna
CZK 96,007,075	BUY	5/21/09	4,161,375	4,655,510	494,135
Czech Koruna
CZK 10,675,058	BUY	7/14/09	462,675	517,024	54,349
Czech Koruna
CZK 10,715,780	BUY	10/14/09	464,490	518,380	53,890
Czech Koruna
CZK 46,581,534	BUY	10/27/09	2,520,646	2,253,400	(267,246)
EU Euro
EUR 29,202,718	BUY	4/2/09	38,351,637	38,798,833	447,196
EU Euro
EUR 17,447,247	BUY	4/2/09	23,800,837	23,180,474	(620,363)
EU Euro
EUR 14,420,041	BUY	4/2/09	19,606,353	19,158,517	(447,836)
EU Euro
EUR 8,069,375	BUY	4/2/09	10,960,389	10,720,999	(239,390)
EU Euro
EUR 4,534,881	BUY	4/2/09	6,144,401	6,025,059	(119,342)
EU Euro
EUR 4,573,302	BUY	4/2/09	6,173,226	6,076,105	(97,121)
EU Euro
EUR 9,734,960	BUY	4/21/09	12,527,433	12,933,300	405,867
EU Euro
EUR 46,531,110	BUY	4/21/09	65,333,401	61,818,521	(3,514,880)
EU Euro
EUR 26,443,308	BUY	4/21/09	37,788,702	35,131,038	(2,657,664)
EU Euro
EUR 15,556,100	BUY	4/21/09	22,128,163	20,666,928	(1,461,235)
Hungarian Forint
HUF 2,670,463,641	BUY	5/12/09	12,989,900	11,404,020	(1,585,880)
Hungarian Forint
HUF 1,269,228,743	BUY	5/12/09	5,699,020	5,420,149	(278,871)
Hungarian Forint
HUF 896,497,005	BUY	5/12/09	3,744,453	3,828,425	83,972
Polish Zloty
PLN 10,478,519	BUY	5/7/09	3,325,880	3,006,792	(319,088)
Polish Zloty
PLN 17,218,709	BUY	5/7/09	5,103,806	4,940,877	(162,929)
Polish Zloty
PLN 5,203,684	BUY	5/11/09	1,545,266	1,493,051	(52,215)
Polish Zloty
PLN 17,297,996	BUY	5/21/09	4,618,957	4,962,034	343,077
Polish Zloty
PLN 26,097,037	BUY	10/20/09	9,762,511	7,475,969	(2,286,542)
Polish Zloty
PLN 44,731,184	BUY	11/19/09	16,548,189	12,814,057	(3,734,132)
					$(15,872,465)

Czech Koruna
CZK 16,612,614	SELL	4/20/09	887,710	806,140	$81,570
Czech Koruna
CZK 106,994,915	SELL	4/20/09	5,443,649	5,192,013	251,636
Czech Koruna
CZK 14,344,014	SELL	4/20/09	663,368	696,055	(32,687)
Czech Koruna
CZK 96,007,075	SELL	5/21/09	4,770,538	4,655,510	115,028
Czech Koruna
CZK 10,675,058	SELL	7/14/09	581,747	517,024	64,723
Czech Koruna
CZK 10,715,780	SELL	10/14/09	581,747	518,380	63,367
Czech Koruna
CZK 108,918,302	SELL	10/27/09	5,434,231	5,268,965	165,266
Czech Koruna
CZK 86,044,622	SELL	10/27/09	4,366,639	4,162,442	204,197

PORTFOLIO OF INVESTMENTS
ING Julius Baer Foreign Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Czech Koruna
CZK 21,451,114	SELL	10/27/09	1,091,660	1,037,706	$53,954
EU Euro
EUR 62,893,043	SELL	4/2/09	80,230,140	83,559,918	(3,329,778)
EU Euro
EUR 43,622,758	SELL	4/2/09	55,777,804	57,957,350	(2,179,546)
EU Euro
EUR 98,265,478	SELL	4/21/09	131,508,689	130,549,787	958,902
Hungarian Forint
HUF 4,166,511,957	SELL	5/12/09	19,460,588	17,792,785	1,667,803
Hungarian Forint
HUF 2,670,463,642	SELL	5/12/09	12,352,586	11,404,020	948,566
Polish Zloty
PLN 18,613,915	SELL	5/7/09	6,675,961	5,341,229	1,334,732
Polish Zloty
PLN 9,083,313	SELL	5/7/09	3,337,981	2,606,440	731,541
Polish Zloty
PLN 19,011,969	SELL	5/11/09	6,675,961	5,454,949	1,221,012
Polish Zloty
PLN 19,654,469	SELL	5/11/09	6,824,089	5,639,297	1,184,792
Polish Zloty
PLN 9,606,463	SELL	5/21/09	3,122,022	2,755,672	366,350
Polish Zloty
PLN 9,712,357	SELL	5/21/09	3,156,437	2,786,048	370,389
Polish Zloty
PLN 26,097,037	SELL	10/20/09	8,323,086	7,475,969	847,117
Polish Zloty
PLN 10,776,270	SELL	11/19/09	3,418,054	3,087,058	330,996
Polish Zloty
PLN 33,954,913	SELL	11/19/09	10,831,604	9,727,000	1,104,604
					$6,524,534

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.8%
		Aerospace/Defense: 0.5%
20,200		Boeing Co.	$718,716
			718,716
		Banks: 10.7%
156,800		Capital One Financial Corp.	1,919,232
32,000		Goldman Sachs Group, Inc.	3,392,640
102,800		JPMorgan Chase & Co.	2,732,424
132,600		State Street Corp.	4,081,428
143,400		Wells Fargo & Co.	2,042,016
			14,167,740
		Beverages: 0.3%
7,500		PepsiCo, Inc.	386,100
			386,100
		Biotechnology: 3.5%
93,611	@	Amgen, Inc.	4,635,617
			4,635,617
		Computers: 8.4%
125,400	@	EMC Corp.	1,429,560
139,600		Hewlett-Packard Co.	4,475,576
53,800		International Business Machines Corp.	5,212,682
			11,117,818
		Cosmetics/Personal Care: 1.0%
68,300		Avon Products, Inc.	1,313,409
			1,313,409
		Diversified Financial Services: 3.5%
62,500		American Express Co.	851,875
5,600		CME Group, Inc.	1,379,784
134,700		NYSE Euronext	2,411,130
			4,642,789
		Electric: 6.1%
1,337,700	@	AES Corp.	7,772,035
5,700		Exelon Corp.	258,723
			8,030,758
		Healthcare - Products: 0.7%
33,800		Medtronic, Inc.	996,086
			996,086
		Healthcare - Services: 11.0%
321,924		Aetna, Inc.	7,832,411
324,465		UnitedHealth Group, Inc.	6,791,052
			14,623,463
		Insurance: 4.8%
167,600		Aflac, Inc.	3,244,736
74,000		Allstate Corp.	1,417,100
30,500		Metlife, Inc.	694,485
53,300		Prudential Financial, Inc.	1,013,766
			6,370,087
		Internet: 15.7%
72,294	@	Amazon.com, Inc.	5,309,271
439,300	@	eBay, Inc.	5,517,608
13,527	@	Google, Inc. - Class A	4,708,208
414,850	@	Yahoo!, Inc.	5,314,229
			20,849,316
		Iron/Steel: 1.2%
40,900		Nucor Corp.	1,561,153
			1,561,153
		Machinery - Diversified: 0.5%
21,200		Deere & Co.	696,844
			696,844
		Media: 3.4%
44,483	@	Time Warner Cable	1,103,182
177,217		Time Warner, Inc.	3,420,282
			4,523,464

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Miscellaneous Manufacturing: 2.6%
16,500		3M Co.		$820,380
684,200		Eastman Kodak Co.		2,599,960
				3,420,340
		Oil & Gas: 1.5%
41,200		Chesapeake Energy Corp.		702,872
33,700		ConocoPhillips		1,319,692
				2,022,564
		Pharmaceuticals: 0.8%
38,800		Merck & Co., Inc.		1,037,900
				1,037,900
		Retail: 5.8%
115,900		JC Penney Co., Inc.		2,326,113
116,600	@	Sears Holding Corp.		5,329,786
				7,655,899
		Semiconductors: 3.2%
261,200		Texas Instruments, Inc.		4,312,412
				4,312,412
		Software: 6.7%
307,450		CA, Inc.		5,414,195
127,850	@	Electronic Arts, Inc.		2,325,592
59,600		Microsoft Corp.		1,094,852
				8,834,639
		Telecommunications: 4.9%
54,300		AT&T, Inc.		1,368,360
305,600	@	Cisco Systems, Inc.		5,124,912
				6,493,272

		Total Investments in Securities
		(Cost $231,831,891)*	96.8%	$128,410,386
		Other Assets and Liabilities - Net	3.2	4,249,455
		Net Assets	100.0%	$132,659,841

	@	Non-income producing security
	*	Cost for federal income tax purposes is $236,453,148.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,474,865
		Gross Unrealized Depreciation		(110,517,627)
		Net Unrealized Depreciation		$(108,042,762)

PORTFOLIO OF INVESTMENTS
ING Legg Mason Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$128,410,386	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$128,410,386	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,415,330		ING Columbia Small Cap Value II Portfolio - Class I		$13,815,687
5,945,430		ING Disciplined International SmallCap Fund - Class I		27,586,794
2,239,381		ING Disciplined Small Cap Value Portfolio - Class I		10,323,545
1,249,311		ING FMR Diversified Mid Cap Portfolio - Class I		10,281,828
4,424,325		ING Global Real Estate Portfolio - Class I		24,599,246
5,152,702		ING Goldman Sachs Commodity Strategy Portfolio - Class I		27,670,011
6,380,112		ING International Index Portfolio - Class I		34,644,010
3,170,120		ING Janus Contrarian Portfolio - Class I		20,732,586
1,729,649		ING JPMorgan Emerging Markets Equity Portfolio - Class I		20,652,014
1,835,260		ING JPMorgan Small Cap Equity Portfolio - Class I		13,727,747
3,954,928		ING JPMorgan Value Opportunities Portfolio - Class I		20,684,273
8,840,419		ING Julius Baer Foreign Portfolio - Class I		69,220,481
752,833		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		20,446,931
655,959		ING Marsico Growth Portfolio - Class I		6,841,654
1,465,951		ING Marsico International Opportunities Portfolio - Class I		10,378,934
3,566,947		ING Multi-Manager International Small Cap Portfolio - Class I		17,192,683
3,986,010		ING Neuberger Berman Partners Portfolio - Class I		20,647,530
3,496,348		ING Pioneer Mid Cap Value Portfolio - Class I		23,984,949
19,231,102		ING Russell Large Cap Index Portfolio - Class I		123,271,368
2,273,256		ING Russell Mid Cap Index Portfolio - Class I		13,707,733
2,087,325		ING Russell Small Cap Index Portfolio - Class I		13,734,599
626,972		ING T. Rowe Price Growth Equity Portfolio - Class I		20,514,530
4,142,673		ING Templeton Foreign Equity Portfolio Class I		27,797,339
733,904		ING Thornburg Value Portfolio - Class I		13,812,071
3,874,018		ING Van Kampen Comstock Portfolio - Class I		24,096,394
1,105,041		ING Van Kampen Real Estate Portfolio - Class I		10,840,457
743,724		ING VP Growth and Income Portfolio - Class I		10,300,582
1,115,997		ING VP MidCap Opportunities Portfolio - Class I		6,818,744
2,047,305		ING VP Small Company Portfolio - Class I		20,636,833
1,824,531		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		10,326,847
		Total Investments in Affiliated Investment Companies
		(Cost $1,180,369,200)*	100.1%	$689,288,400
		Other Assets and Liabilities - Net	(0.1)	(490,416)
		Net Assets	100.0%	$688,797,984

	*	Cost for federal income tax purposes is $1,252,730,976.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(563,442,576)
		Net Unrealized Depreciation		$(563,442,576)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Aggressive Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$689,288,400
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$689,288,400	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 98.3%
644,635		ING BlackRock Inflation Protected Bond Portfolio - Class I		$6,278,745
460,614		ING Disciplined International SmallCap Fund - Class I		2,137,249
1,481,790		ING Emerging Markets Fixed Income Fund - Class I		10,520,711
258,076		ING FMR Diversified Mid Cap Portfolio - Class I		2,123,967
798,438		ING Goldman Sachs Commodity Strategy Portfolio - Class I		4,287,611
395,463		ING International Index Portfolio - Class I		2,147,366
327,479		ING Janus Contrarian Portfolio - Class I		2,141,713
817,070		ING JPMorgan Value Opportunities Portfolio - Class I		4,273,275
1,095,907		ING Julius Baer Foreign Portfolio - Class I		8,580,951
828,131		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		8,397,247
1,010,190		ING Limited Maturity Bond Portfolio - Class I		10,485,777
6,285,302		ING Liquid Assets Portfolio - Class I		6,285,302
203,250		ING Marsico Growth Portfolio - Class I		2,119,902
302,877		ING Marsico International Opportunities Portfolio - Class I		2,144,368
442,129		ING Multi-Manager International Small Cap Portfolio - Class I		2,131,064
411,733		ING Neuberger Berman Partners Portfolio - Class I		2,132,777
1,219,524		ING Oppenheimer Strategic Income Portfolio - Class I		10,487,906
4,201,285		ING PIMCO Core Bond Portfolio - Class I		48,272,769
912,235		ING PIMCO High Yield Portfolio - Class I		6,285,302
968,985		ING Pioneer High Yield Portfolio - Class I		6,288,712
309,538		ING Pioneer Mid Cap Value Portfolio - Class I		2,123,428
2,648,400		ING Russell Large Cap Index Portfolio - Class I		16,976,244
352,197		ING Russell Mid Cap Index Portfolio - Class I		2,123,750
64,756		ING T. Rowe Price Growth Equity Portfolio - Class I		2,118,806
320,989		ING Templeton Foreign Equity Portfolio Class I		2,153,837
113,719		ING Thornburg Value Portfolio - Class I		2,140,191
686,001		ING Van Kampen Comstock Portfolio - Class I		4,266,925
2,708,433		ING VP Intermediate Bond Portfolio - Class I		29,386,498
345,774		ING VP MidCap Opportunities Portfolio - Class I		2,112,682
		Total Investments in Securities
		(Cost $211,636,614)*	98.3%	$210,925,075
		Other Assets and Liabilities - Net	1.7	3,667,488
		Net Assets	100.0%	$214,592,563

	*	Cost for federal income tax purposes is $216,678,853.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,835,402
		Gross Unrealized Depreciation		(8,589,180)
		Net Unrealized Depreciation		$(5,753,778)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Conservative Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$210,925,075
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$210,925,075	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

			PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio			as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.1%
2,791,248			ING BlackRock Inflation Protected Bond Portfolio - Class I	$27,186,753
12,149,273			ING Columbia Small Cap Value II Portfolio - Class I	69,493,839
17,943,555			ING Disciplined International SmallCap Fund - Class I	83,258,095
9,011,397			ING Disciplined Small Cap Value Portfolio - Class I	41,542,541
13,472,572			ING Emerging Markets Fixed Income Fund - Class I	95,655,260
3,351,536			ING FMR Diversified Mid Cap Portfolio - Class I	27,583,142
7,630,134			ING Global Real Estate Portfolio - Class I	42,423,546
15,551,058			ING Goldman Sachs Commodity Strategy Portfolio - Class I	83,509,184
15,404,338			ING International Index Portfolio - Class I	83,645,557
8,504,489			ING Janus Contrarian Portfolio - Class I	55,619,358
3,480,104			ING JPMorgan Emerging Markets Equity Portfolio - Class I	41,552,446
3,692,599			ING JPMorgan Small Cap Equity Portfolio - Class I	27,620,641
10,609,901			ING JPMorgan Value Opportunities Portfolio - Class I	55,489,781
32,016,875			ING Julius Baer Foreign Portfolio - Class I	250,692,130
2,019,633			ING Legg Mason Partners Aggressive Growth Portfolio - Class I	54,853,219
13,445,961			ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I	136,342,046
2,639,621			ING Marsico Growth Portfolio - Class I	27,531,252
3,932,709			ING Marsico International Opportunities Portfolio - Class I	27,843,582
8,612,161			ING Multi-Manager International Small Cap Portfolio - Class I	41,510,617
10,693,288			ING Neuberger Berman Partners Portfolio - Class I	55,391,234
3,168,177			ING Oppenheimer Strategic Income Portfolio - Class I	27,246,318
13,049,735			ING PIMCO Core Bond Portfolio - Class I	149,941,452
7,899,754			ING PIMCO High Yield Portfolio - Class I	54,429,304
4,195,557			ING Pioneer High Yield Portfolio - Class I	27,229,164
10,049,659			ING Pioneer Mid Cap Value Portfolio - Class I	68,940,659
64,489,300			ING Russell Large Cap Index Portfolio - Class I	413,376,414
6,860,792			ING Russell Mid Cap Index Portfolio - Class I	41,370,574
8,399,521			ING Russell Small Cap Index Portfolio - Class I	55,268,848
1,681,984			ING T. Rowe Price Growth Equity Portfolio - Class I	55,034,523
12,502,738			ING Templeton Foreign Equity Portfolio Class I	83,893,369
2,953,269			ING Thornburg Value Portfolio - Class I	55,580,523
11,135,194			ING Van Kampen Comstock Portfolio - Class I	69,260,908
7,411,163			ING Van Kampen Real Estate Portfolio - Class I	72,703,510
1,995,194			ING VP Growth and Income Portfolio - Class I	27,633,439
7,538,678			ING VP Intermediate Bond Portfolio - Class I	81,794,655
4,490,849			ING VP MidCap Opportunities Portfolio - Class I	27,439,085
8,238,474			ING VP Small Company Portfolio - Class I	83,043,818
7,342,018			ING Wells Fargo Small Cap Disciplined Portfolio - Class I	41,555,824
			Total Investments in Affiliated Investment Companies
		(Cost $4,209,816,706)*	100.1%	$2,764,486,610
		Other Assets and Liabilities - Net	(0.1)	(1,397,761)
		Net Assets	100.0%	$2,763,088,849

	*		Cost for federal income tax purposes is $4,458,278,483.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$1,038,017
			Gross Unrealized Depreciation	(1,694,829,890)
			Net Unrealized Depreciation	$(1,693,791,873)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,764,486,610
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$2,764,486,610	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
4,360,728		ING BlackRock Inflation Protected Bond Portfolio - Class I		$42,473,492
3,796,188		ING Columbia Small Cap Value II Portfolio - Class I		21,714,194
6,229,639		ING Disciplined International SmallCap Fund - Class I		28,905,526
1,564,285		ING Disciplined Small Cap Value Portfolio - Class I		7,211,354
8,018,321		ING Emerging Markets Fixed Income Fund - Class I		56,930,080
1,745,371		ING FMR Diversified Mid Cap Portfolio - Class I		14,364,401
6,748,780		ING Goldman Sachs Commodity Strategy Portfolio - Class I		36,240,949
5,348,092		ING International Index Portfolio - Class I		29,040,138
2,214,443		ING Janus Contrarian Portfolio - Class I		14,482,457
5,525,313		ING JPMorgan Value Opportunities Portfolio - Class I		28,897,388
11,115,639		ING Julius Baer Foreign Portfolio - Class I		87,035,456
525,877		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		14,282,828
5,601,730		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		56,801,537
6,833,352		ING Limited Maturity Bond Portfolio - Class I		70,930,197
14,172,370		ING Liquid Assets Portfolio - Class I		14,172,370
1,374,627		ING Marsico Growth Portfolio - Class I		14,337,360
2,048,040		ING Marsico International Opportunities Portfolio - Class I		14,500,125
2,989,962		ING Multi-Manager International Small Cap Portfolio - Class I		14,411,618
4,176,549		ING Neuberger Berman Partners Portfolio - Class I		21,634,524
1,649,869		ING Oppenheimer Strategic Income Portfolio - Class I		14,188,872
18,534,056		ING PIMCO Core Bond Portfolio - Class I		212,956,306
6,170,843		ING PIMCO High Yield Portfolio - Class I		42,517,109
4,369,779		ING Pioneer High Yield Portfolio - Class I		28,359,865
3,140,120		ING Pioneer Mid Cap Value Portfolio - Class I		21,541,226
27,986,588		ING Russell Large Cap Index Portfolio - Class I		179,394,027
2,381,918		ING Russell Mid Cap Index Portfolio - Class I		14,362,964
2,187,101		ING Russell Small Cap Index Portfolio - Class I		14,391,126
437,961		ING T. Rowe Price Growth Equity Portfolio - Class I		14,330,069
6,511,081		ING Templeton Foreign Equity Portfolio Class I		43,689,351
1,537,974		ING Thornburg Value Portfolio - Class I		28,944,677
6,958,637		ING Van Kampen Comstock Portfolio - Class I		43,282,722
3,087,705		ING Van Kampen Real Estate Portfolio - Class I		30,290,388
11,777,597		ING VP Intermediate Bond Portfolio - Class I		127,786,930
2,338,679		ING VP MidCap Opportunities Portfolio - Class I		14,289,329
715,057		ING VP Small Company Portfolio - Class I		7,207,770
1,274,499		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		7,213,662
		Total Investments in Affiliated Investment Companies
		(Cost $1,894,805,975)*	100.0%	$1,433,112,387
		Other Assets and Liabilities - Net	0.0	592,282
		Net Assets	100.0%	$1,433,704,669

	*	Cost for federal income tax purposes is $1,981,865,040.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,389,417
		Gross Unrealized Depreciation		(550,142,070)
		Net Unrealized Depreciation		$(548,752,653)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,433,112,387
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$1,433,112,387	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 100.0%
2,398,008		ING BlackRock Inflation Protected Bond Portfolio - Class I		$23,356,600
10,437,723		ING Columbia Small Cap Value II Portfolio - Class I		59,703,778
12,846,432		ING Disciplined International SmallCap Fund - Class I		59,607,444
2,580,631		ING Disciplined Small Cap Value Portfolio - Class I		11,896,707
9,921,030		ING Emerging Markets Fixed Income Fund - Class I		70,439,315
2,879,375		ING FMR Diversified Mid Cap Portfolio - Class I		23,697,259
6,555,263		ING Global Real Estate Portfolio - Class I		36,447,264
13,360,283		ING Goldman Sachs Commodity Strategy Portfolio - Class I		71,744,720
11,028,533		ING International Index Portfolio - Class I		59,884,933
7,306,406		ING Janus Contrarian Portfolio - Class I		47,783,894
1,993,224		ING JPMorgan Emerging Markets Equity Portfolio - Class I		23,799,090
9,115,207		ING JPMorgan Value Opportunities Portfolio - Class I		47,672,535
25,978,326		ING Julius Baer Foreign Portfolio - Class I		203,410,289
1,301,329		ING Legg Mason Partners Aggressive Growth Portfolio - Class I		35,344,102
6,930,999		ING Lehman Brothers U.S. Aggregate Bond Index Portfolio - Class I		70,280,328
2,254,636		ING Limited Maturity Bond Portfolio - Class I		23,403,119
2,267,753		ING Marsico Growth Portfolio - Class I		23,652,665
3,378,684		ING Marsico International Opportunities Portfolio - Class I		23,921,084
7,398,898		ING Multi-Manager International Small Cap Portfolio - Class I		35,662,686
9,186,842		ING Neuberger Berman Partners Portfolio - Class I		47,587,843
2,721,836		ING Oppenheimer Strategic Income Portfolio - Class I		23,407,791
24,460,928		ING PIMCO Core Bond Portfolio - Class I		281,056,061
8,483,518		ING PIMCO High Yield Portfolio - Class I		58,451,441
7,208,952		ING Pioneer High Yield Portfolio - Class I		46,786,097
6,907,099		ING Pioneer Mid Cap Value Portfolio - Class I		47,382,697
57,250,906		ING Russell Large Cap Index Portfolio - Class I		366,978,305
3,929,501		ING Russell Mid Cap Index Portfolio - Class I		23,694,888
3,608,105		ING Russell Small Cap Index Portfolio - Class I		23,741,332
1,445,027		ING T. Rowe Price Growth Equity Portfolio - Class I		47,281,283
10,741,415		ING Templeton Foreign Equity Portfolio Class I		72,074,892
2,537,222		ING Thornburg Value Portfolio - Class I		47,750,519
9,566,494		ING Van Kampen Comstock Portfolio - Class I		59,503,595
3,820,318		ING Van Kampen Real Estate Portfolio - Class I		37,477,315
16,191,530		ING VP Intermediate Bond Portfolio - Class I		175,678,105
3,858,176		ING VP MidCap Opportunities Portfolio - Class I		23,573,456
2,359,285		ING VP Small Company Portfolio - Class I		23,781,594
2,102,564		ING Wells Fargo Small Cap Disciplined Portfolio - Class I		11,900,513
		Total Investments in Affiliated Investment Companies
		(Cost $3,400,432,517)*	100.0%	$2,369,815,539
		Other Assets and Liabilities - Net	(0.0)	(63,827)
		Net Assets	100.0%	$2,369,751,712

	*	Cost for federal income tax purposes is $3,567,601,443.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$5,669,458
		Gross Unrealized Depreciation		(1,203,455,362)
		Net Unrealized Depreciation		$(1,197,785,904)

PORTFOLIO OF INVESTMENTS
ING LifeStyle Moderate Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$2,369,815,539
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$2,369,815,539	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2009 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 56.7%
		Auto Manufacturers: 0.3%
$1,200,000		Daimler Finance NA, LLC, 5.750%, due 09/08/11	$1,134,692
			1,134,692
		Banks: 10.4%
4,056,000		American Express Centurion Bank, 5.200%, due 11/26/10	3,892,247
5,107,000		Bank of America Corp., 2.100%, due 04/30/12	5,121,172
640,000	@@, C	Bank of Ireland, 1.482%, due 12/29/49	160,000
4,769,000		Citigroup, Inc., 2.125%, due 04/30/12	4,788,610
2,059,000		Citigroup, Inc., 5.125%, due 02/14/11	1,891,410
4,058,000		Citigroup, Inc., 7.250%, due 10/01/10	3,662,292
1,203,000		Goldman Sachs Group, Inc., 6.875%, due 01/15/11	1,216,192
1,979,000		Greater Bay Bancorp., 5.125%, due 04/15/10	2,008,525
1,160,000	@@, C	Hongkong & Shanghai Banking Corp., Ltd., 1.300%, due 07/29/49	417,600
1,320,000	@@, C	HSBC Bank PLC, 1.913%, due 06/29/49	541,200
500,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	506,935
660,000	@@, C	Lloyds TSB Bank PLC, 1.438%, due 11/29/49	214,500
1,630,000	@@, C	Lloyds TSB Bank PLC, 1.877%, due 08/29/49	529,750
1,170,000	@@, C	Lloyds TSB Bank PLC, 2.125%, due 06/29/49	380,250
1,000,000		Morgan Stanley, 2.250%, due 03/13/12	1,008,491
3,281,000		Morgan Stanley, 5.050%, due 01/21/11	3,227,234
373,000	C	Morgan Stanley, 6.750%, due 04/15/11	373,462
606,000		National City Bank, 6.200%, due 12/15/11	595,726
100,000	@@, C	National Westminster Bank PLC, 1.563%, due 11/29/49	29,000
804,000		PNC Funding Corp., 4.500%, due 03/10/10	801,162
1,600,000	@@, C	Royal Bank of Scotland Group PLC, 2.063%, due 12/29/49	413,109
440,000	@@, C	Societe Generale, 2.625%, due 11/29/49	265,213
2,374,000		State Street Corp., 2.150%, due 04/30/12	2,385,531
942,000		Wells Fargo Bank NA, 6.450%, due 02/01/11	923,385
2,365,000		Wells Fargo Bank NA, 7.550%, due 06/21/10	2,382,986
400,000	@@, C	Westpac Banking Corp., 1.913%, due 09/30/49	206,029
			37,942,011
		Beverages: 0.2%
586,000	C	Coca-Cola Enterprises, Inc., 3.750%, due 03/01/12	598,406
			598,406
		Computers: 0.5%
1,616,000	C	Hewlett-Packard Co., 4.250%, due 02/24/12	1,661,216
			1,661,216
		Diversified Financial Services: 9.7%
650,000	@@, #, C	Aiful Corp., 4.450%, due 02/16/10	256,782
2,627,000		Bear Stearns Cos., Inc., 1.360%, due 02/01/12	2,322,691
962,000		Bear Stearns Cos., Inc., 1.404%, due 01/31/11	915,638
1,508,000	@@	BP Capital Markets PLC, 3.125%, due 03/10/12	1,515,264
2,642,000		Caterpillar Financial Services, 5.750%, due 02/15/12	2,643,197
2,753,000		Countrywide Home Loans, Inc., 6.250%, due 04/15/09	2,754,636
2,275,000		General Electric Capital Corp., 2.200%, due 06/08/12	2,291,441
2,311,000		General Electric Capital Corp., 2.250%, due 03/12/12	2,328,709
1,314,000		General Electric Capital Corp., 4.125%, due 09/01/09	1,304,764
2,425,000		General Electric Capital Corp., 6.125%, due 02/22/11	2,452,766
2,587,000		Genworth Global Funding Trusts, 5.200%, due 10/08/10	2,196,645
2,817,000	C	Goldman Sachs Capital III, 2.031%, due 12/31/49	890,876
601,000		HSBC Finance Corp., 4.750%, due 04/15/10	563,007
2,804,000		International Lease Finance Corp., 1.469%, due 05/24/10	2,006,349
1,439,000		John Deere Capital Corp., 5.400%, due 10/17/11	1,482,818
1,704,000	@@, #	Mantis Reef Ltd., 4.799%, due 11/03/09	1,704,089
2,020,000		MBNA Corp., 5.000%, due 05/04/10	1,932,023
3,118,000		Merrill Lynch & Co., Inc., 1.346%, due 12/04/09	2,995,285
763,000	#	Nissan Motor Acceptance Corp., 4.625%, due 03/08/10	721,230
297,754	@@, #, C	Petroleum Export Ltd., 5.265%, due 06/15/11	253,295
194,704	#	Power Receivable Finance, LLC, 6.290%, due 01/01/12	190,670
1,744,000	#	Premium Asset Trust/XL Life, 1.407%, due 10/08/09	1,514,941
			35,237,116
		Electric: 5.8%
2,000,000	C	American Electric Power Co., Inc., 5.375%, due 03/15/10	2,020,080
2,554,000	C	Commonwealth Edison Co., 6.150%, due 03/15/12	2,608,778
802,000	C	Consumers Energy Co., 4.000%, due 05/15/10	797,364
2,084,000	C	Dominion Resources, Inc., 5.125%, due 12/15/09	2,097,273
2,188,000	C	DTE Energy Co., 6.650%, due 04/15/09	2,188,063
588,000	C	DTE Energy Co., 7.050%, due 06/01/11	593,963
739,000	C	Duke Energy Carolinas, LLC, 7.375%, due 03/01/10	769,292
2,372,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	2,375,558
2,838,000	C	Nisource Finance Corp., 7.875%, due 11/15/10	2,789,791
398,000	C	Pacific Gas & Electric Co., 4.200%, due 03/01/11	404,328
901,000	C	Public Service Co. of Colorado, 7.875%, due 10/01/12	1,009,038
3,358,000	C	Southern California Edison Co., 7.625%, due 01/15/10	3,470,926
			21,124,454

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Food: 2.7%
$2,266,000		General Mills, Inc., 1.253%, due 01/22/10	$2,227,052
888,000		Kraft Foods, Inc., 5.625%, due 08/11/10	909,748
1,625,000		Kraft Foods, Inc., 5.625%, due 11/01/11	1,687,400
896,000	C	Kroger Co., 6.750%, due 04/15/12	948,643
1,079,000	C	Kroger Co., 6.800%, due 04/01/11	1,140,498
2,768,000	C	Safeway, Inc., 6.500%, due 03/01/11	2,904,139
			9,817,480
		Gas: 0.3%
976,000		AGL Capital Corp., 7.125%, due 01/14/11	990,527
			990,527
		Healthcare - Products: 0.3%
1,235,000	@@	Covidien International Finance SA, 5.150%, due 10/15/10	1,274,808
			1,274,808
		Healthcare - Services: 2.0%
1,924,000	C	Aetna, Inc., 7.875%, due 03/01/11	1,985,682
1,731,000	#, C	Roche Holdings, Inc., 4.500%, due 03/01/12	1,763,262
1,489,000	C	UnitedHealth Group, Inc., 4.125%, due 08/15/09	1,490,528
2,043,000	C	WellPoint, Inc., 4.250%, due 12/15/09	2,053,340
			7,292,812
		Housewares: 0.4%
1,559,000	C	Newell Rubbermaid, Inc., 4.000%, due 05/01/10	1,503,804
			1,503,804
		Insurance: 1.0%
1,225,000	@@, C	Aegon NV, 2.568%, due 12/31/49	294,766
1,261,000	#	Metropolitan Life Global Funding I, 4.625%, due 08/19/10	1,228,309
1,166,000	@@, #	Nippon Life Insurance, 4.875%, due 08/09/10	1,102,031
1,195,000		Prudential Financial, Inc., 5.100%, due 12/14/11	1,068,551
			3,693,657
		Media: 4.9%
1,153,000	C	CBS Corp., 7.700%, due 07/30/10	1,154,748
1,907,000	C	Comcast Cable Communications Holdings, Inc., 6.750%, due 01/30/11	1,974,004
1,288,000	C	Comcast Cable Communications Holdings, Inc., 6.875%, due 06/15/09	1,296,230
802,000	C	Comcast Corp., 5.450%, due 11/15/10	817,308
3,412,000	C	COX Communications, Inc., 4.625%, due 01/15/10	3,380,268
2,253,000	@@, C	Thomson Corp., 4.750%, due 05/28/10	2,233,403
3,512,000	C	Time Warner Cable, Inc., 5.400%, due 07/02/12	3,394,882
400,000	C	Time Warner, Inc., 5.500%, due 11/15/11	394,880
3,077,000	C	Time Warner, Inc., 6.750%, due 04/15/11	3,124,398
			17,770,121
		Miscellaneous Manufacturing: 0.5%
1,869,000	@@, C	Tyco International Group SA, 6.375%, due 10/15/11	1,894,676
			1,894,676
		Oil & Gas: 1.3%
1,730,000	C	Chevron Corp., 3.450%, due 03/03/12	1,776,983
2,600,000	@@, C	Conoco Funding Co., 6.350%, due 10/15/11	2,803,736
			4,580,719
		Pharmaceuticals: 1.8%
861,000	C	Eli Lilly & Co., 3.550%, due 03/06/12	880,270
2,012,000	C	Pfizer, Inc., 4.450%, due 03/15/12	2,068,054
3,266,000	C	Wyeth, 6.950%, due 03/15/11	3,480,423
			6,428,747
		Pipelines: 0.3%
1,201,000	C	Transcontinental Gas Pipe Line Corp., 8.875%, due 07/15/12	1,223,907
			1,223,907
		Real Estate: 0.6%
1,775,000	C	Duke Realty LP, 5.625%, due 08/15/11	1,492,030
853,000	C	Simon Property Group LP, 7.000%, due 07/15/09	845,863
			2,337,893
		Retail: 3.0%
2,503,000	C	CVS Caremark Corp., 5.750%, due 08/15/11	2,626,691
2,500,000	C	Darden Restaurants, Inc., 5.625%, due 10/15/12	2,336,223
3,221,000	C	Home Depot, Inc., 4.625%, due 08/15/10	3,228,589
2,013,000	C	Target Corp., 6.350%, due 01/15/11	2,133,084
413,000	C	Target Corp., 7.500%, due 08/15/10	441,647
			10,766,234
		Telecommunications: 9.0%
1,000,000	C	AT&T, Inc., 5.300%, due 11/15/10	1,030,671
3,987,000	@@, C	British Telecommunications PLC, 8.625%, due 12/15/10	4,151,006
640,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11	676,977
3,591,000	@@	Deutsche Telekom International Finance BV, 8.500%, due 06/15/10	3,752,175
2,974,000	@@, C	France Telecom SA, 7.750%, due 03/01/11	3,186,552
3,408,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	3,643,087
1,241,000	@@, C	Royal KPN NV, 8.000%, due 10/01/10	1,284,333
2,910,000	@@, C	Telecom Italia Capital SA, 4.000%, due 01/15/10	2,866,263
658,000	@@, C	Telecom Italia Capital SA, 4.875%, due 10/01/10	644,064
3,371,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	3,521,414
1,867,000	@@, C	TELUS Corp., 8.000%, due 06/01/11	1,944,352
821,000	C, L	Verizon Communications, Inc., 5.350%, due 02/15/11	840,213
2,926,000	#, C	Verizon Wireless Capital LLC, 5.250%, due 02/01/12	2,967,178
2,023,000	@@, C	Vodafone Group PLC, 7.750%, due 02/15/10	2,099,471
			32,607,756

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Transportation: 1.7%
$1,086,480		Burlington, 5.431%, due 03/26/10	$1,078,766
1,439,000	C	CSX Corp., 6.750%, due 03/15/11	1,448,846
589,000	C	Norfolk Southern Corp., 6.750%, due 02/15/11	617,915
1,283,000	C	Union Pacific Corp., 6.650%, due 01/15/11	1,337,873
1,687,000	C	Union Pacific Corp., 7.375%, due 09/15/09	1,693,999
			6,177,399
		Total Corporate Bonds/Notes
		(Cost $215,728,541)	206,058,435
U.S. GOVERNMENT AGENCY OBLIGATIONS: 15.5%
		Federal Home Loan Bank: 4.3%
3,665,000		3.625%, due 07/01/11	3,827,458
11,460,000		4.500%, due 10/09/09	11,674,978
			15,502,436
		Federal Home Loan Mortgage Corporation##: 8.2%
572	S	3.500%, due 01/01/17	579
4,186,640	C, S	3.750%, due 02/15/13	4,204,647
16,185,000		5.250%, due 05/21/09	16,285,256
9,137,296	C, S	5.500%, due 10/15/14-06/15/35	9,364,086
41,082	S	6.000%, due 06/01/11-04/01/13	42,707
			29,897,275
		Federal National Mortgage Association##: 2.3%
9,800	S	4.537%, due 07/01/24	9,866
14,585	S	4.938%, due 12/01/17	14,723
5,864,000		6.000%, due 05/15/11	6,434,198
377,830	S	6.000%, due 02/01/13-09/01/17	397,814
1,195,465	S	6.500%, due 10/01/22-10/01/32	1,272,199
74,672	S	7.000%, due 10/01/32	80,444
56,279	S	7.500%, due 08/01/27	61,079
			8,270,323
		Government National Mortgage Association: 0.0%
44,825	S	6.000%, due 04/15/13	47,260
27,792	S	7.500%, due 01/15/24-07/15/27	29,929
9,574	S	9.000%, due 12/15/26	10,439
8,824	S	9.500%, due 03/15/20-07/15/21	9,709
			97,337
		Other U.S. Agency Obligations: 0.7%
2,642,000		Federal Farm Credit Bank, 4.750%, due 05/07/10	2,748,333
			2,748,333
		Total U.S. Government Agency Obligations
		(Cost $55,464,116)	56,515,704
U.S. TREASURY OBLIGATIONS: 18.8%
		U.S. Treasury Notes: 18.8%
4,000,000		0.875%, due 03/31/11	4,003,295
51,048,000	S, L	0.875%, due 02/28/11	51,161,480
3,056,000	S	1.375%, due 03/15/12	3,078,205
5,500,000	S	1.750%, due 03/31/14	5,521,447
3,061,000		1.875%, due 02/28/14	3,095,445
1,232,000		4.500%, due 05/15/10	1,286,238
		Total U.S. Treasury Obligations
		(Cost $67,885,208)	68,146,110
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.2%
3,016,804	C, S	Banc of America Funding Corp., 5.750%, due 03/25/37	2,366,841
184,907	C, S	Bear Stearns Commercial Mortgage Securities, 5.415%, due 04/12/38	184,391
29,238,806	C, S, ^	Citicorp Mortgage Securities, Inc., 4.878%, due 06/25/36	1,092,181
8,272,738	C, S	Citicorp Mortgage Securities, Inc., 6.000%, due 05/25/37	6,903,954
4,116,626	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	3,956,566
6,077	C, S	Credit Suisse First Boston Mortgage Securities Corp., 3.819%, due 05/15/36	5,821
947,115	C, S	GMAC Commercial Mortgage Securities, Inc., 4.576%, due 05/10/40	915,304
769,293	C, S	JPMorgan Alternative Loan Trust, 5.506%, due 01/25/36	440,053
29,928	C, S	Morgan Stanley Dean Witter Capital I, 4.180%, due 03/12/35	28,884
768,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.789%, due 06/25/34	753,991
5,000,000	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.813%, due 10/25/36	2,317,079
3,702,000	C, S	Wells Fargo Mortgage-Backed Securities Trust, 3.581%, due 06/25/35	3,683,717
		Total Collateralized Mortgage Obligations
		(Cost $28,239,510)	22,648,782

Shares			Value
COMMON STOCK: 0.0%
		Electric: 0.0%
140	@	Dynegy, Inc. - Class A	$197
		Total Common Stock
		(Cost $-)	197
		Total Long-Term Investments
		(Cost $367,317,375)	353,369,228

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 2.6%
		Affiliated Mutual Fund: 2.2%
7,979,000	S	ING Institutional Prime Money Market Fund - Class I		$7,979,000
		Total Mutual Fund
		(Cost $7,979,000)		7,979,000

Principal Amount				Value
		Securities Lending Collateral(cc): 0.4%
$1,562,435		Bank of New York Mellon Corp. Institutional Cash Reserves		$1,392,830
		Total Securities Lending Collateral
		(Cost $1,562,435)		1,392,830
		Total Short-Term Investments
		(Cost $9,541,435)		9,371,830
		Total Investments in Securities
		(Cost $376,858,810)*	99.8%	$362,741,058
		Other Assets and Liabilities - Net	0.2	602,777
		Net Assets	100.0%	$363,343,835

	@	Non-income producing security
	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

	*	Cost for federal income tax purposes is $376,876,209.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,830,335
		Gross Unrealized Depreciation		(17,965,486)
		Net Unrealized Depreciation		$(14,135,151)

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$7,979,197	$439,811
Level 2- Other Significant Observable Inputs	352,847,129	30,031
Level 3- Significant Unobservable Inputs	1,914,732	—
Total	$362,741,058	$469,842

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$8,913,135	$—
Net Purchases/(Sales)	(6,163,707)	—
Accrued Discounts/(Premiums)	(494)	—
Total Realized Gain/(Loss)	(1,489,322)	—
Total Unrealized Appreciation/(Depreciation)	655,120	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$1,914,732	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit Contracts	$38,064	Credit Contracts	$8,033
Interest Rate Contracts	439,912	Interest Rate Contracts	101

Total	$477,976		$8,134

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Open Futures Contracts on March 31, 2009:

			Unrealized
	Number of		Appreciation/
Contract Description	Contracts	Expiration Date	(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	453	06/30/09	$439,912
U.S. Treasury 5-Year Note	3	06/30/09	(101)
			$439,811

PORTFOLIO OF INVESTMENTS
ING Limited Maturity Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Limited Maturity Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (1)	(Pay)/Receive Fixed Rate (%)	Termination Date	Notional Amount (2)		Market Value (3)	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services Inc.	Darden Restaurants Inc. 7.125%, 02/01/16	Buy	(1.565)	12/20/12	USD	5,000,000	$38,064	$—	$38,064
Morgan Stanley Capital Services Inc.	VF Corp. 8.500%, 10/01/10	Buy	(0.850)	09/20/13	USD	2,331,000	(8,033)	—	(8,033)
							$30,031	$—	$30,031

(1)       If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)       The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)       The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2009 (Unaudited)

Principal Amount			Value
CERTIFICATES OF DEPOSIT: 0.9%
$25,000,000		BNP Paribas, 0.410%, due 04/06/09	$25,000,382
		Total Certificates of Deposit
		(Cost $25,000,382)	25,000,382
COMMERCIAL PAPER: 46.5%
21,000,000	#	Barton Capital LLC, 0.350%, due 04/08/09	20,998,367
6,000,000	#	Barton Capital LLC, 0.420%, due 04/13/09	5,999,100
19,500,000	#	Barton Capital LLC, 0.420%, due 04/17/09	19,496,100
17,000,000		Barton Capital LLC, 0.510%, due 04/22/09	16,994,744
25,000,000	#	Barton Capital LLC, 0.690%, due 06/12/09	24,965,000
63,000,000	#	Cafco LLC, 0.420%, due 04/24/09	62,982,520
28,000,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.470%, due 04/30/09	27,988,948
8,500,000		Caisse Nationale des Caisses d’Epargne et de Prevoyance, 0.510%, due 05/05/09	8,495,826
37,000,000		CBA/Delaware Finance Corp., 0.500%, due 05/29/09	36,969,598
25,500,000	#	Ciesco LLC, 0.400%, due 04/21/09	25,494,050
42,000,000	#	Ciesco LLC, 0.400%, due 04/23/09	41,989,220
27,000,000	#	Ciesco LLC, 0.650%, due 04/01/09	27,000,000
45,000,000	#	Concord Minutemen Capital Co., LLC, 1.800%, due 08/27/09	44,667,000
41,500,000	#	Concord Minutemen Capital Co., LLC, 2.310%, due 04/17/09	41,454,811
31,000,000	#	Crown Point Capital Co., 1.800%, due 08/26/09	30,772,150
59,000,000	#	Crown Point Capital Co., 2.310%, due 04/17/09	58,935,756
26,000,000	#	Danske Corporation, 0.610%, due 04/14/09	25,993,803
50,000,000	#	Edison Asset Securities, LLC, 0.380%, due 04/23/09	49,987,778
2,359,000	#	Edison Asset Securities, LLC, 0.390%, due 04/29/09	2,358,266
31,011,000	#	Edison Asset Securities, LLC, 1.000%, due 08/05/09	30,902,462
25,000,000	#	Jupiter Securities Co., LLC, 0.230%, due 04/02/09	24,999,688
2,000,000	#	Jupiter Securities Co., LLC, 0.350%, due 04/08/09	1,999,844
1,500,000		Jupiter Securities Co., LLC, 0.360%, due 04/10/09	1,499,850
18,500,000		Jupiter Securities Co., LLC, 0.500%, due 04/24/09	18,493,854
1,115,000		Jupiter Securities Co., LLC, 0.500%, due 05/04/09	1,114,489
25,750,000		Jupiter Securities Co., LLC, 0.510%, due 05/06/09	25,736,982
27,000,000	#	Old Line Funding LLC, 0.400%, due 04/20/09	26,994,015
20,500,000	#	Old Line Funding LLC, 0.520%, due 04/21/09	20,493,736
30,500,000	#	Old Line Funding LLC, 0.530%, due 04/22/09	30,490,215
8,500,000		Old Line Funding LLC, 0.590%, due 06/19/09	8,488,808
14,500,000	#	Park Avenue Receivables, 0.230%, due 04/02/09	14,499,819
47,500,000	#	Park Avenue Receivables, 0.320%, due 04/13/09	47,494,458
30,800,000	#	Park Avenue Receivables, 0.470%, due 04/16/09	30,793,583
9,505,000		Rabobank Capital Funding Trust, 0.380%, due 04/06/09	9,504,393
11,750,000		Rabobank Capital Funding Trust, 0.630%, due 06/29/09	11,731,409
27,000,000		Rabobank Capital Funding Trust, 0.720%, due 05/11/09	26,977,800
9,000,000		Societe Generale, 0.600%, due 04/14/09	8,997,888
2,000,000		Thunder Bay Funding LLC, 0.400%, due 04/09/09	1,999,800
43,000,000	#	Thunder Bay Funding LLC, 0.400%, due 04/17/09	42,991,973
3,000,000		Thunder Bay Funding LLC, 0.420%, due 04/15/09	2,999,475
7,500,000	#	Thunder Bay Funding LLC, 0.470%, due 04/10/09	7,499,025
7,500,000	#	Thunder Bay Funding LLC, 0.620%, due 06/01/09	7,491,994
27,000,000	#	Thunder Bay Funding LLC, 0.660%, due 06/19/09	26,960,303
66,000,000	#	Variable Funding Capital, 0.570%, due 04/22/09	65,976,900
21,000,000	#	Variable Funding Capital, 1.150%, due 08/10/09	20,912,121
20,250,000	#	Windmill Funding Corp., 0.390%, due 04/07/09	20,248,481
30,000,000		Windmill Funding Corp., 0.400%, due 04/01/09	30,000,000
27,500,000		Windmill Funding Corp., 0.470%, due 04/16/09	27,494,271
14,500,000	#	Windmill Funding Corp., 1.510%, due 04/17/09	14,489,689
15,911,000	#	Yorktown Capital LLC, 0.400%, due 04/20/09	15,907,473
5,500,000		Yorktown Capital LLC, 0.480%, due 04/23/09	5,498,219
63,700,000	#	Yorktown Capital LLC, 0.660%, due 05/18/09	63,644,280
		Total Commercial Paper
		(Cost $1,268,870,334)	1,268,870,334
CORPORATE BONDS/NOTES: 5.2%
22,000,000	@@, #	Australia & New Zealand Banking Group Ltd., 1.491%, due 09/02/09	22,000,000
12,000,000	@@	BNP Paribas, 1.461%, due 08/13/09	12,000,000
7,500,000		JPMorgan Chase & Co., 0.571%, due 06/26/09	7,496,884
4,000,000		JPMorgan Chase & Co., 1.465%, due 04/03/09	3,999,971
1,400,000		Societe Generale, 0.260%, due 04/07/09	1,399,930
18,000,000		Societe Generale, 0.520%, due 05/22/09	17,986,485
7,000,000	@@, #	Societe Generale, 1.676%, due 09/04/09	7,000,000
14,200,000		Toyota Motor Credit Corp., 0.660%, due 07/10/09	14,200,000
1,850,000		US Bancorp., 0.553%, due 04/28/09	1,849,777
4,700,000		US Bancorp., 5.300%, due 04/28/09	4,707,361

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
CORPORATE BONDS/NOTES (continued)
$30,000,000		US Bank NA, 1.349%, due 08/24/09		$30,000,000
4,000,000		Wells Fargo & Co., 3.125%, due 04/01/09		4,000,000
10,000,000		Wells Fargo & Co., 3.552%, due 05/01/09		10,000,417
13,750,000	@@, #	Westpac Banking Corp., 1.506%, due 07/03/09		13,750,000
		Total Corporate Bonds/Notes
		(Cost $150,390,825)		150,390,825
U.S. GOVERNMENT AGENCY OBLIGATIONS: 11.6%
131,770,000	Z	Federal Home Loan Bank, 0.700%, due 12/14/09		131,111,516
41,000,000	Z	Federal Home Loan Bank, 0.800%, due 11/18/09		40,789,533
15,000,000		Federal Home Loan Bank, 2.645%, due 08/07/09		15,104,613
10,000,000	Z	Federal Home Loan Mortgage Corporation, 0.570%, due 08/10/09		9,979,258
10,750,000	Z	Federal Home Loan Mortgage Corporation, 0.860%, due 01/05/10		10,678,351
7,500,000		Federal Home Loan Mortgage Corporation, 4.875%, due 02/09/10		7,756,816
92,750,000	Z	Federal National Mortgage Association, 0.620%, due 12/01/09		92,359,261
31,000,000		Federal National Mortgage Association, 4.625%, due 12/15/09		31,719,325
		Total U.S. Government Agency Obligations
		(Cost $339,498,673)		339,498,673
U.S. TREASURY BILLS: 3.5%
102,000,000		0.620%, due 11/19/09		101,590,636
		Total U.S. Treasury Notes
		(Cost $101,590,636)		101,590,636
REPURCHASE AGREEMENTS: 32.1%
412,000,000		Deutsche Bank Repurchase Agreement dated 03/31/09, 0.048%, due 04/01/09, $412,000,549 to be received upon repurchase (Collateralized by $403,237,000 various U.S. Government Agency Obligations, Discount Note-5.500%, Market Value plus accrued interest $420,		412,000,000
495,441,000		Goldman Sachs Repurchase Agreement dated 03/31/09, 0.150%, due 04/01/09, $495,443,064 to be received upon repurchase (Collateralized by $429,690,200 U.S. Treasury, 2.375%, Market Value plus accrued interest $505,349,926, due 01/15/25)		495,441,000
30,000,000		Morgan Stanley Repurchase Agreement dated 03/31/09, 0.200%, due 04/01/09, $30,000,167 to be received upon repurchase (Collateralized by $29,245,000 Federal Home Loan Mortgage Corporation, 2.450%-5.000%, Market Value plus accrued interest $30,604,603, due		30,000,000
		Total Repurchase Agreement
		(Cost $937,441,000)		937,441,000
		Total Investments in Securities
		(Cost $2,822,791,850)*	96.8%	$2,822,791,850
		Other Assets and Liabilities - Net	3.2	92,994,290
		Net Assets	100.0%	$2,915,786,140

	(1)

All securities with a maturity date of greater than 13 months have either a variable rate, a demand feature, prerefunded, optional or mandatory put resulting in a maturity of one year or less. Rate shown reflects current rate.

	@@	Foreign Issuer
	#

Securities with purchases pursuant to Rule144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is the same as for financial statement purposes.

PORTFOLIO OF INVESTMENTS
ING Liquid Assets Portfolio(1)	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$—
Level 2- Other Significant Observable Inputs	2,822,791,850	—
Level 3- Significant Unobservable Inputs	—	—
Total	$2,822,791,850	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

Money Market securities are valued using the amortized cost method, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the market value of a security, but since the value is not obtained from a quoted price in an active market, such securites are reflected as Level 2.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.5%
		Aerospace/Defense: 0.3%
11,800		Rockwell Collins, Inc.	$385,152
			385,152
		Agriculture: 2.6%
17,300		Altria Group, Inc.	277,146
93,600		Archer-Daniels-Midland Co.	2,600,208
			2,877,354
		Airlines: 2.2%
428,257	@	Delta Airlines, Inc.	2,411,087
			2,411,087
		Apparel: 0.2%
3,700		VF Corp.	211,307
			211,307
		Banks: 20.9%
268,187		Bank of America Corp.	1,829,035
204,659		Bank of New York Mellon Corp.	5,781,617
39,800		BB&T Corp.	673,416
28,100		Goldman Sachs Group, Inc.	2,979,162
208,597		JPMorgan Chase & Co.	5,544,508
28,500	L	M&T Bank Corp.	1,289,340
31,500		Morgan Stanley	717,255
37,500		PNC Financial Services Group, Inc.	1,098,375
249,800		Wells Fargo & Co.	3,557,152
			23,469,860
		Beverages: 3.1%
259,671		Coca-Cola Enterprises, Inc.	3,425,061
			3,425,061
		Biotechnology: 2.5%
46,800	@	Amgen, Inc.	2,317,536
8,100	@	Genzyme Corp.	481,059
			2,798,595
		Building Materials: 0.3%
42,118		Masco Corp.	293,984
			293,984
		Chemicals: 0.7%
12,200		Praxair, Inc.	820,938
			820,938
		Commercial Services: 2.3%
344,726	@, I, L	Hertz Global Holdings, Inc.	1,354,773
29,200		Moody’s Corp.	669,264
43,000		Western Union Co.	540,510
			2,564,547
		Computers: 0.8%
29,075		Hewlett-Packard Co.	932,145
			932,145
		Cosmetics/Personal Care: 0.2%
4,700		Colgate-Palmolive Co.	277,206
			277,206
		Diversified Financial Services: 4.5%
43,800		Franklin Resources, Inc.	2,359,506
23,100		Legg Mason, Inc.	367,290
73,300		T. Rowe Price Group, Inc.	2,115,438
18,200	@	TD Ameritrade Holding Corp.	251,342
			5,093,576
		Electronics: 0.1%
2,900	@	Thermo Electron Corp.	103,443
			103,443
		Environmental Control: 0.9%
38,713		Waste Management, Inc.	991,053
			991,053
		Food: 3.7%
3,300		JM Smucker Co.	122,991
93,200		Kraft Foods, Inc.	2,077,428
89,965		Kroger Co.	1,909,057
			4,109,476
		Healthcare - Products: 3.8%
376,800	@	Boston Scientific Corp.	2,995,560
38,000	@@	Covidien Ltd.	1,263,120
			4,258,680
		Healthcare - Services: 1.4%
7,600	@	Humana, Inc.	198,208
48,700		UnitedHealth Group, Inc.	1,019,291
7,900	@	WellPoint, Inc.	299,963
			1,517,462

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Home Builders: 0.2%
21,700		Pulte Homes, Inc.	$237,181
			237,181
		Insurance: 2.6%
10,700	@@	ACE Ltd.	432,280
48,800		AON Corp.	1,992,016
21,900		Metlife, Inc.	498,663
			2,922,959
		Internet: 1.7%
123,628	@	IAC/InterActiveCorp	1,882,854
			1,882,854
		Leisure Time: 1.1%
55,800		Carnival Corp.	1,205,280
			1,205,280
		Lodging: 0.7%
46,400		Marriott International, Inc.	759,104
			759,104
		Media: 1.7%
83,500		Comcast Corp. — Class A	1,138,940
5,254	@	Time Warner Cable	130,311
20,933		Time Warner, Inc.	404,013
16,600	@	Viacom - Class B	288,189
			1,961,453
		Miscellaneous Manufacturing: 2.2%
1,900		Danaher Corp.	103,018
50,645		Eaton Corp.	1,866,775
13,700		Parker Hannifin Corp.	465,526
			2,435,319
		Oil & Gas: 6.7%
3,300		Apache Corp.	211,497
19,200		Chevron Corp.	1,291,008
37,400		ExxonMobil Corp.	2,546,940
23,700		Hess Corp.	1,284,540
19,900		Occidental Petroleum Corp.	1,107,435
7,900		Valero Energy Corp.	141,410
29,000		XTO Energy, Inc.	887,980
			7,470,810
		Oil & Gas Services: 2.9%
1,800	@	Cameron International Corp.	39,474
63,800		Halliburton Co.	986,986
54,050		Schlumberger Ltd.	2,195,511
			3,221,971
		Pharmaceuticals: 5.1%
38,000		Abbott Laboratories	1,812,600
53,900		Pfizer, Inc.	734,118
28,900		Schering-Plough Corp.	680,595
56,300	@@	Teva Pharmaceutical Industries Ltd. ADR	2,536,315
			5,763,628
		Pipelines: 0.3%
62,700		El Paso Corp.	391,875
			391,875
		Retail: 15.1%
70,500		Best Buy Co., Inc.	2,676,180
16,500		CVS Caremark Corp.	453,585
137,100		Home Depot, Inc.	3,230,076
67,431	@, W, I	HSN, Inc.	346,595
72,400	@, L	J Crew Group, Inc.	954,232
34,000		JC Penney Co., Inc.	682,380
75,900	@	Kohl’s Corp.	3,212,088
5,900		Lowe’s Cos., Inc.	107,675
101,200		Target Corp.	3,480,268
35,050		Wal-Mart Stores, Inc.	1,826,105
			16,969,184
		Semiconductors: 0.8%
59,900		Intel Corp.	901,495
			901,495
		Software: 2.5%
24,900	@	Adobe Systems, Inc.	532,611
126,600	@	Oracle Corp.	2,287,662
			2,820,273
		Telecommunications: 2.4%
84,380		AT&T, Inc.	2,126,376
13,500	@	Cisco Systems, Inc.	226,395
10,400		Corning, Inc.	138,008
52,300	@	Sprint Nextel Corp.	186,711
			2,677,490
		Total Common Stock
		(Cost $149,914,243)	108,161,802
SHORT-TERM INVESTMENTS: 7.4%
		Affiliated Mutual Fund: 4.2%
4,660,749		ING Institutional Prime Money Market Fund - Class I	4,660,749
		Total Mutual Fund
		(Cost $4,660,749)	4,660,749

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 3.2%
$3,631,620		Bank of New York Mellon Corp. Institutional Cash Reserves		$3,603,630
		Total Securities Lending Collateral
		(Cost $3,631,620)		3,603,630
		Total Short-Term Investments
		(Cost $8,292,369)		8,264,379
		Total Investments in Securities
		(Cost $158,206,612)*	103.9%	$116,426,181
		Other Assets and Liabilities - Net	(3.9)	(4,316,327)
		Net Assets	100.0%	$112,109,854

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $165,066,799.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,181,065
		Gross Unrealized Depreciation		(50,821,683)
		Net Unrealized Depreciation		$(48,640,618)

PORTFOLIO OF INVESTMENTS
ING Lord Abbett Affiliated Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$112,822,551	$—
Level 2- Other Significant Observable Inputs	3,603,630	—
Level 3- Significant Unobservable Inputs	—	—
Total	$116,426,181	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		Aerospace/Defense: 6.0%
361,720		General Dynamics Corp.	$15,043,935
322,207		Lockheed Martin Corp.	22,241,949
			37,285,884
		Apparel: 2.4%
323,437		Nike, Inc.	15,165,961
			15,165,961
		Banks: 8.6%
180,875		Goldman Sachs Group, Inc.	19,176,368
790,937		JPMorgan Chase & Co.	21,023,105
913,870		US Bancorp.	13,351,641
			53,551,114
		Biotechnology: 3.3%
30,948	@	Genzyme Corp.	1,838,002
405,127	@	Gilead Sciences, Inc.	18,765,483
			20,603,485
		Chemicals: 9.6%
97,419		Air Products & Chemicals, Inc.	5,479,819
347,395		Monsanto Co.	28,868,525
134,522	@@	Potash Corp. of Saskatchewan	10,870,723
211,425		Praxair, Inc.	14,226,788
			59,445,855
		Commercial Services: 8.3%
141,944		Mastercard, Inc.	23,772,781
493,843		Visa, Inc.	27,457,671
			51,230,452
		Computers: 6.1%
261,077	@	Apple, Inc.	27,444,414
107,784		International Business Machines Corp.	10,443,192
			37,887,606
		Healthcare - Products: 1.0%
122,465		Johnson & Johnson	6,441,659
			6,441,659
		Internet: 3.6%
64,148	@	Google, Inc. - Class A	22,327,353
			22,327,353
		Lodging: 0.4%
111,941	@, L	Wynn Resorts Ltd.	2,235,462
			2,235,462
		Mining: 1.1%
173,700	@@, L	BHP Billiton PLC ADR	6,869,835
			6,869,835
		Oil & Gas: 6.3%
405,303	@@	Petroleo Brasileiro SA ADR	12,349,582
457,073	@	Transocean, Ltd.	26,894,175
			39,243,757
		Pharmaceuticals: 5.5%
220,476		Abbott Laboratories	10,516,705
310,505	@@, L	Roche Holding AG ADR	10,681,372
550,156		Schering-Plough Corp.	12,956,174
			34,154,251
		Retail: 23.4%
322,530		Costco Wholesale Corp.	14,939,590
765,384		CVS Caremark Corp.	21,040,406
770,283		Lowe’s Cos., Inc.	14,057,665
929,362		McDonald’s Corp.	50,715,281
434,049		Wal-Mart Stores, Inc.	22,613,953
799,956		Yum! Brands, Inc.	21,982,791
			145,349,686
		Telecommunications: 3.3%
518,033		Qualcomm, Inc.	20,156,664
			20,156,664
		Transportation: 5.5%
311,068		Norfolk Southern Corp.	10,498,545
581,925		Union Pacific Corp.	23,922,937
			34,421,482
		Total Common Stock
		(Cost $662,764,959)	586,370,506
PREFERRED STOCK: 0.4%
		Banks: 0.4%
131,480	P, L	Wells Fargo & Co.	2,047,144
		Total Preferred Stock
		(Cost $2,516,649)	2,047,144
		Total Long-Term Investments
		(Cost $665,281,608)	588,417,650

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 6.9%
		Affiliated Mutual Fund: 5.3%
32,758,009		ING Institutional Prime Money Market Fund - Class I		$32,758,009
		Total Mutual Fund
		(Cost $32,758,009)		32,758,009

Principal Amount				Value
		Securities Lending Collateral(cc): 1.6%
$10,614,918		Bank of New York Mellon Corp. Institutional Cash Reserves		$10,134,396
		Total Securities Lending Collateral
		(Cost $10,614,918)		10,134,396
		Total Short-Term Investments
		(Cost $43,372,927)		42,892,405
		Total Investments in Securities
		(Cost $708,654,535)*	101.7%	$631,310,055
		Other Assets and Liabilities - Net	(1.7)	(10,251,606)
		Net Assets	100.0%	$621,058,449

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $728,762,596.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$25,658,418
		Gross Unrealized Depreciation		(123,110,959)
		Net Unrealized Depreciation		$(97,452,541)

PORTFOLIO OF INVESTMENTS
ING Marsico Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$619,128,515	$—
Level 2- Other Significant Observable Inputs	12,181,540	—
Level 3- Significant Unobservable Inputs	—	—
Total	$631,310,055	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 92.6%
		Australia: 3.0%
498,013		CSL Ltd.	$11,253,399
			11,253,399
		Belgium: 2.2%
308,477		Anheuser-Busch InBev NV	8,493,999
			8,493,999
		Brazil: 7.0%
270,600		Cia Vale do Rio Doce ADR	3,598,980
650,986		Gafisa SA	3,280,537
834,087		Itau Unibanco Banco Multiplo SA ADR	9,074,862
339,826		Petroleo Brasileiro SA ADR	10,354,498
			26,308,877
		Canada: 5.2%
100,570		Potash Corp. of Saskatchewan	8,127,062
493,690		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	11,375,075
			19,502,137
		China: 0.9%
6,357,000		Industrial and Commercial Bank of China Ltd.	3,303,872
			3,303,872
		Denmark: 3.2%
274,359	@	Vestas Wind Systems A/S	12,052,639
			12,052,639
		France: 4.0%
175,263	L	Accor SA	6,099,776
105,548		Alstom	5,473,336
80,605		BNP Paribas	3,325,491
			14,898,603
		Germany: 3.4%
117,927		Bayerische Motoren Werke AG	3,387,581
136,378		Linde AG	9,263,438
			12,651,019
		Hong Kong: 3.6%
517,000		Cheung Kong Holdings Ltd.	4,455,939
4,315,400		CNOOC Ltd.	4,336,368
933,000		Esprit Holdings Ltd.	4,760,497
			13,552,804
		India: 1.2%
349,479		ICICI Bank Ltd. ADR	4,644,576
			4,644,576
		Israel: 3.6%
302,468		Teva Pharmaceutical Industries Ltd. ADR	13,626,183
			13,626,183
		Japan: 9.5%
143,986		Daikin Industries Ltd.	3,964,223
998,000		Daiwa Securities Group, Inc.	4,422,787
171,700		Honda Motor Co., Ltd.	4,087,451
1,972,000		Marubeni Corp.	6,210,884
2,037,600		Mizuho Financial Group, Inc.	3,978,948
37,700		Nintendo Co., Ltd.	11,028,450
175,000		Sumitomo Realty & Development Co., Ltd.	1,955,195
			35,647,938
		Mexico: 2.6%
1,580,024	@, L	Cemex SA de CV ADR	9,875,150
			9,875,150
		Netherlands: 3.0%
218,246		ASML Holding NV	3,842,877
261,950		Heineken NV	7,441,286
			11,284,163
		Singapore: 1.4%
2,329,500		CapitaLand Ltd.	3,572,011
250,000		Singapore Airlines Ltd.	1,648,722
			5,220,733
		Spain: 4.5%
612,581		Gamesa Corp. Tecnologica SA	7,857,287
464,409		Telefonica SA	9,260,950
			17,118,237
		Sweden: 0.5%
52,921		Hennes & Mauritz AB	1,984,016
			1,984,016
		Switzerland: 15.7%
314,576	@	ABB Ltd.	4,387,316
71,080	@	Actelion Ltd. - Reg	3,243,830
122,836		Compagnie Financiere Richemont SA	1,917,903
341,292		Credit Suisse Group	10,391,650
241,482		Julius Baer Holding AG - Reg	5,933,412
106,593		Lonza Group AG	10,531,580
318,935		Nestle SA	10,775,017

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Switzerland (continued)
86,081		Roche Holding AG		$11,814,630
				58,995,338
		Taiwan: 4.5%
3,252,250		HON HAI Precision Industry Co., Ltd.		7,359,189
1,057,174		Taiwan Semiconductor Manufacturing Co., Ltd. ADR		9,461,707
				16,820,896
		United Kingdom: 10.4%
240,672		BG Group PLC		3,630,391
934,114		BP PLC		6,263,567
103,979		Reckitt Benckiser PLC		3,901,243
163,669		Rio Tinto PLC		5,495,673
2,229,877		Tesco PLC		10,653,763
5,266,749		Vodafone Group PLC		9,182,306
				39,126,943
		United States: 3.2%
773,049	@, L	Las Vegas Sands Corp.		2,326,877
165,374	@	Transocean, Ltd.		9,730,606
				12,057,483
		Total Common Stock
		(Cost $485,952,088)		348,419,005
SHORT-TERM INVESTMENTS: 11.4%
		Affiliated Mutual Fund: 7.0%
26,485,908		ING Institutional Prime Money Market Fund - Class I		26,485,908
		Total Mutual Fund
		(Cost $26,485,908)		26,485,908

Principal Amount				Value
		Securities Lending Collateral(cc): 4.4%
$16,697,744		Bank of New York Mellon Corp. Institutional Cash Reserves		$16,517,474
		Total Securities Lending Collateral
		(Cost $16,697,744)		16,517,474
		Total Short-Term Investments
		(Cost $43,183,652)		43,003,382
		Total Investments in Securities
		(Cost $529,135,740)*	104.0%	$391,422,387
		Other Assets and Liabilities - Net	(4.0)	(14,984,044)
		Net Assets	100.0%	$376,438,343

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $564,480,715.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$4,137,254
		Gross Unrealized Depreciation		(177,195,582)
		Net Unrealized Depreciation		$(173,058,328)

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Airlines	0.4%
Auto Manufacturers	2.0
Banks	10.8
Beverages	4.2
Biotechnology	3.0
Building Materials	3.7
Chemicals	7.4
Distribution/Wholesale	1.7
Diversified Financial Services	1.2
Electrical Components & Equipment	5.3
Electronics	2.0
Engineering & Construction	1.2
Food	5.7
Home Builders	0.9
Household Products/Wares	1.0
Lodging	2.2
Machinery - Diversified	1.5
Mining	2.4
Oil & Gas	9.1
Pharmaceuticals	7.6
Real Estate	2.7
Retail	2.3
Semiconductors	3.5
Telecommunications	7.9
Toys/Games/Hobbies	2.9
Short-Term Investments	11.4
Other Assets and Liabilities - Net	(4.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Marsico International Opportunities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                 Level 1 - quoted prices in active markets for identical investments

•                 Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$112,887,159	$—
Level 2- Other Significant Observable Inputs	278,535,228	—
Level 3- Significant Unobservable Inputs	—	—
Total	$391,422,387	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 58.8%
		Advertising: 0.6%
221,840		Omnicom Group	$5,191,056
			5,191,056
		Aerospace/Defense: 4.1%
258,950		Lockheed Martin Corp.	17,875,319
221,130		Northrop Grumman Corp.	9,650,113
206,340		United Technologies Corp.	8,868,493
			36,393,925
		Agriculture: 2.3%
71,067	S	Altria Group, Inc.	1,138,493
62,990		Lorillard, Inc.	3,889,003
444,680		Philip Morris International, Inc.	15,821,714
			20,849,210
		Apparel: 0.7%
141,880		Nike, Inc.	6,652,753
			6,652,753
		Auto Parts & Equipment: 0.2%
163,760		Johnson Controls, Inc.	1,965,120
			1,965,120
		Banks: 6.1%
201,139		Bank of America Corp.	1,371,768
485,226		Bank of New York Mellon Corp.	13,707,635
107,520		Goldman Sachs Group, Inc.	11,399,270
531,210	S	JPMorgan Chase & Co.	14,119,562
122,190		PNC Financial Services Group, Inc.	3,578,945
229,250		State Street Corp.	7,056,315
233,220		Wells Fargo & Co.	3,321,053
			54,554,548
		Beverages: 1.8%
24,090		Coca-Cola Co.	1,058,756
437,987	@@	Diageo PLC	4,890,913
42,210	@@	Heineken NV	1,199,071
31,610		Molson Coors Brewing Co.	1,083,591
153,520		PepsiCo, Inc.	7,903,210
			16,135,541
		Biotechnology: 0.3%
43,280	@	Genzyme Corp.	2,570,399
			2,570,399
		Chemicals: 1.7%
87,820		Air Products & Chemicals, Inc.	4,939,875
211,330		PPG Industries, Inc.	7,798,077
49,780		Sherwin-Williams Co.	2,587,067
			15,325,019
		Commercial Services: 0.7%
62,490		Automatic Data Processing, Inc.	2,197,148
31,980		Visa, Inc.	1,778,088
156,490		Western Union Co.	1,967,079
			5,942,315
		Computers: 2.4%
202,800	@@	Accenture Ltd.	5,574,972
221,009		Hewlett-Packard Co.	7,085,549
91,900		International Business Machines Corp.	8,904,191
			21,564,712
		Cosmetics/Personal Care: 0.6%
21,460		Colgate-Palmolive Co.	1,265,711
83,564		Procter & Gamble Co.	3,935,029
			5,200,740
		Distribution/Wholesale: 0.5%
68,230		WW Grainger, Inc.	4,788,381
			4,788,381
		Diversified Financial Services: 0.6%
73,720		Charles Schwab Corp.	1,142,660
2,340		CME Group, Inc.	576,553
39,930		Franklin Resources, Inc.	2,151,029
94,530		Invesco Ltd.	1,310,186
			5,180,428
		Electric: 3.8%
63,670		Allegheny Energy, Inc.	1,475,234
68,720		American Electric Power Co., Inc.	1,735,867
62,190		CMS Energy Corp.	736,330
130,910		Dominion Resources, Inc.	4,056,901
28,310		Entergy Corp.	1,927,628
145,232		FPL Group, Inc.	7,367,619
24,460		Northeast Utilities	528,091
125,830	@, S	NRG Energy, Inc.	2,214,608

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric (continued)
82,440		Pacific Gas & Electric Co.	$3,150,857
155,880		PPL Corp.	4,475,315
38,240		Progress Energy, Inc.	1,386,582
180,750		Public Service Enterprise Group, Inc.	5,326,703
			34,381,735
		Electronics: 0.5%
128,020	@	Agilent Technologies, Inc.	1,967,667
75,130	@	Waters Corp.	2,776,054
			4,743,721
		Food: 2.4%
37,850		General Mills, Inc.	1,887,958
29,355	@@, L	Groupe Danone	1,428,521
56,693		JM Smucker Co.	2,112,948
68,583		Kellogg Co.	2,512,195
208,100		Kroger Co.	4,415,882
268,070	@@	Nestle SA	9,056,575
			21,414,079
		Gas: 0.3%
60,930		Sempra Energy	2,817,403
			2,817,403
		Healthcare - Products: 1.6%
24,960		Densply International, Inc.	670,176
193,120		Johnson & Johnson	10,158,112
57,970		Medtronic, Inc.	1,708,376
44,600	@	Zimmer Holdings, Inc.	1,627,900
			14,164,564
		Healthcare - Services: 0.5%
68,428		UnitedHealth Group, Inc.	1,432,198
68,380	@	WellPoint, Inc.	2,596,389
			4,028,587
		Household Products/Wares: 0.3%
49,080		Clorox Co.	2,526,638
			2,526,638
		Insurance: 3.0%
336,630	S	Allstate Corp.	6,446,465
41,650		AON Corp.	1,700,153
47,850		Chubb Corp.	2,025,012
469,640		Metlife, Inc.	10,693,703
40,640		Prudential Financial, Inc.	772,973
129,850		Travelers Cos., Inc.	5,277,104
			26,915,410
		Internet: 0.1%
1,380	@	Google, Inc. - Class A	480,323
			480,323
		Leisure Time: 0.1%
122,160	L	Royal Caribbean Cruises Ltd.	978,502
			978,502
		Machinery - Diversified: 0.1%
28,720		Rockwell Automation, Inc.	627,245
			627,245
		Media: 0.8%
39,446	@, L	Time Warner Cable	978,261
270,680		Walt Disney Co.	4,915,549
269,101	@@	WPP PLC	1,513,365
			7,407,175
		Miscellaneous Manufacturing: 1.6%
110,830		3M Co.	5,510,468
91,720		Danaher Corp.	4,973,058
91,790		Eaton Corp.	3,383,379
63,483		General Electric Co.	641,813
			14,508,718
		Oil & Gas: 8.4%
74,100		Anadarko Petroleum Corp.	2,881,749
140,800	S	Apache Corp.	9,023,872
149,117	S	Chevron Corp.	10,026,627
40,930		ConocoPhillips	1,602,819
91,090		Devon Energy Corp.	4,070,812
40,380		EOG Resources, Inc.	2,211,209
277,424		ExxonMobil Corp.	18,892,574
87,580		Hess Corp.	4,746,836
125,390		Marathon Oil Corp.	3,296,503
34,944		Noble Corp.	841,801
24,790		Noble Energy, Inc.	1,335,685
35,760		Occidental Petroleum Corp.	1,990,044
276,010	@@	Total SA ADR	13,541,051
20,350	@	Ultra Petroleum Corp.	730,362
			75,191,944
		Oil & Gas Services: 0.3%
43,410		Halliburton Co.	671,553
56,720	@	National Oilwell Varco, Inc.	1,628,431
			2,299,984

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 3.8%
71,450	S	Abbott Laboratories	$3,408,165
85,640	@@	GlaxoSmithKline PLC	1,333,812
26,010	@	Mead Johnson Nutrition Co.	750,909
367,240		Merck & Co., Inc.	9,823,670
19,930	@@, L	Merck KGaA	1,756,451
194,250		Pfizer, Inc.	2,645,685
8,380	@@	Roche Holding AG	1,150,156
304,220		Wyeth	13,093,629
			33,962,477
		Pipelines: 0.1%
109,392		Williams Cos., Inc.	1,244,881
			1,244,881
		Retail: 2.7%
291,078	S	CVS Caremark Corp.	8,001,734
54,280		Home Depot, Inc.	1,278,837
460,310		Macy’s, Inc.	4,096,759
190,030		Staples, Inc.	3,441,443
43,370		Target Corp.	1,491,494
119,440		Walgreen Co.	3,100,662
46,550		Wal-Mart Stores, Inc.	2,425,255
			23,836,184
		Semiconductors: 1.0%
615,300		Intel Corp.	9,260,265
			9,260,265
		Software: 1.1%
11,910		Dun & Bradstreet Corp.	917,070
514,818	@	Oracle Corp.	9,302,761
			10,219,831
		Telecommunications: 3.2%
746,646		AT&T, Inc.	18,815,463
56,090	@	Cisco Systems, Inc.	940,629
38,360		Embarq Corp.	1,451,926
108,040	@@	Nokia OYJ ADR	1,260,827
106,330	@@	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	2,449,942
8,570		Verizon Communications, Inc.	258,814
1,983,270	@@	Vodafone Group PLC	3,457,729
			28,635,330
		Toys/Games/Hobbies: 0.2%
77,460		Hasbro, Inc.	1,941,922
			1,941,922
		Transportation: 0.3%
6,516		Burlington Northern Santa Fe Corp.	391,937
36,470		United Parcel Service, Inc. - Class B	1,795,053
			2,186,990
		Total Common Stock
		(Cost $685,023,140)	526,088,055

Principal Amount			Value
CORPORATE BONDS/NOTES: 10.0%
		Agriculture: 0.2%
$614,000		Altria Group, Inc., 9.700%, due 11/10/18	$669,399
689,000		Philip Morris International, Inc., 4.875%, due 05/16/13	697,163
			1,366,562
		Banks: 1.2%
617,000		Bank of America Corp., 5.490%, due 03/15/19	365,218
558,000	@@, #, C	BNP Paribas, 7.195%, due 12/31/49	285,891
1,268,000		Capital One Financial Corp., 6.150%, due 09/01/16	803,705
837,000	@@, #, C	DBS Capital Funding Corp., 7.657%, due 03/31/49	710,740
1,113,000		Goldman Sachs Group, Inc., 5.625%, due 01/15/17	868,271
501,000		Goldman Sachs Group, Inc., 7.500%, due 02/15/19	500,766
927,000	C	Morgan Stanley, 5.750%, due 10/18/16	845,146
1,320,000	C	Morgan Stanley, 6.625%, due 04/01/18	1,260,723
1,431,000	@@, #, C	Natixis, 10.000%, due 04/29/49	430,041
497,000	@@, #, C	Nordea Bank AB, 5.424%, due 12/29/49	201,493
932,000		PNC Funding Corp., 5.625%, due 02/01/17	859,448
320,000	@@, #, C	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	140,971
1,280,000	@@, #	Unicredit Luxembourg Finance SA, 6.000%, due 10/31/17	704,997
1,619,000	@@, #, C	Unicredito Italiano Capital Trust II, 9.200%, due 10/29/49	455,922
687,000		Wachovia Corp., 5.250%, due 08/01/14	571,056
2,157,000	@@, #, C	Woori Bank, 6.125%, due 05/03/16	1,525,428
			10,529,816
		Beverages: 0.3%
1,007,000	@@	Diageo Finance BV, 5.500%, due 04/01/13	1,041,762
360,000	C	Dr Pepper Snapple Group, Inc., 6.120%, due 05/01/13	356,346
437,000	C	Dr Pepper Snapple Group, Inc., 6.820%, due 05/01/18	413,126
1,119,000	#, C	Miller Brewing Co., 5.500%, due 08/15/13	1,078,798
			2,890,032
		Building Materials: 0.0%
104,000	C	CRH America, Inc., 6.950%, due 03/15/12	92,978
			92,978

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Commercial Services: 0.2%
$1,504,000	C	Western Union Co., 5.400%, due 11/17/11	$1,534,515
			1,534,515
		Diversified Financial Services: 1.2%
1,788,000		American Express Co., 5.500%, due 09/12/16	1,469,253
1,754,000	@@, #, C	BAE Systems Holdings, Inc., 5.200%, due 08/15/15	1,713,234
904,000	C	Fund American Cos., Inc., 5.875%, due 05/15/13	694,628
421,000		General Electric Capital Corp., 5.450%, due 01/15/13	405,767
1,293,000		HSBC Finance Corp., 5.250%, due 01/14/11	1,108,864
1,273,000	±, C	Lehman Brothers Holdings, Inc., 6.500%, due 07/19/17	127
1,159,000	C	Merrill Lynch & Co., Inc., 6.110%, due 01/29/37	577,226
990,000		Merrill Lynch & Co., Inc., 6.150%, due 04/25/13	832,903
805,000	@@, C	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	540,058
1,413,000	@@	ORIX Corp., 5.480%, due 11/22/11	963,854
1,782,000	C	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	487,176
1,310,000	@@	UFJ Finance Aruba AEC, 6.750%, due 07/15/13	1,349,063
517,000	#, C	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	205,059
1,710,000	#, C	ZFS Finance USA Trust V, 6.500%, due 05/09/37	701,931
			11,049,143
		Electric: 1.5%
1,971,000	C, I	Bruce Mansfield Unit, 6.850%, due 06/01/34	1,533,474
902,000	@@, #, C	EDP Finance BV, 6.000%, due 02/02/18	862,577
1,268,000	@@, #, C	Enel Finance International SA, 6.250%, due 09/15/17	1,150,794
2,181,000	C	Exelon Generation Co., LLC, 6.950%, due 06/15/11	2,228,110
1,938,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	1,940,907
2,198,000	@@	Hydro Quebec, 6.300%, due 05/11/11	2,364,312
352,000	C	Midamerican Energy Holdings Co., 5.875%, due 10/01/12	365,725
377,000	C	Midamerican Funding, LLC, 6.927%, due 03/01/29	362,828
1,319,000	C	Oncor Electric Delivery Co., 7.000%, due 09/01/22	1,232,590
755,000	C	PSEG Power, LLC, 5.500%, due 12/01/15	695,027
991,000	C	PSEG Power, LLC, 6.950%, due 06/01/12	1,014,690
			13,751,034
		Environmental Control: 0.1%
1,095,000	C	Waste Management, Inc., 7.375%, due 08/01/10	1,120,622
			1,120,622
		Food: 0.0%
190,000	C	General Mills, Inc., 5.650%, due 02/15/19	193,794
			193,794
		Hand/Machine Tools: 0.1%
1,283,000	C, I	Kennametal, Inc., 7.200%, due 06/15/12	1,291,171
			1,291,171
		Healthcare - Products: 0.1%
442,000	C	Hospira, Inc., 5.550%, due 03/30/12	447,889
832,000	C	Hospira, Inc., 6.050%, due 03/30/17	743,686
			1,191,575
		Healthcare - Services: 0.2%
112,000	C	HCA, Inc., 8.750%, due 09/01/10	112,000
740,000	#, C	Roche Holdings, Inc., 6.000%, due 03/01/19	763,072
770,000	#, C	Roche Holdings, Inc., 7.000%, due 03/01/39	808,330
			1,683,402
		Household Products/Wares: 0.2%
1,385,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	1,359,851
			1,359,851
		Insurance: 0.3%
132,000	C	Allstate Corp., 5.550%, due 05/09/35	91,526
1,077,000	C	Allstate Corp., 6.125%, due 12/15/32	824,292
510,000	#, I	American International Group, Inc., 8.250%, due 08/15/18	218,477
1,854,000	C	Chubb Corp., 6.375%, due 03/29/67	1,059,691
480,000	#	Metropolitan Life Global Funding I, 5.125%, due 04/10/13	438,767
			2,632,753
		Iron/Steel: 0.1%
1,462,000	@@, C	ArcelorMittal, 6.125%, due 06/01/18	1,059,374
			1,059,374
		Lodging: 0.1%
942,000	C, I	Wyndham Worldwide Corp., 6.000%, due 12/01/16	480,600
			480,600
		Machinery - Construction & Mining: 0.1%
873,000	@@, #, C	Atlas Copco AB, 5.600%, due 05/22/17	789,971
			789,971
		Media: 0.5%
778,000	C	CBS Corp., 6.625%, due 05/15/11	749,269
1,028,000	C	COX Communications, Inc., 4.625%, due 06/01/13	935,716
1,329,000	C	Hearst-Argyle Television, Inc., 7.500%, due 11/15/27	1,044,524
819,000		News America Holdings, 8.500%, due 02/23/25	755,428
1,029,000		Time Warner Entertainment Co. LP, 8.375%, due 07/15/33	975,884
			4,460,821
		Miscellaneous Manufacturing: 0.1%
1,182,000	@@, C	Tyco Electronics Group SA, 6.550%, due 10/01/17	895,779
			895,779
		Oil & Gas: 1.0%
1,140,000	C	Anadarko Petroleum Corp., 6.450%, due 09/15/36	798,864
740,000	C	ConocoPhillips, 6.500%, due 02/01/39	724,189

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas (continued)
$1,794,000	C	Devon OEI Operating, Inc., 7.250%, due 10/01/11	$1,898,075
250,000	C	Hess Corp., 8.125%, due 02/15/19	258,154
313,000	@@, C	Nexen, Inc., 5.875%, due 03/10/35	207,631
1,403,000	@@, C	Petro-Canada, 6.050%, due 05/15/18	1,208,475
646,000	@@, #, C	Petroleos Mexicanos, 8.000%, due 05/03/19	633,080
925,000	@@, #, C	Ras Laffan Liquefied Natural Gas Co., Ltd. II, 5.832%, due 09/30/16	874,375
1,480,000	@@, C	Shell International Finance BV, 4.000%, due 03/21/14	1,502,446
1,136,000	C	Valero Energy Corp., 6.875%, due 04/15/12	1,147,286
			9,252,575
		Pharmaceuticals: 0.4%
1,433,000	C	Allergan, Inc., 5.750%, due 04/01/16	1,402,689
712,000	C	Cardinal Health, Inc., 5.800%, due 10/15/16	654,950
453,000	C	GlaxoSmithKline Capital, Inc., 4.850%, due 05/15/13	471,739
730,000	C	Pfizer, Inc., 6.200%, due 03/15/19	779,427
460,000	C	Pfizer, Inc., 7.200%, due 03/15/39	494,887
			3,803,692
		Pipelines: 0.5%
1,024,000	C	CenterPoint Energy Resources Corp., 7.875%, due 04/01/13	1,049,292
768,000	C	Enterprise Products Operating L.P., 6.500%, due 01/31/19	706,913
1,459,000	C	Kinder Morgan Energy Partners LP, 6.750%, due 03/15/11	1,488,486
15,000	C	Kinder Morgan Energy Partners LP, 7.400%, due 03/15/31	13,418
420,000	C	Kinder Morgan Energy Partners LP, 7.750%, due 03/15/32	394,205
778,000	C	Spectra Energy Capital, LLC, 8.000%, due 10/01/19	783,734
			4,436,048
		Real Estate: 0.4%
365,000	C	Boston Properties, Inc., 5.000%, due 06/01/15	262,369
1,637,000	C	HRPT Properties Trust, 6.250%, due 08/15/16	1,080,058
64,000	C	Kimco Realty Corp., 6.000%, due 11/30/12	48,796
1,635,000	C	Prologis, 5.750%, due 04/01/16	899,639
1,228,000	C	Simon Property Group LP, 5.875%, due 03/01/17	948,628
432,000	C	Vornado Realty LP, 4.750%, due 12/01/10	402,287
			3,641,777
		Retail: 0.4%
952,000	C	CVS Caremark Corp., 6.125%, due 08/15/16	959,817
418,000	C	Home Depot, Inc., 5.875%, due 12/16/36	296,846
941,000	C	Limited Brands, 5.250%, due 11/01/14	661,000
1,779,000		Wal-Mart Stores, Inc., 5.250%, due 09/01/35	1,604,276
			3,521,939
		Telecommunications: 0.7%
624,000	C	AT&T Mobility, LLC, 6.500%, due 12/15/11	658,055
1,070,000	C	AT&T, Inc., 6.550%, due 02/15/39	973,461
1,230,000	@@, C	Rogers Communications, Inc., 6.800%, due 08/15/18	1,231,465
653,000	@@, C	Telecom Italia Capital SA, 5.250%, due 11/15/13	587,001
468,000	@@, C	Telefonica Europe BV, 7.750%, due 09/15/10	488,882
1,854,000	C	Verizon New York, Inc., 6.875%, due 04/01/12	1,900,248
			5,839,112
		Transportation: 0.1%
99,000	C	CSX Corp., 6.750%, due 03/15/11	99,677
796,000		CSX Corp., 7.900%, due 05/01/17	779,037
			878,714
		Total Corporate Bonds/Notes
		(Cost $108,774,800)	89,747,650
U.S. GOVERNMENT AGENCY OBLIGATIONS: 16.6%
		Federal Home Loan Mortgage Corporation##: 5.0%
4,601,494		4.500%, due 08/01/18-04/01/35	4,751,712
12,447,373		5.000%, due 03/01/18-10/01/35	12,898,085
10,959,866		5.500%, due 01/01/19-12/01/33	11,420,741
11,202,816		6.000%, due 04/01/16-08/01/34	11,752,071
3,478,552		6.500%, due 10/01/34-07/01/37	3,679,112
			44,501,721
		Federal National Mortgage Association##: 10.3%
150,123		4.010%, due 08/01/13	153,102
457,975		4.020%, due 08/01/13	467,922
4,840,128		4.500%, due 04/01/18-09/01/35	4,990,546
858,680		4.589%, due 05/01/14	891,610
373,807		4.630%, due 04/01/14	388,374
109,696		4.751%, due 04/01/13	114,405
738,437		4.790%, due 12/01/12	769,981
403,409		4.840%, due 08/01/14	423,418
30,032		4.845%, due 06/01/13	31,482
19,474		4.872%, due 02/01/14	20,374
421,967		4.880%, due 03/01/20	441,264
678,172		4.921%, due 04/01/15	714,063
248,000		4.940%, due 08/01/15	256,777
14,500,623		5.000%, due 11/01/17-07/01/35	15,044,803
8,566		5.190%, due 11/01/15	9,152
330,000		5.370%, due 05/01/18	345,019
16,602		5.450%, due 04/01/17	17,965
292,927		5.466%, due 11/01/15	316,743
34,971,099		5.500%, due 11/01/17-04/01/35	36,451,035

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$16,345		5.549%, due 02/01/13	$17,352
20,348,753		6.000%, due 02/01/17-12/01/35	21,340,926
7,078		6.253%, due 09/01/11	7,505
227,399		6.330%, due 03/01/11	240,259
6,794,286		6.500%, due 06/01/31-02/01/37	7,195,614
1,046,000		6.625%, due 11/15/10	1,136,420
296,130		7.500%, due 02/01/30-02/01/32	320,899
			92,107,010
		Government National Mortgage Association: 1.2%
1,023,194		4.500%, due 07/20/33-12/20/34	1,050,002
1,112,700		5.000%, due 07/20/33-10/15/34	1,158,165
4,557,039		5.500%, due 11/15/32-08/15/33	4,764,270
3,833,699		6.000%, due 04/15/33-07/15/34	4,023,006
			10,995,443
		Other U.S. Agency Obligations: 0.1%
425,000		Financing Corp., 9.650%, due 11/02/18	641,298
			641,298
		Total U.S. Government Agency Obligations
		(Cost $142,707,180)	148,245,472
U.S. TREASURY OBLIGATIONS: 8.2%
		U.S. Treasury Bonds: 2.8%
4,501,000		3.875%, due 02/15/13	4,932,115
1,164,000		4.500%, due 02/15/36	1,341,511
485,000		4.750%, due 08/15/17	567,450
1,221,000		5.000%, due 05/15/37	1,519,383
978,000		5.125%, due 05/15/16	1,167,030
4,702,000		5.375%, due 02/15/31	5,929,664
1,500,000		6.000%, due 02/15/26	1,976,720
232,000		6.500%, due 02/15/10	243,963
390,000		6.750%, due 08/15/26	554,897
390,000		8.000%, due 11/15/21	577,200
4,440,000	L	8.500%, due 02/15/20	6,630,865
57,000	L	9.875%, due 11/15/15	83,492
			25,524,290
		U.S. Treasury Notes: 5.4%
5,301,000		0.875%, due 02/28/11	5,312,784
4,247,000		1.500%, due 12/31/13	4,237,712
1,682,000		2.000%, due 11/30/13	1,717,218
1,665,000		2.375%, due 08/31/10	1,706,300
663,000		2.625%, due 02/29/16	680,145
11,612,000		3.125%, due 09/30/13	12,439,367
3,800,000		3.500%, due 05/31/13	4,122,111
6,383,000		4.125%, due 08/31/12	6,992,379
9,881,000		5.125%, due 06/30/11	10,836,680
			48,044,696
		Total U.S. Treasury Obligations
		(Cost $70,086,426)	73,568,986
ASSET-BACKED SECURITIES: 1.0%
		Home Equity Asset-Backed Securities: 0.2%
1,481,000	#, C, I	Bayview Financial Revolving Mortgage Loan Trust, 1.323%, due 12/28/40	651,640
1,076,000	C	GMAC Mortgage Corp. Loan Trust, 5.805%, due 10/25/36	418,022
1,204,000	C	Residential Funding Mortgage Securities II, Inc., 5.320%, due 12/25/35	342,899
			1,412,561
		Other Asset-Backed Securities: 0.8%
6,602	C	Countrywide Asset-Backed Certificates, 4.575%, due 07/25/35	6,190
167,103	C	Countrywide Asset-Backed Certificates, 4.823%, due 08/25/35	157,212
919,000	C	Countrywide Asset-Backed Certificates, 5.689%, due 10/25/46	369,628
595,765	C	Small Business Administration, 4.770%, due 04/01/24	629,848
841,632	C	Small Business Administration, 4.990%, due 09/01/24	890,291
3,070,673	C	Small Business Administration, 5.110%, due 08/01/25	3,245,326
957,437	C	Small Business Administration, 5.180%, due 05/01/24	1,008,518
1,125,123	C	Structured Asset Securities Corp., 4.670%, due 03/25/35	887,297
			7,194,310
		Total Asset-Backed Securities
		(Cost $11,442,944)	8,606,871
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.5%
2,000,000	C	Banc of America Commercial Mortgage, Inc., 5.745%, due 02/10/51	1,426,608
31,729	#, C	BlackRock Capital Finance LP, 7.750%, due 09/25/26	19,089
5,084	C	Chase Commercial Mortgage Securities Corp., 7.543%, due 07/15/32	5,077
3,050,000	C	Citigroup Commercial Mortgage Trust, 5.700%, due 12/10/49	2,104,899
990,000	C	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, due 12/11/49	661,815
1,442,297	C	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	946,731
654,610	C	Entergy Louisiana, LLC, 8.090%, due 01/02/17	645,893
1,102,000	C	GE Capital Commercial Mortgage Corp., 5.335%, due 03/10/44	537,893
1,168,025	C	Greenwich Capital Commercial Funding Corp., 4.305%, due 08/10/42	1,125,753
1,660,000	C	Greenwich Capital Commercial Funding Corp., 5.317%, due 06/10/36	1,423,915
122,000	C	Greenwich Capital Commercial Funding Corp., 5.475%, due 03/10/39	48,265

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$1,180,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.780%, due 07/15/42		$622,416
1,452,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 4.948%, due 09/12/37		707,625
1,660,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.231%, due 05/15/41		1,366,072
1,007,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.475%, due 04/15/43		732,659
1,000,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.819%, due 06/15/49		690,955
1,037,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.875%, due 04/15/45		785,661
789,000	C	Merrill Lynch Mortgage Trust, 5.829%, due 06/12/50		112,787
36,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.473%, due 02/12/39		17,763
1,442,297	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.749%, due 06/12/50		915,072
7,118,682	#, C, ^	Morgan Stanley Capital I, 0.501%, due 11/15/30		153,668
139,170	C	Multi-Family Capital Access One, Inc., 6.650%, due 01/15/24		139,007
1,702,361	#, C, I	Nomura Asset Securities Corp., 9.938%, due 04/04/27		1,812,588
772,000	C	RAAC Series, 4.971%, due 09/25/34		554,085
1,290,213	#, C, I	Spirit Master Funding, LLC, 5.050%, due 07/20/23		1,056,410
492,656	#, C, I	System Energy Resources, Inc., 5.129%, due 01/15/14		455,281
70,000	C	Wachovia Bank Commercial Mortgage Trust, 4.750%, due 05/15/44		34,848
1,447,152	C	Wachovia Bank Commercial Mortgage Trust, 4.847%, due 10/15/41		1,191,529
617,962	C	Wachovia Bank Commercial Mortgage Trust, 5.795%, due 07/15/45		299,119
2,400,000	C	Wachovia Bank Commercial Mortgage Trust, 5.903%, due 02/15/51		1,481,100
1,387,000	C	Wachovia Bank Commercial Mortgage Trust, 5.957%, due 06/15/45		614,924
		Total Collateralized Mortgage Obligations
		(Cost $33,591,580)		22,689,507
MUNICIPAL BONDS: 0.3%
		Massachusetts: 0.3%
2,500,000	C	Massachusetts Bay Transportation Authority, 5.250%, due 07/01/33		2,583,475
		Total Municipal Bonds
		(Cost $2,701,488)		2,583,475
OTHER BONDS: 0.2%
		Foreign Government Bonds: 0.2%
1,884,000		Province of Ontario Canada, 5.000%, due 10/18/11		2,000,083
		Total Other Bonds
		(Cost $1,890,567)		2,000,083
		Total Long-Term Investments
		(Cost $1,056,218,125)		873,530,099
SHORT-TERM INVESTMENTS: 2.0%
		Commercial Paper: 1.5%
13,094,000		HSBC Holdings PLC, 0.250%, due 04/01/09		13,093,909
		Total Commercial Paper
		(Cost $13,093,909)		13,093,909
		Securities Lending Collateral(cc): 0.5%
5,233,505		Bank of New York Mellon Corp. Institutional Cash Reserves		4,756,440
		Total Securities Lending Collateral
		(Cost $5,233,505)		4,756,440
		Total Short-Term Investments
		(Cost $18,327,414)		17,850,349
		Total Investments in Securities
		(Cost $1,074,545,539)*	99.6%	$891,380,448
		Other Assets and Liabilities - Net	0.4	3,821,361
		Net Assets	100.0%	$895,201,809

@	Non-income producing security
@@	Foreign Issuer
ADR	American Depositary Receipt
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security
L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
±	Defaulted security
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
*	Cost for federal income tax purposes is $1,108,206,839.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$12,405,187
	Gross Unrealized Depreciation	(229,231,587)
	Net Unrealized Depreciation	$(216,826,400)

PORTFOLIO OF INVESTMENTS
ING MFS Total Return Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio's investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$500,301,462	$—
Level 2- Other Significant Observable Inputs	390,408,257	—
Level 3- Significant Unobservable Inputs	670,729	—
Total	$891,380,448	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$937,425	$—
Net Purchases/(Sales)	(193)	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	(266,503)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$670,729	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.2%
		Electric: 40.5%
1,492,980	@	AES Corp.	$8,674,214
393,900		Allegheny Energy, Inc.	9,126,663
338,260		American Electric Power Co., Inc.	8,544,448
219,840	@@	CEZ A/S	7,862,478
1,146,070		CMS Energy Corp.	13,569,469
104,390		Constellation Energy Group, Inc.	2,156,697
302,900		DPL, Inc.	6,827,366
11,600		DTE Energy Co.	321,320
1,081,730	@	Dynegy, Inc. - Class A	1,525,239
431,879	@@	E.ON AG	12,058,001
187,530	S	Edison International	5,402,739
8,400		Entergy Corp.	571,956
96,000	@@	Gaz de France	3,292,288
294,000		Northeast Utilities	6,347,460
868,614	@, S	NRG Energy, Inc.	15,287,603
433,300		PPL Corp.	12,440,043
131,650		Progress Energy, Inc.	4,773,629
374,520		Public Service Enterprise Group, Inc.	11,037,104
192,747	@@	Red Electrica de Espana	7,529,678
43,700	@@	RWE AG	3,077,726
124,400		Westar Energy, Inc.	2,180,732
74,900		Wisconsin Energy Corp.	3,083,633
90,160		Xcel Energy, Inc.	1,679,681
			147,370,167
		Gas: 5.1%
73,500		CenterPoint Energy, Inc.	766,605
222,350	@@, S	Enagas	3,148,386
314,500		NiSource, Inc.	3,082,100
249,720		Sempra Energy	11,547,053
			18,544,144
		Media: 3.4%
598,000		Comcast Corp. – Special Class A	7,696,260
184,626	@	Time Warner Cable	4,578,725
			12,274,985
		Oil & Gas: 8.3%
504,630		EQT Corp.	15,810,058
319,390		Questar Corp.	9,399,648
43,500	@	Transocean, Ltd.	2,559,540
82,255		XTO Energy, Inc.	2,518,648
			30,287,894
		Pipelines: 4.5%
1,073,610		El Paso Corp.	6,710,063
8,200		Oneok, Inc.	185,566
330,530		Spectra Energy Corp.	4,673,694
414,741		Williams Cos., Inc.	4,719,753
			16,289,076
		Telecommunications: 26.4%
254,320	@@	America Movil SA de CV - Series L ADR	6,886,986
381,810		AT&T, Inc.	9,621,612
479,960	@@	Cellcom Israel Ltd.	10,223,148
208,600	@@	Deutsche Telekom AG	2,589,249
206,500	@	MetroPCS Communications, Inc.	3,527,020
123,630	@@	Mobile Telesystems Finance SA ADR	3,699,010
241,140	@@	MTN Group Ltd.	2,675,569
226,720	@	NII Holdings, Inc.	3,400,800
35,300	@@	Partner Communications ADR	533,736
17,500	@@	Philippine Long Distance Telephone Co.	782,452
26,100	@@	Philippine Long Distance Telephone Co. ADR	1,151,793
482,600	@@	Rogers Communications, Inc. - Class B (Canadian Denominated Security)	11,119,551
472,090	@@	Royal KPN NV	6,302,911
537,080	@@	Telefonica SA	10,710,109
81,400		Verizon Communications, Inc.	2,458,280
818,500		Virgin Media, Inc.	3,928,800
211,800	@@	Vivo Participacoes SA ADR	2,763,990
4,675,110	@@	Vodafone Group PLC	8,150,814
695,714		Windstream Corp.	5,607,455
			96,133,285
		Total Common Stock
		(Cost $462,124,928)	320,899,551

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 4.5%
			Electric: 3.8%
573,387	@@		AES Tiete SA	$4,389,849
666,720	@@		Eletropaulo Metropolitana de Sao Paulo SA	9,406,939
				13,796,788
			Pipelines: 0.7%
4,230			El Paso Corp.	2,454,458
				2,454,458
			Total Preferred Stock
			(Cost $18,153,221)	16,251,246

Principal Amount				Value
CONVERTIBLE BONDS: 1.3%
			Oil & Gas: 0.4%
$2,038,000	C		Chesapeake Energy Corp., 2.500%, due 05/15/37	$1,350,175
				1,350,175
			Telecommunications: 0.9%
791,000			NII Holdings, Inc., 3.125%, due 06/15/12	553,700
5,118,000	#		Virgin Media, Inc., 6.500%, due 11/15/16	2,776,515
				3,330,215
			Total Convertible Bonds
			(Cost $4,511,441)	4,680,390
CORPORATE BONDS/NOTES: 2.5%
			Electric: 0.8%
2,315,000	#, C		AES Corp., 9.750%, due 04/15/16	2,187,675
640,000	C		Centerpoint Ener Houston, 7.000%, due 03/01/14	668,127
				2,855,802
			Media: 0.2%
825,000	#, C		CSC Holdings, Inc., 8.625%, due 02/15/19	798,188
				798,188
			Oil & Gas: 0.6%
2,281,000			Chesapeake Energy Corp., 9.500%, due 02/15/15	2,229,678
				2,229,678
			Pipelines: 0.1%
180,000			El Paso Corp., 8.250%, due 02/15/16	169,200
460,000	C		Williams Cos., Inc., 8.750%, due 03/15/32	418,418
				587,618
			Telecommunications: 0.8%
1,650,000	C		MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,608,750
1,350,000	C		Sprint Capital Corp., 7.625%, due 01/30/11	1,255,500
				2,864,250
			Total Corporate Bonds/Notes
			(Cost $9,132,645)	9,335,536
			Total Investments in Securities
		(Cost $493,922,235)*	96.5%	$351,166,723
		Other Assets and Liabilities - Net	3.5	12,580,004
		Net Assets	100.0%	$363,746,727

	@		Non-income producing security
	@@		Foreign Issuer
	ADR		American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C		Bond may be called prior to maturity date.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*		Cost for federal income tax purposes is $506,166,161.
			Net unrealized depreciation consists of:
			Gross Unrealized Appreciation	$3,984,018
			Gross Unrealized Depreciation	(158,983,456)
			Net Unrealized Depreciation	$(154,999,438)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$266,516,678	$—
Level 2- Other Significant Observable Inputs	84,650,045	(1,146,939)
Level 3- Significant Unobservable Inputs	—	—
Total	$351,166,723	$(1,146,939)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$180,288	Foreign Exchange Contracts	$1,327,227

Total	$180,288		$1,327,227

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING MFS Utilities Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 138,534	BUY	5/18/09	182,325	184,056	$1,731
EU Euro
EUR 85,186	BUY	5/20/09	109,554	113,179	3,625
EU Euro
EUR 771,883	BUY	5/20/09	988,705	1,025,531	36,826
EU Euro
EUR 59,537	BUY	5/20/09	76,684	79,102	2,418
EU Euro
EUR 185,615	BUY	5/20/09	233,957	246,610	12,653
EU Euro
EUR 500,809	BUY	5/20/09	637,705	665,380	27,675
EU Euro
EUR 270,914	BUY	5/20/09	347,034	359,938	12,904
EU Euro
EUR 57,219	BUY	5/20/09	72,866	76,022	3,156
EU Euro
EUR 111,236	BUY	5/20/09	141,291	147,789	6,498
EU Euro
EUR 1,468	BUY	5/20/09	1,848	1,950	102
EU Euro
EUR 70,378	BUY	5/20/09	88,538	93,505	4,967
EU Euro
EUR 262,330	BUY	5/20/09	331,594	348,534	16,940
British Pound
GBP 129,855	BUY	5/15/09	184,407	186,347	1,940
British Pound
GBP 171,299	BUY	5/18/09	244,186	245,823	1,637
British Pound
GBP 158,082	BUY	5/18/09	225,144	226,856	1,712
British Pound
GBP 107,247	BUY	5/18/09	155,291	153,905	(1,386)
British Pound
GBP 371,997	BUY	5/18/09	533,172	533,836	664
British Pound
GBP 84,424	BUY	5/18/09	122,867	121,153	(1,714)
British Pound
GBP 131,175	BUY	5/18/09	186,425	188,243	1,818
British Pound
GBP 412,878	BUY	5/19/09	600,036	592,504	(7,532)
					$126,634
EU Euro
EUR 20,434	SELL	5/18/09	25,861	27,148	$(1,287)
EU Euro
EUR 113,788	SELL	5/18/09	144,010	151,178	(7,168)
EU Euro
EUR 299,209	SELL	5/18/09	409,067	397,529	11,538
EU Euro
EUR 25,622,412	SELL	5/20/09	33,009,354	34,042,177	(1,032,823)
EU Euro
EUR 541,120	SELL	5/20/09	697,522	718,937	(21,415)
EU Euro
EUR 157,475	SELL	5/20/09	200,954	209,223	(8,269)
EU Euro
EUR 23,875	SELL	5/20/09	30,467	31,721	(1,254)
EU Euro
EUR 126,685	SELL	5/20/09	162,251	168,314	(6,063)
EU Euro
EUR 488,246	SELL	5/20/09	620,717	648,688	(27,971)
EU Euro
EUR 151,830	SELL	5/20/09	193,025	201,723	(8,698)
EU Euro
EUR 780,820	SELL	5/20/09	994,349	1,037,405	(43,056)

PORTFOLIO OF INVESTMENTS
ING MFS Utilities Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
EU Euro
EUR 476,173	SELL	5/20/09	604,835	632,648	$(27,813)
EU Euro
EUR 187,975	SELL	5/20/09	236,593	249,745	(13,152)
EU Euro
EUR 73,524	SELL	5/20/09	92,494	97,684	(5,190)
EU Euro
EUR 161,293	SELL	5/20/09	203,880	214,296	(10,416)
EU Euro
EUR 296,318	SELL	5/20/09	374,309	393,691	(19,382)
EU Euro
EUR 170,310	SELL	5/20/09	214,820	226,275	(11,455)
EU Euro
EUR 117,140	SELL	5/20/09	150,584	155,633	(5,049)
EU Euro
EUR 120,371	SELL	5/20/09	156,358	159,926	(3,568)
EU Euro
EUR 281,614	SELL	5/20/09	385,011	374,155	10,856
EU Euro
EUR 86,191	SELL	5/20/09	116,795	114,514	2,281
EU Euro
EUR 67,077	SELL	5/20/09	91,506	89,119	2,387
EU Euro
EUR 332,677	SELL	5/20/09	453,838	441,998	11,840
EU Euro
EUR 35,279	SELL	5/20/09	47,678	46,872	806
EU Euro
EUR 145,035	SELL	5/20/09	196,009	192,695	3,314
British Pound
GBP 3,164,072	SELL	5/18/09	4,508,802	4,540,613	(31,811)
British Pound
GBP 3,164,072	SELL	5/18/09	4,511,698	4,540,613	(28,915)
British Pound
GBP 79,256	SELL	5/18/09	111,897	113,737	(1,840)
					$(1,273,573)

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.1%
		Australia: 4.5%
77,805		Computershare Ltd.	$474,409
34,500		CSL Ltd.	779,583
94,919		Downer EDI Ltd.	293,423
25,600		Energy Resources of Australia Ltd.	380,614
322,583		Futuris Corp., Ltd.	79,906
169,185	@	Iluka Resources Ltd.	474,241
509,728		John Fairfax Holdings Ltd.	360,718
67,700		Lion Nathan Ltd.	379,321
78,400		Metcash Ltd.	220,801
55,400		Nufarm Ltd.	437,177
66,492		Sonic Healthcare Ltd.	512,182
314,400		Tattersall’s Ltd.	605,131
95,825		Transpacific Industries Group Ltd.	119,938
			5,117,444
		Austria: 1.8%
23,100		Andritz AG	709,478
13,000		Kapsch TrafficCom AG	255,420
23,000		Rosenbauer International AG	720,530
14,000		Schoeller-Bleckmann Oilfield Equipment AG	403,236
			2,088,664
		Barbados: 0.2%
3,900		Everest Re Group Ltd.	276,120
			276,120
		Belgium: 0.6%
1,500		Colruyt SA	343,996
9,900		EVS Broadcast Equipment SA	324,571
			668,567
		Bermuda: 1.2%
5,500		Credicorp Ltd.	257,620
119,700		SeaDrill Ltd. ADR	1,157,070
			1,414,690
		Brazil: 1.4%
258,300		BM&F BOVESPA SA	785,005
49,200	@	GVT Holding SA	553,984
16,400		Natura Cosmeticos SA	160,695
8,600		Vivo Participacoes SA ADR	112,230
			1,611,914
		Canada: 4.4%
11,400		Agnico-Eagle Mines Ltd.	655,265
7,600		Biovail Corp.	83,220
16,189		Crescent Point Energy Trust	338,469
9,600	@	Eldorado Gold Corp. (Canadian Denominated Security)	86,802
12,800		First Quantum Minerals Ltd.	360,406
2,900		First Quantum Minerals Ltd.	81,813
15,000		Fortis, Inc.	263,404
14,400		Metro Inc.	432,868
38,646	@	Open Text Corp.	1,330,968
15,694		SNC-Lavalin Group, Inc.	398,947
14,800		Tim Hortons, Inc.	375,476
14,600		TSX Group, Inc.	413,983
21,700	@	Westjet Airlines Ltd.	202,749
			5,024,370
		China: 5.1%
138,000	@	Anhui Conch Cement Co., Ltd.	762,295
618,000		Beijing Capital International Airport Co., Ltd.	274,818
238,000		China High Speed Transmission Equipment Group Co., Ltd.	340,161
280,000		China National Building Material Co., Ltd.	414,358
941,879	@	China South Locomotive and Rolling Stock Corp.	430,289
129,000		China Yurun Food Group Ltd.	164,789
7,670		Ctrip.com International Ltd. ADR	210,158
70,000		Hengan International Group Co., Ltd.	281,576
1,148,000		Maanshan Iron & Steel	404,041
12,025		Mindray Medical International Ltd. ADR	222,583
134,000		Parkson Retail Group Ltd.	135,931
19,800	@	Shanda Interactive Entertainment Ltd. ADR	782,694
657,500		Sino-Ocean Land Holdings Ltd.	432,626
13,500	@	Sohucom, Inc.	557,685
899,000		Want Want China Holdings Ltd.	417,192
			5,831,196
		Denmark: 1.5%
8,800	@	Genmab A/S	333,434
11,000		Novozymes A/S	795,762
6,300	@	Topdanmark A/S	620,177
			1,749,373

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Finland: 0.9%
24,000		Elisa OYJ	$349,837
140,000		F-Secure OYJ	381,050
14,100		Kone OYJ	292,094
			1,022,981
		France: 5.8%
26,530	@	Alten	385,026
22,000		Bourbon SA	717,950
4,500	@	Easydentic	37,609
55,412	@	Homair SA	159,625
5,000		Iliad SA	466,113
17,000		Ipsen	654,523
21,000	@	Meetic	428,137
3,900		Neopost SA	302,448
23,100		Publicis Groupe	592,173
11,500		Rubis	666,719
25,000	@	Saft Groupe SA	673,448
3,400	@	SeLoger.com	65,929
31,500	@	Store Electronic	458,820
31,746		Sword Group	521,979
6,440		Virbac SA	455,567
			6,586,066
		Germany: 3.4%
1,653		Demag Cranes AG	28,959
6,955		ElringKlinger AG	71,313
8,200		Gerresheimer AG	150,707
21,500		Grenkeleasing AG	570,298
10,500		Hannover Rueckversicheru - Reg	334,456
13,000		Hawesko Holding AG	287,775
12,000	@	Morphosys AG	203,612
21,000		MTU Aero Engines Holding AG	486,575
2,200	@	Open Business Club AG	82,093
18,000		Rheinmetall AG	610,439
14,000		Symrise	165,990
6,642		Tipp24 AG	86,472
72,100		United Internet AG	608,873
35,000	@	Wirecard AG	232,527
			3,920,089
		Greece: 0.5%
7,000	@	Babis Vovos International Technical Co.	19,578
30,600		Jumbo SA	231,760
4,400		OPAP SA	116,312
7,900		Public Power Corp.	143,369
30,000		Veterin SA	21,142
			532,161
		Hong Kong: 2.9%
946,000		Belle International Holdings	482,909
414,000		China Everbright Ltd.	643,508
252,000		China Insurance International Holdings Co., Ltd.	405,161
290,000		China Mengniu Dairy Co.	405,088
420,400		Dah Sing Banking Group Ltd.	230,844
53,600		DAH Sing Financial	104,469
87,500		Kerry Properties Ltd.	210,893
140,500		MTR Corp.	337,658
1,202,000		Prime Success International Group	258,896
65,000		Television Broadcasts Ltd.	207,907
			3,287,333
		Ireland: 0.7%
25,000		DCC PLC	378,438
16,500	@	Ryanair Holdings PLC ADR	381,315
			759,753
		Israel: 0.3%
75,000	@	Oridion Systems Ltd.	354,320
			354,320
		Italy: 1.6%
50,000		ACEA S.p.A.	597,130
130,000		Azimut Holding S.p.A.	693,932
435,000		CIR-Compagnie Industriali Riunite S.p.A.	449,376
21,800		Zignago Vetro SpA	95,707
			1,836,145
		Japan: 19.5%
44,200		Aica Kogyo Co., Ltd.	387,254
18,800		Aisin Seiki Co., Ltd.	301,675
55,000		Arcs Co., Ltd.	767,127
29,000		Asics Corp.	202,366
12,700		Benesse Corp.	467,816
28,800		Capcom Co., Ltd.	518,793
114,000		Chugoku Marine Paints Ltd.	690,572
119,000		Daido Steel Co., Ltd.	296,435
72,000		Daihatsu Diesel Manufacturing Co., Ltd.	415,825
101,000		Dowa Holdings Co., Ltd.	381,849
29,800		Exedy Corp.	381,062

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
7,800		FamilyMart Co., Ltd.	$237,507
26,600		Fujikura Kasei Co., Ltd.	99,117
15,600		Glory Ltd.	277,491
70,000		Hankyu Hanshin Holdings, Inc.	318,344
22,500		HIS Co., Ltd.	448,946
33,000		Hisaka Works Ltd.	279,043
6,900		Icom, Inc.	146,251
45,000		Japan Steel Works Ltd.	429,025
11,000		JGC Corp.	127,014
53,900		JSP Corp.	295,700
15,300		JSR Corp.	180,017
487		Jupiter Telecommunications Co.	325,326
7,500		Kobayashi Pharmaceutical Co., Ltd.	247,748
13,000		Koito Manufacturing Co., Ltd.	93,918
42,000		Konica Minolta Holdings, Inc.	366,097
18,500		Lintec Corp.	232,920
14,500		McDonald’s Holdings Co. Japan Ltd.	247,305
10,000		Miura Co., Ltd.	225,730
19,900		Modec, Inc.	269,906
49,400		Musashi Seimitsu Industry Co., Ltd.	507,042
72,000		Nabtesco Corp.	503,903
22,400		NEC Networks & System Integration Corp.	192,225
56,000		NGK Insulators Ltd.	875,873
16,000		NGK Spark Plug Co., Ltd.	136,199
27,000		Nichi-iko Pharmaceutical Co., Ltd.	762,749
29,300		Nidec Copal Corp.	193,772
37,400		Nifco, Inc.	408,366
47,000		Nihon Parkerizing Co., Ltd.	409,324
75,000		Nippon Electric Glass Co., Ltd.	531,939
113,000		Nippon Thompson Co., Ltd.	382,176
32,300		Nishimatsuya Chain Co. Ltd.	230,538
5,450		Nitori Co., Ltd.	305,032
47,500		Nitta Corp.	493,911
4,310		Obic Co., Ltd.	543,096
103,000		Osaka Gas Co., Ltd.	322,425
1,500		Rakuten, Inc.	721,885
12,900		Shimano, Inc.	392,735
168,000		Shinmaywa Industries Ltd.	352,737
29,000		Shionogi & Co., Ltd.	499,866
32,500		Sumco Corp.	484,180
37,800		Sumida Corp.	170,417
139,000		Sumitomo Osaka Cement Co., Ltd.	322,362
14,000		Takasago International Corp.	69,254
19,800		Tokyo Tomin Bank Ltd.	309,115
26,000		Toyo Suisan Kaisha Ltd.	536,475
9,000		Trend Micro, Inc.	257,100
38,400		Trusco Nakayama Corp.	458,939
9,700		Tsumura & Co.	251,000
10,500		Tsuruha Holdings, Inc.	268,101
18,900		Tsutsumi Jewelry Co., Ltd.	329,047
24,500		Union Tool Co.	520,562
			22,400,524
		Luxembourg: 0.6%
17,900	@	Millicom International Cellular SA	663,016
			663,016
		Mexico: 0.5%
164,700	@	Empresas ICA S.A.B. de C.V.	279,054
85,400		Kimberly-Clark de Mexico SA de CV	277,211
			556,265
		Netherlands: 4.4%
8,000		Accell Group	195,521
42,000		Arcadis NV	506,390
17,000		Exact Holding NV	340,716
23,100		Fugro NV	733,607
30,000		Innoconcepts	82,455
121,753		James Hardie Industries NV	356,254
8,100		Koninklijke Vopak NV	324,958
35,800	@	Qiagen NV	581,065
50,000		SBM Offshore NV	664,980
30,000	@	Smartrac NV	373,911
30,000		Ten Cate NV	517,900
24,600		Wolters Kluwer NV	398,759
			5,076,516
		New Zealand: 0.6%
199,536		Fisher & Paykel Healthcare Corp.	359,513
94,120		Fletcher Building Ltd.	322,060
			681,573
		Norway: 0.8%
256,200	@	Pronova BioPharma AS	681,194
280,000	@	StepStone ASA	160,759
2,449		Tandberg ASA	35,997
			877,950

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Singapore: 1.6%
1,290,000	#	ARA Asset Management Ltd.	$356,225
319,000		ComfortDelgro Corp., Ltd.	285,679
912,000		Goodpack Ltd.	396,524
64,000		Jardine Cycle & Carriage Ltd.	499,632
172,000		Parkway Holdings Ltd.	131,372
193,000		SMRT Corp., Ltd.	194,309
			1,863,741
		South Africa: 0.3%
29,264	@	Aspen Pharmacare Holdings Ltd.	141,009
43,300		Shoprite Holdings Ltd.	231,198
			372,207
		South Korea: 1.3%
56		Hite Brewery Co., Ltd.	5,571
20,100	@	Hynix Semiconductor, Inc.	180,967
12,700	@	KT Freetel Co., Ltd.	254,805
1,500		LG Household & Health Care Ltd.	164,201
4,709	@	NHN Corp.	518,867
1,301	@	TK Corp.	27,979
2,577		Yuhan Corp.	345,651
			1,498,041
		Spain: 2.8%
8,900		Acciona SA	915,480
581	@	Baron De Ley	22,294
34,900	@	EDP Renovaveis SA	285,058
40,000		Enagas	566,384
12,900		Grifols SA	185,799
28,621		Indra Sistemas SA	551,870
7,983		Laboratorios Farmaceuticos Rovi SA	44,539
17,500		Red Electrica de Espana	683,639
			3,255,063
		Sweden: 2.1%
28,300		Assa Abloy AB	264,835
40,000		Elekta AB	402,025
75,000		Saab AB	459,752
90,900		Swedish Match AB	1,314,676
			2,441,288
		Switzerland: 7.0%
15,800	@	Actelion Ltd. - Reg	721,054
3,548	@	Aryzta AG	84,729
27,000		Bank Sarasin & Compagnie AG	568,266
502	@	Barry Callebaut AG	229,296
9,471		BKW FMB Energie AG	681,686
1,400		Bucher Industries AG	99,460
5,600		Compagnie Financiere Tradition (CFT)	425,554
10,300		Geberit AG - Reg	925,302
1,629		Helvetia Holding AG	346,898
134		Kuoni Reisen Holding	32,459
48		Lindt & Spruengli AG	64,211
14,228		Lonza Group AG	1,405,752
100,000		Mobilezone Holding AG	601,552
5,200	@	Newave Energy Holding SA	143,934
838		Partners Group	50,320
5,900		Schindler Holding AG - Reg	269,452
3,900		Schweizerhall Holding AG	524,074
656		Sika AG	486,760
35,000	@	Temenos Group AG - Reg	377,538
			8,038,297
		Taiwan: 0.8%
499,000		Acer, Inc.	751,386
153,000		Wistron Corp.	165,023
			916,409
		United Kingdom: 15.0%
18,400		Admiral Group PLC	225,097
79,374		Albemarle & Bond Holdings	226,447
25,000		Amec PLC	190,914
129,700		Amlin PLC	639,244
149,730		AssetCo PLC	60,955
28,965	@	Autonomy Corp. PLC	540,763
79,700		Balfour Beatty PLC	373,743
28,500	@	Berkeley Group Holdings PLC	362,376
34,020		Bespak PLC	165,645
90,100		Bodycote PLC	160,316
46,490		Bovis Homes Group PLC	278,909
75,000		BSS Group PLC	309,236
60,000		Burberry Group PLC	241,996
146,300		Carphone Warehouse Group	262,431
150,000		Chloride Group PLC	268,655
224,500		Cobham PLC	552,530
75,000	@	CSR PLC	262,858
116,695		Daily Mail & General Trust	390,680
17,400	@	Dana Petroleum PLC	277,807

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		United Kingdom (continued)
39,638		De La Rue PLC		$551,980
51,380		Dechra Pharmaceuticals PLC		307,138
63,300		Experian Group Ltd.		395,812
16,000		Fidessa Group PLC		186,743
20,000		Forth Ports PLC		260,477
100,000		Grainger PLC		146,419
4,339		Greggs PLC		214,146
80,000		Hamworthy KSE		229,019
100,000		HMV Group PLC		185,712
35,000		Hunting PLC		201,015
85,603		Inchcape PLC		92,809
149,300		Inmarsat PLC		1,045,609
240,900	@	Invensys PLC		573,578
130,000		ITE Group PLC		120,545
40,000		John Wood Group PLC		128,521
35,000		Keller Group PLC		246,692
25,177		Kier Group PLC		319,153
115,000		Liontrust Asset Management PLC		150,088
85,249		Mitie Group		228,334
4,500		Next PLC		85,393
94,520		Oxford Instruments PLC		148,362
25,700		Petrofac Ltd.		197,569
25,186	@	Premier Oil PLC		383,684
62,365		Ricardo PLC		177,356
17,000		Rotork PLC		207,601
20,600		Schroders PLC		233,522
193,343		Scott Wilson Group PLC		123,472
69,995	@	SDL PLC		288,759
126,500		Serco Group PLC		662,844
45,355		Speedy Hire PLC		81,730
110,000		Stagecoach Group PLC		188,964
86,900		Tullow Oil PLC		999,135
15,000		Ultra Electronics Holdings		234,274
33,300		Vedanta Resources PLC		322,839
183,251		VT Group PLC		1,241,560
30,000		Wellstream Holdings PLC		185,581
204,104		Wichford PLC		89,836
				17,226,873
		Total Common Stock
		(Cost $143,357,036)		107,948,949
REAL ESTATE INVESTMENT TRUSTS: 1.0%
		Hong Kong: 0.6%
324,000		Link Real Estate Investment Trust		642,402
				642,402
		Singapore: 0.4%
537,700	@	CapitaMall Trust		468,357
				468,357
		Total Real Estate Investment Trusts
		(Cost $1,462,146)		1,110,759
		Total Long-Term Investments
		(Cost $144,819,182)		109,059,708
SHORT-TERM INVESTMENTS: 1.8%
		Affiliated Mutual Fund: 1.8%
1,999,158		ING Institutional Prime Money Market Fund - Class I		1,999,157
		Total Short-Term Investments
		(Cost $1,999,157)		1,999,157
		Total Investments in Securities
		(Cost $146,818,339)*	96.9%	$111,058,865
		Other Assets and Liabilities - Net	3.1	3,587,373
		Net Assets	100.0%	$114,646,238

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	*	Cost for federal income tax purposes is $151,951,920.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,066,743
		Gross Unrealized Depreciation		(43,959,798)
		Net Unrealized Depreciation		$(40,893,055)

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.5%
Aerospace/Defense	2.6
Agriculture	1.1
Airlines	0.5
Apparel	0.4
Auto Manufacturers	0.9
Auto Parts & Equipment	1.7
Banks	1.3
Beverages	0.6
Biotechnology	1.8
Building Materials	3.1
Chemicals	3.6
Commercial Services	2.6
Computers	3.5
Cosmetics/Personal Care	0.3
Distribution/Wholesale	0.9
Diversified Financial Services	3.5
Electric	2.1
Electrical Components & Equipment	1.4
Electronics	2.5
Energy - Alternate Sources	0.2
Engineering & Construction	3.7
Entertainment	0.7
Environmental Control	0.1
Food	2.9
Forest Products & Paper	0.2
Gas	1.4
Hand/Machine Tools	0.7
Healthcare - Products	2.2
Healthcare - Services	0.6
Holding Companies - Diversified	1.6
Home Builders	0.6
Insurance	2.5
Internet	4.1
Investment Companies	0.3
Iron/Steel	0.6
Leisure Time	1.1
Machinery - Construction & Mining	0.2
Machinery - Diversified	3.7
Media	1.9
Metal Fabricate/Hardware	0.4
Mining	2.4
Miscellaneous Manufacturing	2.3
Office/Business Equipment	0.3
Oil & Gas	3.1
Oil & Gas Services	3.0
Packaging & Containers	0.2
Pharmaceuticals	5.0
Real Estate	0.8
Retail	4.8
Semiconductors	0.8
Shopping Centers	1.0
Software	3.0
Telecommunications	1.7
Transportation	1.8
Trucking & Leasing	0.3
Short-Term Investments	1.8
Other Assets and Liabilities - Net	3.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Multi-Manager International Small Cap Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,937,247	$—
Level 2- Other Significant Observable Inputs	98,121,618	—
Level 3- Significant Unobservable Inputs	—	—
Total	$111,058,865	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Asset Allocation Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
INVESTMENT COMPANIES: 98.6%
48,612		Oppenheimer Capital Appreciation Fund		$1,229,387
164,007		Oppenheimer Commodity Strategy Total Return Fund		447,740
204,958		Oppenheimer Core Bond Fund		1,203,103
27,416		Oppenheimer Developing Markets Fund		429,068
45,714		Oppenheimer Global Securities Fund		791,773
360,903		Oppenheimer High Income Fund		519,701
780,729		Oppenheimer Institutional Money Market Fund		780,729
111,212		Oppenheimer International Bond Fund		623,897
61,639		Oppenheimer International Growth Fund		1,012,732
91,222		Oppenheimer Main Street Fund		1,168,557
84,984		Oppenheimer Main Street Small Cap Fund		766,552
7,722		Oppenheimer MidCap Fund		205,255
40,110		Oppenheimer Real Estate Fund		321,683
11,759		Oppenheimer Small and Mid Cap Value Fund		212,837
130,331		Oppenheimer US Government Trust		1,149,519
85,588		Oppenheimer Value Fund		1,192,241
		Total Investment Companies
		(Cost $13,070,968)*	98.6%	$12,054,774
		Other Assets and Liabilities - Net	1.4	174,482
		Net Assets	100.0%	$12,229,256

	*	Cost for federal income tax purposes is $13,898,594.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$51,463
		Gross Unrealized Depreciation		(1,895,283)
		Net Unrealized Depreciation		$(1,843,820)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Active Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$12,054,774
Level 2- Other Significant Observable Inputs	—
Level 3- Significant Unobservable Inputs	—
Total	$12,054,774	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 98.7%
		Advertising: 0.0%
5,600	@	Clear Channel Outdoor Holdings, Inc.	$20,552
2,300		Harte-Hanks, Inc.	12,305
3,300	@, L	Lamar Advertising Co.	32,175
			65,032
		Aerospace/Defense: 3.3%
7,100	@	BE Aerospace, Inc.	61,557
22,700		Boeing Co.	807,666
500		Cubic Corp.	12,665
5,400	@	Esterline Technologies Corp.	109,026
26,500		General Dynamics Corp.	1,102,135
5,500		Goodrich Corp.	208,395
11,100		L-3 Communications Holdings, Inc.	752,580
3,100		Lockheed Martin Corp.	213,993
43,200		Northrop Grumman Corp.	1,885,248
23,900		Raytheon Co.	930,666
5,000	@	Spirit Aerosystems Holdings, Inc.	49,850
3,100		Triumph Group, Inc.	118,420
18,800		United Technologies Corp.	808,024
			7,060,225
		Agriculture: 0.9%
15,500		Altria Group, Inc.	248,310
800		Bunge Ltd.	45,320
42,500		Philip Morris International, Inc.	1,512,150
300		Universal Corp.	8,976
			1,814,756
		Airlines: 0.0%
7,100		Skywest, Inc.	88,324
			88,324
		Apparel: 0.5%
4,800	@	Carter’s, Inc.	90,288
13,500	@	Coach, Inc.	225,450
13,800		Jones Apparel Group, Inc.	58,236
1,500		Nike, Inc.	70,335
3,100		Polo Ralph Lauren Corp.	130,975
11,800	@	Quiksilver, Inc.	15,104
3,400	@	Skechers USA, Inc.	22,678
8,200	@	Timberland Co.	97,908
10,900	@	Warnaco Group, Inc.	261,600
1,700		Wolverine World Wide, Inc.	26,486
			999,060
		Auto Manufacturers: 0.1%
3,900	@	Navistar International Corp.	130,494
13,900		Oshkosh Truck Corp.	93,686
2,800		Paccar, Inc.	72,128
			296,308
		Auto Parts & Equipment: 0.4%
8,700	@@	Autoliv, Inc.	161,559
7,500	L	BorgWarner, Inc.	152,250
1,000	@	Exide Technologies	3,000
9,400	@	Goodyear Tire & Rubber Co.	58,844
23,200		Johnson Controls, Inc.	278,400
600	@	Lear Corp.	450
7,400		Titan International, Inc.	37,222
15,500	@	TRW Automotive Holdings Corp.	49,910
10,500		WABCO Holdings, Inc.	129,255
			870,890
		Banks: 2.3%
108,708		Bank of America Corp.	741,389
2,000		Capital One Financial Corp.	24,480
100	L	Cathay General Bancorp.	1,043
483		First Horizon National Corp.	5,187
9,700		Goldman Sachs Group, Inc.	1,028,394
59,400		JPMorgan Chase & Co.	1,578,852
10,700		Morgan Stanley	243,639
4,300		Pacific Capital Bancorp.	29,111
2,000		PacWest Bancorp	28,660
25,200	@@, L	Popular, Inc.	54,936
32,600		Regions Financial Corp.	138,876
715	L	United Community Banks, Inc.	2,974
33,800		US Bancorp.	493,818
3,400		Webster Financial Corp.	14,450
43,000		Wells Fargo & Co.	612,320
			4,998,129
		Beverages: 1.3%
37,700		Coca-Cola Co.	1,656,915
22,700		PepsiCo, Inc.	1,168,596
			2,825,511

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology: 0.8%
25,800	@	Amgen, Inc.	$1,277,616
1,880	@	Facet Biotech Corp.	17,860
7,500	@	Gilead Sciences, Inc.	347,400
2,900	@	Martek Biosciences Corp.	52,925
1,000		PDL BioPharma, Inc.	7,080
			1,702,881
		Building Materials: 0.1%
4,000	@	Armstrong World Industries, Inc.	44,040
5,300		Lennox International, Inc.	140,238
5,200		Louisiana-Pacific Corp.	11,596
7,500	@	Owens Corning, Inc.	67,800
900		Simpson Manufacturing Co., Inc.	16,218
			279,892
		Chemicals: 1.8%
1,500		Air Products & Chemicals, Inc.	84,375
15,190		Ashland, Inc.	156,913
1,400		Cabot Corp.	14,714
3,000		CF Industries Holdings, Inc.	213,390
4,200		Cytec Industries, Inc.	63,084
11,300		Dow Chemical Co.	95,259
3,900		Eastman Chemical Co.	104,520
4,700		EI Du Pont de Nemours & Co.	104,951
5,000		Ferro Corp.	7,150
4,000		HB Fuller Co.	52,000
700		Minerals Technologies, Inc.	22,435
10,600		Monsanto Co.	880,860
31,400		Mosaic Co.	1,318,172
1,800		NewMarket Corp.	79,740
9,400	@@	Nova Chemicals Corp.	54,144
4,800		Olin Corp.	68,496
200	@	OM Group, Inc.	3,864
4,100	@	Rockwood Holdings, Inc.	32,554
9,500		RPM International, Inc.	120,935
9,500		Terra Industries, Inc.	266,855
500		Valhi, Inc.	4,690
6,700		Valspar Corp.	133,799
3,000	L	Westlake Chemical Corp.	43,890
			3,926,790
		Coal: 0.1%
2,400		Foundation Coal Holdings, Inc.	34,440
8,400		Massey Energy Co.	85,008
			119,448
		Commercial Services: 1.7%
2,500		Aaron Rents, Inc.	66,650
8,000	@	Avis Budget Group, Inc.	7,280
2,000	@	Brink’s Home Security Holdings, Inc.	45,200
7,300	@	Career Education Corp.	174,908
1,500		Chemed Corp.	58,350
26,200	@	Convergys Corp.	211,696
3,800	@	Corinthian Colleges, Inc.	73,910
800		Corporate Executive Board Co.	11,600
2,200	@	CoStar Group, Inc.	66,550
11,300		Deluxe Corp.	108,819
200	@	DynCorp International, Inc.	2,666
6,400		Equifax, Inc.	156,480
200	@	Euronet Worldwide, Inc.	2,612
700	@	First Advantage Corp.	9,646
4,900	@	Gartner, Inc.	53,949
1,100		Heartland Payment Systems, Inc.	7,271
23,800	@, L	Hertz Global Holdings, Inc.	93,534
4,900	@	Hewitt Associates, Inc.	145,824
100		Hillenbrand, Inc.	1,601
7,900	@	Korn/Ferry International	71,574
5,800		Manpower, Inc.	182,874
5,300		McKesson Corp.	185,712
12,500	@	Monster Worldwide, Inc.	101,875
21,100	@	MPS Group, Inc.	125,545
6,100	@, @@	Net 1 UEPS Technologies, Inc.	92,781
4,200	@	PHH Corp.	59,010
8,000	@	Rent-A-Center, Inc.	154,960
6,600	@	Resources Connection, Inc.	99,528
12,100		Robert Half International, Inc.	215,743
13,700		RR Donnelley & Sons Co.	100,421
400	@, L	RSC Holdings, Inc.	2,104
4,900		SEI Investments Co.	59,829
11,800		Service Corp. International	41,182
7,900	@	TeleTech Holdings, Inc.	86,031
3,180	@	Ticketmaster	11,734
10,300		Total System Services, Inc.	142,243
529	@	Tree.com, Inc.	2,444
3,800	@	TrueBlue, Inc.	31,350

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
15,243	@	United Rentals, Inc.	$64,173
900	W	Viad Corp.	12,708
2,100	@, L	Vistaprint Ltd.	57,729
1,600		Watson Wyatt Worldwide, Inc.	78,992
27,500		Western Union Co.	345,675
			3,624,763
		Computers: 6.2%
2,300	@@	Accenture Ltd.	63,227
900	@	Affiliated Computer Services, Inc.	43,101
15,300	@	Apple, Inc.	1,608,336
53,000	@	Brocade Communications Systems, Inc.	182,850
11,000	@	Cadence Design Systems, Inc.	46,200
5,700	@	Computer Sciences Corp.	209,988
13,700	@	Dell, Inc.	129,876
1,400	@	DST Systems, Inc.	48,468
1,800	@	Electronics for Imaging	17,640
62,400	@	EMC Corp.	711,360
114,300		Hewlett-Packard Co.	3,664,458
44,700		International Business Machines Corp.	4,330,983
3,400		Jack Henry & Associates, Inc.	55,488
3,400	@	Lexmark International, Inc.	57,358
6,300	@	Mentor Graphics Corp.	27,972
7,200	@	Micros Systems, Inc.	135,000
3,600	@	NCR Corp.	28,620
11,600	@	Perot Systems Corp.	149,408
15,600	@	Sandisk Corp.	197,340
72,500		Seagate Technology, Inc.	435,725
130,700		Seagate Technology, Inc. - Escrow	1
40,200	@	Sun Microsystems, Inc.	294,264
1,200	@	SYKES Enterprises, Inc.	19,956
7,200	@, L	Synaptics, Inc.	192,672
9,200	@	Synopsys, Inc.	190,716
600		Syntel, Inc.	12,348
9,000	@	Teradata Corp.	145,980
19,100	@	Unisys Corp.	10,123
13,000	@	Western Digital Corp.	251,420
			13,260,878
		Cosmetics/Personal Care: 1.4%
62,032		Procter & Gamble Co.	2,921,087
			2,921,087
		Distribution/Wholesale: 0.3%
6,700	@	Fossil, Inc.	105,190
15,700	@	Ingram Micro, Inc.	198,448
500	@	Scansource, Inc.	9,290
3,200	@	Tech Data Corp.	69,696
400	@	United Stationers, Inc.	11,232
2,200	L	Watsco, Inc.	74,866
9,700	@	Wesco International, Inc.	175,764
			644,486
		Diversified Financial Services: 1.3%
1,000	@	Affiliated Managers Group, Inc.	41,710
12,200	@, L	AmeriCredit Corp.	71,492
8,100		Ameriprise Financial, Inc.	165,969
2,500		Blackrock, Inc.	325,100
27,800		CIT Group, Inc.	79,230
25,550		Discover Financial Services	161,221
1,100		Eaton Vance Corp.	25,135
10,100		Franklin Resources, Inc.	544,087
600		GAMCO Investors, Inc.	19,590
800		Greenhill & Co., Inc.	59,080
6,700	@	Interactive Brokers Group, Inc.	108,071
2,000	@	Investment Technology Group, Inc.	51,040
13,800		Janus Capital Group, Inc.	91,770
2,700		Jefferies Group, Inc.	37,260
7,900	@	Knight Capital Group, Inc.	116,446
1,400	@	Nelnet, Inc.	12,376
5,000		NYSE Euronext	89,500
200	@	Piper Jaffray Cos.	5,158
500		Student Loan Corp.	21,720
14,400		T. Rowe Price Group, Inc.	415,584
30,400	@	TD Ameritrade Holding Corp.	419,824
275	@	Virtus Investment Partners	1,790
800		Waddell & Reed Financial, Inc.	14,456
			2,877,609
		Electric: 0.5%
2,700		American Electric Power Co., Inc.	68,202
3,500		Avista Corp.	48,230
52,400		Duke Energy Corp.	750,368
1,400		Integrys Energy Group, Inc.	36,456
17,800	@	Reliant Energy, Inc.	56,782
			960,038

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment: 0.6%
9,300		Belden CDT, Inc.	$116,343
28,100		Emerson Electric Co.	803,098
25,900	@	GrafTech International Ltd.	159,544
3,800		Hubbell, Inc.	102,448
100	@	Littelfuse, Inc.	1,099
12,400		Molex, Inc.	170,376
			1,352,908
		Electronics: 1.4%
20,500	@	Agilent Technologies, Inc.	315,085
4,100		Amphenol Corp.	116,809
200		Analogic Corp.	6,404
10,300	@	Arrow Electronics, Inc.	196,318
8,200	@	Avnet, Inc.	143,582
4,800		AVX Corp.	43,584
14,100	@	Benchmark Electronics, Inc.	157,920
2,100		Brady Corp.	37,023
2,600	@	Coherent, Inc.	44,850
1,100	@	Cymer, Inc.	24,486
4,000	@	Dolby Laboratories, Inc.	136,440
9,300		Gentex Corp.	92,628
1,600	@	Itron, Inc.	75,760
21,500		Jabil Circuit, Inc.	119,540
1,800	@	L-1 Identity Solutions, Inc.	9,198
4,900	L	National Instruments Corp.	91,385
2,600	@	Plexus Corp.	35,932
2,100	@	Rofin-Sinar Technologies, Inc.	33,852
1,100		Technitrol, Inc.	1,881
15,400	@	Thermo Electron Corp.	549,318
6,100	@	Thomas & Betts Corp.	152,622
9,100	@	Trimble Navigation Ltd.	139,048
13,300	@@	Tyco Electronics Ltd.	146,832
1,000	@	Varian, Inc.	23,740
32,000	@	Vishay Intertechnology, Inc.	111,360
4,900		Watts Water Technologies, Inc.	95,844
4,600		Woodward Governor Co.	51,428
			2,952,869
		Engineering & Construction: 0.5%
11,900	@@	Chicago Bridge & Iron Co. NV	74,613
12,000	@	EMCOR Group, Inc.	206,040
14,600		Fluor Corp.	504,430
4,600		Granite Construction, Inc.	172,408
8,800	@	Perini Corp.	108,240
3,700	@	Shaw Group, Inc.	101,417
			1,167,148
		Entertainment: 0.1%
1,400	@	Bally Technologies, Inc.	25,788
3,500	@	DreamWorks Animation SKG, Inc.	75,740
2,000		International Game Technology	18,440
1,300		International Speedway Corp.	28,678
2,200		Speedway Motorsports, Inc.	26,004
3,500	@, L	Vail Resorts, Inc.	71,505
2,700	@	Warner Music Group Corp.	6,345
			252,500
		Environmental Control: 0.1%
2,200	@	Darling International, Inc.	8,162
500		Energy Solutions, Inc.	4,325
3,100		Nalco Holding Co.	40,517
9,700		Waste Management, Inc.	248,320
			301,324
		Food: 1.2%
4,100		Del Monte Foods Co.	29,889
100	@, @@	Fresh Del Monte Produce, Inc.	1,642
10,400		Kraft Foods, Inc.	231,816
26,600		Kroger Co.	564,452
69,000		Safeway, Inc.	1,393,110
4,700		Supervalu, Inc.	67,116
6,800		Sysco Corp.	155,040
400		Weis Markets, Inc.	12,416
700	@	Winn-Dixie Stores, Inc.	6,692
			2,462,173
		Forest Products & Paper: 0.1%
62,800	@, @@	Domtar Corp.	59,660
2,500		International Paper Co.	17,600
4,200		MeadWestvaco Corp.	50,358
			127,618
		Hand/Machine Tools: 0.3%
10,200		Baldor Electric Co.	147,798
11,100		Kennametal, Inc.	179,931
3,800		Lincoln Electric Holdings, Inc.	120,422
4,400		Snap-On, Inc.	110,440
4,300		Stanley Works	125,216
			683,807

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products: 2.5%
3,500		Baxter International, Inc.	$179,270
1,100		Becton Dickinson & Co.	73,964
900		CR Bard, Inc.	71,748
3,900	L	Hill-Rom Holdings, Inc.	38,571
1,900	@, L	Inverness Medical Innovations, Inc.	50,597
68,900		Johnson & Johnson	3,624,140
200	@	Kinetic Concepts, Inc.	4,224
11,300		Medtronic, Inc.	333,011
2,500	@	Sirona Dental Systems, Inc.	35,800
1,700		Steris Corp.	39,576
9,200		Stryker Corp.	313,168
14,900	@	Zimmer Holdings, Inc.	543,850
			5,307,919
		Healthcare - Services: 2.6%
75,400		Aetna, Inc.	1,834,482
7,700	@	AMERIGROUP Corp.	212,058
6,800	L	Brookdale Senior Living, Inc.	34,340
5,700	@	Centene Corp.	102,714
13,900		Cigna Corp.	244,501
2,200	@	Community Health Systems, Inc.	33,748
7,800	@	Coventry Health Care, Inc.	100,932
13,100	@	Health Net, Inc.	189,688
2,000	@	Healthspring, Inc.	16,740
5,400	@	Kindred Healthcare, Inc.	80,730
200	@	LifePoint Hospitals, Inc.	4,172
4,900	@	Lincare Holdings, Inc.	106,820
300	@	Magellan Health Services, Inc.	10,932
2,400	@	Mednax, Inc.	70,728
12,400		UnitedHealth Group, Inc.	259,532
3,600		Universal Health Services, Inc.	138,024
3,900	@	WellCare Health Plans, Inc.	43,875
53,000	@	WellPoint, Inc.	2,012,410
			5,496,426
		Home Builders: 0.2%
7,800		Centex Corp.	58,500
3,600	L	KB Home	47,448
11,700	L	Lennar Corp.	87,867
1,900	@	Meritage Homes Corp.	21,698
4,900		Ryland Group, Inc.	81,634
7,600	L	Thor Industries, Inc.	118,712
			415,859
		Home Furnishings: 0.1%
9,100		Harman International Industries, Inc.	123,123
8,200	L	Tempur-Pedic International, Inc.	59,860
600		Whirlpool Corp.	17,754
			200,737
		Household Products/Wares: 0.1%
6,300		American Greetings Corp.	31,878
1,500	@	Jarden Corp.	19,005
1,700		Kimberly-Clark Corp.	78,387
			129,270
		Housewares: 0.1%
6,200		Toro Co.	149,916
			149,916
		Insurance: 3.3%
4,200		Allied World Assurance Holdings Ltd.	159,726
14,700		Allstate Corp.	281,505
9,400		American Financial Group, Inc.	150,870
100		American National Insurance	5,241
7,700	@@	Aspen Insurance Holdings Ltd.	172,942
2,100		Assurant, Inc.	45,738
3,900	@@	Assured Guaranty Ltd.	26,403
3,300	@@	Axis Capital Holdings Ltd.	74,382
251	@	Berkshire Hathaway, Inc. - Class B	707,820
10,400		Brown & Brown, Inc.	196,664
19,900		Chubb Corp.	842,168
4,300		Cincinnati Financial Corp.	98,341
9,400		CNA Financial Corp.	86,104
800	@	CNA Surety Corp.	14,752
5,900	@	Conseco, Inc.	5,428
5,600		Delphi Financial Group	75,376
3,400		Employers Holdings, Inc.	32,436
1,600	@@	Endurance Specialty Holdings Ltd.	39,904
200		FBL Financial Group, Inc.	830
1,000		First American Corp.	26,510
21,500		Genworth Financial, Inc.	40,850
3,100		Hanover Insurance Group, Inc.	89,342
800		Harleysville Group, Inc.	25,448
9,500		Hartford Financial Services Group, Inc.	74,575
3,500		HCC Insurance Holdings, Inc.	88,165
200		Infinity Property & Casualty Corp.	6,786
6,200	@@	IPC Holdings Ltd.	167,648
9,000		Lincoln National Corp.	60,210
33,145		Loews Corp.	732,505

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
6,400	@@	Max Re Capital Ltd.	$110,336
10,200		Metlife, Inc.	232,254
900	@@	Montpelier Re Holdings Ltd.	11,664
800	@	Navigators Group, Inc.	37,744
4,200		Odyssey Re Holdings Corp.	159,306
6,700		Old Republic International Corp.	72,494
2,000		OneBeacon Insurance Group Ltd.	19,320
2,200		Phoenix Cos., Inc.	2,574
3,200	@@	Platinum Underwriters Holdings Ltd.	90,752
2,100	@	ProAssurance Corp.	97,902
12,400		Protective Life Corp.	65,100
24,700		Prudential Financial, Inc.	469,794
700		Reinsurance Group of America, Inc.	22,673
1,800		RLI Corp.	90,360
3,500		Selective Insurance Group	42,560
4,400		Stancorp Financial Group, Inc.	100,232
400		State Auto Financial Corp.	7,040
800		Torchmark Corp.	20,984
1,100		Transatlantic Holdings, Inc.	39,237
15,900		Travelers Cos., Inc.	646,176
600		United Fire & Casualty Co.	13,176
5,300		Unitrin, Inc.	74,094
2,600	@	Universal American Financial Corp.	22,022
300		Validus Holdings Ltd.	7,104
9,100		WR Berkley Corp.	205,205
13,300	@@	XL Capital, Ltd.	72,618
			7,061,390
		Internet: 2.4%
12,600	@	Akamai Technologies, Inc.	244,440
9,700	@	Avocent Corp.	117,758
2,700	@	Digital River, Inc.	80,514
800	@	Earthlink, Inc.	5,256
34,200	@	eBay, Inc.	429,552
19,500	@	Expedia, Inc.	177,060
4,700	@	F5 Networks, Inc.	98,465
2,400	@	Google, Inc. - Class A	835,344
200	@	IAC/InterActiveCorp	3,046
9,100	@	j2 Global Communications, Inc.	199,199
34,300	@	Liberty Media Corp. - Interactive - Class A	99,470
5,000	@, L	NetFlix, Inc.	214,600
2,900	@, L	Priceline.com, Inc.	228,462
15,100	@	Sapient Corp.	67,497
2,700	@, @@, L	Sohucom, Inc.	111,537
128,800	@	Symantec Corp.	1,924,272
37,100	@	TIBCO Software, Inc.	217,777
17,600	@	Valueclick, Inc.	149,776
700	@	VeriSign, Inc.	13,209
			5,217,234
		Investment Companies: 0.0%
9		Teton Advisors, Inc.	—
			—
		Iron/Steel: 1.0%
18,800		AK Steel Holding Corp.	133,856
6,200		Allegheny Technologies, Inc.	135,966
9,600		Carpenter Technology Corp.	135,552
800		Cliffs Natural Resources, Inc.	14,528
33,600		Nucor Corp.	1,282,512
500		Olympic Steel, Inc.	7,585
7,300		Reliance Steel & Aluminum Co.	192,209
5,700		Schnitzer Steel Industries, Inc.	178,923
6,700	L	United States Steel Corp.	141,571
			2,222,702
		Leisure Time: 0.4%
16,800		Brunswick Corp.	57,960
11,900		Callaway Golf Co.	85,442
14,900		Carnival Corp.	321,840
2,480	@	Interval Leisure Group, Inc.	13,144
2,800	@, L	Life Time Fitness, Inc.	35,168
2,300	L	Polaris Industries, Inc.	49,312
6,700	L	Royal Caribbean Cruises Ltd.	53,667
6,300	@	WMS Industries, Inc.	131,733
			748,266
		Lodging: 0.1%
1,600		Ameristar Casinos, Inc.	20,128
15,500	L	Boyd Gaming Corp.	57,815
18,400		Wyndham Worldwide Corp.	77,280
			155,223
		Machinery - Construction & Mining: 0.6%
1,800		Bucyrus International, Inc.	27,324
37,400	L	Caterpillar, Inc.	1,045,704
5,800		Joy Global, Inc.	123,540
4,400	@	Terex Corp.	40,700
			1,237,268

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified: 1.0%
3,400	@	AGCO Corp.	$66,640
2,400		Applied Industrial Technologies, Inc.	40,488
4,700		Briggs & Stratton Corp.	77,550
1,700	@	Chart Industries, Inc.	13,396
36,400		Cummins, Inc.	926,380
7,300		Deere & Co.	239,951
800		Flowserve Corp.	44,896
8,458	@	Gardner Denver, Inc.	183,877
1,600		Graco, Inc.	27,312
6,900		IDEX Corp.	150,903
1,500	@	Intermec, Inc.	15,600
19,500		Manitowoc Co., Inc.	63,765
4,000		Nordson Corp.	113,720
6,000		Robbins & Myers, Inc.	91,020
6,000		Rockwell Automation, Inc.	131,040
300		Sauer-Danfoss, Inc.	732
1,900	@	Zebra Technologies Corp.	36,138
			2,223,408
		Media: 3.1%
10,000		Cablevision Systems Corp.	129,400
77,700		CBS Corp. - Class B	298,368
700	@, @@, L	Central European Media Enterprises Ltd.	8,022
7,600		Comcast Corp. – Class A	103,664
3,200	@	Cox Radio, Inc.	13,120
27,400	@, L	DIRECTV Group, Inc.	624,446
17,400	@	Dish Network Corp.	193,314
3,200	L	Factset Research Systems, Inc.	159,968
14,300	L	Gannett Co., Inc.	31,460
3,000	@	Liberty Media Corp. - Capital Shares A	20,940
9,400	@	Liberty Media Corp. - Entertainment	187,530
17,600		McGraw-Hill Cos., Inc.	402,512
9,200		Meredith Corp.	153,088
117,400		News Corp. - Class A	777,188
4,400		Scholastic Corp.	66,308
24,220	@, L	Time Warner Cable	600,664
86,133		Time Warner, Inc.	1,662,373
15,300	@	Viacom - Class B	265,914
55,200		Walt Disney Co.	1,002,432
			6,700,711
		Metal Fabricate/Hardware: 0.5%
2,700		CIRCOR International, Inc.	60,804
13,200		Commercial Metals Co.	152,460
5,800		Mueller Industries, Inc.	125,802
9,900		Mueller Water Products, Inc.	32,670
8,100		Precision Castparts Corp.	485,190
12,900		Timken Co.	180,084
8,100		Worthington Industries	70,551
			1,107,561
		Mining: 1.9%
70,600		Alcoa, Inc.	518,204
10,600	@	Century Aluminum Co.	22,366
44,900		Freeport-McMoRan Copper & Gold, Inc.	1,711,139
1,600		Kaiser Aluminum Corp.	36,992
300	@	RTI International Metals, Inc.	3,510
104,600	L	Southern Copper Corp.	1,822,132
			4,114,343
		Miscellaneous Manufacturing: 3.6%
13,100		3M Co.	651,332
2,300		Actuant Corp.	23,759
6,500		Acuity Brands, Inc.	146,510
100		Ameron International Corp.	5,266
3,700		AO Smith Corp.	93,166
2,600		Barnes Group, Inc.	27,794
6,400	@	Ceradyne, Inc.	116,032
3,900		Cooper Industries Ltd.	100,854
6,000		Crane Co.	101,280
1,300		Danaher Corp.	70,486
8,800		Dover Corp.	232,144
3,700		Eastman Kodak Co.	14,060
4,000	@	EnPro Industries, Inc.	68,400
255,600		General Electric Co.	2,584,116
6,600		Harsco Corp.	146,322
32,800		Honeywell International, Inc.	913,808
22,100		Illinois Tool Works, Inc.	681,785
36,400	@@	Ingersoll-Rand Co.	502,320
30,100		Parker Hannifin Corp.	1,022,798
10,100		Trinity Industries, Inc.	92,314
4,000	@@	Tyco International Ltd.	78,240
			7,672,786

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Office Furnishings: 0.1%
7,300		Herman Miller, Inc.	$77,818
8,100	L	HNI, Corp.	84,240
6,900		Interface, Inc.	20,631
20,300		Steelcase, Inc.	101,703
			284,392
		Office/Business Equipment: 0.5%
8,400		Pitney Bowes, Inc.	196,140
169,000		Xerox Corp.	768,950
			965,090
		Oil & Gas: 17.4%
55,300		Anadarko Petroleum Corp.	2,150,617
33,700		Apache Corp.	2,159,833
1,400	@	Arena Resources, Inc.	35,672
3,700		Berry Petroleum Co.	40,552
3,300	@	Bill Barrett Corp.	73,392
400	@, L	BPZ Energy, Inc.	1,480
19,800		Chesapeake Energy Corp.	337,788
75,894		Chevron Corp.	5,103,113
5,000		Cimarex Energy Co.	91,900
79,000		ConocoPhillips	3,093,640
200	@	Contango Oil & Gas Co.	7,840
2,400	@	CVR Energy, Inc.	13,296
11,300	@	Denbury Resources, Inc.	167,918
14,400		Devon Energy Corp.	643,536
5,200	L	Diamond Offshore Drilling	326,872
4,200	@	Encore Acquisition Co.	97,734
6,000		ENSCO International, Inc.	158,400
139,100		ExxonMobil Corp.	9,472,710
12,800		Frontier Oil Corp.	163,712
4,700		Helmerich & Payne, Inc.	107,019
22,500		Hess Corp.	1,219,500
3,300		Holly Corp.	69,960
57,600		Marathon Oil Corp.	1,514,304
7,800	@	Mariner Energy, Inc.	60,450
1,200	@, L	McMoRan Exploration Co.	5,640
27,500		Murphy Oil Corp.	1,231,175
11,100	@, @@	Nabors Industries Ltd.	110,889
44,800		Noble Corp.	1,079,232
18,000		Noble Energy, Inc.	969,840
59,400		Occidental Petroleum Corp.	3,305,610
12,100	@	Parker Drilling Co.	22,264
6,900	@	Plains Exploration & Production Co.	118,887
1,003	@@, L	Precision Drilling Trust	2,688
7,300	@	Pride International, Inc.	131,254
5,300	@	Rosetta Resources, Inc.	26,235
1,700		St. Mary Land & Exploration Co.	22,491
10,181	@	Stone Energy Corp.	33,903
3,200	@	Swift Energy Co.	23,360
10,300		Tesoro Corp.	138,741
11,900	@	Transocean, Ltd.	700,196
6,100	@	Unit Corp.	127,612
82,400		Valero Energy Corp.	1,474,960
6,700		W&T Offshore, Inc.	41,205
18,600		XTO Energy, Inc.	569,532
			37,246,952
		Oil & Gas Services: 2.1%
28,000		Baker Hughes, Inc.	799,400
2,700	@	Basic Energy Services, Inc.	17,469
12,600	@	Complete Production Services, Inc.	38,808
8,700	@	Dresser-Rand Group, Inc.	192,270
2,200	@	Dril-Quip, Inc.	67,540
3,900	@	Exterran Holdings, Inc.	62,478
43,600		Halliburton Co.	674,492
8,300	@	Helix Energy Solutions Group, Inc.	42,662
23,100	@	Key Energy Services, Inc.	66,528
23,800	@	National Oilwell Varco, Inc.	683,298
4,200	@	Oceaneering International, Inc.	154,854
9,600	@	Oil States International, Inc.	128,832
23,000		Schlumberger Ltd.	934,260
2,100	@	SEACOR Holdings, Inc.	122,451
8,900	@	Superior Energy Services	114,721
1,900	@	Tetra Technologies, Inc.	6,175
25,300	@	Weatherford International, Ltd.	280,071
			4,386,309
		Packaging & Containers: 0.3%
9,100	@	Owens-Illinois, Inc.	131,404
4,400		Packaging Corp. of America	57,288
3,000		Rock-Tenn Co.	81,150
8,900		Sealed Air Corp.	122,820
6,800		Sonoco Products Co.	142,664
27,900		Temple-Inland, Inc.	149,823
			685,149

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals: 4.1%
18,600		Abbott Laboratories	$887,220
3,800		Allergan, Inc.	181,488
26,500		Bristol-Myers Squibb Co.	580,880
2,200		Cardinal Health, Inc.	69,256
31,200		Eli Lilly & Co.	1,042,392
7,100	@	Endo Pharmaceuticals Holdings, Inc.	125,528
12,690	@	Forest Laboratories, Inc.	278,672
8,900	@@	Herbalife Ltd.	133,322
23,000	@	King Pharmaceuticals, Inc.	162,610
500	@, L	KV Pharmaceutical Co.	825
9,600		Medicis Pharmaceutical Corp.	118,752
51,700		Merck & Co., Inc.	1,382,975
4,300		Omnicare, Inc.	105,307
223,700		Pfizer, Inc.	3,046,794
3,600	@	Sepracor, Inc.	52,776
200	@	VCA Antech, Inc.	4,510
400	@	Warner Chilcott Ltd.	4,208
5,000	@	Watson Pharmaceuticals, Inc.	155,550
10,600		Wyeth	456,224
			8,789,289
		Real Estate: 0.0%
10,100	@	CB Richard Ellis Group, Inc.	40,703
5,400		Forest City Enterprises, Inc.	19,440
1,400		Jones Lang LaSalle, Inc.	32,564
			92,707
		Retail: 4.5%
8,000		Abercrombie & Fitch Co.	190,400
10,700	@	Aeropostale, Inc.	284,192
15,500		American Eagle Outfitters	189,720
18,500	@	AnnTaylor Stores Corp.	96,200
15,900	@, L	Autonation, Inc.	220,692
8,500	L	Barnes & Noble, Inc.	181,730
2,500		Bebe Stores, Inc.	16,675
11,500		Best Buy Co., Inc.	436,540
2,800	@	Big Lots, Inc.	58,184
4,200		Bob Evans Farms, Inc.	94,164
12,100		Brinker International, Inc.	182,710
5,000		Buckle, Inc.	159,650
3,900		Casey’s General Stores, Inc.	103,974
4,900		Cash America International, Inc.	76,734
5,500	@	CEC Entertainment, Inc.	142,340
1,300	@	Chico’s FAS, Inc.	6,981
7,400	@	Childrens Place Retail Stores, Inc.	161,986
129	@	Chipotle Mexican Grill, Inc.	7,393
3,200	@	Copart, Inc.	94,912
13,900		CVS Caremark Corp.	382,111
16,700	L	Dillard’s, Inc.	95,190
10,800	@	Dress Barn, Inc.	132,732
12,400		Foot Locker, Inc.	129,952
76,300		Gap, Inc.	991,137
5,200		Guess ?, Inc.	109,616
2,300	@	Gymboree Corp.	49,105
12,400		Home Depot, Inc.	292,144
3,180	@, W	HSN, Inc.	16,345
1,600	@	Jack in the Box, Inc.	37,264
8,400	@	Kohl’s Corp.	355,488
19,600		Limited Brands, Inc.	170,520
27,500		Liz Claiborne, Inc.	67,925
8,800		Lowe’s Cos., Inc.	160,600
10,500		McDonald’s Corp.	572,985
8,700		Men’s Wearhouse, Inc.	131,718
2,700		MSC Industrial Direct Co.	83,889
9,300	L	Nordstrom, Inc.	155,775
2,800		Nu Skin Enterprises, Inc.	29,372
34,100	@	Office Depot, Inc.	44,671
2,000		OfficeMax, Inc.	6,240
1,000	@	Papa John’s International, Inc.	22,870
6,100	L	Penske Auto Group, Inc.	56,913
7,100		Phillips-Van Heusen	161,028
9,200		RadioShack Corp.	78,844
2,600		Regis Corp.	37,570
2,200		Ross Stores, Inc.	78,936
10,800	@	Sally Beauty Holdings, Inc.	61,344
200	@@	Signet Jewelers Ltd.	2,290
3,500	@	Sonic Corp.	35,070
6,300		Talbots, Inc.	22,113
3,400	@	Tractor Supply Co.	122,604
2,900	@	Urban Outfitters, Inc.	47,473
39,900		Wal-Mart Stores, Inc.	2,078,790
19,800	L	Williams-Sonoma, Inc.	199,584
6,900	@, L	Zale Corp.	13,455
			9,738,840
		Savings & Loans: 0.0%
1,900		Hudson City Bancorp., Inc.	22,211
3,500		Provident Financial Services, Inc.	37,835
			60,046

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Semiconductors: 5.7%
34,400	@	Amkor Technology, Inc.	$92,192
11,900		Analog Devices, Inc.	229,313
142,400		Applied Materials, Inc.	1,530,800
27,500	@	Atmel Corp.	99,825
26,300	@	Broadcom Corp.	525,474
1,100	@	Cabot Microelectronics Corp.	26,433
21,700	@	Emulex Corp.	109,151
6,000	@	Entegris, Inc.	5,160
28,900	@	Fairchild Semiconductor International, Inc.	107,797
32,200	@	Integrated Device Technology, Inc.	146,510
277,700		Intel Corp.	4,179,385
5,200	@	International Rectifier Corp.	70,252
1,400		KLA-Tencor Corp.	28,000
51,600	@	LSI Logic Corp.	156,864
27,500	@, @@	Marvell Technology Group Ltd.	251,900
13,800	@	MEMC Electronic Materials, Inc.	227,562
3,100	@	Microsemi Corp.	35,960
10,300	@	MKS Instruments, Inc.	151,101
12,000		National Semiconductor Corp.	123,240
8,600	@	Novellus Systems, Inc.	143,018
23,400	@	Nvidia Corp.	230,724
12,400	@	ON Semiconductor Corp.	48,360
18,700	@	QLogic Corp.	207,944
11,700	@	Semtech Corp.	156,195
5,100	@	Silicon Laboratories, Inc.	134,640
13,800	@	Skyworks Solutions, Inc.	111,228
40,300	@	Teradyne, Inc.	176,514
3,100	@	Tessera Technologies, Inc.	41,447
148,600		Texas Instruments, Inc.	2,453,386
5,600	@	Varian Semiconductor Equipment Associates, Inc.	121,296
5,300	@, @@	Verigy Ltd.	43,725
11,900		Xilinx, Inc.	228,004
			12,193,400
		Software: 4.9%
14,800		Acxiom Corp.	109,520
8,100	@	Adobe Systems, Inc.	173,259
400	@, L	Advent Software, Inc.	13,324
100	@	American Reprographics Co.	354
4,200	@	Ansys, Inc.	105,420
11,600	@	Autodesk, Inc.	194,996
2,700	@	Avid Technology, Inc.	24,678
9,900		Broadridge Financial Solutions ADR	184,239
27,823		CA, Inc.	489,963
30,700	@	Compuware Corp.	202,313
1,500	@	CSG Systems International	21,420
11,100		Fair Isaac Corp.	156,177
3,100		Fidelity National Information Services, Inc.	56,420
2,000		IMS Health, Inc.	24,940
8,300	@	Lawson Software, Inc.	35,275
285,400		Microsoft Corp.	5,242,798
9,100	@	Nuance Communications, Inc.	98,826
3,300	@, @@	Open Text Corp.	113,652
136,535	@	Oracle Corp.	2,467,187
14,900	@	Parametric Technology Corp.	148,702
2,700	@	Progress Software Corp.	46,872
4,700	@	Quest Software, Inc.	59,596
2,100	@	Solera Holdings, Inc.	52,038
8,500	@	Sybase, Inc.	257,465
2,700	@	SYNNEX Corp.	53,109
9,400	@	Take-Two Interactive Software, Inc.	78,490
3,000	@	THQ, Inc.	9,120
8,800	@	Wind River Systems, Inc.	56,320
			10,476,473
		Telecommunications: 7.3%
38,700	@	3Com Corp.	119,583
9,000		Adtran, Inc.	145,890
12,100	@, @@	Amdocs Ltd.	224,092
4,400	@	Anixter International, Inc.	139,392
149,400		AT&T, Inc.	3,764,880
6,200	@	Centennial Communications Corp.	51,212
15,900	@, L	Ciena Corp.	123,702
3,100	@	Cincinnati Bell, Inc.	7,130
243,600	@	Cisco Systems, Inc.	4,085,172
11,500	@	CommScope, Inc.	130,640
52,400		Corning, Inc.	695,348
5,420	@	EchoStar Holding Corp.	80,379
7,100		Embarq Corp.	268,735
200	@	Global Crossing Ltd.	1,400
5,000		Harris Corp.	144,700
4,700	@	InterDigital, Inc.	121,354
49,900	@, L	JDS Uniphase Corp.	162,175

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
6,500	@	NeuStar, Inc.		$108,875
7,600	@	NII Holdings, Inc.		114,000
1,900		NTELOS Holdings Corp.		34,466
11,600		Plantronics, Inc.		140,012
5,700	@	Polycom, Inc.		87,723
5,400	@	Premier Global Services, Inc.		47,628
28,200		Qualcomm, Inc.		1,097,262
63,700	L	Qwest Communications International, Inc.		217,854
14,800	@	RF Micro Devices, Inc.		19,684
143,387	@	Sprint Nextel Corp.		511,892
1,100	@, L	Starent Networks Corp.		17,391
7,900	@	Syniverse Holdings, Inc.		124,504
3,000	@	Tekelec		39,690
6,800		Telephone & Data Systems, Inc.		180,268
53,300	@	Tellabs, Inc.		244,114
18,100	@	TW Telecom, Inc.		158,375
2,900	@	US Cellular Corp.		96,686
65,500		Verizon Communications, Inc.		1,978,100
600	@	Viasat, Inc.		12,492
20,800		Windstream Corp.		167,648
				15,664,448
		Textiles: 0.0%
700		Unifirst Corp.		19,488
				19,488
		Transportation: 1.0%
2,200		Alexander & Baldwin, Inc.		41,866
4,700		Arkansas Best Corp.		89,394
6,400		CSX Corp.		165,440
9,800		FedEx Corp.		436,002
3,600	@@, L	Frontline Ltd.		62,604
5,700	L	Genco Shipping & Trading Ltd.		70,338
1,800	@	Gulfmark Offshore, Inc.		42,948
1,300	@	Kirby Corp.		34,632
19,700		Norfolk Southern Corp.		664,875
4,500	L	Overseas Shipholding Group		102,015
1,800		Pacer International, Inc.		6,300
400		Ryder System, Inc.		11,324
300	@, @@, L	TBS International Ltd.		2,205
3,500		Tidewater, Inc.		129,955
5,200		Union Pacific Corp.		213,772
2,900	@@	UTI Worldwide, Inc.		34,655
				2,108,325
		Trucking & Leasing: 0.0%
300	@	Amerco, Inc.		10,059
200	@@	Textainer Group Holdings Ltd.		1,350
				11,409
		Water: 0.0%
100	@	Pico Holdings, Inc.		3,007
				3,007
		Total Common Stock
		(Cost $326,641,877)		211,522,797
SHORT-TERM INVESTMENTS: 4.9%
		Affiliated Mutual Fund: 1.4%
3,099,239		ING Institutional Prime Money Market Fund - Class I		3,099,239
		Total Mutual Fund
		(Cost $3,099,239)		3,099,239

Principal Amount				Value
		Securities Lending Collateral(cc): 3.5%
$7,502,491		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,397,904
		Total Securities Lending Collateral
		(Cost $7,502,491)		7,397,904
		Total Short-Term Investments
		(Cost $10,601,730)		10,497,143
		Total Investments in Securities
		(Cost $337,243,607)*	103.6%	$222,019,940
		Other Assets and Liabilities - Net	(3.6)	(7,713,257)
		Net Assets	100.0%	$214,306,683

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $343,714,194.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,023,931
		Gross Unrealized Depreciation		(123,718,185)
		Net Unrealized Depreciation		$(121,694,254)

PORTFOLIO OF INVESTMENTS
ING Oppenheimer Main Street Portfolio®	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$214,622,036	$—
Level 2- Other Significant Observable Inputs	7,397,904	—
Level 3- Significant Unobservable Inputs	—	—
Total	$222,019,940	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited)

	Principal Amount			Value
CORPORATE BONDS/NOTES: 27.5%
			Aerospace/Defense: 0.0%
	$1,500,000	C, S	Goodrich Corp., 6.290%, due 07/01/16	$1,504,271
				1,504,271
			Agriculture: 0.1%
	2,400,000	S	Philip Morris International, Inc., 6.375%, due 05/16/38	2,331,814
	1,200,000	C, S	Reynolds American, Inc., 7.625%, due 06/01/16	1,063,835
				3,395,649
			Airlines: 0.1%
	1,550,000	S	Continental Airlines, Inc., 7.056%, due 09/15/09	1,488,000
	136,700	C, S, I	United Air Lines, Inc., 9.350%, due 04/07/16	39,643
				1,527,643
			Auto Manufacturers: 0.2%
	7,880,000		DaimlerChrysler NA Holding Corp., 4.560%, due 08/03/14	4,250,275
	3,616,750		Ford Motor Co., 3.560%, due 11/29/13	1,742,572
				5,992,847
			Banks: 13.0%
	4,800,000	@@, #, S	ANZ National International Ltd., 6.200%, due 07/19/13	4,632,758
	2,900,000	S	Bank of America Corp., 6.000%, due 09/01/17	2,472,279
	29,300,000	C, S	Bank of America Corp., 8.000%, due 12/29/49	11,747,249
	29,100,000	C, S	Bank of America Corp., 8.125%, due 12/29/49	11,969,994
	13,600,000	S	Bank of America NA, 1.600%, due 06/15/16	8,639,930
	4,300,000	S	Bank of America NA, 6.100%, due 06/15/17	3,120,863
	13,700,000	S	Bank of New York Mellon Corp., 1.634%, due 02/05/10	13,494,966
	2,900,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	2,284,176
	11,990,000	@@, #, C, S	BNP Paribas, 5.186%, due 06/29/49	4,926,331
	16,800,000	S	Capital One Financial Corp., 1.573%, due 09/10/09	16,273,874
	5,000,000	S	Citigroup, Inc., 1.336%, due 05/18/11	4,039,525
	10,100,000	S	Citigroup, Inc., 1.396%, due 05/18/10	9,076,708
CHF	4,100,000		Citigroup, Inc., 1.750%, due 09/23/10	3,035,754
	$12,900,000	S	Citigroup, Inc., 5.500%, due 04/11/13	11,343,434
	900,000	S	Citigroup, Inc., 5.625%, due 08/27/12	655,966
	13,800,000	S	Citigroup, Inc., 6.000%, due 08/15/17	11,928,610
	30,000,000	C, S	Citigroup, Inc., 8.400%, due 04/29/49	16,991,700
	4,700,000	@@, #, C, S	Commonwealth Bank of Australia, 6.024%, due 03/29/49	2,070,350
	10,500,000	@@, C, S	Deutsche Bank AG/London, 6.000%, due 09/01/17	10,161,953
	19,500,000	S	Goldman Sachs Group, Inc., 1.454%, due 08/05/11	17,675,034
	7,650,000	S	Goldman Sachs Group, Inc., 1.455%, due 07/23/09	7,586,130
	2,200,000	S	Goldman Sachs Group, Inc., 5.950%, due 01/18/18	2,000,557
	1,100,000	S	Goldman Sachs Group, Inc., 6.150%, due 04/01/18	1,006,440
	14,300,000	S	Goldman Sachs Group, Inc., 6.250%, due 09/01/17	13,272,559
	15,300,000	C, S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	10,373,140
	8,500,000	S	Goldman Sachs Group, Inc., 6.875%, due 01/15/11	8,593,211
	13,800,000	S	JPMorgan Chase & Co., 1.352%, due 12/21/11	12,527,985
	12,200,000	S	JPMorgan Chase & Co., 6.000%, due 01/15/18	12,343,887
	14,000,000	C, S	JPMorgan Chase & Co., 7.900%, due 04/29/49	9,015,314
	11,000,000	S	JPMorgan Chase Bank NA, 6.000%, due 10/01/17	10,327,867
	6,600,000	S	KeyBank NA, 3.511%, due 06/02/10	6,364,406
	600,000		Morgan Stanley, 0.510%, due 04/19/12	478,588
	3,540,000	S	Morgan Stanley, 1.393%, due 01/18/11	3,196,340
	29,912,000	S	Morgan Stanley, 1.407%, due 01/09/12	24,022,716
	7,400,000	S	Morgan Stanley, 3.338%, due 05/14/10	7,210,575
	3,000,000	S	Morgan Stanley, 5.950%, due 12/28/17	2,729,703
	1,600,000	C, S	Morgan Stanley, 6.250%, due 08/28/17	1,487,451
	12,000,000	C, S	Morgan Stanley, 6.750%, due 04/15/11	12,014,868
	27,900,000	@@, #, S	National Australia Bank Ltd., 1.691%, due 02/08/10	27,905,580
	4,000,000	@@, #, S	National Australia Bank Ltd., 5.350%, due 06/12/13	3,875,352
DKK	12,957,710	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	2,182,981
DKK	38,376,363	@@	Nykredit Realkredit A/S, 5.000%, due 10/01/38	6,356,826
	$2,850,000	#, C, S	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	1,284,133
DKK	38,610,904	@@	Realkredit Danmark A/S, 4.100%, due 01/01/38	6,423,845
DKK	12,923,560	@@	Realkredit Danmark A/S, 4.100%, due 10/01/38	2,176,364
	$1,500,000	@@, #, C, S	Resona Bank Ltd., 5.850%, due 09/29/49	765,927
	3,900,000	@@, #, C, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	1,718,087
	3,300,000	C, S	State Street Capital Trust III, 8.250%, due 03/15/42	1,955,580
	2,900,000	@@, S	UBS AG, 5.750%, due 04/25/18	2,429,782
	4,800,000	@@, S	UBS AG, 5.875%, due 12/20/17	4,135,171
	6,000,000	C, S	USB Capital IX, 6.189%, due 03/29/49	2,370,858
	17,900,000	S	Wachovia Corp., 1.224%, due 10/15/11	15,880,021
	5,200,000	S	Wachovia Corp., 1.440%, due 03/15/11	4,864,782
	5,715,000	S	Wachovia Corp., 1.514%, due 10/28/15	3,809,419
	9,400,000	S	Wachovia Corp., 5.750%, due 02/01/18	8,341,128
	15,000,000	S	Wells Fargo & Co., 1.614%, due 01/29/10	14,681,310
	34,592,000	C, S	Wells Fargo & Co., 7.980%, due 02/28/49	16,277,784
				438,528,121
			Biotechnology: 0.6%
	18,900,000	C, S	Amgen, Inc., 6.150%, due 06/01/18	19,989,131
				19,989,131
			Building Materials: 0.0%
	4,100,000	@@, #, C, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	1,437,075
				1,437,075

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Commercial Services: 1.8%
	$12,900,000	C, S	Duke University, 4.200%, due 04/01/14	$12,983,773
	10,400,000	C, S	Duke University, 5.150%, due 04/01/19	10,452,458
	5,500,000	#, S	President and Fellows of Harvard College, 6.000%, due 01/15/19	5,927,598
	28,900,000	#, S	President and Fellows of Harvard College, 6.500%, due 01/15/39	32,394,906
				61,758,735
			Computers: 0.2%
	7,000,000	C, S	Dell, Inc., 5.650%, due 04/15/18	6,614,034
				6,614,034
			Diversified Financial Services: 5.3%
	5,000,000	S	American Express Co., 6.150%, due 08/28/17	4,150,100
	4,300,000	S	American Express Co., 7.000%, due 03/19/18	3,799,248
	12,579,000	S	American Express Credit Corp., 0.639%, due 10/04/10	11,443,255
	6,500,000	S	American Express Credit Corp., 0.681%, due 12/02/10	5,852,314
	300,000	S	American Express Credit Corp., 0.716%, due 06/16/11	260,804
	3,400,000	S	American Express Credit Corp., 5.875%, due 05/02/13	2,987,730
	5,000,000	S	American General Finance Corp., 6.900%, due 12/15/17	1,754,390
	3,300,000	S	Bear Stearns Cos., Inc., 1.341%, due 08/21/09	3,289,311
	15,200,000	S	Bear Stearns Cos., Inc., 1.353%, due 07/16/09	15,172,062
	9,100,000	S	Bear Stearns Cos., Inc., 1.404%, due 01/31/11	8,661,444
	200,000	S	Bear Stearns Cos., Inc., 1.448%, due 08/15/11	184,903
EUR	4,100,000		Bear Stearns Cos., Inc., 1.806%, due 09/26/13	4,768,898
	$1,300,000	S	Bear Stearns Cos., Inc., 6.950%, due 08/10/12	1,324,856
	8,000,000	S	Bear Stearns Cos., Inc., 7.250%, due 02/01/18	8,275,144
	8,800,000	S	CIT Group, Inc., 1.387%, due 03/22/10	7,495,198
	6,500,000	S	CIT Group, Inc., 1.394%, due 06/08/09	6,289,095
	32,500,000	C, S	Citigroup Capital XXI, 8.300%, due 12/21/57	15,671,728
	1,778,000	S	Citigroup Funding, Inc., 2.291%, due 05/07/10	1,596,461
	900,000	S	Ford Motor Credit Co., LLC, 7.250%, due 10/25/11	641,098
	5,000,000	S	Ford Motor Credit Co., LLC, 7.875%, due 06/15/10	4,133,095
	3,700,000	S	General Electric Capital Corp., 1.620%, due 02/01/11	3,352,951
EUR	9,700,000		General Electric Capital Corp., 5.500%, due 09/15/67	5,026,107
	$5,100,000	S	General Electric Capital Corp., 5.875%, due 01/14/38	3,653,181
	4,600,000	S	General Electric Capital Corp., 6.875%, due 01/10/39	3,762,096
	7,200,000	S	International Lease Finance Corp., 4.375%, due 11/01/09	6,482,844
	1,400,000	±, S	Lehman Brothers Holdings, Inc., 0.000%, due 10/22/08	175,000
	2,800,000	±, S	Lehman Brothers Holdings, Inc., 0.000%, due 11/24/08	350,000
JPY	800,000,000		Lehman Brothers Holdings, Inc., 0.940%, due 12/19/08	808,739
	$10,600,000	±, S	Lehman Brothers Holdings, Inc., 5.625%, due 01/24/13	1,325,000
	5,503,000	±, S, L	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	687,875
	6,800,000	S	Merrill Lynch & Co., Inc., 1.370%, due 11/01/11	5,563,896
	16,600,000	S	Merrill Lynch & Co., Inc., 1.454%, due 02/05/10	15,674,334
	2,200,000	S	Merrill Lynch & Co., Inc., 1.501%, due 06/05/12	1,709,600
	8,700,000	S	Merrill Lynch & Co., Inc., 6.050%, due 08/15/12	7,470,525
	11,200,000	S	Merrill Lynch & Co., Inc., 6.875%, due 04/25/18	8,773,094
	5,800,000	@@, #, C, S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	3,194,327
	1,000,000	S	SLM Corp., 1.319%, due 07/26/10	710,110
	1,700,000	@@, #, S	TransCapitalInvest Ltd for OJSC AK Transneft, 8.700%, due 08/07/18	1,481,234
	4,525,000	C, S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	1,237,076
	1,200,000	#, C, S	ZFS Finance USA Trust IV, 5.875%, due 05/09/32	475,958
				179,665,081
			Electric: 0.5%
	3,700,000	@@, #, S	Electricite de France, 5.500%, due 01/26/14	3,931,787
	3,700,000	@@, #, S	Electricite de France, 6.500%, due 01/26/19	3,818,419
	3,700,000	@@, #, S	Electricite de France, 6.950%, due 01/26/39	3,678,747
	602,411	C, S	Midwest Generation, LLC, 8.300%, due 07/02/09	593,375
	1,895,179		NRG Energy, Inc., 1.120%, due 02/01/13	1,710,793
	806,661		NRG Energy, Inc., 1.979%, due 02/01/13	728,180
	2,752,173		NRG Energy, Inc., 2.720%, due 02/01/13	2,484,409
	300,000	C, S	Ohio Power Co., 1.346%, due 04/05/10	293,094
				17,238,804
			Food: 0.1%
	2,500,000	S	Kraft Foods, Inc., 6.125%, due 02/01/18	2,509,880
	1,100,000	S	Kraft Foods, Inc., 6.875%, due 02/01/38	1,083,583
				3,593,463
			Healthcare - Services: 0.3%
	9,290,074		HCA, Inc., 3.709%, due 11/14/13	7,926,755
	2,800,000	C, S	UnitedHealth Group, Inc., 4.875%, due 02/15/13	2,729,521
				10,656,276
			Home Builders: 0.1%
	5,000,000	C, S	Lennar Corp., 5.950%, due 10/17/11	4,175,000
				4,175,000
			Insurance: 0.9%
	11,100,000	C, S	Allstate Corp., 6.125%, due 05/15/37	6,271,500
	10,000,000	@@	American International Group, Inc., 1.309%, due 07/26/10	8,004,360
EUR	1,700,000	C	American International Group, Inc., 4.875%, due 03/15/67	191,983
	$11,400,000	S	American International Group, Inc., 5.850%, due 01/16/18	4,468,868
	4,900,000	#, S	Pricoa Global Funding I, 1.274%, due 01/30/12	3,647,016
	4,000,000	#, S	Pricoa Global Funding I, 1.428%, due 09/27/13	2,675,192
	3,300,000	S	Principal Life Income Funding Trusts, 5.300%, due 04/24/13	3,034,357
	700,000	S	Principal Life Income Funding Trusts, 5.550%, due 04/27/15	663,175
				28,956,451
			Media: 0.1%
	2,000,000	C, S	Echostar DBS Corp., 6.375%, due 10/01/11	1,935,000
				1,935,000

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Mining: 0.2%
$4,800,000	@@, #, S	Codelco, Inc., 7.500%, due 01/15/19	$5,465,251
			5,465,251
		Oil & Gas: 0.8%
500,000	@@, C, S	Conoco Funding Co., 6.350%, due 10/15/11	541,319
13,500,000	@@, L	Gaz Capital SA, 8.625%, due 04/28/34	12,217,500
14,900,000	@@, #, C, S	Petroleos Mexicanos, 8.000%, due 05/03/19	14,602,000
			27,360,819
		Packaging & Containers: 0.1%
2,200,000	#, C, S	Sealed Air Corp., 5.625%, due 07/15/13	1,894,517
			1,894,517
		Pharmaceuticals: 0.4%
13,500,000	C, S	Novartis Capital Corp., 4.125%, due 02/10/14	13,810,676
			13,810,676
		Pipelines: 0.4%
625,000	C, S	El Paso Corp., 7.800%, due 08/01/31	470,126
11,300,000	C, S	Kinder Morgan Energy Partners LP, 5.950%, due 02/15/18	10,305,385
1,800,000	@@, C, S	Trans-Canada Pipelines, 7.625%, due 01/15/39	1,785,037
1,300,000	#, S	Williams Cos., Inc., 6.375%, due 10/01/10	1,279,620
			13,840,168
		Real Estate: 0.1%
5,000,000	C, S	iStar Financial, Inc., 5.800%, due 03/15/11	2,200,785
			2,200,785
		Retail: 0.2%
5,800,000	C, S	Target Corp., 5.125%, due 01/15/13	6,046,477
			6,046,477
		Software: 0.5%
15,800,000	C, S	Oracle Corp., 5.750%, due 04/15/18	16,518,221
			16,518,221
		Telecommunications: 1.3%
450,000	C, S	AT&T Corp., 7.300%, due 11/15/11	483,818
1,900,000	C, S	AT&T, Inc., 4.125%, due 09/15/09	1,917,689
3,300,000	C, S	AT&T, Inc., 4.950%, due 01/15/13	3,350,566
4,000,000	C, S	AT&T, Inc., 5.500%, due 02/01/18	3,874,472
2,300,000	C, S	AT&T, Inc., 6.300%, due 01/15/38	2,025,863
1,000,000	C, S	Qwest Capital Funding, Inc., 7.000%, due 08/03/09	1,002,500
200,000	C, S	Qwest Capital Funding, Inc., 7.250%, due 02/15/11	192,000
950,000	C, S	Qwest Corp., 8.875%, due 03/15/12	942,875
2,500,000	C, S	Verizon Communications, Inc., 5.250%, due 04/15/13	2,554,268
27,200,000	#, C, S	Verizon Wireless Capital LLC, 5.250%, due 02/01/12	27,582,786
			43,926,837
		Transportation: 0.2%
7,400,000	C, S	Union Pacific Corp., 5.700%, due 08/15/18	7,056,122
			7,056,122
		Total Corporate Bonds/Notes
		(Cost $1,103,021,794)	925,087,454
U.S. GOVERNMENT AGENCY OBLIGATIONS: 90.3%
		Federal Home Loan Mortgage Corporation##: 11.4%
13,958,619	C, S	0.786%, due 02/15/19	13,513,944
79,441	C, S	0.906%, due 12/15/29	77,045
1,322,660	C, S	3.022%, due 10/25/44	1,288,586
2,620,109	C, S	3.222%, due 07/25/44	2,567,974
187,578	C, S	3.500%, due 07/15/32	187,831
1,892	C, S	4.000%, due 06/15/22	1,890
61,260	S	4.332%, due 11/01/31	61,692
16,033,625	C, S	4.500%, due 06/15/17-12/15/27	16,276,650
8,023,707	S	4.500%, due 07/01/14	8,217,471
11,521,285	S	4.697%, due 06/01/35	11,759,447
46,138	S	4.841%, due 06/01/24	47,320
19,136,210	C, S	5.000%, due 09/15/16-11/15/26	19,514,527
4,686,288	S	5.000%, due 12/14/18-01/01/37	4,659,380
881,757	S	5.131%, due 03/01/35	909,586
1,468,745	S	5.232%, due 01/01/29	1,487,612
5,059,585	S	5.299%, due 09/01/35	5,180,262
534,087	C, S	5.500%, due 03/15/17	549,933
49,806,058	S	5.500%, due 09/01/19-02/01/38	51,771,921
180,200,000	W	5.500%, due 04/15/39	186,985,611
24,815,119	S	6.000%, due 01/01/22-08/01/38	26,071,235
30,100,000	W	6.000%, due 04/01/39	31,468,617
836,076	C, S	6.500%, due 02/25/43	864,924
48,089	S	6.500%, due 07/01/19	51,329
62,531	C, S	8.250%, due 08/15/21	66,432
			383,581,219
		Federal National Mortgage Association##: 78.7%
19,500,000	S	0.722%, due 10/27/37	17,562,188
222,990	S	1.022%, due 03/25/17	220,994
334,601	S	1.422%, due 04/25/32	335,068
1,285,105	S	2.833%, due 08/01/42-10/01/44	1,263,207
2,144,541	S	3.751%, due 08/01/35	2,125,075
8,914,750	S	4.000%, due 05/01/13-07/01/15	9,146,372
83,223	S	4.160%, due 05/01/36	83,218
5,660,453	S	4.315%, due 11/01/34	5,750,281
2,022,019	S	4.448%, due 10/01/35	2,057,746

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association## (continued)
$4,762,018	S	4.500%, due 05/01/13-04/25/17	$4,834,304
7,000,000	W	4.500%, due 04/25/24	7,207,816
5,084,485	S	4.717%, due 07/01/35	5,211,604
2,060,918	S	4.837%, due 02/01/34	2,118,047
2,003,358	S	4.852%, due 10/01/35	2,052,988
2,200,000	S	4.875%, due 06/13/18	2,444,275
646,549	S	4.948%, due 12/01/36	656,342
3,660,692	S	4.980%, due 10/01/35	3,764,040
380,753,545	S	5.000%, due 11/01/12-07/01/37	393,725,378
4,500,000	W	5.000%, due 04/25/24	4,666,640
2,793,975	S	5.002%, due 09/01/34	2,875,915
6,000,000		5.500%, due 04/25/24	6,255,936
653,891,784	S	5.500%, due 01/01/14-02/01/39	680,018,306
240,390,854	W, S	5.500%, due 04/01/38	249,525,940
442,000,000		6.000%, due 04/01/39	461,682,702
542,358,487	S	6.000%, due 06/01/22-11/01/38	567,541,588
158,561,496	W, S	6.000%, due 05/01/37	165,243,640
38,800,000		6.500%, due 04/01/39	40,867,342
6,335,702	S	6.500%, due 11/01/15-06/17/38	6,761,064
			2,645,998,016
		Government National Mortgage Association: 0.2%
319,824	S	4.125%, due 10/20/29	317,801
367,952	S	4.625%, due 08/20/27	369,881
604,325	S	5.375%, due 01/20/27-04/20/30	610,673
6,272,850	S	6.000%, due 06/15/37-07/15/38	6,567,846
			7,866,201
		Total U.S. Government Agency Obligations
		(Cost $2,967,826,509)	3,037,445,436
U.S. TREASURY OBLIGATIONS: 7.9%
		U.S. Treasury Bonds: 4.0%
17,500,000	S	3.500%, due 02/15/39	17,297,753
55,500,000		8.000%, due 11/15/21	82,140,000
24,600,000	S	8.125%, due 05/15/21	36,461,825
			135,899,578
		Treasury Inflation Indexed Protected Securities(ip): 3.9%
6,400,000	S	1.750%, due 01/15/28	6,198,342
18,400,000	S	1.875%, due 07/15/13	21,714,685
48,100,000	S	2.000%, due 07/15/14-01/15/16	55,310,047
31,000,000	S	2.500%, due 07/15/16-01/15/29	34,020,865
11,100,000	S	2.625%, due 07/15/17	12,304,654
			129,548,593
		Total U.S. Treasury Obligations
		(Cost $262,118,608)	265,448,171
ASSET-BACKED SECURITIES: 5.6%
		Automobile Asset-Backed Securities: 1.5%
2,860,060	C, S	Ford Credit Auto Owner Trust, 1.156%, due 07/15/10	2,843,584
21,093,572	C, S	Ford Credit Auto Owner Trust, 1.456%, due 01/15/11	20,638,752
14,696,795	C, S	Ford Credit Auto Owner Trust, 1.756%, due 12/15/10	14,606,239
15,300,000	C, S	Ford Credit Auto Owner Trust, 1.976%, due 06/15/12	14,305,342
			52,393,917
		Credit Card Asset-Backed Securities: 0.9%
3,300,000	C, S	BA Credit Card Trust, 1.136%, due 04/15/13	3,155,245
28,300,000	C, S	Chase Issuance Trust, 2.820%, due 09/15/15	25,928,378
			29,083,623
		Home Equity Asset-Backed Securities: 0.1%
55,622	C, S	ACE Securities Corp., 0.672%, due 12/25/35	53,501
179,981	C, S	Argent Securities, Inc., 0.572%, due 10/25/36	173,060
1,296,271	C, S	MASTR Asset-Backed Securities Trust, 0.572%, due 11/25/36	1,212,688
279,774	C, S	New Century Home Equity Loan Trust, 0.782%, due 06/25/35	228,166
501,376	C, S	Option One Mortgage Loan Trust, 0.572%, due 01/25/37	470,435
204,425	C, S	Renaissance Home Equity Loan Trust, 0.962%, due 08/25/33	120,130
173,056	C, S	Securitized Asset-Backed Receivables, LLC Trust, 0.602%, due 11/25/36	85,580
			2,343,560
		Other Asset-Backed Securities: 3.1%
483,733	C, S	Bear Stearns Asset-Backed Securities, Inc., 0.602%, due 10/25/36	417,165
1,458,919	C, S	Bear Stearns Asset-Backed Securities, Inc., 0.632%, due 11/25/36	1,054,941
5,259,278	C, S	Bear Stearns Asset-Backed Securities, Inc., 5.072%, due 10/25/36	4,020,292
1,590,289	C, S	Countrywide Asset-Backed Certificates, 0.572%, due 05/25/47	1,443,066
184,971	C, S	Credit-Based Asset Servicing and Securitization, LLC, 0.582%, due 11/25/36	163,396
157,540	C, S	First Franklin Mortgage Loan Asset-Backed Certificates, 0.572%, due
		11/25/36	140,437
811,349	C, S	GSAMP Trust, 0.592%, due 12/25/36	590,637
99,011	C, S	Indymac Residential Asset-Backed Trust, 0.582%, due 04/25/37	93,557
410,911	C, S	Lehman XS Trust, 0.592%, due 05/25/46	400,960
117,288	C, S	Morgan Stanley Capital, Inc., 0.562%, due 10/25/36	107,224
720,582	C, S	Securitized Asset-Backed Receivables, LLC Trust, 0.582%, due 12/25/36	596,570
20,469,431	C, S	Small Business Administration, 5.160%, due 02/01/28	21,804,876
2,056,911	C, S	Small Business Administration, 5.290%, due 12/01/27	2,220,099
16,272,354	C, S	Small Business Administration, 5.471%, due 03/10/18	16,747,798
22,682,984	C, S	Small Business Administration, 5.490%, due 03/01/28	24,710,119
23,651,677	C, S	Small Business Administration, 5.902%, due 02/10/18	25,815,614
1,394,308	C, S	Specialty Underwriting & Residential Finance, 0.582%, due 01/25/38	1,173,161
1,788,856	C, S	Structured Asset Securities Corp., 0.572%, due 10/25/36	1,566,572
			103,066,484
		Total Asset-Backed Securities
		(Cost $187,807,601)	186,887,584

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS: 5.8%
$1,385,962	C, S	Adjustable Rate Mortgage Trust, 4.584%, due 05/25/35	$1,100,510
2,080,726	C, S	American Home Mortgage Investment Trust, 4.390%, due 02/25/45	1,156,223
5,100,000	C, S	American Home Mortgage Investment Trust, 4.550%, due 02/25/44	3,983,530
3,500,000	C, S	Banc of America Commercial Mortgage, Inc., 5.740%, due 05/10/45	2,605,810
3,176,165	C, S	Banc of America Funding Corp., 4.110%, due 05/25/35	2,287,128
430,799	C, S	Banc of America Mortgage Securities, Inc., 3.994%, due 07/25/33	357,655
1,327,883	C, S	Banc of America Mortgage Securities, Inc., 5.000%, due 05/25/34	1,191,609
10,366,714	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 4.625%, due 10/25/35	6,286,959
2,354,203	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 4.750%, due 10/25/35	2,220,386
191,097	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 5.206%, due 01/25/34	129,572
1,716,059	C, S	Bear Stearns Alternative-A Trust, 5.364%, due 05/25/35	926,089
1,406,156	C, S	Bear Stearns Alternative-A Trust, 5.491%, due 09/25/35	695,774
2,496,956	C, S	Bear Stearns Alternative-A Trust, 5.718%, due 11/25/36	1,155,002
4,318,885	C, S	Bear Stearns Alternative-A Trust, 5.721%, due 11/25/36	1,984,045
400,000	C, S	Bear Stearns Commercial Mortgage Securities, 5.331%, due 02/11/44	292,767
1,200,000	C, S	Bear Stearns Commercial Mortgage Securities, 5.471%, due 01/12/45	898,191
1,028,373	C, S	Citigroup Mortgage Loan Trust, Inc., 4.900%, due 10/25/35	664,168
3,700,000	C, S	Commercial Mortgage Pass-through Certificates, 5.306%, due 12/10/46	2,597,336
281,245	C, S	Countrywide Alternative Loan Trust, 0.755%, due 11/20/35	271,137
5,391,708	C, S, I, ^	Countrywide Alternative Loan Trust, 4.478%, due 05/25/35	262,941
855,583	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.842%, due 03/25/35	359,618
4,484,790	#, C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.862%, due 06/25/35	2,645,159
118,586	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.750%, due 05/25/33	116,984
400,000	C, S	Credit Suisse Mortgage Capital Certificates, 5.658%, due 03/15/39	326,312
15,500,000	C, S	Credit Suisse Mortgage Capital Certificates, 5.695%, due 09/15/40	10,174,276
345,135	C, S	Deutsche Alternative-A Securities, Inc. Alternate Loan Trust, 0.602%, due 02/25/37	314,398
832,964	C, S	Downey Savings & Loan Association Mortgage Loan Trust, 3.853%, due 07/19/44	565,976
4,951,419	S	Fannie Mae, 5.500%, due 06/01/38	5,154,505
1,834,481	S	Fannie Mae, 5.500%, due 09/01/38	1,910,364
520,274		Federal Housing Administration, 8.175%, due 03/01/27	529,028
55,162,805	C, S, I, ^	First Horizon Alternative Mortgage Securities, 4.178%, due 01/25/36	4,996,542
884,603	C, S	First Horizon Alternative Mortgage Securities, 4.549%, due 03/25/35	422,309
1,036,620	C, S	GMAC Mortgage Corp. Loan Trust, 5.298%, due 11/19/35	668,438
1,177,319	C, S	GMAC Mortgage Corp. Loan Trust, 5.500%, due 09/25/34	1,120,997
261,018	C, S	Greenpoint Mortgage Funding Trust, 0.602%, due 01/25/47	223,489
200,000	C	Greenwich Capital Commercial Funding Corp., 4.799%, due 08/10/42	149,268
1,900,000	C, S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,374,502
3,900,000	C, L	GS Mortgage Securities Corp. II, 5.799%, due 08/10/45	2,674,077
3,168,808	C, S	GSR Mortgage Loan Trust, 4.541%, due 09/25/35	2,348,179
56,058	C, S	GSR Mortgage Loan Trust, 6.000%, due 03/25/32	52,561
5,050,577	C, S	Harborview Mortgage Loan Trust, 0.746%, due 01/19/38	1,797,107
4,620,827	C, S	Harborview Mortgage Loan Trust, 0.796%, due 03/19/36	1,690,435
600,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.420%, due 01/15/49	407,356
100,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.819%, due 06/15/49	77,000
1,300,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.882%, due 02/15/51	923,185
16,668	C, S	Lehman XS Trust, 0.602%, due 07/25/46	16,504
1,555,995	C, S	Merrill Lynch Mortgage Investors Trust, 0.732%, due 02/25/36	863,378
8,870,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.378%, due 08/12/48	5,597,229
2,700,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.485%, due 03/12/51	1,557,103
19,300,000	C, S	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.957%, due 08/12/49	12,755,154
435,134	C, S	MLCC Mortgage Investors, Inc., 0.772%, due 11/25/35	262,230
800,000	C, S	Morgan Stanley Capital I, 5.544%, due 11/12/49	362,404
22,000,000	C, S	Morgan Stanley Capital I, 5.809%, due 12/12/49	15,375,996
3,790,000	C, S	Morgan Stanley Capital I, 5.881%, due 06/11/49	2,739,977
71,929	#, C, S	Nomura Asset Acceptance Corp., 7.000%, due 02/19/30	74,921
649,084	C, S	Residential Accredit Loans, Inc., 0.922%, due 03/25/33	587,561
1,326,623	C, S	Residential Accredit Loans, Inc., 2.993%, due 09/25/45	535,100
406,102	C, S	Residential Asset Securitization Trust, 0.922%, due 05/25/33	345,486
100,965	C, S	Sequoia Mortgage Trust, 0.895%, due 07/20/33	76,785
752,885	C, S	SLM Student Loan Trust, 1.409%, due 07/25/13	750,017
1,262,890	C, S	SLM Student Loan Trust, 1.459%, due 01/25/15	1,241,578
2,600,000	C, S	SLM Student Loan Trust, 1.659%, due 10/25/17	2,350,564
20,925,597	C, S	SLM Student Loan Trust, 1.839%, due 07/25/13	20,818,019
30,211,331	C, S	SLM Student Loan Trust, 2.659%, due 04/25/23	29,691,748
243,607	C, S	Structured Asset Mortgage Investments, Inc., 0.622%, due 09/25/47	225,545
4,187,848	C, S	Structured Asset Mortgage Investments, Inc., 0.742%, due 05/25/36	1,475,699
1,753,983	C, S	Structured Asset Mortgage Investments, Inc., 0.806%, due 07/19/35	1,088,807
1,089,182	C, S	Structured Asset Securities Corp., 5.000%, due 12/25/34	1,028,671
5,601,175	C, S	Thornburg Mortgage Securities Trust, 0.622%, due 03/25/37	4,892,212
4,327,505	C, S	Thornburg Mortgage Securities Trust, 0.632%, due 11/25/46	3,717,094
4,454,753	#, S	Wachovia Bank Commercial Mortgage Trust, 0.646%, due 09/15/21	3,072,943
1,800,000	C, S	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	1,135,319
830,749	C, S	Washington Mutual Mortgage Pass-through Certificates, 0.832%, due 01/25/45	333,962
1,987,232	C, S	Washington Mutual Mortgage Pass-through Certificates, 1.062%, due 12/25/27	1,404,926
96,804	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.033%, due 06/25/42	73,050
104,689	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.033%, due 08/25/42	70,730
375,809	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.705%, due 02/27/34	300,368
4,118,968	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.955%, due 08/25/46	1,453,351
279,840	C, S	Washington Mutual Mortgage Pass-through Certificates, 3.955%, due 10/25/46	109,871
722,538	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.161%, due 12/25/34	552,711

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$5,155,691		C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.265%, due 07/25/35	$4,219,882
	492,368	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.500%, due 11/25/18	477,774
	335,907	C, S	Wells Fargo Mortgage-Backed Securities Trust, 4.752%, due 05/25/35	243,813
			Total Collateralized Mortgage Obligations
			(Cost $247,274,598)	193,967,379
MUNICIPAL BONDS: 2.0%
			Alaska: 0.2%
	12,000,000	C, S	Northern TOB Securitization Corp., 5.000%, due 06/01/46	6,001,680
				6,001,680
			Arkansas: 0.1%
	3,050,000	C, S	University of Arkansas, 5.000%, due 11/01/37	2,907,321
				2,907,321
			California: 0.2%
	6,700,000	C, S	Los Angeles Unified School District, 4.500%, due 07/01/22	6,643,519
	1,800,000	C, S	Tobacco Securitization Authority of Southern California, 5.125%, due 06/01/46	903,330
				7,546,849
			Connecticut: 0.3%
	11,000,000	C, S	State of Connecticut, 5.850%, due 03/15/32	10,959,190
				10,959,190
			Illinois: 0.3%
	8,700,000	C, S	Chicago Transit Authority, 6.899%, due 12/01/40	8,687,907
	700,000	C, S	Chicago Transit Authority, 6.300%, due 12/01/21	722,666
	570,000	C, S	City of Chicago, 5.000%, due 01/01/35	539,955
				9,950,528
			Lousiana: 0.0%
	870,000	C, S	Tobacco Settlement Financing Corp., 5.875%, due 05/15/39	552,346
				552,346
			New York: 0.3%
	10,600,000	C, S	New York State Thruway Authority, 4.750%, due 01/01/29	9,901,460
				9,901,460
			Oregon: 0.2%
	5,400,000	C, S	Oregon State Department of Transportation, 5.000%, due 11/15/33	5,416,740
				5,416,740
			Pennsylvania: 0.1%
	4,000,000	C	University of Pittsburgh, 5.000%, due 09/15/28	4,018,560
				4,018,560
			Texas: 0.3%
	8,200,000	C	Texas A&M University, 5.000%, due 07/01/34	8,164,412
				8,164,412
			Washington: 0.0%
	1,560,000	S	State of Washington, 6.500%, due 12/01/20	918,965
				918,965
			Wisconsin: 0.0%
	865,000	C, S	Badger TOB Asset Securitization Corp., 6.375%, due 06/01/32	968,930
				968,930
			Total Municipal Bonds
			(Cost $71,151,464)	67,306,981
OTHER BONDS: 0.9%
			Foreign Government Bonds: 0.9%
	2,400,000	#, S	Export-Import Bank of China, 4.875%, due 07/21/15	2,471,566
BRL	32,600,000		Federative Republic of Brazil, 10.250%, due 01/10/28	12,928,979
BRL	16,300,000		Federative Republic of Brazil, 12.500%, due 01/05/22	7,373,032
$750,000			Panama Government International Bond, 8.875%, due 09/30/27	806,250
CAD	7,200,000		Province of Ontario Canada, 6.500%, due 03/08/29	6,810,476
$975,000			South Africa Government International Bond, 5.875%, due 05/30/22	879,938
	180,000		South Africa Government International Bond, 6.500%, due 06/02/14	180,900
			Total Other Bonds
			(Cost $40,328,571)	31,451,141

Shares			Value
PREFERRED STOCK: 0.9%
		Banks: 0.9%
26,000	S	Bank of America Corp.	$11,037,000
39,000	S	Wells Fargo & Co.	18,680,610
			29,717,610
		Insurance: 0.0%
94,400	S	American International Group, Inc.	509,760
			509,760
		Total Preferred Stock
		(Cost $53,037,349)	30,227,370

# of	Notional		Value
Contracts	Amount		in $
POSITIONS IN PURCHASED OPTIONS: 0.3%
Options on Exchange-Traded Futures Contracts: 0.0%
83		Put Option CBOT
US Treasury 5-Year Note Future 06/09
		Strike @ $85.000 - Exp 05/22/09	648

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

# of	Notional				Value
Contracts	Amount				in $
			Options on Exchange-Traded Futures Contracts (continued)
646			Put Option CBOT
			US Treasury 10-Year Note Future 06/09
			Strike @ $80.000 - Exp 05/22/09		$10,097
790			Put Option CME
			90-Day Eurodollar Future 06/09
			Strike @ $93.000 - Exp 06/15/09		4,938
1,200			Put Option CME
			90-Day Eurodollar Future 12/09
			Strike @ $90.750 - Exp 12/14/09		7,500
198			Put Option LIFFE
			90-Day Sterling Future 06/10
			Strike @ 91.000 (GBP) - Exp 06/16/10		—
					23,183
			Currency Options: 0.0%
	11,400,000	I	Call Option OTC - Credit Suisse, London
			USD vs JPY
			Strike @ 104 (JPY)-Exp 03/17/10		302,670
	11,400,000	I	Put Option OTC - Credit Suisse, London
			USD vs JPY
			Strike @ 104(JPY)-Exp 03/17/10		963,083
					1,265,753
			Interest Rate Swaptions: 0.3%
	20,500,000		Call Swaption OTC - Barclays Bank PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09		768,704
	18,700,000	I	Call Swaption OTC - Merrill Lynch Capital Services, Inc. 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450%-Exp 08/03/09		701,208
	23,700,000		Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.600% - Exp 07/02/09		979,203
	124,800,000		Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.450% - Exp 08/03/09		4,679,718
	68,000,000	I	Call Swaption OTC - The Royal Bank of Scotland PLC 3 Month USD-LIBOR - Fund Pays Floating Strike @ 3.850% - Exp 08/03/09		3,082,351
					10,211,184
			Total Positions in Purchased Options
			(Cost $3,751,540)		11,500,120
			Total Long-Term Investments
			(Cost $4,936,318,034)		4,749,321,636
SHORT-TERM INVESTMENTS: 2.1%
			U.S. Government Agency Obligations: 1.9%
	5,000,000	S, Z	Fannie Mae, 0.160%, due 04/30/09		4,999,333
	26,000,000	S, Z	Fannie Mae, 0.160%, due 06/23/09		25,990,120
	500,000	L, Z	Federal Home Loan Bank, 0.010%, due 04/06/09		499,999
	33,500,000	Z	Freddie Mac, 0.050%, due 04/27/09		33,498,744
			Total U.S. Government Agency Obligations
			(Cost $64,988,196)		64,988,196
			Securities Lending Collateral(cc): 0.2%
	6,033,873		Bank of New York Mellon Corp. Institutional Cash Reserves		5,577,749
			Total Securities Lending Collateral
			(Cost $6,033,873)		5,577,749
			Total Short-Term Investments
			(Cost $71,022,069)		70,565,945
			Total Investments in Securities
			(Cost $5,007,340,103)*	143.3%	$4,819,887,581
			Other Assets and Liabilities - Net	(43.3)	(1,455,479,110)
			Net Assets	100.0%	$3,364,408,471

@@	Foreign Issuer
MASTR	Mortgage Asset Securitization Transaction, Inc.
#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
ip	Treasury inflation indexed protected security whose principal value is adjusted in accordance with changes to the Consumer Price Index.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

W	Settlement is on a when-issued or delayed-delivery basis.
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

I	Illiquid security

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
±	Defaulted security
^

Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	EU Euro
JPY	Japanese Yen

As of March 31, 2009, the Portfolio received $18,735,000 in cash as collateral for swaps, when issued or delayed delivery securities and forward foreign currency contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.

*	Cost for federal income tax purposes is $5,007,909,210.
Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$109,812,424
	Gross Unrealized Depreciation	(297,834,053)
	Net Unrealized Depreciation	$(188,021,629)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•        Level 1 - quoted prices in active markets for identical investments

•        Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•        Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,288,936	$39,356,413
Level 2- Other Significant Observable Inputs	4,802,163,395	(24,212,333)
Level 3- Significant Unobservable Inputs	16,435,250	(714,432)
Total	$4,819,887,581	$14,429,648

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$16,757,679	$2,143,275
Net Purchases/(Sales)	(14,694)	(392,790)
Accrued Discounts/(Premiums)	(17,659)	4,071
Total Realized Gain/(Loss)	732	(868,273)
Total Unrealized Appreciation/(Depreciation)	(290,808)	(1,600,715)
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$16,435,250	$(714,432)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit Contracts	$15,228,665	Credit Contracts	$39,344,201
Equity Contracts	23,183	Equity Contracts	—
Foreign Exchange Contracts	3,169,197	Foreign Exchange Contracts	6,503,320
Interest Rate Contracts	64,058,269	Interest Rate Contracts	10,702,025

Total	$82,479,314		$56,549,546

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO Core Bond Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 2,624,000	BUY	5/7/09	1,838,112	1,819,479	$(18,633)
Brazilian Real
BRL 2,015,309	BUY	4/2/09	894,500	868,761	(25,739)
Brazilian Real
BRL 2,014,861	BUY	4/2/09	894,500	868,568	(25,932)
Brazilian Real
BRL 3,533,388	BUY	4/2/09	1,569,000	1,523,176	(45,824)
Brazilian Real
BRL 359,200	BUY	6/2/09	149,356	152,443	3,087
Brazilian Real
BRL 718,200	BUY	6/2/09	298,752	304,802	6,050
Brazilian Real
BRL 520,900	BUY	6/2/09	216,321	221,068	4,747
Brazilian Real
BRL 808,000	BUY	6/2/09	331,487	342,913	11,426
Brazilian Real
BRL 360,300	BUY	6/2/09	147,664	152,910	5,246
Brazilian Real
BRL 717,000	BUY	6/2/09	299,124	304,293	5,169
Brazilian Real
BRL 692,519	BUY	6/2/09	288,549	293,903	5,354
Brazilian Real
BRL 370,000	BUY	6/2/09	155,039	157,027	1,988
Brazilian Real
BRL 422,700	BUY	6/2/09	177,381	179,393	2,012
Brazilian Real
BRL 1,890,890	BUY	6/2/09	829,520	802,488	(27,032)
Brazilian Real
BRL 5,672,668	BUY	6/2/09	2,490,743	2,407,463	(83,280)
Canadian Dollar
CAD 1,882,342	BUY	4/27/09	1,532,777	1,493,038	(39,739)
Chinese Yuan
CNY 10,340,213	BUY	7/15/09	1,605,000	1,514,491	(90,509)
Chinese Yuan
CNY 22,665,300	BUY	7/15/09	3,514,000	3,319,698	(194,302)
Chinese Yuan
CNY 8,091,613	BUY	7/15/09	1,255,000	1,185,147	(69,853)
Chinese Yuan
CNY 2,377,869	BUY	7/15/09	370,500	348,277	(22,223)
Chinese Yuan
CNY 2,377,128	BUY	7/15/09	370,500	348,169	(22,331)
Chinese Yuan
CNY 11,649,529	BUY	7/15/09	1,812,000	1,706,261	(105,739)
Chinese Yuan
CNY 7,766,232	BUY	7/15/09	1,208,000	1,137,490	(70,510)
Chinese Yuan
CNY 7,769,776	BUY	7/15/09	1,211,000	1,138,009	(72,991)
Chinese Yuan
CNY 5,977,296	BUY	7/15/09	927,000	875,471	(51,529)
Chinese Yuan
CNY 22,329,864	BUY	7/15/09	3,420,000	3,270,568	(149,432)
Chinese Yuan
CNY 20,978,832	BUY	7/15/09	3,248,000	3,072,688	(175,312)
Chinese Yuan
CNY 18,347,000	BUY	7/15/09	2,800,000	2,687,214	(112,786)
Chinese Yuan
CNY 10,457,600	BUY	7/15/09	1,600,000	1,531,684	(68,316)
Chinese Yuan
CNY 4,881,450	BUY	9/8/09	700,000	715,896	15,896
Chinese Yuan
CNY 4,867,800	BUY	9/8/09	700,000	713,894	13,894
Chinese Yuan
CNY 4,825,800	BUY	9/8/09	700,000	707,735	7,735

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Chinese Yuan
CNY 4,832,100	BUY	9/8/09	700,000	708,659	8,659
Chinese Yuan
CNY 3,934,710	BUY	9/8/09	570,000	577,051	7,051
Chinese Yuan
CNY 7,239,750	BUY	9/8/09	1,050,000	1,061,756	11,756
Chinese Yuan
CNY 4,789,290	BUY	9/8/09	690,000	702,380	12,380
Chinese Yuan
CNY 9,719,500	BUY	9/8/09	1,400,000	1,425,428	25,428
Chinese Yuan
CNY 2,612,231	BUY	9/8/09	376,077	383,101	7,024
EU Euro
EUR 715,000	BUY	4/14/09	913,856	949,922	36,066
EU Euro
EUR 675,000	BUY	4/14/09	865,377	896,780	31,403
EU Euro
EUR 715,000	BUY	4/14/09	929,042	949,922	20,880
EU Euro
EUR 1,816,000	BUY	4/14/09	2,460,535	2,412,669	(47,866)
British Pound
GBP 1,206,000	BUY	4/9/09	1,777,040	1,730,466	(46,574)
British Pound
GBP 935,000	BUY	4/9/09	1,377,254	1,341,614	(35,640)
British Pound
GBP 1,081,000	BUY	4/27/09	1,572,201	1,551,186	(21,015)
British Pound
GBP 1,080,000	BUY	4/27/09	1,570,320	1,549,751	(20,569)
British Pound
GBP 1,080,000	BUY	4/27/09	1,570,855	1,549,751	(21,104)
British Pound
GBP 2,338,000	BUY	4/27/09	3,436,147	3,354,925	(81,222)
Indian Rupee
INR 23,000,000	BUY	4/9/09	460,000	452,815	(7,185)
Indian Rupee
INR 22,609,000	BUY	4/9/09	460,000	445,117	(14,883)
Indian Rupee
INR 34,511,523	BUY	4/9/09	690,000	679,450	(10,550)
Indian Rupee
INR 23,184,000	BUY	4/9/09	460,000	456,438	(3,562)
Indian Rupee
INR 45,746,491	BUY	4/9/09	899,636	900,639	1,003
Japanese Yen
JPY 106,330,000	BUY	5/7/09	1,080,848	1,074,781	(6,067)
Japanese Yen
JPY 175,452,000	BUY	5/7/09	1,780,940	1,773,464	(7,476)
Japanese Yen
JPY 139,749,000	BUY	5/7/09	1,418,534	1,412,579	(5,955)
Malaysian Ringgit
MYR 770,770	BUY	4/14/09	220,000	211,333	(8,667)
Malaysian Ringgit
MYR 769,010	BUY	4/14/09	220,000	210,851	(9,149)
Malaysian Ringgit
MYR 1,547,040	BUY	4/14/09	440,000	424,174	(15,826)
Malaysian Ringgit
MYR 140,440	BUY	4/14/09	40,000	38,506	(1,494)
Malaysian Ringgit
MYR 808,910	BUY	4/14/09	230,000	221,791	(8,209)
Malaysian Ringgit
MYR 973,215	BUY	4/14/09	270,000	266,840	(3,160)
Philippine Peso
PHP 20,470,800	BUY	5/6/09	420,000	422,155	2,155
Philippine Peso
PHP 12,125,000	BUY	5/6/09	250,000	250,046	46
Philippine Peso
PHP 20,147,400	BUY	5/6/09	420,000	415,486	(4,514)
Philippine Peso
PHP 1,638,400	BUY	5/6/09	33,335	33,788	453
Russian Ruble
RUB 91,057,941	BUY	5/6/09	3,770,000	2,650,417	(1,119,583)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 1,944,061	BUY	4/14/09	1,330,000	1,277,699	(52,301)
Singapore Dollar
SGD 1,960,018	BUY	4/14/09	1,340,000	1,288,186	(51,814)
Singapore Dollar
SGD 1,962,430	BUY	4/14/09	1,340,000	1,289,772	(50,228)
Singapore Dollar
SGD 1,878,743	BUY	4/14/09	1,270,000	1,234,770	(35,230)
Singapore Dollar
SGD 2,298,340	BUY	4/14/09	1,550,000	1,510,542	(39,458)
Singapore Dollar
SGD 2,254,252	BUY	4/14/09	1,540,000	1,481,566	(58,434)
Singapore Dollar
SGD 2,224,008	BUY	4/14/09	1,530,000	1,461,689	(68,311)
Singapore Dollar
SGD 2,511,278	BUY	4/14/09	1,708,585	1,650,492	(58,093)
Singapore Dollar
SGD 2,241,920	BUY	7/30/09	1,550,000	1,472,652	(77,348)
					$(3,216,591)
Brazilian Real
BRL 1,890,890	SELL	4/2/09	842,267	815,127	$27,140
Brazilian Real
BRL 5,672,668	SELL	4/2/09	2,529,054	2,445,379	83,675
Brazilian Real
BRL 179,250	SELL	6/2/09	75,000	76,073	(1,073)
Brazilian Real
BRL 512,158	SELL	6/2/09	213,000	217,358	(4,358)
Brazilian Real
BRL 180,000	SELL	6/2/09	75,000	76,391	(1,391)
Brazilian Real
BRL 180,300	SELL	6/2/09	75,000	76,519	(1,519)
Brazilian Real
BRL 180,360	SELL	6/2/09	75,000	76,544	(1,544)
Brazilian Real
BRL 578,100	SELL	6/2/09	235,000	245,344	(10,344)
Brazilian Real
BRL 49,688,905	SELL	6/2/09	20,330,976	21,087,819	(756,843)
Canadian Dollar
CAD 8,346,000	SELL	4/27/09	6,497,419	6,619,890	(122,471)
Chinese Yuan
CNY 2,565,585	SELL	7/15/09	355,000	375,771	(20,771)
Chinese Yuan
CNY 7,706,114	SELL	7/15/09	1,066,000	1,128,685	(62,685)
Chinese Yuan
CNY 2,570,022	SELL	7/15/09	355,000	376,421	(21,421)
Chinese Yuan
CNY 2,698,468	SELL	7/15/09	371,000	395,234	(24,234)
Chinese Yuan
CNY 2,080,364	SELL	7/15/09	286,000	304,703	(18,703)
Chinese Yuan
CNY 1,353,615	SELL	7/15/09	186,000	198,259	(12,259)
Chinese Yuan
CNY 2,541,525	SELL	7/15/09	350,000	372,247	(22,247)
Chinese Yuan
CNY 2,490,000	SELL	7/15/09	353,066	364,701	(11,635)
Chinese Yuan
CNY 2,490,100	SELL	7/15/09	353,080	364,715	(11,635)
Chinese Yuan
CNY 2,498,000	SELL	7/15/09	354,201	365,872	(11,671)
Chinese Yuan
CNY 1,499,000	SELL	7/15/09	212,549	219,553	(7,004)
Chinese Yuan
CNY 29,181,554	SELL	7/15/09	4,155,200	4,274,109	(118,909)
Chinese Yuan
CNY 4,991,400	SELL	7/15/09	708,000	731,071	(23,071)
Chinese Yuan
CNY 9,984,182	SELL	7/15/09	1,417,000	1,462,344	(45,344)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Chinese Yuan
CNY 10,427,625	SELL	7/15/09	1,495,000	1,527,294	(32,294)
Chinese Yuan
CNY 17,852,731	SELL	7/15/09	2,561,000	2,614,820	(53,820)
Chinese Yuan
CNY 10,129,141	SELL	7/15/09	1,451,000	1,483,576	(32,576)
Chinese Yuan
CNY 10,054,080	SELL	7/15/09	1,440,000	1,472,582	(32,582)
Chinese Yuan
CNY 15,685,444	SELL	7/15/09	2,252,685	2,297,386	(44,701)
Chinese Yuan
CNY 12,329,300	SELL	7/15/09	1,768,149	1,805,825	(37,676)
Chinese Yuan
CNY 5,450,655	SELL	9/8/09	777,000	799,374	(22,374)
Chinese Yuan
CNY 4,602,285	SELL	9/8/09	657,000	674,955	(17,955)
Chinese Yuan
CNY 4,730,469	SELL	9/8/09	674,000	693,754	(19,754)
Chinese Yuan
CNY 6,280,960	SELL	9/8/09	896,000	921,143	(25,143)
Chinese Yuan
CNY 1,330,000	SELL	9/8/09	190,000	195,053	(5,053)
Chinese Yuan
CNY 3,539,470	SELL	9/8/09	506,000	519,086	(13,086)
Chinese Yuan
CNY 8,135,011	SELL	9/8/09	1,163,807	1,193,052	(29,245)
Chinese Yuan
CNY 4,302,169	SELL	9/8/09	615,475	630,941	(15,466)
Chinese Yuan
CNY 9,331,612	SELL	9/8/09	1,335,682	1,368,541	(32,859)
EU Euro
EUR 16,270,000	SELL	4/14/09	20,546,130	21,615,709	(1,069,579)
EU Euro
EUR 1,390,000	SELL	4/14/09	1,792,184	1,846,702	(54,518)
British Pound
GBP 17,377,000	SELL	4/9/09	25,137,308	24,933,924	203,384
British Pound
GBP 108,000	SELL	4/9/09	156,449	154,967	1,482
Indian Rupee
INR 58,596,450	SELL	4/9/09	1,122,000	1,153,625	(31,625)
Indian Rupee
INR 25,522,542	SELL	4/9/09	487,071	502,478	(15,407)
Indian Rupee
INR 29,506,400	SELL	4/9/09	560,000	580,911	(20,911)
Indian Rupee
INR 35,425,622	SELL	4/9/09	672,000	697,446	(25,446)
Japanese Yen
JPY 461,383,000	SELL	5/7/09	4,743,186	4,663,646	79,540
Japanese Yen
JPY 461,382,000	SELL	6/4/09	4,739,195	4,665,802	73,393
Malaysian Ringgit
MYR 1,939,400	SELL	4/14/09	526,653	531,753	(5,100)
Malaysian Ringgit
MYR 803,200	SELL	4/14/09	219,454	220,225	(771)
Malaysian Ringgit
MYR 803,200	SELL	4/14/09	219,454	220,225	(771)
Malaysian Ringgit
MYR 718,902	SELL	4/14/09	196,421	197,112	(691)
Malaysian Ringgit
MYR 744,683	SELL	4/14/09	203,188	204,180	(992)
Philippine Peso
PHP 54,381,600	SELL	5/6/09	1,035,840	1,121,474	(85,634)
Russian Ruble
RUB 11,360,000	SELL	5/6/09	467,711	330,655	137,056
Russian Ruble
RUB 79,697,941	SELL	5/6/09	3,331,854	2,319,762	1,012,092
Singapore Dollar
SGD 361,128	SELL	4/14/09	240,000	237,345	2,655
Singapore Dollar
SGD 1,425,159	SELL	4/14/09	947,390	936,660	10,730

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 723,501	SELL	4/14/09	478,000	475,508	2,492
Singapore Dollar
SGD 724,152	SELL	4/14/09	479,000	475,936	3,064
Singapore Dollar
SGD 722,354	SELL	4/14/09	478,000	474,754	3,246
Singapore Dollar
SGD 721,971	SELL	4/14/09	478,000	474,502	3,498
Singapore Dollar
SGD 1,469,876	SELL	4/14/09	969,000	966,049	2,951
Singapore Dollar
SGD 1,468,504	SELL	4/14/09	968,000	965,148	2,852
Singapore Dollar
SGD 1,471,839	SELL	4/14/09	970,000	967,340	2,660
Singapore Dollar
SGD 1,471,248	SELL	4/14/09	970,000	966,951	3,049
Singapore Dollar
SGD 733,941	SELL	4/14/09	482,000	482,370	(370)
Singapore Dollar
SGD 739,668	SELL	4/14/09	486,000	486,133	(133)
Singapore Dollar
SGD 739,522	SELL	4/14/09	486,000	486,037	(37)
Singapore Dollar
SGD 1,478,027	SELL	4/14/09	971,000	971,406	(406)
Singapore Dollar
SGD 1,477,493	SELL	4/14/09	971,000	971,055	(55)
Singapore Dollar
SGD 739,532	SELL	4/14/09	486,000	486,044	(44)
Singapore Dollar
SGD 565,215	SELL	4/14/09	370,463	371,477	(1,014)
Singapore Dollar
SGD 1,658,300	SELL	7/30/09	1,088,838	1,089,289	(451)
Singapore Dollar
SGD 331,700	SELL	7/30/09	217,734	217,884	(150)
Singapore Dollar
SGD 251,920	SELL	7/30/09	167,056	165,479	1,577
					$(1,383,285)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Open Futures Contracts on March 31, 2009:

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Appreciation
Long Contracts
3-Month Euro Euribor	92	06/15/09	$1,254,511
90-Day Eurodollar	2,309	06/15/09	12,335,710
90-Day Eurodollar	1,487	09/14/09	9,190,765
90-Day Eurodollar	1,097	12/14/09	6,672,894
90-Day Eurodollar	823	03/15/10	5,619,153
90-Day Eurodollar	32	06/14/10	200,230
90-Day Eurodollar	32	09/13/10	207,982
90-Day Sterling	196	06/17/09	1,790,148
90-Day Sterling	8	12/16/09	50,814
U.S. Treasury 5-Year Note	83	06/30/09	147,985
U.S. Treasury 10-Year Note	646	06/19/09	2,174,074
			$39,644,266

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Credit Default Swap Agreements Outstanding on March 31, 2009:

Credit Default Swaps on Credit Indices - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BNP Paribas	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	5,000,000	$914,837	$(28,303)	$943,140
Deutsche Bank AG	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	20,000,000	3,659,346	(183,577)	3,842,923
Goldman Sachs International	iTraxx Europe HiVol Series 6 Version 1 Index	Buy	(0.850)	12/20/16	EUR	200,000	36,593	(1,077)	37,670
							$4,610,776	$(212,957)	$4,823,733

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	Avebury Finance CDO PLC, Series 1A, Class C, Floating Rate, 01/08/51	Buy	(2.300)	01/08/51	USD	2,600,000	$2,510,898	$—	$2,510,898
Deutsche Bank AG	Goodrich Corp. 6.290%, 07/01/16	Buy	(0.510)	09/20/16	USD	1,600,000	19,498	—	19,498
Goldman Sachs International	Ipswich Street CDO Ltd, Series 2006-1A, Class C, Floating Rate, 08/04/46	Buy	(1.950)	08/04/46	USD	5,000,000	4,700,551	—	4,700,551
Barclays Bank PLC	iStar Financial Inc. 5.800%, 03/15/11	Buy	(0.365)	03/20/11	USD	5,000,000	2,460,905	—	2,460,905
Deutsche Bank AG	Lennar Corp. 5.950%, 10/17/11	Buy	(0.660)	12/20/11	USD	5,000,000	655,059	—	655,059
Morgan Stanley Capital Services Inc.	Sealed Air Corp. 5.625%, 07/15/13	Buy	(0.580)	09/20/13	USD	2,200,000	186,870	—	186,870
							$10,533,781	$—	$10,533,781

Credit Default Swaps on Credit Indices - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	181.63	USD	1,200,000	$(1,101,789)	$(77,344)	$(1,024,445)
Merrill Lynch International	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	181.63	USD	200,000	(183,631)	(13,368)	(170,263)
UBS AG	ABX.HE.A.06-1 Index	Sell	0.540	07/25/45	181.63	USD	1,200,000	(1,101,789)	(77,344)	(1,024,445)
Citibank N.A., New York	CDX.NA.HY.8 Index (35-100% Tranche)	Sell	0.355	06/20/12	4.77	USD	5,851,731	(694,200)	—	(694,200)
Morgan Stanley Capital Services Inc.	CDX.NA.IG.5 Index (10-15% Tranche)	Sell	0.458	12/20/15	8.97	USD	14,500,000	(5,831,754)	—	(5,831,754)
Goldman Sachs International	CDX.NA.IG.7 Index	Sell	0.650	12/20/16	2.24	USD	54,851,200	(5,470,104)	(375,256)	(5,094,848)
Barclays Bank PLC	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.758	12/20/12	0.70	USD	20,029,062	57,780	—	57,780
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.705	12/20/12	0.70	USD	13,223,070	13,017	—	13,017
Goldman Sachs International	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.548	12/20/17	0.72	USD	2,236,255	(22,994)	—	(22,994)
Deutsche Bank AG	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.530	06/20/13	0.69	USD	3,014,082	(14,884)	—	(14,884)
Goldman Sachs International	CDX.NA.IG.10 Index (30-100% Tranche)	Sell	0.463	06/20/13	0.69	USD	3,791,910	(29,155)	—	(29,155)
								$(14,379,503)	$(543,312)	$(13,836,191)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	implied Credit Spread at 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	American Express Comp. 4.875%, 07/15/13	Sell	1.750	03/20/13	6.65	USD	5,300,000	$(807,365)	$—	$(807,365)
Deutsche Bank AG	American International Group 6.250%, 05/01/36	Sell	5.000	12/20/13	21.30	USD	6,100,000	(2,241,940)	(524,403)	(1,717,537)
Deutsche Bank AG	Berkshire Hathaway Inc. 4.625%, 10/15/13	Sell	0.850	03/20/13	3.96	USD	2,200,000	(232,725)	—	(232,725)
Citibank N.A., New York	CIT Group 5.650%, 02/13/17	Sell	5.000	12/20/13	11.76	USD	1,800,000	(354,259)	(428,201)	73,942
Barclays Bank PLC	CIT Group 7.750%, 04/02/12	Sell	5.200	03/20/13	12.43	USD	3,700,000	(692,267)	—	(692,267)
Morgan Stanley Capital Services Inc.	CIT Group 7.750%, 04/02/12	Sell	5.650	03/20/13	12.43	USD	9,300,000	(1,631,731)	—	(1,631,731)
Credit Suisse International	Federative Republic of Brazil 12.250%, 03/06/30	Sell	3.350	12/20/09	1.51	USD	1,000,000	13,311	—	13,311
Barclays Bank PLC	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	5.650	09/20/12	15.03	USD	700,000	(157,203)	—	(157,203)
Goldman Sachs International	Ford Motor Credit Co. 7.000%, 10/01/13	Sell	3.850	09/20/12	15.03	USD	200,000	(53,532)	—	(53,532)
Barclays Bank PLC	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	1.600	12/20/12	7.77	USD	5,900,000	(1,086,977)	—	(1,086,977)
Morgan Stanley Capital Services Inc.	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	7.68	USD	1,200,000	(204,368)	—	(204,368)
UBS AG, London	GAZ Capital (GAZPROM) LPN 8.625%, 04/28/34	Sell	2.180	02/20/13	7.68	USD	1,200,000	(204,368)	—	(204,368)
BNP Paribas	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.700	12/20/13	7.54	USD	1,800,000	(173,894)	—	(173,894)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.000	12/20/13	7.54	USD	7,600,000	(915,038)	—	(915,038)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.200	12/20/13	7.54	USD	6,200,000	(704,333)	—	(704,333)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.325	12/20/13	7.54	USD	4,500,000	(492,090)	—	(492,090)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.850	12/20/13	7.54	USD	3,600,000	(329,434)	—	(329,434)
Citibank N.A., New York	General Electric Capital Corp. 5.625%, 09/15/17	Sell	3.850	03/20/14	7.48	USD	7,000,000	(894,335)	—	(894,335)
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.750	12/20/13	7.54	USD	3,900,000	(370,142)	—	(370,142)
Deutsche Bank AG	General Electric Capital Corp. 5.625%, 09/15/17	Sell	4.230	12/20/13	7.54	USD	4,200,000	(472,846)	—	(472,846)
Goldman Sachs International	General Electric Capital Corp. 5.625%, 09/15/17	Sell	8.000	03/20/11	8.74	USD	1,800,000	(22,741)	—	(22,741)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.620	03/20/11	8.74	USD	5,700,000	(785,466)	—	(785,466)
Barclays Bank PLC	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.640	12/20/12	7.80	USD	5,700,000	(1,165,188)	—	(1,165,188)
BNP Paribas	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.780	03/20/11	8.74	USD	1,400,000	(189,122)	—	(189,122)
Deutsche Bank AG	General Electric Capital Corp. 6.000%, 06/15/12	Sell	0.800	06/20/11	8.57	USD	6,800,000	(993,291)	—	(993,291)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	8.900	03/20/13	151.93	USD	1,900,000	(1,529,464)	—	(1,529,464)
Goldman Sachs International	General Motors 7.125%, 07/15/13	Sell	9.050	03/20/13	151.93	USD	2,900,000	(2,331,997)	—	(2,331,997)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	3.650	09/20/12	21.29	USD	1,000,000	(358,950)	—	(358,950)
Barclays Bank PLC	GMAC LLC 6.875%, 08/28/12	Sell	4.800	09/20/12	21.29	USD	1,300,000	(436,219)	—	(436,219)
Goldman Sachs International	GMAC LLC 6.875%, 08/28/12	Sell	3.200	09/20/12	21.29	USD	1,100,000	(404,915)	—	(404,915)
The Royal Bank of Scotland PLC	Republic of Indonesia 6.750%, 03/10/14	Sell	0.450	06/20/09	5.83	USD	2,000,000	(23,947)	—	(23,947)
Citibank N.A., New York	Reynolds American Inc. 7.625%, 06/01/16	Sell	1.280	06/20/17	3.34	USD	2,600,000	(328,225)	—	(328,225)
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.100	06/20/09	33.22	USD	700,000	(41,551)	—	(41,551)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	4.850	03/20/13	22.54	USD	3,100,000	(1,039,287)	—	(1,039,287)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	21.11	USD	1,800,000	(603,395)	(235,091)	(368,304)
Citibank N.A., New York	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	21.11	USD	7,600,000	(2,547,668)	(997,911)	(1,549,757)
Deutsche Bank AG	Wachovia Corp. 3.625%, 02/17/09*	Sell	1.520	03/20/13	3.14	USD	1,300,000	(73,628)	—	(73,628)
								$(24,880,590)	$(2,185,606)	$(22,694,984)

*In the event of a default, if this bond is no longer available an equivalent bond will be delivered.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009:

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a floating rate based on 30-Day USD-CMM Rate (Constant Maturity Mortgage Rate) and pay a fixed rate equal to 5.500% Counterparty: Merrill Lynch Capital Services, Inc.	05/21/09	USD	13,300,000	$(1,393,086)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	06/15/09	GBP	26,100,000	155,645
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: Citibank N.A., London	06/15/09	NZD	22,300,000	51,360
Receive a fixed rate equal to 7.250% and pay a floating rate based on 3-month NZD-BBR-FRA Counterparty: JPMorgan Chase Bank, N.A.	06/15/09	NZD	89,200,000	234,539
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	06/19/09	GBP	30,700,000	291,777
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/19/09	GBP	8,700,000	81,562
Receive a fixed rate equal to 6.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	12/19/09	GBP	2,400,000	110,368
Receive a fixed rate equal to 12.670% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services, Inc.	01/04/10	BRL	6,200,000	61,084
Receive a fixed rate equal to 12.410% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: UBS AG, London	01/04/10	BRL	6,200,000	61,556
Receive a fixed rate equal to 7.500% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	03/15/10	AUD	4,200,000	131,125
Receive a fixed rate equal to 7.000% and pay a floating rate based on 3-month Australian Bank Bill Counterparty: UBS AG	06/15/10	AUD	51,800,000	1,278,210
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Morgan Stanley Capital Services, Inc.	06/17/10	USD	30,900,000	903,304
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	42,000,000	1,219,193
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Barclays Bank PLC, London	09/15/10	GBP	30,300,000	2,423,493

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	09/15/10	GBP	4,100,000	$329,560
Receive a fixed rate equal to 2.090% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	10/15/10	EUR	7,800,000	379,162
Receive a fixed rate equal to 2.146% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: UBS AG, London	10/15/10	EUR	1,500,000	79,976
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	12/16/10	USD	7,500,000	182,912
Receive a fixed rate equal to 3.150% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	12/17/10	USD	57,400,000	1,696,758
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Barclays Bank PLC	02/04/11	USD	134,600,000	5,250,204
Receive a fixed rate equal to 3.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	02/04/11	USD	37,600,000	1,227,955
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Citibank N.A., New York	06/17/11	USD	6,400,000	114,991
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/17/11	USD	6,800,000	207,288
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/11	USD	9,400,000	283,827
Receive a fixed rate equal to 4.250% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: UBS AG	09/15/11	AUD	28,200,000	66,619
Receive a fixed rate equal to 10.600% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC	01/02/12	BRL	2,700,000	(1,422)
Receive a fixed rate equal to 10.610% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: HSBC Bank USA, N.A.	01/02/12	BRL	2,400,000	(1,003)
Receive a fixed rate equal to 12.540% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services, Inc.	01/02/12	BRL	12,500,000	251,017
Receive a fixed rate equal to 1.948% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	03/15/12	EUR	5,100,000	116,323

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 1.955% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/28/12	EUR	1,300,000	$26,348
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Goldman Sachs Capital Markets L.P.	03/30/12	EUR	1,400,000	29,258
Receive a fixed rate equal to 1.950% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	03/30/12	EUR	1,400,000	27,538
Receive a fixed rate equal to 1.960% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/05/12	EUR	800,000	16,673
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: BNP Paribas	04/10/12	EUR	2,000,000	32,332
Receive a fixed rate equal to 1.940% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: The Royal Bank of Scotland PLC	04/10/12	EUR	2,100,000	36,814
Receive a fixed rate equal to 1.980% and pay a floating rate based on France CPI Ex Tobacco Index (FRCPXTOB) Counterparty: Barclays Bank PLC, London	04/30/12	EUR	1,500,000	30,038
Receive a fixed rate equal to 7.000% and pay a floating rate based on 6-month Australian Bank Bill Counterparty: Deutsche Bank AG, Frankfurt	03/20/13	AUD	2,900,000	187,358
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	09/17/13	GBP	1,000,000	119,957
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: HSBC Bank USA, N.A.	09/17/13	GBP	5,600,000	666,265
Receive a fixed rate equal to 4.500% and pay a floating rate based on 6-month EUR-EURIBOR Counterparty: BNP Paribas	03/18/14	EUR	6,200,000	768,426
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Deutsche Bank AG, Frankfurt	03/18/14	GBP	2,500,000	328,014
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Goldman Sachs Capital Markets L.P.	03/18/14	GBP	1,800,000	267,749
Receive a fixed rate equal to 5.250% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: The Royal Bank of Scotland PLC	03/18/14	GBP	4,200,000	627,020
Receive a fixed rate equal to 5.000% and pay a floating rate based on 6-month GBP-LIBOR Counterparty: Merrill Lynch Capital Services, Inc.	06/15/16	GBP	900,000	118,810

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009 (continued)

				Unrealized
	Termination	Notional		Appreciation/
	Date	Amount		(Depreciation)
Receive a fixed rate equal to 8.860% and pay a floating rate based on 28-day MXN-TIIE-BANXICO Counterparty: Citibank N.A., New York	09/12/16	MXN	23,500,000	$122,963
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 3.000% Counterparty: Citibank N.A., New York	06/17/29	USD	1,700,000	205,304
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Citibank N.A., New York	12/17/38	USD	1,600,000	(561,804)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Merrill Lynch Capital Services, Inc.	12/17/38	USD	9,400,000	(2,876,695)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services, Inc.	12/17/38	USD	1,500,000	(534,207)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: The Royal Bank of Scotland PLC	12/17/38	USD	20,800,000	(5,152,649)
				$10,279,809

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Open on March 31, 2009:

Options on Exchange-Traded Futures Contracts

	Exercise		Expiration	# of	Premium
Description/Name of Issuer	Price		Date	Contracts	Received	Value
Call Option CBOT
US Treasury 10-Year Note Future 06/09	USD	126.00	05/22/09	48	$35,063	$(32,250)
Call Option CBOT
US Treasury 10-Year Note Future 06/09	USD	128.00	05/22/09	432	107,287	(101,252)
Put Option CBOT
US Treasury 10-Year Note Future 06/09	USD	119.00	05/22/09	400	191,845	(87,500)
Put Option CBOT
US Treasury 10-Year Note Future 06/09	USD	122.00	05/22/09	80	53,112	(56,251)
Put Option CME
90-Day Eurodollar Future 06/09	USD	98.50	06/15/09	106	36,341	(10,600)
					$423,648	$(287,853)

PORTFOLIO OF INVESTMENTS
ING PIMCO Core Bond Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO Core Bond Portfolio Written Options Open on March 31, 2009:

Interest Rate Swaptions

		Floating Rate Index/	Pay/Receive	Exercise	Expiration		Notional	Premium
Description	Counterparty	Underlying Reference Entity	Floating	Rate	Date		Amount	Received	Value

Call - OTC Interest Rate Swap	Barclays Bank PLC	3-month USD-LIBOR	Receive	1.800%	04/27/09	USD	2,000,000	$4,000	$(30)
Call - OTC Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	Receive	1.800%	04/27/09	USD	8,000,000	44,175	(119)
Call - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-Month USD-LIBOR	Receive	1.800%	04/27/09	USD	10,500,000	56,950	(156)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Receive	1.800%	04/27/09	USD	2,500,000	2,250	(37)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Pay	3.500%	04/27/09	USD	2,000,000	10,400	(42)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	22,000,000	171,150	(28,663)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	8,000,000	33,200	(7,621)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD LIBOR	Pay	4.400%	08/03/09	USD	14,500,000	69,375	(1,768)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.550%	08/03/09	USD	28,500,000	129,000	(1,925)
Put - OTC Interest Rate Swap	Barclays Bank PLC	6-Month EUR-EURIBOR	Pay	4.000%	06/15/09	EUR	4,000,000	44,474	(1,388)
Put - OTC Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	Pay	3.500%	04/27/09	USD	8,000,000	29,475	(168)
Put - OTC Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	14,500,000	137,300	(18,892)
Put - OTC Interest Rate Swap	Citibank N.A., London	6-Month EUR-EURIBOR	Pay	4.300%	06/15/09	EUR	1,000,000	10,546	(52)
Put - OTC Interest Rate Swap	Citibank N.A., New York	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	11,000,000	103,400	(14,332)
Put - OTC Interest Rate Swap	Citibank N.A., New York	3-Month USD-LIBOR	Pay	2.000%	07/27/09	USD	8,000,000	32,400	(7,621)
Put - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-Month USD-LIBOR	Pay	3.500%	04/27/09	USD	10,500,000	53,200	(221)
Put - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	12,000,000	81,800	(15,634)
Put - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-month USD-LIBOR	Pay	2.000%	07/27/09	USD	19,500,000	90,475	(18,576)
Put - OTC Interest Rate Swap	Morgan Stanley Capital Services, Inc.	6-Month EUR-EURIBOR	Pay	4.000%	06/15/09	EUR	4,000,000	45,709	(1,388)
Put - OTC Interest Rate Swap	Societe Generale, Paris	6-Month EUR-EURIBOR	Pay	4.300%	06/15/09	EUR	1,000,000	10,547	(52)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	3.500%	04/27/09	USD	2,500,000	12,750	(53)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	2.750%	05/22/09	USD	7,500,000	53,250	(9,772)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-month USD-LIBOR	Pay	4.400%	08/03/09	USD	48,000,000	178,150	(5,853)
								$1,403,976	$(134,363)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited)

	Principal Amount			Value
CONVERTIBLE BONDS: 1.7%
			Banks: 0.3%
	$1,775,000	S	National City Corp., 4.000%, due 02/01/11	$1,626,344
				1,626,344
			Electric: 0.3%
	1,600,000	C, S	CMS Energy Corp., 2.875%, due 12/01/24	1,678,000
				1,678,000
			Forest Products & Paper: 0.3%
	1,675,000	S	Rayonier TRS Holdings, Inc., 3.750%, due 10/15/12	1,520,063
				1,520,063
			Oil & Gas: 0.6%
	4,825,000	C, S	Chesapeake Energy Corp., 2.250%, due 12/15/38	2,509,000
	1,000,000	C, S	Chesapeake Energy Corp., 2.500%, due 05/15/37	662,500
				3,171,500
			Pharmaceuticals: 0.2%
	1,275,000	S	Mylan, Inc., 1.250%, due 03/15/12	1,098,094
				1,098,094
			Telecommunications: 0.0%
	200,000	@@, ±, C, S	Nortel Networks Corp., 1.750%, due 04/15/12	30,500
	650,000	@@, ±, C, S	Nortel Networks Corp., 2.125%, due 04/15/14	99,125
				129,625
			Total Convertible Bonds (Cost $11,065,105)	9,223,626
CORPORATE BONDS/NOTES: 86.6%
			Advertising: 0.1%
	3,075,000	#, C, S	R.H. Donnelley, Inc., 11.750%, due 05/15/15	415,125
				415,125
			Agriculture: 0.2%
	1,150,000	S	Altria Group, Inc., 9.250%, due 08/06/19	1,231,641
				1,231,641
			Airlines: 0.2%
	889,424	S	Continental Airlines, Inc., 6.920%, due 04/02/13	788,495
	324,183	S	Continental Airlines, Inc., 7.373%, due 12/15/15	200,994
	21,165	S	United Air Lines, Inc., 6.201%, due 12/31/49	20,213
	19,427	S	United Air Lines, Inc., 6.602%, due 09/01/13	19,233
				1,028,935
			Auto Manufacturers: 1.1%
	5,415,051		DaimlerChrysler NA Holding Corp., 4.560%, due 08/03/14	2,920,743
	5,413,370		Ford Motor Co., 3.560%, due 11/29/13	2,608,194
	400,000	S	Ford Motor Co., 6.375%, due 02/01/29	122,000
	400,000	S	Ford Motor Co., 7.125%, due 11/15/25	122,000
	275,000	S	Ford Motor Co., 9.215%, due 09/15/21	81,125
	100,000	S	General Motors Corp., 7.400%, due 09/01/25	12,000
	1,275,000	S	General Motors Corp., 7.700%, due 04/15/16	159,375
	1,900,000	C, L	General Motors Corp., 8.250%, due 07/15/23	232,750
				6,258,187
			Auto Parts & Equipment: 2.2%
	3,900,000	#, C, S	Allison Transmission, Inc., 11.000%, due 11/01/15	1,813,500
	6,350,000	C, S	ArvinMeritor, Inc., 8.125%, due 09/15/15	2,127,250
	4,825,000	C, S	ArvinMeritor, Inc., 8.750%, due 03/01/12	1,761,125
	1,600,000	C, S	Cooper Standard Automotive, Inc., 7.000%, due 12/15/12	200,000
	600,000	C, S	Goodyear Tire & Rubber Co., 6.318%, due 12/01/09	576,000
	2,400,000	C, S, L	Goodyear Tire & Rubber Co., 9.000%, due 07/01/15	1,860,000
	2,800,000	C, S	Tenneco, Inc., 8.125%, due 11/15/15	574,000
	600,000	#, C, S	TRW Automotive, Inc., 7.000%, due 03/15/14	255,000
	6,130,000	#, C, S	TRW Automotive, Inc., 7.250%, due 03/15/17	2,574,600
				11,741,475
			Banks: 7.1%
	2,900,000	S	American Express Bank FSB, 5.500%, due 04/16/13	2,503,399
	9,600,000	C, S	Bank of America Corp., 8.000%, due 12/29/49	3,848,928
	1,725,000	@@, #, S	Barclays Bank PLC, 6.050%, due 12/04/17	1,358,691
	450,000	@@, #, C, S	Barclays Bank PLC, 7.434%, due 09/29/49	187,164
	5,850,000	@@, #, C, S	Barclays Bank PLC, 7.700%, due 04/29/49	2,573,994
	10,200,000	C, S	Citigroup, Inc., 8.400%, due 04/29/49	5,777,178
EUR	300,000	@@, C	Credit Agricole SA, 4.130%, due 11/29/49	164,813
	$1,025,000	S	General Motors Acceptance Corp., 6.625%, due 05/15/12	566,248
	1,799,000	S	General Motors Acceptance Corp., 6.750%, due 12/01/14	850,144
	7,950,000	S	General Motors Acceptance Corp., 8.000%, due 11/01/31	2,955,945
	4,225,000	C, S	Goldman Sachs Group, Inc., 6.750%, due 10/01/37	2,864,478
EUR	800,000	@@, C	Intesa Sanpaolo S.p.A., 8.047%, due 06/29/49	552,699
	$925,000	S	JPMorgan Chase Bank NA, 6.000%, due 10/01/17	868,480
	200,000	S	Morgan Stanley, 1.341%, due 05/07/10	186,953
	1,500,000	S	Morgan Stanley, 3.338%, due 05/14/10	1,461,603
	800,000	#, C, S	Rabobank Capital Funding Trust, 5.254%, due 12/31/49	360,458
EUR	500,000	C	RBS Capital Trust A, 6.467%, due 12/29/49	272,364
	$1,750,000	@@, #, C, S	Royal Bank of Scotland Group PLC, 6.990%, due 10/29/49	770,936
	3,100,000	@@, C, S	Royal Bank of Scotland Group PLC, 7.640%, due 03/31/49	698,049

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
			Banks (continued)
$800,000		@@, S	UBS AG, 1.115%, due 07/23/09	$795,782
3,475,000		@@, S	UBS AG, 5.750%, due 04/25/18	2,911,550
550,000		S	Unicredito Italiano/New York, 1.156%, due 05/15/09	549,899
1,725,000		S	Unicredito Italiano/New York, 1.156%, due 05/18/09	1,724,769
7,925,000		C, S	Wells Fargo & Company, 7.980%, due 02/28/49	3,729,228
600,000		C, S	Wells Fargo Capital XIII, 7.700%, due 12/29/49	285,989
				38,819,741
			Building Materials: 0.1%
1,900,000		@@, #, C, S	C8 Capital SPV Ltd., 6.640%, due 12/31/49	665,961
				665,961
			Chemicals: 0.4%
3,850,000		@@, #, C, S	Ineos Group Holdings PLC, 8.500%, due 02/15/16	240,625
100,000		C, S	Nalco Co., 7.750%, due 11/15/11	99,000
EUR	300,000	@@, C	Rhodia SA, 5.362%, due 10/15/13	211,248
$1,875,000		C, S	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	1,593,750
				2,144,623
			Commercial Services: 1.7%
1,655,000		C, S	Aramark Services, Inc., 4.670%, due 02/01/15	1,270,213
2,375,000		C, S	Aramark Services, Inc., 8.500%, due 02/01/15	2,196,875
166,667			Hertz Corp., 1.230%, due 12/21/12	127,000
83,333			Hertz Corp., 2.260%, due 12/21/12	63,500
433,334			Hertz Corp., 2.290%, due 12/21/12	330,200
83,789			Hertz Corp., 2.300%, due 12/21/12	63,847
133,333			Hertz Corp., 2.310%, due 12/21/12	101,600
178,754			Hertz Corp., 2.320%, due 12/21/12	136,210
2,287			Hertz Corp., 2.650%, due 12/21/12	1,743
150,000		C, S	Service Corp. International, 7.375%, due 10/01/14	140,250
1,425,000		C, S	Service Corp. International, 7.625%, due 10/01/18	1,232,625
4,515,000		C, S	United Rentals North America, Inc., 6.500%, due 02/15/12	3,634,575
				9,298,638
			Computers: 2.0%
5,505,000		@@, S, L	Seagate Technology HDD Holdings, 2.048%, due 10/01/09	5,264,156
1,000,000			Solar Capital Corp., 2.990%, due 02/11/13	845,125
5,669,000		C, S	Sungard Data Systems, Inc., 9.125%, due 08/15/13	4,960,375
				11,069,656
			Diversified Financial Services: 10.8%
4,312,608		C, S	AES Ironwood, LLC, 8.857%, due 11/30/25	3,816,658
852,441		C, S	AES Red Oak, LLC, 8.540%, due 11/30/19	779,983
500,000		C, S	AES Red Oak, LLC, 9.200%, due 11/30/29	437,500
750,000		S	American Express Credit Corp., 5.875%, due 05/02/13	659,058
700,000		S	American General Finance Corp., 6.900%, due 12/15/17	245,615
200,000		S	Bear Stearns Cos., Inc., 1.486%, due 07/19/10	197,149
700,000		S	CIT Group, Inc., 1.464%, due 07/28/11	449,156
75,000		S	CIT Group, Inc., 4.750%, due 12/15/10	60,505
2,100,000		S	CIT Group, Inc., 5.200%, due 11/03/10	1,694,545
450,000		S	CIT Group, Inc., 5.400%, due 03/07/13	280,900
3,015,000		S	CIT Group, Inc., 5.600%, due 04/27/11	2,201,701
1,250,000		S	CIT Group, Inc., 5.800%, due 07/28/11	901,873
2,375,000		C, S	Citigroup Capital XXI, 8.300%, due 12/21/57	1,145,242
1,125,000		S	Citigroup Funding, Inc., 1.373%, due 10/22/09	1,062,767
5,025,000		#, C, S	El Paso Performance-Linked Trust, 7.750%, due 07/15/11	4,841,919
950,000		S	Ford Motor Credit Co., LLC, 5.544%, due 04/15/09	939,780
800,000		S	Ford Motor Credit Co., LLC, 7.000%, due 10/01/13	535,394
2,400,000		S	Ford Motor Credit Co., LLC, 7.375%, due 10/28/09	2,152,709
19,800,000		S	Ford Motor Credit Co., LLC, 8.000%, due 12/15/16	13,029,491
1,600,000		S	Ford Motor Credit Co., LLC, 12.000%, due 05/15/15	1,213,675
2,375,000		#, C, S	Fresenius US Finance II, Inc., 9.000%, due 07/15/15	2,481,875
5,300,000		S	General Electric Capital Corp., 6.875%, due 01/10/39	4,334,589
1,550,000		C, S	KRATON Polymers, LLC, 8.125%, due 01/15/14	488,250
175,000		±, S	Lehman Brothers Holdings, Inc., 6.625%, due 01/18/12	23,188
2,750,000		±, C, S	Lehman Brothers Holdings, Inc., 6.750%, due 12/28/17	275
2,100,000		±, S	Lehman Brothers Holdings, Inc., 6.875%, due 05/02/18	262,500
1,550,000		±, C, S	Lehman Brothers Holdings, Inc., 7.500%, due 05/11/38	155
499,200		#, ±, S	Lehman Brothers Holdings, Inc., 8.160%, due 05/30/09	50,113
543,789		#, S	Merrill Lynch & Co., Inc., 9.700%, due 05/20/09	147,608
1,100,000		@@, C, S	MUFG Capital Finance 1 Ltd., 6.346%, due 12/31/49	737,968
3,400,000		#, C, S	NSG Holdings, LLC, 7.750%, due 12/15/25	2,703,000
1,700,000		@@, #, C, S	Santander Perpetual SA Unipersonal, 6.671%, due 10/24/17	936,268
700,000		S	SLM Corp., 1.299%, due 07/27/09	674,481
550,000		S	SLM Corp., 1.319%, due 07/26/10	390,561
275,000		S	SLM Corp., 1.459%, due 01/27/14	126,212
EUR	500,000		SLM Corp., 2.193%, due 11/15/11	328,829
EUR	4,250,000		SLM Corp., 4.750%, due 03/17/14	2,936,214
$500,000		S	SLM Corp., 5.125%, due 08/27/12	269,600
2,075,000		C, S	SLM Corp., 8.450%, due 06/15/18	1,122,177
700,000		@@, #, C, S	SMFG Preferred Capital USD 3 Ltd., 9.500%, due 12/31/49	568,262
400,000		@@, #, S	TNK-BP Finance SA, 6.625%, due 03/20/17	266,000
1,700,000		@@, #, S	TNK-BP Finance SA, 7.500%, due 07/18/16	1,231,000
1,000,000		@@	Transcapit, 6.103%, due 06/27/12	873,302
850,000		C, S	UBS Preferred Funding Trust V, 6.243%, due 05/29/49	232,379
3,425,000		C, S	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	1,215,875
				59,046,301

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount	Value
Electric: 9.7%
$2,000,000	C	AES Corp., 7.750%, due 03/01/14	$1,800,000
725,000	C, S	AES Corp., 8.000%, due 10/15/17	625,313
2,100,000	#, C, S	AES Corp., 8.000%, due 06/01/20	1,711,500
994,975	Calpine Corp., 4.340%, due 03/29/14	762,745
10,055,000	C, S	Energy Future Holdings, 10.875%, due 11/01/17	6,535,750
425,000	&, C, S	Energy Future Holdings, 11.250%, due 11/01/17	181,688
3,775,000	@@, #, C, S	Intergen NV, 9.000%, due 06/30/17	3,435,250
3,435,000	#, C, S	Ipalco Enterprises, Inc., 7.250%, due 04/01/16	3,057,150
50,000	C, S	Ipalco Enterprises, Inc., 8.625%, due 11/14/11	48,000
3,088,761	C, S	Midwest Generation, LLC, 8.560%, due 01/02/16	2,779,885
803,616	NRG Energy, Inc., 1.120%, due 02/01/13	725,430
342,521	NRG Energy, Inc., 1.979%, due 02/01/13	309,197
1,168,617	NRG Energy, Inc., 2.720%, due 02/01/13	1,054,920
3,230,000	C, S	NRG Energy, Inc., 7.250%, due 02/01/14	3,044,275
1,100,000	C, S	NRG Energy, Inc., 7.375%, due 02/01/16	1,025,750
6,825,000	C, S	NRG Energy, Inc., 7.375%, due 01/15/17	6,364,313
4,000,000	C, S	NV Energy, Inc., 6.750%, due 08/15/17	3,194,540
5,050,000	C, S	PSEG Energy Holdings, LLC, 8.500%, due 06/15/11	4,994,556
1,860,000	C, S	Reliant Energy, Inc., 6.750%, due 12/15/14	1,720,500
3,418,971	#, C, S	Tenaska Alabama Partners LP, 7.000%, due 06/30/21	2,654,879
22,632	Texas Competitive Electric Holdings Co. LLC, 4.450%, due 10/10/14	14,994
10,063	Texas Competitive Electric Holdings Co., LLC, 3.980%, due 10/10/14	6,665
982,368	Texas Competitive Electric Holdings Co., LLC, 4.030%, due 10/10/14	650,117
1,964,824	Texas Competitive Electric Holdings Co., LLC, 4.157%, due 10/10/14	1,302,433
7,090,000	C, S	Texas Competitive Electric Holdings Co., LLC, 10.250%, due 11/01/15	3,580,450
2,900,000	&, C, S	Texas Competitive Electric Holdings Co., LLC, 10.500%, due 11/01/16	1,087,500
52,667,800
Electrical Components & Equipment: 0.3%
1,750,000	@@, S	Legrand, 8.500%, due 02/15/25	1,476,708
1,476,708
Electronics: 0.2%
1,225,000	@@, C, S	Celestica, Inc., 7.625%, due 07/01/13	1,078,000
1,078,000
Engineering & Construction: 0.1%
782,168	@@	Grupo Ferrovial SA, 9.644%, due 04/07/11	448,915
448,915
Food: 0.4%
1,100,000	S	American Stores Co., 8.000%, due 06/01/26	946,000
1,000,000	WM Wrigley Jr. Co., 6.500%, due 07/17/14	990,313
1,936,313
Forest Products & Paper: 3.4%
650,000	@@, C, S	Cascades, Inc., 7.250%, due 02/15/13	365,625
4,965,000	S	Georgia-Pacific Corp., 7.375%, due 12/01/25	3,599,625
2,095,000	S	Georgia-Pacific Corp., 7.700%, due 06/15/15	1,906,450
13,380,000	C, S	Georgia-Pacific Corp., 8.000%, due 01/15/24	10,704,000
500,000	@@, S	Smurfit Capital Funding PLC, 7.500%, due 11/20/25	285,000
2,375,000	C, S	Verso Paper Holdings, LLC and Verson Paper, Inc., 9.125%, due 08/01/14	902,500
1,000,000	S	Willamette Industries, Inc., 6.450%, due 08/19/09	1,007,015
18,770,215
Healthcare - Products: 2.8%
2,790,000	&, C, S	Biomet, Inc., 10.375%, due 10/15/17	2,371,500
12,085,000	C, S	Biomet, Inc., 11.625%, due 10/15/17	10,725,438
2,300,000	@@, S	Fresenius Medical Care Capital Trust, 7.875%, due 06/15/11	2,340,250
15,437,188
Healthcare - Services: 5.3%
454,350	Community Health Systems, Inc., 2.730%, due 07/02/14	393,807
264,225	Community Health Systems, Inc., 2.730%, due 07/25/14	229,017
4,712,020	Community Health Systems, Inc., 3.510%, due 07/02/14	4,084,144
3,610,000	C, S	Community Health Systems, Inc., 8.875%, due 07/15/15	3,429,500
2,775,000	C, S	DaVita, Inc., 6.625%, due 03/15/13	2,705,625
25,000	C, S	DaVita, Inc., 7.250%, due 03/15/15	24,156
1,912,021	HCA, Inc., 3.709%, due 11/14/13	1,631,432
16,195,000	C, S	HCA, Inc., 9.250%, due 11/15/16	14,777,938
2,250,000	&, C, S	HCA, Inc., 9.625%, due 11/15/16	1,800,000
29,075,619
Holding Companies - Diversified: 0.5%
275,000	@@, C, S	JSG Funding PLC, 7.750%, due 04/01/15	162,938
675,000	@@	Nordic Telephone Co. APS, 8.250%, due 05/01/16	757,802
601,914	@@	Nordic Telephone Co. APS, 3.420%, due 11/30/13	739,645
720,679	@@	Nordic Telephone Co. APS, 3.670%, due 11/30/14	885,584
2,545,969
Household Products/Wares: 0.0%
1,000	±, C, S	Spectrum Brands, Inc., 7.375%, due 02/01/15	255
255
Insurance: 1.6%
325,000	S	American International Group, Inc., 1.253%, due 10/18/11	170,221
EUR	200,000	American International Group, Inc., 2.404%, due 04/26/11	123,717
$500,000	C, S	American International Group, Inc., 4.700%, due 10/01/10	284,457
600,000	S	American International Group, Inc., 4.950%, due 03/20/12	293,561
875,000	S	American International Group, Inc., 5.375%, due 10/18/11	455,270
5,425,000	S	American International Group, Inc., 5.850%, due 01/16/18	2,126,633
1,700,000	#, C, S	American International Group, Inc., 8.175%, due 05/15/58	144,883
10,725,000	#, S	American International Group, Inc., 8.250%, due 08/15/18	4,594,451
GBP	1,000,000	C	American International Group, Inc., 8.625%, due 05/22/38	139,897
$550,000	#, S	Metropolitan Life Global Funding I, 1.972%, due 06/25/10	503,686
8,836,776

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

	Principal Amount			Value
			Investment Companies: 0.0%
	$696,474		Local Insight Media Finance L.P., 7.750%, due 04/21/15	$250,731
				250,731
			Leisure Time: 0.3%
	400,000	@@, S	Royal Caribbean Cruises Ltd., 6.875%, due 12/01/13	218,000
	2,050,000	@@, S	Royal Caribbean Cruises Ltd., 7.000%, due 06/15/13	1,160,813
	650,000	@@, S	Royal Caribbean Cruises Ltd., 7.250%, due 06/15/16	308,750
				1,687,563
			Lodging: 0.7%
	980,000		Harrah’s Operating Co., Inc., 4.160%, due 01/28/15	583,407
	12,500		Harrah’s Operating Co., Inc., 4.460%, due 01/28/15	7,441
	4,100,000	C, S	Harrah’s Operating Co., Inc., 10.750%, due 02/01/16	799,500
	235,000	C, S	Mirage Resorts, Inc., 7.250%, due 08/01/17	85,775
	2,875,000	C, S	Wynn Las Vegas, LLC, 6.625%, due 12/01/14	2,185,000
				3,661,123
			Machinery - Diversified: 0.1%
	1,000,000	C, S	Chart Industries, Inc., 9.125%, due 10/15/15	735,000
				735,000
			Media: 6.6%
	1,425,000	#, ±, C, S	Charter Communications Operating, LLC, 8.375%, due 04/30/14	1,261,125
	4,800,000	S	CSC Holdings, Inc., 7.625%, due 07/15/18	4,344,000
	4,700,000	S	CSC Holdings, Inc., 7.875%, due 02/15/18	4,324,000
	500,000	#, C, S	CSC Holdings, Inc., 8.500%, due 06/15/15	491,250
	2,100,000	#, C, S	CSC Holdings, Inc., 8.625%, due 02/15/19	2,031,750
	2,000,000		Dex Media West LLC, 7.000%, due 10/24/14	885,000
	1,675,000	C, S	Dex Media West, LLC, 9.875%, due 08/15/13	339,188
	1,275,000	C, S	Echostar DBS Corp., 6.625%, due 10/01/14	1,144,313
	9,050,000	C, S	Echostar DBS Corp., 7.125%, due 02/01/16	8,145,000
	63,796		Idearc, Inc., 2.480%, due 11/17/14	24,641
	1,421,053		Idearc, Inc., 3.460%, due 11/17/14	548,882
EUR	2,035,000	@@, #, C	Lighthouse International Co. SA, 8.000%, due 04/30/14	1,040,928
	$1,044,776		Local Insight Regatta Holdings, Inc., 7.750%, due 04/21/15	376,120
	500,000	C, S	Local Insight Regatta Holdings, Inc., 11.000%, due 12/01/17	118,750
	7,475,000	@@, C, S	Quebecor Media, Inc., 7.750%, due 03/15/16	5,718,375
	2,375,000	C, S	R.H. Donnelley Corp., 6.875%, due 01/15/13	142,500
	3,675,000	C, S	R.H. Donnelley Corp., 8.875%, due 01/15/16	229,688
	250,000	C, S	R.H. Donnelley Corp., 8.875%, due 10/15/17	15,000
	1,925,650		Tribune Co., 5.250%, due 06/04/14	433,874
	1,175,000	@@, #, C, S	Unity Media GmbH, 10.375%, due 02/15/15	1,069,250
EUR	200,000	@@, C	Unitymedia Hessen GmbH & Co. KG, 4.976%, due 04/15/13	233,834
	$1,500,000	@@	UPC Broadband Holding BV, 3.540%, due 12/31/14	1,504,643
EUR	1,300,000	@@, C, L	UPC Holding BV, 8.625%, due 01/15/14	1,502,651
				35,924,762
			Mining: 0.6%
	$1,500,000	C, S	Freeport-McMoRan Copper & Gold, Inc., 8.250%, due 04/01/15	1,437,905
	1,800,000	C, S	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	1,674,000
				3,111,905
			Oil & Gas: 3.9%
	1,800,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	1,552,538
	450,000	C, S	Chesapeake Energy Corp., 6.625%, due 01/15/16	376,875
	1,050,000	C, S	Chesapeake Energy Corp., 6.875%, due 01/15/16	887,250
	4,365,000	C, S	Chesapeake Energy Corp., 7.000%, due 08/15/14	3,863,025
	2,925,000	C, S	Chesapeake Energy Corp., 7.250%, due 12/15/18	2,416,781
	150,000	C, S	Chesapeake Energy Corp., 7.500%, due 06/15/14	136,125
	625,000	S	Chesapeake Energy Corp., 9.500%, due 02/15/15	610,938
	1,275,000	@@, #, C, S	Gaz Capital SA, 8.146%, due 04/11/18	1,051,875
	1,250,000	C	Kerr-Mcgee Corp., 6.950%, due 07/01/24	959,830
	2,975,000	C, S	Newfield Exploration Co., 7.125%, due 05/15/18	2,647,750
	3,730,000	@@, C, S	OPTI Canada, Inc., 8.250%, due 12/15/14	1,687,825
	50,000	C, S	Plains Exploration & Production Co., 7.750%, due 06/15/15	43,250
	400,000	C, S	Range Resources Corp., 7.250%, due 05/01/18	360,000
	800,000	C, S	Range Resources Corp., 7.500%, due 10/01/17	732,000
	5,975,000	&, C, S	SandRidge Energy, Inc., 8.625%, due 04/01/15	3,913,625
				21,239,687
			Oil & Gas Services: 0.6%
	3,325,000	@@, C, S	Compagnie Generale de Geophysique-Veritas, 7.500%, due 05/15/15	2,643,375
	485,000	@@, C, S	Compagnie Generale de Geophysique-Veritas, 7.750%, due 05/15/17	373,450
				3,016,825
			Packaging & Containers: 1.3%
	1,800,000	C, S	Berry Plastics Corp., 5.844%, due 02/15/15	1,314,000
	2,900,000	C, S	Berry Plastics Holding Corp., 8.875%, due 09/15/14	1,638,500
	330,000	C, S	Crown Americas, LLC and Crown Americas Capital Corp., 7.625%, due 11/15/13	332,888
	1,770,000	C, S	Crown Americas, LLC and Crown Americas Capital Corp., 7.750%, due 11/15/15	1,787,700
	1,450,000	@@, C, S	Norampac, Inc., 6.750%, due 06/01/13	652,500
	1,400,000	C, S	Owens Brockway Glass Container, Inc., 6.750%, due 12/01/14	1,351,000
				7,076,588
			Pharmaceuticals: 0.3%
	1,675,000	C, S	Pfizer, Inc., 7.200%, due 03/15/39	1,802,035
				1,802,035
			Pipelines: 5.6%
	1,250,000	C, S	Colorado Interstate Gas Co., 5.950%, due 03/15/15	1,134,753
	1,000,000	S	Colorado Interstate Gas Co., 6.850%, due 06/15/37	788,378
	297,000	C, S	Dynegy Holdings, Inc., 6.875%, due 04/01/11	265,815

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Pipelines (continued)
$1,375,000	C, S	Dynegy Holdings, Inc., 7.125%, due 05/15/18	$735,625
2,500,000	C	El Paso Corp., 7.000%, due 06/15/17	2,141,703
150,000	S	El Paso Corp., 8.050%, due 10/15/30	115,311
500,000	C	El Paso Natural Gas, 5.950%, due 04/15/17	441,615
600,000	C, S	Enterprise Products Operating L.P., 7.034%, due 01/15/68	375,529
7,450,000	C, S	Enterprise Products Operating L.P., 8.375%, due 08/01/66	4,997,490
8,125,000	@@, C, S	Kinder Morgan Finance Co. ULC, 5.700%, due 01/05/16	6,865,625
200,000	C, S	Knight, Inc., 5.150%, due 03/01/15	169,000
800,000	#, C, S	NGPL PipeCo, LLC, 7.119%, due 12/15/17	734,674
1,769,837	C, S	Roseton/Danskammer, 7.270%, due 11/08/10	1,699,043
1,575,000	C, S	Roseton/Danskammer, 7.670%, due 11/08/16	1,193,063
5,260,000	#, ±, C, S	SemGroup LP, 8.750%, due 11/15/15	210,400
4,000,000	C, S	Sonat, Inc., 7.000%, due 02/01/18	3,360,044
1,475,000	C, S	Sonat, Inc., 7.625%, due 07/15/11	1,432,325
850,000	C, S	Williams Cos., Inc., 7.500%, due 01/15/31	673,072
600,000	C, S	Williams Cos., Inc., 7.625%, due 07/15/19	561,969
350,000	C, S	Williams Cos., Inc., 8.125%, due 03/15/12	357,000
75,000	C, S	Williams Cos., Inc., 8.750%, due 03/15/32	68,220
2,375,000	C, S	Williams Partners LP/Williams Partners Finance Corp., 7.250%, due 02/01/17	2,021,612
			30,342,266
		Real Estate: 0.6%
75,000		Ventas Realty L.P./Ventas Capital Corp., 6.500%, due 06/01/16	65,438
425,000	C, S	Ventas Realty L.P./Ventas Capital Corp., 6.625%, due 10/15/14	380,375
1,100,000	C, S	Ventas Realty L.P./Ventas Capital Corp., 6.750%, due 04/01/17	946,000
1,075,000	C, S	Ventas Realty L.P./Ventas Capital Corp., 7.125%, due 06/01/15	972,875
810,000	C, S	Ventas Realty L.P./Ventas Capital Corp., 9.000%, due 05/01/12	812,025
			3,176,713
		Retail: 2.6%
300,000	S	Albertson’s, Inc., 6.570%, due 02/23/28	213,375
1,800,000	C, S	Albertson’s, Inc., 7.450%, due 08/01/29	1,503,000
3,050,000	S	Albertson’s, Inc., 7.750%, due 06/15/26	2,569,625
500,000	C, S	Albertson’s, Inc., 8.000%, due 05/01/31	411,250
2,900,000	C, S	AmeriGas Partners LP, 7.125%, due 05/20/16	2,740,500
703,000	C, S	Amerigas Partners LP, 7.250%, due 05/20/15	664,335
2,875,000	#, C, S	Ferrellgas Partners LP, 6.750%, due 05/01/14	2,429,375
250,000	C, S	Ferrellgas Partners LP, 8.750%, due 06/15/12	211,250
2,000,000	C, S	NPC International, Inc., 9.500%, due 05/01/14	1,570,000
1,755,000	C, S	Suburban Propane Partners LP, 6.875%, due 12/15/13	1,676,025
			13,988,735
		Semiconductors: 0.6%
4,500,000	C, S	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	967,500
2,200,000	&, C, S	Freescale Semiconductor, Inc., 9.125%, due 12/15/14	176,000
6,425,000	@@, C, S	Sensata Technologies BV, 8.000%, due 05/01/14	1,959,625
			3,103,125
		Software: 1.1%
118,564		First Data Corp., 3.230%, due 09/24/14	80,220
1,871,360		First Data Corp., 3.270%, due 09/24/14	1,266,157
7,800,000	C, S, L	First Data Corporation, 9.875%, due 09/24/15	4,602,000
			5,948,377
		Telecommunications: 11.1%
2,250,000	C, S	Citizens Communications Co., 7.125%, due 03/15/19	1,777,500
1,500,000	C, S	Cricket Communications, Inc., 9.375%, due 11/01/14	1,436,250
575,000	C, S	Frontier Communications Co., 6.250%, due 01/15/13	523,969
1,225,000	S	Frontier Communications Co., 7.000%, due 11/01/25	698,250
500,000	S	Frontier Communications Co., 7.450%, due 07/01/35	275,000
1,950,000	C, S	Frontier Communications Co., 7.875%, due 01/15/27	1,326,000
2,210,000	C, S	Frontier Communications Co., 9.000%, due 08/15/31	1,527,663
1,127,209		Hawaiian Telcom Communications, Inc., 4.750%, due 06/01/14	523,347
600,000	±, C, S	Hawaiian Telcom Communications, Inc., 9.750%, due 05/01/13	12,000
1,800,000	C, S	MetroPCS Wireless, Inc., 9.250%, due 11/01/14	1,755,000
3,750,000	@@, #, C, S	Nordic Telephone Co. APS, 8.875%, due 05/01/16	3,525,000
4,225,000	@@, ±, C, S	Nortel Networks Ltd., 10.125%, due 07/15/13	813,313
2,890,000	@@, ±, S	Nortel Networks Ltd., 0.000%, due 07/15/11	476,850
1,100,000	S	Northwestern Bell Telephone, 7.750%, due 05/01/30	687,500
705,000	C, S	Qwest Capital Funding, Inc., 7.900%, due 08/15/10	690,900
8,053,000	C, S	Qwest Communications International, Inc., 7.500%, due 02/15/14	7,006,110
2,450,000	S	Qwest Corp., 4.570%, due 06/15/13	2,113,125
2,500,000	C, S	Qwest Corp., 7.500%, due 06/15/23	1,900,000
2,800,000	C, S	Qwest Corp., 8.875%, due 03/15/12	2,779,000
1,300,000	C, S	Sprint Capital Corp., 6.375%, due 05/01/09	1,298,379
700,000	C	Sprint Capital Corp., 6.875%, due 11/15/28	430,500
6,065,000	C, S	Sprint Capital Corp., 6.900%, due 05/01/19	4,306,150
11,425,000	C, S	Sprint Capital Corp., 8.750%, due 03/15/32	7,711,875
50,840	@@	Telesat Canada, Inc., 3.910%, due 10/22/14	40,545
547,633	@@	Telesat Canada, Inc., 4.180%, due 10/22/14	436,738
183,627		Telesat Canada, Inc., 4.190%, due 10/22/14	161,395
132,064	@@	Telesat Canada, Inc., 4.270%, due 10/22/14	105,321
78,515	@@	Telesat Canada, Inc., 4.460%, due 10/22/14	62,616
4,025,000	#, C, S	Telesat Canada/Telesat, LLC, 11.000%, due 11/01/15	3,360,875
600,000	#, C, S	Telesat Canada/Telesat, LLC, 12.500%, due 11/01/17	447,000
1,000,000	C, S	Time Warner Telecom Holdings, Inc., 9.250%, due 02/15/14	970,000
2,400,000	C, S	West Corp., 9.500%, due 10/15/14	1,683,000
633,222		Wind Acquisition Finance SA, 8.390%, due 12/21/11	616,442
1,200,000	@@, #, C, S	Wind Acquisition Finance SA, 10.750%, due 12/01/15	1,194,000

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Telecommunications (continued)
$7,815,000	C, S	Windstream Corp., 8.625%, due 08/01/16	$7,717,313
			60,388,926
		Toys/Games/Hobbies: 0.2%
1,000,000	S	Mattel, Inc., 1.720%, due 06/15/09	1,000,083
			1,000,083
		Transportation: 0.2%
1,500,000	@@, C, S	Kansas City Southern de Mexico SA de CV, 9.375%, due 05/01/12	1,372,500
			1,372,500
		Total Corporate Bonds/Notes
		(Cost $616,655,683)	471,820,985
U.S. GOVERNMENT AGENCY OBLIGATIONS: 1.7%
		Federal Home Loan Mortgage Corporation##: 1.7%
9,000,000	S	6.000%, due 02/01/39	9,420,402
		Total U.S. Government Agency Obligations
		(Cost $9,348,994)	9,420,402
ASSET-BACKED SECURITIES: 0.6%
		Home Equity Asset-Backed Securities: 0.0%
300,000	C, S	MASTR Asset-Backed Securities Trust, 0.732%, due 11/25/36	90,105
			90,105
		Other Asset-Backed Securities: 0.6%
45,075	C, S	GSAMP Trust, 0.592%, due 12/25/36	32,813
65,230	C, S	Lehman XS Trust, 0.742%, due 04/25/46	24,368
2,200,000	C, S	Merrill Lynch First Franklin Mortgage Loan, 0.642%, due 07/25/37	1,183,347
1,195,557	#, C, S	Structured Asset Securities Corp., 0.672%, due 05/25/37	641,239
2,356,362	C, S	Structured Asset Securities Corp., 0.822%, due 06/25/35	1,082,032
			2,963,799
		Total Asset-Backed Securities
		(Cost $4,069,063)	3,053,904
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.2%
108,652	C, S	American Home Mortgage Assets, 0.712%, due 05/25/46	38,368
60,519	C, S	American Home Mortgage Assets, 0.712%, due 09/25/46	23,384
152,712	C, S	American Home Mortgage Assets, 0.732%, due 10/25/46	49,599
1,955,155	C, S	American Home Mortgage Assets, 2.553%, due 11/25/46	580,351
1,126,931	C, S	American Home Mortgage Assets, 6.250%, due 06/25/37	604,017
48,487	C, S	American Home Mortgage Investment Trust, 5.660%, due 09/25/45	26,063
85,329	C, S	Bear Stearns Adjustable Rate Mortgage Trust, 5.473%, due 05/25/47	43,807
71,997	C, S	Chase Mortgage Finance Corp., 5.428%, due 03/25/37	37,261
174,934	C, S	Citigroup Mortgage Loan Trust, Inc., 6.008%, due 09/25/37	81,731
86,482	C, S	Countrywide Alternative Loan Trust, 0.712%, due 09/25/46	31,117
225,452	C, S	Countrywide Alternative Loan Trust, 0.740%, due 12/20/46	73,112
67,390	C, S	Countrywide Alternative Loan Trust, 0.755%, due 07/20/46	24,372
27,455	C, S	Countrywide Alternative Loan Trust, 0.782%, due 06/25/35	10,514
52,808	C, S	Countrywide Alternative Loan Trust, 0.852%, due 11/20/35	21,271
3,158,520	C, S	Countrywide Alternative Loan Trust, 0.892%, due 02/25/37	1,039,892
41,558	C, S	Countrywide Alternative Loan Trust, 2.633%, due 12/25/35	17,998
590,269	C, S	Countrywide Alternative Loan Trust, 5.886%, due 11/25/35	302,448
76,177	C, S	Countrywide Alternative Loan Trust, 5.895%, due 02/25/37	37,808
296,350	C, S	Countrywide Alternative Loan Trust, 6.000%, due 11/25/36	146,977
351,620	C, S	Countrywide Alternative Loan Trust, 6.000%, due 01/25/37	192,199
87,135	C, S	Countrywide Alternative Loan Trust, 6.500%, due 11/25/37	47,819
840,770	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 0.862%, due 03/25/36	147,120
666,080	C, S	Countrywide Home Loan Mortgage Pass-through Trust, 5.368%, due 10/20/35	338,003
915,748	C, S	Credit Suisse First Boston Mortgage Securities Corp., 5.435%, due 09/15/34	890,979
500,000	C, S	Greenpoint Mortgage Funding Trust, 0.842%, due 09/25/46	16,252
2,750,000	C, S	Greenwich Capital Commercial Funding Corp., 5.444%, due 03/10/39	1,989,411
3,500,000	C, S	GS Mortgage Securities Corp. II, 5.560%, due 11/10/39	2,638,774
71,335	C, S	GSR Mortgage Loan Trust, 5.178%, due 01/25/36	39,097
69,560	C, S	Harborview Mortgage Loan Trust, 0.736%, due 07/19/46	25,343
388,037	C, S	Harborview Mortgage Loan Trust, 2.483%, due 12/19/36	124,367
622,288	C, S	Harborview Mortgage Loan Trust, 5.750%, due 08/19/36	259,614
66,104	C, S	Indymac Index Mortgage Loan Trust, 0.712%, due 09/25/46	24,384
61,961	C, S	Indymac Index Mortgage Loan Trust, 0.722%, due 06/25/47	21,976
1,904,845	C, S	Indymac Index Mortgage Loan Trust, 5.572%, due 11/25/35	966,155
353,492	C, S	JPMorgan Alternative Loan Trust, 5.550%, due 10/25/36	277,715
1,250,000	C, S	JPMorgan Chase Commercial Mortgage Securities Corp., 5.794%, due 02/12/51	830,275
678,095	C, S	JPMorgan Mortgage Trust, 4.869%, due 04/25/35	526,642
150,000	C, S	LB-UBS Commercial Mortgage Trust, 5.372%, due 09/15/39	108,413
380,996	C, S	LB-UBS Commercial Mortgage Trust, 6.510%, due 12/15/26	381,869
81,145	C, S	Luminent Mortgage Trust, 0.692%, due 12/25/36	28,481
45,072	C, S	MASTR Adjustable Rate Mortgages Trust, 0.732%, due 04/25/46	16,259
128,409	C, S	Merrill Lynch Mortgage Investors Trust, 7.560%, due 11/15/31	128,969
74,797	C, S	Merrill Lynch Mortgage-Backed Securities, 5.849%, due 04/25/37	53,663
16,462	C, S	Morgan Stanley Mortgage Loan Trust, 0.832%, due 01/25/35	8,279
1,300,280	C, S	Residential Accredit Loans, Inc., 0.852%, due 03/25/37	473,050
2,124,558	C, S	Residential Accredit Loans, Inc., 6.500%, due 07/25/37	1,072,739
527,259	C, S	Structured Adjustable Rate Mortgage Loan Trust, 5.950%, due 02/25/36	252,250
622,440	C, S	Structured Asset Mortgage Investments, Inc., 0.702%, due 09/25/47	308,442
77,304	C, S	Structured Asset Mortgage Investments, Inc., 0.712%, due 07/25/46	31,396

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$64,460	C, S	Structured Asset Mortgage Investments, Inc., 0.742%, due 05/25/46	$23,163
4,600,000	C, S	Structured Asset Mortgage Investments, Inc., 0.742%, due 09/25/47	1,077,406
1,076,406	C, S	Suntrust Alternative Loan Trust, 0.872%, due 04/25/36	422,494
9,450	S	United Air Lines, Inc., 6.071%, due 03/01/13	9,355
72,839	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.333%, due 02/25/47	22,425
77,074	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.333%, due 03/25/47	24,629
78,657	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.393%, due 04/25/47	31,200
69,888	C, S	Washington Mutual Mortgage Pass-through Certificates, 2.453%, due 12/25/46	22,306
81,105	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.414%, due 02/25/37	44,288
81,391	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.588%, due 12/25/36	40,709
82,139	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.653%, due 05/25/37	43,955
78,322	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.695%, due 02/25/37	41,119
77,159	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.845%, due 02/25/37	45,382
62,642	C, S	Washington Mutual Mortgage Pass-through Certificates, 5.930%, due 09/25/36	35,524
74,339	C, S	Wells Fargo Mortgage-Backed Securities Trust, 5.593%, due 07/25/36	39,239
		Total Collateralized Mortgage Obligations
		(Cost $21,877,792)	17,333,219
MUNICIPAL BONDS: 0.1%
		California: 0.1%
600,000	C, S	Palomar Community College District, 4.750%, due 05/01/32	549,570
			549,570
		New Jersey: 0.0%
200,000	C, S	Tobacco Settlement Financing Corp., 5.000%, due 06/01/41	103,912
			103,912
		Puerto Rico: 0.0%
1,600,000	C, S	Puerto Rico Sales Tax Financing Corp., 5.000%, due 08/01/54	69,216
			69,216
		Total Municipal Bonds
		(Cost $928,606)	722,698

Shares			Value
PREFERRED STOCK: 2.7%
		Auto Manufacturers: 0.1%
120,000	P, S	General Motors Corp.	$304,800
			304,800
		Banks: 2.5%
14,700	S	Bank of America Corp.	6,240,150
11,000	P, S	Citigroup, Inc.	300,850
15,150	S	Wells Fargo & Co.	7,256,699
			13,797,699
		Insurance: 0.0%
16,200	S	American International Group, Inc.	87,480
			87,480
		Mining: 0.1%
7,100	S	Freeport-McMoRan Copper & Gold, Inc. - Non Voting	458,447
			458,447
		Total Preferred Stock
		(Cost $26,216,667)	14,648,426

Notional			Value
Amount			in $
POSITIONS IN PURCHASED OPTIONS: 4.0%
		Interest Rate Swaptions: 4.0%
73,600,000		Call Swaption OTC - Barclays Bank PLC
		3-Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.250%-Exp 07/06/09	3,976,735
177,400,000		Call Swaption OTC - Morgan Stanley Capital Services Inc.
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.250%-Exp 07/06/09	9,585,229
177,600,000		Call Swaption OTC - The Royal Bank of Scotland PLC
		3 Month USD-LIBOR - Fund Pays Floating
		Strike @ 4.000%-Exp 09/18/09	8,298,362
		Total Positions in Purchased Options
		(Cost $4,075,310)	21,860,326
		Total Long-Term Investments
		(Cost $694,237,220)	548,083,586

Principal Amount			Value
SHORT-TERM INVESTMENTS: 4.0%
		Commercial Paper: 0.0%
$550,135		Tribune Co., 5.000%, due 05/30/09	$151,603
		Total Commercial Paper
		(Cost $151,603)	151,603
		U.S. Government Agency Obligations: 3.3%
3,900,000	S, Z	Fannie Mae, 0.160%, due 04/27/09	3,899,532
13,895,000	S, Z	Freddie Mac, 0.220%, due 05/12/09	13,891,390
		Total U.S. Government Agency Obligations
		(Cost $17,790,922)	17,790,922

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Securities Lending Collateral(cc): 0.7%
$4,105,832		Bank of New York Mellon Corp. Institutional Cash Reserves		$3,871,864
		Total Securities Lending Collateral
		(Cost $4,105,832)		3,871,864
		Total Short-Term Investments
		(Cost $22,048,357)		21,814,389
		Total Investments in Securities
		(Cost $716,285,577)*	104.6%	$569,897,975
		Other Assets and Liabilities - Net	(4.6)	(25,314,747)
		Net Assets	100.0%	$544,583,228

	@@	Foreign Issuer
	&	Payment-in-kind
	MASTR	Mortgage Asset Securitization Transaction, Inc.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	±	Defaulted security
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	EUR	EU Euro
	GBP	British Pound

As of March 31, 2009, the Portfolio received $12,770,000 in cash as collateral for swaps, when issued or delayed delivery securities and forward foreign currency contracts. Cash collateral received may be invested in accordance with the Portfolio’s investment strategy.

	*	Cost for federal income tax purposes is $719,078,768.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$28,777,384
		Gross Unrealized Depreciation		(177,958,177)
		Net Unrealized Depreciation		$(149,180,793)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•             Level 1 - quoted prices in active markets for identical investments

•             Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•             Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$—	$(282,750)
Level 2- Other Significant Observable Inputs	568,512,957	(13,156,039)
Level 3- Significant Unobservable Inputs	1,385,018	(4,928,192)
Total	$569,897,975	$(18,366,981)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$1,570,135	$(2,214,892)
Net Purchases/(Sales)	(44,375)	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	(119,589)	—
Total Unrealized Appreciation/(Depreciation)	(21,153)	(2,713,300)
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$1,385,018	$(4,928,192)

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Credit Contracts	$10,036	Credit Contracts	$9,272,627
Equity Contracts	—	Equity Contracts	282,750
Foreign Exchange Contracts	659,850	Foreign Exchange Contracts	4,485,524
Interest Rate Contracts	27,937,920	Interest Rate Contracts	11,073,560

Total	$28,607,806		$25,114,461

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Brazilian Real
BRL 15,998,700	BUY	6/2/09	8,464,920	6,789,799	$(1,675,121)
Chinese Yuan
CNY 3,352,700	BUY	7/15/09	520,000	491,057	(28,943)
Chinese Yuan
CNY 4,831,875	BUY	7/15/09	750,000	707,706	(42,294)
Chinese Yuan
CNY 1,465,812	BUY	7/15/09	228,000	214,692	(13,308)
Chinese Yuan
CNY 2,198,752	BUY	7/15/09	342,000	322,043	(19,957)
Chinese Yuan
CNY 1,476,592	BUY	7/15/09	229,000	216,271	(12,729)
Chinese Yuan
CNY 5,942,280	BUY	7/15/09	920,000	870,343	(49,657)
Chinese Yuan
CNY 4,962,192	BUY	7/15/09	760,000	726,793	(33,207)
EU Euro
EUR 1,201,000	BUY	4/14/09	1,519,295	1,595,603	76,308
EU Euro
EUR 346,000	BUY	4/14/09	443,586	459,683	16,097
EU Euro
EUR 159,000	BUY	4/14/09	206,598	211,241	4,643
EU Euro
EUR 189,000	BUY	4/14/09	258,894	251,098	(7,796)
EU Euro
EUR 583,000	BUY	4/14/09	789,924	774,552	(15,372)
Mexican Peso
MXN 176,310	BUY	5/19/09	12,929	12,332	(597)
Malaysian Ringgit
MYR 1,086,085	BUY	4/14/09	310,000	297,788	(12,212)
Malaysian Ringgit
MYR 1,083,605	BUY	4/14/09	310,000	297,108	(12,892)
Malaysian Ringgit
MYR 2,215,080	BUY	4/14/09	630,000	607,341	(22,659)
Malaysian Ringgit
MYR 210,660	BUY	4/14/09	60,000	57,760	(2,240)
Malaysian Ringgit
MYR 1,125,440	BUY	4/14/09	320,000	308,578	(11,422)
Malaysian Ringgit
MYR 1,405,755	BUY	4/14/09	390,000	385,436	(4,564)
Philippine Peso
PHP 33,143,200	BUY	5/6/09	680,000	683,489	3,489
Philippine Peso
PHP 19,400,000	BUY	5/6/09	400,000	400,073	73
Philippine Peso
PHP 32,619,600	BUY	5/6/09	680,000	672,692	(7,308)
Philippine Peso
PHP 2,653,600	BUY	5/6/09	53,990	54,723	733
Russian Ruble
RUB 53,156,250	BUY	5/6/09	2,180,322	1,547,215	(633,107)
Russian Ruble
RUB 29,736,875	BUY	5/6/09	1,225,000	865,549	(359,451)
Russian Ruble
RUB 37,767,802	BUY	5/6/09	1,199,740	1,099,305	(100,435)
Singapore Dollar
SGD 468,064	BUY	4/14/09	320,000	307,627	(12,373)
Singapore Dollar
SGD 468,640	BUY	4/14/09	320,000	308,005	(11,995)
Singapore Dollar
SGD 453,127	BUY	4/14/09	310,000	297,810	(12,190)
Singapore Dollar
SGD 591,730	BUY	4/14/09	400,000	388,904	(11,096)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING PIMCO High Yield Portfolio: (continued)

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Singapore Dollar
SGD 711,744	BUY	4/14/09	480,000	467,781	(12,219)
Singapore Dollar
SGD 702,624	BUY	4/14/09	480,000	461,787	(18,213)
Singapore Dollar
SGD 697,728	BUY	4/14/09	480,000	458,569	(21,431)
Singapore Dollar
SGD 694,272	BUY	7/30/09	480,000	456,047	(23,953)
					$(3,087,398)
Brazilian Real
BRL 15,998,700	SELL	6/2/09	6,404,604	6,789,799	$(385,195)
EU Euro
EUR 12,212,000	SELL	4/14/09	15,421,594	16,224,403	(802,809)
British Pound
GBP 2,225,000	SELL	4/9/09	3,218,652	3,192,610	26,042
Mexican Peso
MXN 176,310	SELL	5/19/09	12,957	12,332	625
Malaysian Ringgit
MYR 3,753,577	SELL	4/14/09	1,085,319	1,029,173	56,146
Malaysian Ringgit
MYR 3,373,048	SELL	4/14/09	965,936	924,837	41,099
Philippine Peso
PHP 87,816,400	SELL	5/6/09	1,702,198	1,810,977	(108,779)
Russian Ruble
RUB 12,002,760	SELL	5/6/09	396,000	349,363	46,637
Russian Ruble
RUB 15,822,100	SELL	5/6/09	490,000	460,533	29,467
Russian Ruble
RUB 12,387,200	SELL	5/6/09	392,000	360,553	31,447
Russian Ruble
RUB 70,432,670	SELL	5/6/09	2,231,000	2,050,078	180,922
Russian Ruble
RUB 10,016,197	SELL	5/6/09	299,617	291,541	8,076
Singapore Dollar
SGD 1,123,584	SELL	4/14/09	768,000	738,455	29,545
Singapore Dollar
SGD 315,428	SELL	4/14/09	207,970	207,309	661
Singapore Dollar
SGD 634,174	SELL	4/14/09	417,000	416,799	201
Singapore Dollar
SGD 2,020,472	SELL	4/14/09	1,407,406	1,327,918	79,488
Singapore Dollar
SGD 694,272	SELL	7/30/09	484,198	456,047	28,151
					$(738,276)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Credit Default Swap Agreements Outstanding on March 31, 2009:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (1)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Anadarko Petroleum Corp. 5.950%, 09/15/16	Buy	(2.750)	06/20/14	USD	1,250,000	$(11,437)	$—	$(11,437)
							$(11,437)	$—	$(11,437)

Credit Default Swaps on Credit Indices - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	4.530	12/20/10	15.84	USD	7,600,000	$(1,325,011)	$—	$(1,325,011)
Merrill Lynch International	CDX.NA.HY.9 Index (25-35% Tranche)	Sell	3.230	12/20/12	21.24	USD	7,500,000	(3,493,468)	—	(3,493,468)
Merrill Lynch International	CDX.NA.HY.9 Index (35-100% Tranche)	Sell	1.550	12/20/10	4.04	USD	877,552	(38,710)	—	(38,710)
Deutsche Bank AG	CDX.NA.IG.9 Index (30-100% Tranche)	Sell	0.760	12/20/12	0.70	USD	1,555,655	4,629	—	4,629
Deutsche Bank AG	CDX.NA.IG.11 Index	Sell	1.500	12/20/13	2.36	USD	8,600,000	(309,640)	(72,781)	(236,859)
								$(5,162,200)	$(72,781)	$(5,089,419)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection

Counterparty	Reference Entity/Obligation	Buy/Sell Protection (2)	(Pay)/ Receive Fixed Rate (%)	Termination Date	Implied Credit Spread at 03/31/09 (%) (3)	Notional Amount (4)		Market Value (5)	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International	AES Corp. 7.250%, 03/01/14	Sell	5.000	03/20/14	8.08	USD	2,000,000	$(217,796)	$(188,750)	$(29,046)
Citibank N.A., New York	Aramark Services 8.500%, 02/01/15	Sell	5.000	03/20/14	6.78	USD	100,000	(6,707)	(2,718)	(3,989)
Goldman Sachs International	Community Health Systems 8.875%, 07/15/15	Sell	5.000	03/20/14	7.27	USD	2,300,000	(192,802)	(209,875)	17,073
Citibank N.A., New York	Dynegy Holdings Inc. 8.375%, 05/01/16	Sell	5.000	03/20/14	12.33	USD	150,000	(34,267)	(27,000)	(7,267)
Citibank N.A., New York	El Paso Corp. 6.875%, 06/15/14	Sell	5.000	03/20/14	7.18	USD	500,000	(39,808)	(37,000)	(2,808)
Deutsche Bank AG	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	22.31	USD	340,000	(108,160)	(52,700)	(55,460)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	03/20/12	22.31	USD	1,400,000	(445,366)	(203,000)	(242,366)
Merrill Lynch International	GMAC LLC 6.875%, 08/28/12	Sell	5.000	09/20/13	19.95	USD	6,800,000	(2,409,259)	(1,785,000)	(624,259)
Citibank N.A., New York	Goodyear Tire and Rubber 9.000%, 07/01/15	Sell	3.650	06/20/13	11.96	USD	500,000	(124,750)	—	(124,750)
Goldman Sachs International	NRG Energy Inc. 7.250%, 02/01/14	Sell	4.200	09/20/13	5.57	USD	225,000	(11,098)	—	(11,098)
Barclays Bank PLC	SLM Corp. 5.125%, 08/27/12	Sell	5.000	12/20/13	21.11	USD	1,100,000	(368,741)	(121,000)	(247,741)
Goldman Sachs International	SLM Corp. 5.125%, 08/27/12	Sell	7.600	03/20/12	24.84	USD	250,000	(69,718)	—	(69,718)
Barclays Bank PLC	Sprint Nextel Corp. 6.000%, 12/01/16	Sell	7.150	06/20/09	5.63	USD	1,600,000	5,407	—	5,407
Citibank N.A., New York	Sungard Data Systems Inc. 9.125%, 08/15/13	Sell	5.000	03/20/14	7.16	USD	800,000	(65,889)	(52,216)	(13,673)
								$(4,088,954)	$(2,679,259)	$(1,409,695)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

(1)           If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either 1.) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or 2.) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)           If the Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either 1.) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or 2.) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(3)           Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting market values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)           The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(5)           The market values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Interest Rate Swap Agreements Outstanding on March 31, 2009:

	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: Deutsche Bank AG, New York	06/17/10	USD	2,500,000	$61,374
Receive a fixed rate equal to 4.000% and pay a floating rate based on 3-month USD-LIBOR Counterparty: The Royal Bank of Scotland PLC	06/17/10	USD	216,600,000	5,880,032
Receive a fixed rate equal to 10.680% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Barclays Bank PLC, London	01/02/12	BRL	36,100,000	(229,393)
Receive a fixed rate equal to 10.150% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Goldman Sachs Capital Markets, L.P.	01/02/12	BRL	4,900,000	(40,164)
Receive a fixed rate equal to 14.765% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Merrill Lynch Capital Services Inc.	01/02/12	BRL	2,800,000	136,188
Receive a fixed rate equal to 10.115% and pay a floating rate based on the Brazil Cetip Interbank Deposit Rate Annualized Counterparty: Morgan Stanley Capital Services Inc.	01/02/12	BRL	52,000,000	(691,255)
Receive a floating rate based on 3-month USD-LIBOR and pay a fixed rate equal to 5.000% Counterparty: Morgan Stanley Capital Services Inc.	12/17/38	USD	6,300,000	(2,094,314)
				$3,022,468

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Total Return Swap Agreements Outstanding on March 31, 2009:

	Termination Date	Notional Principal Amount		Unrealized (Depreciation)
Receive positive total return on SandRidge Energy Inc. (SD, 36,400 shs.), and Pay a floating rate based on one-month USD-LIBOR plus .25% plus the absolute value of any negative total return on SandRidge Energy Inc. Counterparty: Merrill Lynch International	04/23/09	USD	259,168	$(24,428)
				$(24,428)

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Open on March 31, 2009:

Options on Securities

		Expiration	# of	Premium
Description/Name of Issuer	Exercise	Date	Contracts	Received	Value
Call Option CBOE Citigroup Inc.	3.000	09/19/09	4,350	$208,787	$(282,750)
				$208,787	$(282,750)

Total Premiums Received:	$208,787
Total Liabilities for Options Written:	$282,750

PORTFOLIO OF INVESTMENTS
ING PIMCO High Yield Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING PIMCO High Yield Portfolio Written Options Open on March 31, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/ Underlying Reference Entity	Pay/Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premium Received	Value
Call - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	1.800%	04/27/09	USD	6,600,000	$13,200	$(98)
Call - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Receive	4.900%	07/06/09	USD	3,500,000	97,650	(504,040)
Call - OTC Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	Receive	1.800%	04/27/09	USD	5,700,000	27,340	(85)
Call - OTC Interest Rate Swap	Citibank N.A., London	6-Month EUR-EURIBOR	Receive	3.100%	06/15/09	USD	2,100,000	22,715	(34,590)
Call - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-Month USD-LIBOR	Receive	1.800%	04/27/09	USD	6,200,000	21,230	(92)
Call - OTC Interest Rate Swap	Morgan Stanley Capital Services Inc.	3-Month USD-LIBOR	Receive	3.250%	05/06/09	USD	11,600,000	213,440	(486,483)
Call - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Receive	4.550%	09/18/09	USD	59,200,000	1,608,760	(6,882,998)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	3.500%	04/27/09	USD	6,600,000	34,320	(139)
Put - OTC Interest Rate Swap	Barclays Bank PLC	3-Month USD-LIBOR	Pay	4.400%	08/03/09	USD	2,400,000	7,080	(293)
Put - OTC Interest Rate Swap	BNP Paribas	3-Month USD-LIBOR	Pay	3.500%	04/27/09	USD	5,700,000	35,810	(120)
Put - OTC Interest Rate Swap	Citibank N.A., London	6-Month EUR-EURIBOR	Pay	4.300%	06/15/09	USD	2,100,000	22,147	(110)
Put - OTC Interest Rate Swap	Deutsche Bank AG, New York	3-Month USD-LIBOR	Pay	3.500%	04/27/09	USD	6,200,000	34,030	(130)
Put - OTC Interest Rate Swap	Morgan Stanley Capital Services Inc.	3-Month USD-LIBOR	Pay	4.250%	05/06/09	USD	11,600,000	220,400	(1)
Put - OTC Interest Rate Swap	The Royal Bank of Scotland PLC	3-Month USD-LIBOR	Pay	4.400%	08/03/09	USD	4,600,000	16,100	(561)
								$2,374,223	$(7,909,740)

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.1%
		Aerospace/Defense: 1.1%
26,028		United Technologies Corp.	$1,118,683
			1,118,683
		Apparel: 1.6%
28,447		VF Corp.	1,624,608
			1,624,608
		Auto Manufacturers: 2.3%
92,117		Paccar, Inc.	2,372,934
			2,372,934
		Auto Parts & Equipment: 1.4%
121,757		Johnson Controls, Inc.	1,461,084
			1,461,084
		Banks: 2.1%
21,437		Northern Trust Corp.	1,282,361
71,823		Whitney Holding Corp.	822,373
			2,104,734
		Beverages: 1.6%
13,849		Coca-Cola Co.	608,664
18,882		PepsiCo, Inc.	972,045
			1,580,709
		Chemicals: 5.1%
21,483		Air Products & Chemicals, Inc.	1,208,419
65,120		EI Du Pont de Nemours & Co.	1,454,130
124,104		Valspar Corp.	2,478,357
			5,140,906
		Cosmetics/Personal Care: 4.5%
42,557		Colgate-Palmolive Co.	2,510,012
42,700		Procter & Gamble Co.	2,010,743
			4,520,755
		Distribution/Wholesale: 1.2%
41,023		Genuine Parts Co.	1,224,947
			1,224,947
		Diversified Financial Services: 1.0%
35,855		T. Rowe Price Group, Inc.	1,034,775
			1,034,775
		Electric: 11.4%
105,892		Duke Energy Corp.	1,516,373
27,529		Edison International	793,110
10,992		FirstEnergy Corp.	424,291
7,100		FPL Group, Inc.	360,183
74,040		NSTAR	2,360,395
72,599		Pacific Gas & Electric Co.	2,774,734
17,097		PPL Corp.	490,855
45,352		Public Service Enterprise Group, Inc.	1,336,523
49,456		Southern Co.	1,514,343
			11,570,807
		Electrical Components & Equipment: 2.3%
82,319		Emerson Electric Co.	2,352,677
			2,352,677
		Entertainment: 1.0%
111,122	@	Cedar Fair LP	1,032,323
			1,032,323
		Environmental Control: 0.8%
42,313		Mine Safety Appliances Co.	847,106
			847,106
		Food: 11.9%
43,069		Campbell Soup Co.	1,178,368
36,999		General Mills, Inc.	1,845,510
47,457		Hershey Co.	1,649,131
60,412		HJ Heinz Co.	1,997,221
21,105		JM Smucker Co.	786,583
39,890		Kellogg Co.	1,461,171
94,553		Kraft Foods, Inc.	2,107,586
43,300		Sysco Corp.	987,240
			12,012,810
		Gas: 1.5%
56,355		AGL Resources, Inc.	1,495,098
			1,495,098
		Hand/Machine Tools: 0.5%
21,276		Snap-On, Inc.	534,028
			534,028
		Healthcare - Products: 1.6%
31,600		Baxter International, Inc.	1,618,552
			1,618,552
		Household Products/Wares: 1.3%
26,322		Clorox Co.	1,355,057
			1,355,057

			PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio			as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance: 3.3%
57,459		Chubb Corp.	$2,431,665
21,114		Travelers Cos., Inc.	858,073
			3,289,738
		Iron/Steel: 1.9%
22,395		Carpenter Technology Corp.	316,217
42,016		Nucor Corp.	1,603,751
			1,919,968
		Machinery - Construction & Mining: 0.9%
32,602		Caterpillar, Inc.	911,552
			911,552
		Machinery - Diversified: 1.5%
28,643		Deere & Co.	941,495
28,208		Gorman-Rupp Co.	558,518
			1,500,013
		Media: 0.8%
35,454		McGraw-Hill Cos., Inc.	810,833
			810,833
		Metal Fabricate/Hardware: 0.7%
48,844		Timken Co.	681,862
			681,862
		Mining: 2.2%
38,742		Compass Minerals International, Inc.	2,183,887
			2,183,887
		Miscellaneous Manufacturing: 2.0%
43,692		Illinois Tool Works, Inc.	1,347,898
21,050		Parker Hannifin Corp.	715,279
			2,063,177
		Oil & Gas: 12.3%
38,420		Chevron Corp.	2,583,361
43,405		ConocoPhillips	1,699,740
63,736		EQT Corp.	1,996,849
77,408		Marathon Oil Corp.	2,035,056
95,326		Questar Corp.	2,805,446
29,848	@@	Royal Dutch Shell PLC ADR - Class A	1,322,266
			12,442,718
		Pharmaceuticals: 6.8%
44,079		Abbott Laboratories	2,102,568
34,300		Bristol-Myers Squibb Co.	751,856
25,677		Eli Lilly & Co.	857,869
58,487		Merck & Co., Inc.	1,564,527
120,121		Pfizer, Inc.	1,636,048
			6,912,868
		Pipelines: 1.1%
76,075		Spectra Energy Corp.	1,075,701
			1,075,701
		Retail: 1.6%
42,900		Lowe’s Cos., Inc.	782,925
14,570		McDonald’s Corp.	795,085
			1,578,010
		Semiconductors: 2.8%
28,400		Analog Devices, Inc.	547,268
70,661		Applied Materials, Inc.	759,606
69,669		Microchip Technology, Inc.	1,476,286
			2,783,160
		Telecommunications: 4.0%
15,999		Embarq Corp.	605,562
136,355		Frontier Communications Corp.	979,029
49,166		Verizon Communications, Inc.	1,484,813
124,262		Windstream Corp.	1,001,552
			4,070,956
		Total Common Stock
		(Cost $136,077,682)	97,227,036
REAL ESTATE INVESTMENT TRUSTS: 2.0%
		Forestry: 1.4%
50,002		Plum Creek Timber Co., Inc.	1,453,558
			1,453,558
		Health Care: 0.5%
21,700		Nationwide Health Properties, Inc.	481,523
			481,523
		Shopping Centers: 0.1%
29,551		Cedar Shopping Centers, Inc.	51,419
			51,419
		Total Real Estate Investment Trusts
		(Cost $2,615,870)	1,986,500
		Total Long-Term Investments
		(Cost $138,693,552)	99,213,536

			PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio			as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 1.7%
		Affiliated Mutual Fund: 1.7%
1,705,846		ING Institutional Prime Money Market Fund - Class I		$1,705,846
		Total Short-Term Investments
		(Cost $1,705,846)		1,705,846
		Total Investments in Securities
		(Cost $140,399,398)*	99.8%	$100,919,382
		Other Assets and Liabilities - Net	0.2	210,577
		Net Assets	100.0%	$101,129,959

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $140,617,334.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$807,535
		Gross Unrealized Depreciation		(40,505,487)
		Net Unrealized Depreciation		$(39,697,952)

PORTFOLIO OF INVESTMENTS
ING Pioneer Equity Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$100,919,382	$—
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$100,919,382	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 99.2%
		Aerospace/Defense: 2.2%
16,306		General Dynamics Corp.	$678,167
15,202		United Technologies Corp.	653,382
			1,331,549
		Apparel: 0.6%
21,309	@	Coach, Inc.	355,860
			355,860
		Auto Manufacturers: 1.9%
45,739		Paccar, Inc.	1,178,237
			1,178,237
		Auto Parts & Equipment: 1.5%
10,949		BorgWarner, Inc.	222,265
58,811		Johnson Controls, Inc.	705,732
			927,997
		Banks: 2.5%
12,568		Bank of New York Mellon Corp.	355,046
12,400		Morgan Stanley	282,348
10,100		PNC Financial Services Group, Inc.	295,829
15,500		State Street Corp.	477,090
14,533		Zions Bancorp.	142,859
			1,553,172
		Beverages: 2.6%
14,730		Coca-Cola Co.	647,384
18,751		PepsiCo, Inc.	965,301
			1,612,685
		Chemicals: 3.4%
7,708		Air Products & Chemicals, Inc.	433,575
11,192		Ecolab, Inc.	388,698
16,087		EI Du Pont de Nemours & Co.	359,223
7,681		Monsanto Co.	638,291
4,572		Praxair, Inc.	307,650
			2,127,437
		Commercial Services: 1.0%
17,703		Automatic Data Processing, Inc.	622,437
			622,437
		Computers: 3.7%
7,696	@	DST Systems, Inc.	266,436
20,991	@	EMC Corp.	239,297
41,551		Hewlett-Packard Co.	1,332,125
4,707		International Business Machines Corp.	456,061
			2,293,919
		Cosmetics/Personal Care: 2.4%
21,214		Colgate-Palmolive Co.	1,251,202
9,145		Estee Lauder Cos., Inc.	225,424
			1,476,626
		Diversified Financial Services: 2.7%
1,600		CME Group, Inc.	394,224
11,082		Franklin Resources, Inc.	596,987
23,431		T. Rowe Price Group, Inc.	676,219
			1,667,430
		Electric: 2.2%
7,772		FirstEnergy Corp.	299,999
8,519		PPL Corp.	244,580
11,542		Public Service Enterprise Group, Inc.	340,143
16,159		Southern Co.	494,789
			1,379,511
		Electrical Components & Equipment: 0.8%
17,273		Emerson Electric Co.	493,662
			493,662
		Food: 8.3%
21,167		Campbell Soup Co.	579,129
13,833		General Mills, Inc.	689,990
28,961		Hershey Co.	1,006,395
23,056		HJ Heinz Co.	762,231
10,141		Kellogg Co.	371,465
36,083		Kraft Foods, Inc.	804,290
9,244	@@	Nestle SA	312,303
25,513		Sysco Corp.	581,696
			5,107,499
		Healthcare - Products: 9.5%
6,165	@@	Alcon, Inc.	560,460
9,300		Baxter International, Inc.	476,346
23,653		Becton Dickinson & Co.	1,590,428
14,791		CR Bard, Inc.	1,179,139

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
6,247		Johnson & Johnson	$328,592
16,275		Medtronic, Inc.	479,624
23,477	@	St. Jude Medical, Inc.	852,919
11,864		Stryker Corp.	403,851
			5,871,359
		Household Products/Wares: 0.3%
4,087		Clorox Co.	210,399
			210,399
		Insurance: 3.1%
36,286		Chubb Corp.	1,535,622
9,400		Travelers Cos., Inc.	382,016
			1,917,638
		Machinery - Construction & Mining: 0.8%
16,585		Caterpillar, Inc.	463,717
			463,717
		Machinery - Diversified: 1.7%
24,638		Deere & Co.	809,851
10,184		Rockwell Automation, Inc.	222,419
			1,032,270
		Media: 4.2%
23,724		John Wiley & Sons, Inc.	706,501
33,700		McGraw-Hill Cos., Inc.	770,719
79,316	@@	Reed Elsevier NV	848,749
15,007		Walt Disney Co.	272,527
			2,598,496
		Mining: 3.1%
46,663		Alcoa, Inc.	342,506
6,200	@@	BHP Billiton Ltd. ADR	276,520
11,606		Freeport-McMoRan Copper & Gold, Inc.	442,305
24,653	@@	Rio Tinto PLC	827,798
			1,889,129
		Miscellaneous Manufacturing: 1.6%
10,053		3M Co.	499,835
4,706		Honeywell International, Inc.	131,109
5,148		Illinois Tool Works, Inc.	158,816
6,253		Parker Hannifin Corp.	212,477
			1,002,237
		Office/Business Equipment: 1.3%
28,428	@@	Canon, Inc. ADR	825,265
			825,265
		Oil & Gas: 9.4%
17,169		Apache Corp.	1,100,361
38,182		Chevron Corp.	2,567,358
15,654		ExxonMobil Corp.	1,066,037
22,550		Marathon Oil Corp.	592,840
10,107	@@	Royal Dutch Shell PLC ADR - Class A	447,740
			5,774,336
		Oil & Gas Services: 0.9%
13,898		Schlumberger Ltd.	564,537
			564,537
		Pharmaceuticals: 7.5%
24,580		Abbott Laboratories	1,172,466
12,827		Eli Lilly & Co.	428,550
12,021		Merck & Co., Inc.	321,562
38,334		Pfizer, Inc.	522,109
51,799		Schering-Plough Corp.	1,219,866
21,550	@@	Teva Pharmaceutical Industries Ltd. ADR	970,828
			4,635,381
		Retail: 6.8%
18,619		CVS Caremark Corp.	511,836
35,687		Lowe’s Cos., Inc.	651,288
19,679		Nordstrom, Inc.	329,623
18,686		Staples, Inc.	338,403
35,033		Target Corp.	1,204,785
44,216		Walgreen Co.	1,147,847
			4,183,782
		Semiconductors: 2.9%
37,286		Applied Materials, Inc.	400,825
44,564		Intel Corp.	670,688
42,026		Texas Instruments, Inc.	693,849
			1,765,362
		Software: 1.7%
19,240	@	Adobe Systems, Inc.	411,544
7,811	@	Fiserv, Inc.	284,789
18,500		Microsoft Corp.	339,845
			1,036,178
		Telecommunications: 3.9%
25,760		AT&T, Inc.	649,152
28,178	@	Cisco Systems, Inc.	472,545
60,699	@@	Nokia OYJ ADR	708,357

		PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio		as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Telecommunications (continued)
15,534		Verizon Communications, Inc.		$469,127
13,527		Windstream Corp.		109,028
				2,408,209
		Transportation: 4.7%
11,644		Burlington Northern Santa Fe Corp.		700,387
19,382	@@	Canadian National Railway Co.		687,092
44,424		Norfolk Southern Corp.		1,499,310
				2,886,789
		Total Common Stock
		(Cost $81,198,506)		61,193,105
SHORT-TERM INVESTMENTS: 0.6%
		Affiliated Mutual Fund: 0.6%
373,343		ING Institutional Prime Money Market Fund - Class I		373,343
		Total Short-Term Investments
		(Cost $373,343)		373,343
		Total Investments in Securities
		(Cost $81,571,849)*	99.8%	$61,566,448
		Other Assets and Liabilities - Net	0.2	100,577
		Net Assets	100.0%	$61,667,025

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	*	Cost for federal income tax purposes is $82,008,625.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,262,879
		Gross Unrealized Depreciation		(21,705,056)
		Net Unrealized Depreciation		$(20,442,177)

PORTFOLIO OF INVESTMENTS
ING Pioneer Fund Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$59,577,598	$—
Level 2- Other Significant Observable Inputs	1,988,850	—
Level 3- Significant Unobservable Inputs	—	—
Total	$61,566,448	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 88.0%
		Advertising: 2.1%
3,860,316	@	Interpublic Group of Cos., Inc.	$15,904,502
			15,904,502
		Agriculture: 1.3%
158,362		Lorillard, Inc.	9,777,270
			9,777,270
		Apparel: 0.3%
43,600		Nike, Inc.	2,044,404
			2,044,404
		Banks: 3.7%
139,850	L	City National Corp.	4,722,735
533,225		First Horizon National Corp.	5,726,837
545,566		Keycorp	4,293,604
115,000		Northern Trust Corp.	6,879,300
128,113		PNC Financial Services Group, Inc.	3,752,430
206,070	L	Zions Bancorp.	2,025,668
			27,400,574
		Beverages: 1.7%
302,400	@	Constellation Brands, Inc.	3,598,560
256,163		Molson Coors Brewing Co.	8,781,268
			12,379,828
		Chemicals: 2.2%
166,750		Air Products & Chemicals, Inc.	9,379,688
57,200		FMC Corp.	2,467,608
106,600		Mosaic Co.	4,475,068
			16,322,364
		Coal: 0.6%
187,000		Consol Energy, Inc.	4,719,880
			4,719,880
		Commercial Services: 3.7%
755,215		Equifax, Inc.	18,465,007
741,400		Western Union Co.	9,319,398
			27,784,405
		Computers: 6.8%
455,183	@	Computer Sciences Corp.	16,768,942
430,300	@	Dell, Inc.	4,079,244
1,409,210	@	NCR Corp.	11,203,220
1,164,530	@	Teradata Corp.	18,888,677
			50,940,083
		Cosmetics/Personal Care: 1.3%
382,955		Estee Lauder Cos., Inc.	9,439,841
			9,439,841
		Distribution/Wholesale: 2.4%
254,670		WW Grainger, Inc.	17,872,741
			17,872,741
		Diversified Financial Services: 3.0%
30,000		CME Group, Inc.	7,391,700
113,450		Franklin Resources, Inc.	6,111,552
314,233	@@	Lazard Ltd.	9,238,450
			22,741,702
		Electric: 6.0%
391,627		Edison International	11,282,774
71,114		FirstEnergy Corp.	2,745,000
559,432		NSTAR	17,834,692
155,850		Pacific Gas & Electric Co.	5,956,587
227,726		Public Service Enterprise Group, Inc.	6,711,085
			44,530,138
		Electrical Components & Equipment: 0.8%
123,100	@	Energizer Holdings, Inc.	6,116,839
			6,116,839
		Electronics: 1.4%
292,350	@	Thermo Electron Corp.	10,428,125
			10,428,125
		Environmental Control: 2.5%
253,289		Republic Services, Inc.	4,343,906
569,898		Waste Management, Inc.	14,589,389
			18,933,295
		Food: 4.2%
227,600		JM Smucker Co.	8,482,652
335,661		Kroger Co.	7,122,726
788,589		Safeway, Inc.	15,921,612
			31,526,990
		Gas: 2.3%
367,045		Sempra Energy	16,972,161
			16,972,161
		Healthcare - Products: 0.9%
190,750	@	Zimmer Holdings, Inc.	6,962,375
			6,962,375

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Services: 1.6%
213,572		Aetna, Inc.	$5,196,207
368,800		Cigna Corp.	6,487,192
			11,683,399
		Home Builders: 0.9%
698,125		D.R. Horton, Inc.	6,771,813
			6,771,813
		Household Products/Wares: 1.3%
433,575		Avery Dennison Corp.	9,686,066
			9,686,066
		Insurance: 10.5%
368,711		AON Corp.	15,050,783
225,500	@@	Axis Capital Holdings Ltd.	5,082,770
403,300		Marsh & McLennan Cos., Inc.	8,166,825
737,966	@	Progressive Corp.	9,918,263
383,293	@@	RenaissanceRe Holdings Ltd.	18,950,006
1,673,007		UnumProvident Corp.	20,912,580
			78,081,227
		Internet: 0.8%
476,600	@	eBay, Inc.	5,986,096
			5,986,096
		Media: 1.6%
698,668	@	Viacom - Class B	12,142,850
			12,142,850
		Mining: 1.1%
181,798		Newmont Mining Corp.	8,137,278
			8,137,278
		Miscellaneous Manufacturing: 0.8%
127,500		SPX Corp.	5,993,775
			5,993,775
		Office/Business Equipment: 0.9%
1,538,532		Xerox Corp.	7,000,321
			7,000,321
		Oil & Gas: 2.8%
58,350		Devon Energy Corp.	2,607,662
141,529		Questar Corp.	4,165,198
121,300		Range Resources Corp.	4,992,708
72,200	@	Transocean, Ltd.	4,248,248
164,400		XTO Energy, Inc.	5,033,928
			21,047,744
		Oil & Gas Services: 1.1%
198,000		Smith International, Inc.	4,253,040
380,006	@	Weatherford International, Ltd.	4,206,666
			8,459,706
		Packaging & Containers: 3.1%
536,159		Ball Corp.	23,269,301
			23,269,301
		Pharmaceuticals: 5.8%
313,368		Cardinal Health, Inc.	9,864,825
510,550	@	Forest Laboratories, Inc.	11,211,678
898,481		Omnicare, Inc.	22,003,800
			43,080,303
		Pipelines: 0.7%
798,180		El Paso Corp.	4,988,625
			4,988,625
		Retail: 1.4%
615,403		Gap, Inc.	7,994,085
112,765		JC Penney Co., Inc.	2,263,194
			10,257,279
		Savings & Loans: 2.4%
515,600	L	New York Community Bancorp., Inc.	5,759,252
697,345		People’s United Financial, Inc.	12,531,290
			18,290,542
		Semiconductors: 1.7%
226,950		Analog Devices, Inc.	4,373,327
353,915		Applied Materials, Inc.	3,804,586
466,200	@	Nvidia Corp.	4,596,732
			12,774,645
		Software: 1.7%
207,700	@	Electronic Arts, Inc.	3,778,063
247,300	@	Fiserv, Inc.	9,016,558
			12,794,621
		Telecommunications: 0.6%
560,300		Windstream Corp.	4,516,018
			4,516,018
		Total Common Stock
		(Cost $886,822,020)	657,759,126
REAL ESTATE INVESTMENT TRUSTS: 4.8%
		Apartments: 0.3%
115,150		Equity Residential	2,113,003
			2,113,003

		PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio		as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Diversified: 0.4%
96,969		Vornado Realty Trust		$3,223,250
				3,223,250
		Health Care: 0.3%
114,600		Ventas, Inc.		2,591,106
				2,591,106
		Mortgage: 2.0%
1,072,216		Annaly Capital Management, Inc.		14,871,636
				14,871,636
		Office Property: 0.4%
89,980		Boston Properties, Inc.		3,151,999
				3,151,999
		Shopping Centers: 0.7%
145,100		Kimco Realty Corp.		1,105,662
140,900		Regency Centers Corp.		3,743,713
				4,849,375
		Storage: 0.7%
94,680		Public Storage, Inc.		5,231,070
				5,231,070
		Total Real Estate Investment Trusts
		(Cost $49,452,547)		36,031,439
		Total Long-Term Investments
		(Cost $936,274,567)		693,790,565
SHORT-TERM INVESTMENTS: 7.2%
		Affiliated Mutual Fund: 6.0%
44,791,474		ING Institutional Prime Money Market Fund - Class I		44,791,474
		Total Mutual Fund
		(Cost $44,791,474)		44,791,474

Principal Amount				Value
		Securities Lending Collateral(cc): 1.2%
$8,774,371		Bank of New York Mellon Corp. Institutional Cash Reserves		$8,731,499
		Total Securities Lending Collateral
		(Cost $8,774,371)		8,731,499
		Total Short-Term Investments
		(Cost $53,565,845)		53,522,973

		Total Investments in Securities
		(Cost $989,840,412)*	100.0%	$747,313,538
		Other Assets and Liabilities - Net	0.0	56,151
		Net Assets	100.0%	$747,369,689

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $1,003,703,978.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$10,487,226
		Gross Unrealized Depreciation		(266,877,666)
		Net Unrealized Depreciation		$(256,390,440)

PORTFOLIO OF INVESTMENTS
ING Pioneer Mid Cap Value Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$738,582,039	$—
Level 2- Other Significant Observable Inputs	8,731,499	—
Level 3- Significant Unobservable Inputs	—	—
Total	$747,313,538	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 97.0%
		Advertising: 0.1%
22,225	@	Interpublic Group of Cos., Inc.	$91,567
14,562		Omnicom Group	340,751
			432,318
		Aerospace/Defense: 2.2%
33,882		Boeing Co.	1,205,522
18,051		General Dynamics Corp.	750,741
5,819		Goodrich Corp.	220,482
5,490		L-3 Communications Holdings, Inc.	372,222
15,457		Lockheed Martin Corp.	1,066,997
15,290		Northrop Grumman Corp.	667,256
18,637		Raytheon Co.	725,725
7,348		Rockwell Collins, Inc.	239,839
43,986		United Technologies Corp.	1,890,518
			7,139,302
		Agriculture: 2.0%
96,492		Altria Group, Inc.	1,545,802
29,980		Archer-Daniels-Midland Co.	832,844
7,806		Lorillard, Inc.	481,942
93,592		Philip Morris International, Inc.	3,330,003
7,872		Reynolds American, Inc.	282,132
			6,472,723
		Airlines: 0.1%
34,552		Southwest Airlines Co.	218,714
			218,714
		Apparel: 0.4%
15,015	@	Coach, Inc.	250,751
18,070		Nike, Inc.	847,302
2,600		Polo Ralph Lauren Corp.	109,850
4,151		VF Corp.	237,064
			1,444,967
		Auto Manufacturers: 0.2%
111,868	@, L	Ford Motor Co.	294,213
28,481	L	General Motors Corp.	55,253
16,899		Paccar, Inc.	435,318
			784,784
		Auto Parts & Equipment: 0.1%
11,262	@	Goodyear Tire & Rubber Co.	70,500
27,746		Johnson Controls, Inc.	332,952
			403,452
		Banks: 6.0%
298,898		Bank of America Corp.	2,038,484
53,662		Bank of New York Mellon Corp.	1,515,952
26,143	L	BB&T Corp.	442,340
18,256		Capital One Financial Corp.	223,453
255,701	L	Citigroup, Inc.	646,924
7,089		Comerica, Inc.	129,800
26,939		Fifth Third Bancorp.	78,662
9,868		First Horizon National Corp.	105,982
21,603		Goldman Sachs Group, Inc.	2,290,350
17,062	L	Huntington Bancshares, Inc.	28,323
175,471		JPMorgan Chase & Co.	4,664,019
23,052		Keycorp	181,419
3,606	L	M&T Bank Corp.	163,135
12,340		Marshall & Ilsley Corp.	69,474
50,176	S	Morgan Stanley	1,142,508
10,423		Northern Trust Corp.	623,504
20,028		PNC Financial Services Group, Inc.	586,620
32,454		Regions Financial Corp.	138,254
20,169		State Street Corp.	620,802
16,700		SunTrust Bank	196,058
81,993		US Bancorp.	1,197,918
197,867		Wells Fargo & Co.	2,817,626
5,388	L	Zions Bancorp.	52,964
			19,954,571
		Beverages: 2.7%
4,568		Brown-Forman Corp.	177,375
92,947		Coca-Cola Co.	4,085,021
14,812		Coca-Cola Enterprises, Inc.	195,370
9,065	@	Constellation Brands, Inc.	107,874
11,800	@	Dr Pepper Snapple Group, Inc.	199,538
6,986		Molson Coors Brewing Co.	239,480
6,297		Pepsi Bottling Group, Inc.	139,416
72,619		PepsiCo, Inc.	3,738,426
			8,882,500

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Biotechnology: 2.2%
48,259	@	Amgen, Inc.	$2,389,786
13,870	@	Biogen Idec, Inc.	727,065
21,460	@	Celgene Corp.	952,824
12,686	@	Genzyme Corp.	753,422
42,500	@	Gilead Sciences, Inc.	1,968,600
8,159	@	Life Technologies Corp.	265,004
2,599	@	Millipore Corp.	149,209
			7,205,910
		Building Materials: 0.0%
16,784		Masco Corp.	117,152
			117,152
		Chemicals: 2.1%
9,815		Air Products & Chemicals, Inc.	552,094
2,300		CF Industries Holdings, Inc.	163,599
43,178		Dow Chemical Co.	363,991
3,413		Eastman Chemical Co.	91,468
7,800		Ecolab, Inc.	270,894
42,143		EI Du Pont de Nemours & Co.	941,053
3,643		International Flavors & Fragrances, Inc.	110,966
25,559		Monsanto Co.	2,123,953
7,674		PPG Industries, Inc.	283,171
14,338		Praxair, Inc.	964,804
5,800		Rohm & Haas Co.	457,272
4,561		Sherwin-Williams Co.	237,035
5,694		Sigma-Aldrich Corp.	215,176
			6,775,476
		Coal: 0.2%
8,395		Consol Energy, Inc.	211,890
4,000		Massey Energy Co.	40,480
12,520		Peabody Energy Corp.	313,501
			565,871
		Commercial Services: 1.3%
5,026	@	Apollo Group, Inc. - Class A	393,687
23,546		Automatic Data Processing, Inc.	827,877
5,727	@	Convergys Corp.	46,274
5,906		Equifax, Inc.	144,402
15,818		H&R Block, Inc.	287,729
8,400	@	Iron Mountain, Inc.	186,228
3,400		Mastercard, Inc.	569,432
12,806		McKesson Corp.	448,722
5,950	@	Monster Worldwide, Inc.	48,493
8,939		Moody’s Corp.	204,882
15,000		Paychex, Inc.	385,050
7,049		Robert Half International, Inc.	125,684
9,587		RR Donnelley & Sons Co.	70,273
9,200		Total System Services, Inc.	127,052
33,191		Western Union Co.	417,211
			4,282,996
		Computers: 5.3%
4,547	@	Affiliated Computer Services, Inc.	217,756
41,569	@	Apple, Inc.	4,369,733
13,600	@	Cognizant Technology Solutions Corp.	282,744
7,079	@	Computer Sciences Corp.	260,790
80,816	@	Dell, Inc.	766,136
93,972	@	EMC Corp.	1,071,281
111,884		Hewlett-Packard Co.	3,587,001
62,655		International Business Machines Corp.	6,070,643
3,621	@	Lexmark International, Inc.	61,086
15,426	@	NetApp, Inc.	228,922
10,525	@	Sandisk Corp.	133,141
34,736	@	Sun Microsystems, Inc.	254,268
8,100	@	Teradata Corp.	131,382
			17,434,883
		Cosmetics/Personal Care: 2.5%
19,903		Avon Products, Inc.	382,735
23,375		Colgate-Palmolive Co.	1,378,658
5,385		Estee Lauder Cos., Inc.	132,740
136,827		Procter & Gamble Co.	6,443,183
			8,337,316
		Distribution/Wholesale: 0.2%
6,000	L	Fastenal Co.	192,930
7,467		Genuine Parts Co.	222,965
2,950		WW Grainger, Inc.	207,031
			622,926
		Diversified Financial Services: 1.4%
54,674		American Express Co.	745,207
10,258		Ameriprise Financial, Inc.	210,186
43,743		Charles Schwab Corp.	678,017
18,185		CIT Group, Inc.	51,827
3,070		CME Group, Inc.	756,417
22,488		Discover Financial Services	141,899

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services (continued)
26,707	@, L	E*Trade Financial Corp.	$34,185
4,179		Federated Investors, Inc.	93,025
7,119	S	Franklin Resources, Inc.	383,501
3,400	@	IntercontinentalExchange, Inc.	253,198
17,700		Invesco Ltd.	245,322
7,432		Janus Capital Group, Inc.	49,423
6,645		Legg Mason, Inc.	105,656
6,400	@	Nasdaq Stock Market, Inc.	125,312
12,100		NYSE Euronext	216,590
21,863	@	SLM Corp.	108,222
11,910		T. Rowe Price Group, Inc.	343,723
			4,541,710
		Electric: 3.8%
31,063	@	AES Corp.	180,476
7,876		Allegheny Energy, Inc.	182,487
9,909		Ameren Corp.	229,790
18,973		American Electric Power Co., Inc.	479,258
10,597		CMS Energy Corp.	125,468
12,800		Consolidated Edison, Inc.	507,008
9,337		Constellation Energy Group, Inc.	192,902
27,270		Dominion Resources, Inc.	845,097
7,669		DTE Energy Co.	212,431
59,843		Duke Energy Corp.	856,952
23,624	@	Dynegy, Inc. - Class A	33,310
15,202		Edison International	437,970
8,886		Entergy Corp.	605,048
30,748		Exelon Corp.	1,395,652
14,221		FirstEnergy Corp.	548,931
19,086		FPL Group, Inc.	968,233
3,594		Integrys Energy Group, Inc.	93,588
8,000		Northeast Utilities	172,720
17,033		Pacific Gas & Electric Co.	651,001
10,200		Pepco Holdings, Inc.	127,296
4,691		Pinnacle West Capital Corp.	124,593
17,493		PPL Corp.	502,224
12,911		Progress Energy, Inc.	468,153
23,620		Public Service Enterprise Group, Inc.	696,081
5,700		SCANA Corp.	176,073
36,356		Southern Co.	1,113,221
9,971		TECO Energy, Inc.	111,177
5,499		Wisconsin Energy Corp.	226,394
21,237		Xcel Energy, Inc.	395,645
			12,659,179
		Electrical Components & Equipment: 0.3%
35,293		Emerson Electric Co.	1,008,674
6,470		Molex, Inc.	88,898
			1,097,572
		Electronics: 0.6%
16,422	@	Agilent Technologies, Inc.	252,406
8,000		Amphenol Corp.	227,920
7,000	@	Flir Systems, Inc.	143,360
10,035		Jabil Circuit, Inc.	55,795
5,419		PerkinElmer, Inc.	69,201
19,503	@	Thermo Electron Corp.	695,672
21,375	@@	Tyco Electronics Ltd.	235,980
4,491	@	Waters Corp.	165,942
			1,846,276
		Engineering & Construction: 0.2%
8,518		Fluor Corp.	294,297
5,700	@	Jacobs Engineering Group, Inc.	220,362
			514,659
		Entertainment: 0.0%
13,830		International Game Technology	127,513
			127,513
		Environmental Control: 0.3%
15,051		Republic Services, Inc.	258,125
4,000	@	Stericycle, Inc.	190,920
22,986		Waste Management, Inc.	588,442
			1,037,487
		Food: 2.1%
9,600		Campbell Soup Co.	262,656
20,900		ConAgra Foods, Inc.	352,583
7,220	@	Dean Foods Co.	130,538
15,357		General Mills, Inc.	766,007
7,704		Hershey Co.	267,714
14,681		HJ Heinz Co.	485,354
3,300		Hormel Foods Corp.	104,643
5,550		JM Smucker Co.	206,849
11,780		Kellogg Co.	431,501
68,600		Kraft Foods, Inc.	1,529,094
30,492		Kroger Co.	647,040
6,068		McCormick & Co., Inc.	179,431

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Food (continued)
20,006		Safeway, Inc.	$403,921
32,484		Sara Lee Corp.	262,471
9,933		Supervalu, Inc.	141,843
27,554		Sysco Corp.	628,231
14,120		Tyson Foods, Inc.	132,587
6,600	L	Whole Foods Market, Inc.	110,880
			7,043,343
		Forest Products & Paper: 0.2%
20,022		International Paper Co.	140,955
7,968		MeadWestvaco Corp.	95,536
9,880		Weyerhaeuser Co.	272,392
			508,883
		Gas: 0.3%
16,211		CenterPoint Energy, Inc.	169,081
2,123		Nicor, Inc.	70,547
12,826		NiSource, Inc.	125,695
11,367		Sempra Energy	525,610
			890,933
		Hand/Machine Tools: 0.1%
2,792		Black & Decker Corp.	88,116
2,649	S	Snap-On, Inc.	66,490
3,707		Stanley Works	107,948
			262,554
		Healthcare - Products: 4.4%
28,636		Baxter International, Inc.	1,466,736
11,187		Becton Dickinson & Co.	752,214
70,092	@	Boston Scientific Corp.	557,231
23,575	@@	Covidien Ltd.	783,633
4,621		CR Bard, Inc.	368,386
6,900		Densply International, Inc.	185,265
7,416	@	Hospira, Inc.	228,858
1,800	@	Intuitive Surgical, Inc.	171,648
129,120		Johnson & Johnson	6,791,712
52,223		Medtronic, Inc.	1,539,012
4,285	@	Patterson Cos., Inc.	80,815
16,151	@	St. Jude Medical, Inc.	586,766
11,133		Stryker Corp.	378,967
5,800	@	Varian Medical Systems, Inc.	176,552
10,443	@	Zimmer Holdings, Inc.	381,170
			14,448,965
		Healthcare - Services: 1.2%
21,164		Aetna, Inc.	514,920
12,668		Cigna Corp.	222,830
6,875	@	Coventry Health Care, Inc.	88,963
4,900	@	DaVita, Inc.	215,355
7,868	@	Humana, Inc.	205,197
5,060	@	Laboratory Corp. of America Holdings	295,959
7,161		Quest Diagnostics	340,004
19,403	@	Tenet Healthcare Corp.	22,507
56,749		UnitedHealth Group, Inc.	1,187,757
23,279	@	WellPoint, Inc.	883,904
			3,977,396
		Holding Companies - Diversified: 0.0%
8,500	@	Leucadia National Corp.	126,565
			126,565
		Home Builders: 0.1%
5,847		Centex Corp.	43,853
12,915		D.R. Horton, Inc.	125,276
3,562		KB Home	46,947
6,575		Lennar Corp.	49,378
9,994		Pulte Homes, Inc.	109,234
			374,688
		Home Furnishings: 0.0%
2,760		Harman International Industries, Inc.	37,343
3,456		Whirlpool Corp.	102,263
			139,606
		Household Products/Wares: 0.5%
5,233		Avery Dennison Corp.	116,905
6,527		Clorox Co.	336,010
7,028		Fortune Brands, Inc.	172,537
19,337		Kimberly-Clark Corp.	891,629
			1,517,081
		Housewares: 0.0%
12,953		Newell Rubbermaid, Inc.	82,640
			82,640
		Insurance: 2.1%
21,791		Aflac, Inc.	421,874
25,003		Allstate Corp.	478,807
125,596	L	American International Group, Inc.	125,596
12,792		AON Corp.	522,169
5,500		Assurant, Inc.	119,790
16,487		Chubb Corp.	697,730

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
7,629		Cincinnati Financial Corp.	$174,475
20,240		Genworth Financial, Inc.	38,456
15,154		Hartford Financial Services Group, Inc.	118,959
11,979		Lincoln National Corp.	80,140
16,821		Loews Corp.	371,744
23,998		Marsh & McLennan Cos., Inc.	485,960
7,949	@, L	MBIA, Inc.	36,406
38,206		Metlife, Inc.	869,951
12,116	L	Principal Financial Group, Inc.	99,109
31,641	@	Progressive Corp.	425,255
19,778		Prudential Financial, Inc.	376,178
3,979		Torchmark Corp.	104,369
27,343		Travelers Cos., Inc.	1,111,220
15,427		UnumProvident Corp.	192,838
15,999	@@	XL Capital, Ltd.	87,355
			6,938,381
		Internet: 2.3%
8,000	@	Akamai Technologies, Inc.	155,200
14,985	@	Amazon.com, Inc.	1,100,498
50,307	@	eBay, Inc.	631,856
9,800	@	Expedia, Inc.	88,984
11,195	@	Google, Inc. - Class A	3,896,532
7,200	@	McAfee, Inc.	241,200
38,365	@	Symantec Corp.	573,173
9,000	@	VeriSign, Inc.	169,830
65,073	@	Yahoo!, Inc.	833,585
			7,690,858
		Iron/Steel: 0.2%
5,200		AK Steel Holding Corp.	37,024
4,600		Allegheny Technologies, Inc.	100,878
14,697		Nucor Corp.	560,984
5,446	L	United States Steel Corp.	115,074
			813,960
		Leisure Time: 0.2%
20,415		Carnival Corp.	440,964
10,890	L	Harley-Davidson, Inc.	145,817
			586,781
		Lodging: 0.1%
13,742		Marriott International, Inc.	224,819
8,524		Starwood Hotels & Resorts Worldwide, Inc.	108,255
8,334		Wyndham Worldwide Corp.	35,003
3,100	@, L	Wynn Resorts Ltd.	61,907
			429,984
		Machinery - Construction & Mining: 0.2%
28,080	L	Caterpillar, Inc.	785,117
			785,117
		Machinery - Diversified: 0.4%
9,364		Cummins, Inc.	238,314
19,728		Deere & Co.	648,459
2,600		Flowserve Corp.	145,912
6,100		Manitowoc Co., Inc.	19,947
6,612		Rockwell Automation, Inc.	144,406
			1,197,038
		Media: 2.2%
31,750		CBS Corp. - Class B	121,920
134,463		Comcast Corp. – Class A	1,834,075
24,720	@, L	DIRECTV Group, Inc.	563,369
10,623	L	Gannett Co., Inc.	23,371
14,697		McGraw-Hill Cos., Inc.	336,120
1,633		Meredith Corp.	27,173
5,414	L	New York Times Co.	24,471
107,425		News Corp. - Class A	711,154
4,200		Scripps Networks Interactive - Class A	94,542
14,019	@	Time Warner Cable	347,675
55,851		Time Warner, Inc.	1,077,924
28,320	@	Viacom - Class B	492,202
86,649		Walt Disney Co.	1,573,546
320		Washington Post	114,272
			7,341,814
		Metal Fabricate/Hardware: 0.1%
6,500		Precision Castparts Corp.	389,350
			389,350
		Mining: 0.7%
44,358		Alcoa, Inc.	325,588
19,210		Freeport-McMoRan Copper & Gold, Inc.	732,093
22,868		Newmont Mining Corp.	1,023,572
4,000	L	Titanium Metals Corp.	21,880
5,200	L	Vulcan Materials Co.	230,308
			2,333,441
		Miscellaneous Manufacturing: 3.2%
32,362		3M Co.	1,609,039
7,790		Cooper Industries Ltd.	201,449

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
11,933		Danaher Corp.	$647,007
8,733		Dover Corp.	230,377
12,480		Eastman Kodak Co.	47,424
7,695		Eaton Corp.	283,638
493,100		General Electric Co.	4,985,241
34,342		Honeywell International, Inc.	956,768
17,986		Illinois Tool Works, Inc.	554,868
14,937	@@	Ingersoll-Rand Co.	206,131
8,538		ITT Corp.	328,457
7,311		Leggett & Platt, Inc.	94,970
5,552		Pall Corp.	113,427
7,545		Parker Hannifin Corp.	256,379
11,384		Textron, Inc.	65,344
			10,580,519
		Office/Business Equipment: 0.1%
9,654		Pitney Bowes, Inc.	225,421
40,402		Xerox Corp.	183,829
			409,250
		Oil & Gas: 11.1%
21,478		Anadarko Petroleum Corp.	835,279
15,611		Apache Corp.	1,000,509
4,800		Cabot Oil & Gas Corp.	113,136
26,200		Chesapeake Energy Corp.	446,972
93,585		Chevron Corp.	6,292,655
69,144		ConocoPhillips	2,707,679
20,699		Devon Energy Corp.	925,038
3,200		Diamond Offshore Drilling	201,152
6,600		ENSCO International, Inc.	174,240
11,622		EOG Resources, Inc.	636,421
6,100		EQT Corp.	191,113
230,675		ExxonMobil Corp.	15,708,968
13,230		Hess Corp.	717,066
33,034		Marathon Oil Corp.	868,464
8,905		Murphy Oil Corp.	398,677
13,212	@, @@	Nabors Industries Ltd.	131,988
8,100		Noble Energy, Inc.	436,428
37,839		Occidental Petroleum Corp.	2,105,740
5,400		Pioneer Natural Resources Co.	88,938
8,100		Questar Corp.	238,383
7,300		Range Resources Corp.	300,468
5,272		Rowan Cos., Inc.	63,106
16,000	@	Southwestern Energy Co.	475,040
5,488		Sunoco, Inc.	145,322
6,500		Tesoro Corp.	87,555
24,106		Valero Energy Corp.	431,497
27,038		XTO Energy, Inc.	827,904
			36,549,738
		Oil & Gas Services: 1.4%
14,470		Baker Hughes, Inc.	413,119
13,620		BJ Services Co.	135,519
10,100	@	Cameron International Corp.	221,493
41,842		Halliburton Co.	647,296
19,500	@	National Oilwell Varco, Inc.	559,845
55,882		Schlumberger Ltd.	2,269,927
10,236		Smith International, Inc.	219,869
			4,467,068
		Packaging & Containers: 0.2%
4,346		Ball Corp.	188,616
4,626		Bemis Co.	97,007
7,800	@	Owens-Illinois, Inc.	112,632
6,161	@	Pactiv Corp.	89,889
7,360		Sealed Air Corp.	101,568
			589,712
		Pharmaceuticals: 6.7%
72,128		Abbott Laboratories	3,440,506
14,362		Allergan, Inc.	685,929
7,112		AmerisourceBergen Corp.	232,278
92,418		Bristol-Myers Squibb Co.	2,025,803
16,822		Cardinal Health, Inc.	529,557
3,200	@, L	Cephalon, Inc.	217,920
47,193		Eli Lilly & Co.	1,576,718
11,606	@	Express Scripts, Inc.	535,849
14,104	@	Forest Laboratories, Inc.	309,724
11,500	@	King Pharmaceuticals, Inc.	81,305
22,888	@	Medco Health Solutions, Inc.	946,190
98,447		Merck & Co., Inc.	2,633,457
14,263	@, L	Mylan Laboratories	191,267
314,977		Pfizer, Inc.	4,289,987
75,930		Schering-Plough Corp.	1,788,152
4,878	@	Watson Pharmaceuticals, Inc.	151,755
62,141		Wyeth	2,674,549
			22,310,946

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Pipelines: 0.3%
32,604		El Paso Corp.	$203,775
30,021		Spectra Energy Corp.	424,497
27,086		Williams Cos., Inc.	308,239
			936,511
		Real Estate: 0.0%
10,500	@	CB Richard Ellis Group, Inc.	42,315
			42,315
		Retail: 6.9%
4,100		Abercrombie & Fitch Co.	97,580
5,030	@, L	Autonation, Inc.	69,816
1,767	@, L	Autozone, Inc.	287,350
12,124	@	Bed Bath & Beyond, Inc.	300,069
15,855		Best Buy Co., Inc.	601,856
3,812	@	Big Lots, Inc.	79,213
20,200		Costco Wholesale Corp.	935,664
67,947		CVS Caremark Corp.	1,867,863
6,369	S	Darden Restaurants, Inc.	218,202
6,543		Family Dollar Stores, Inc.	218,340
7,600	@	GameStop Corp.	212,952
21,812		Gap, Inc.	283,338
79,200		Home Depot, Inc.	1,865,952
10,422		JC Penney Co., Inc.	209,170
14,253	@	Kohl’s Corp.	603,187
12,638		Limited Brands, Inc.	109,951
68,452		Lowe’s Cos., Inc.	1,249,249
19,659		Macy’s, Inc.	174,965
51,956		McDonald’s Corp.	2,835,239
7,469	L	Nordstrom, Inc.	125,106
12,854	@	Office Depot, Inc.	16,839
5,800	@	O’Reilly Automotive, Inc.	203,058
5,843		RadioShack Corp.	50,075
2,582	@, L	Sears Holding Corp.	118,023
33,319		Staples, Inc.	603,407
34,251	@	Starbucks Corp.	380,529
35,149		Target Corp.	1,208,774
5,768		Tiffany & Co.	124,358
19,405		TJX Cos., Inc.	497,544
46,067		Walgreen Co.	1,195,899
104,373		Wal-Mart Stores, Inc.	5,437,833
21,510		Yum! Brands, Inc.	591,095
			22,772,496
		Savings & Loans: 0.2%
24,400		Hudson City Bancorp., Inc.	285,236
16,300		People’s United Financial, Inc.	292,911
			578,147
		Semiconductors: 2.5%
26,162	@, L	Advanced Micro Devices, Inc.	79,794
13,660		Altera Corp.	239,733
13,626		Analog Devices, Inc.	262,573
62,043		Applied Materials, Inc.	666,962
19,886	@	Broadcom Corp.	397,322
259,732		Intel Corp.	3,908,967
7,894		KLA-Tencor Corp.	157,880
10,376		Linear Technology Corp.	238,440
30,265	@	LSI Logic Corp.	92,006
10,400	@	MEMC Electronic Materials, Inc.	171,496
8,500	L	Microchip Technology, Inc.	180,115
35,615	@	Micron Technology, Inc.	144,597
9,082		National Semiconductor Corp.	93,272
4,499	@	Novellus Systems, Inc.	74,818
25,113	@	Nvidia Corp.	247,614
5,684	@	QLogic Corp.	63,206
8,042	@	Teradyne, Inc.	35,224
59,560		Texas Instruments, Inc.	983,336
12,847		Xilinx, Inc.	246,149
			8,283,504
		Software: 3.9%
24,451	@	Adobe Systems, Inc.	523,007
10,602	@	Autodesk, Inc.	178,220
8,578	@	BMC Software, Inc.	283,074
18,384		CA, Inc.	323,742
8,411	@	Citrix Systems, Inc.	190,425
11,541	@	Compuware Corp.	76,055
2,500		Dun & Bradstreet Corp.	192,500
14,993	@	Electronic Arts, Inc.	272,723
8,900		Fidelity National Information Services, Inc.	161,980
7,258	@	Fiserv, Inc.	264,627
8,509		IMS Health, Inc.	106,107
15,026	@	Intuit, Inc.	405,702
357,002		Microsoft Corp.	6,558,113
16,090	@	Novell, Inc.	68,543

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Software (continued)
179,104	@	Oracle Corp.	$3,236,409
4,900	@	Salesforce.com, Inc.	160,377
			13,001,604
		Telecommunications: 6.8%
18,500	@	American Tower Corp.	562,955
275,127		AT&T, Inc.	6,933,200
4,635	L	CenturyTel, Inc.	130,336
4,254	@, L	Ciena Corp.	33,096
272,568	@	Cisco Systems, Inc.	4,570,965
72,636		Corning, Inc.	963,880
6,667		Embarq Corp.	252,346
14,495		Frontier Communications Corp.	104,074
6,200		Harris Corp.	179,428
10,087	@	JDS Uniphase Corp.	32,783
24,385	@	Juniper Networks, Inc.	367,238
106,290		Motorola, Inc.	449,607
77,052		Qualcomm, Inc.	2,998,093
68,592	L	Qwest Communications International, Inc.	234,585
133,784	@	Sprint Nextel Corp.	477,609
18,505	@	Tellabs, Inc.	84,753
132,636		Verizon Communications, Inc.	4,005,607
20,590		Windstream Corp.	165,955
			22,546,510
		Textiles: 0.0%
6,116		Cintas Corp.	151,188
			151,188
		Toys/Games/Hobbies: 0.1%
5,823		Hasbro, Inc.	145,983
16,700		Mattel, Inc.	192,551
			338,534
		Transportation: 2.0%
12,993		Burlington Northern Santa Fe Corp.	781,529
7,900		CH Robinson Worldwide, Inc.	360,319
18,592		CSX Corp.	480,603
9,900		Expeditors International Washington, Inc.	280,071
14,535		FedEx Corp.	646,662
17,114		Norfolk Southern Corp.	577,598
2,637		Ryder System, Inc.	74,653
23,498		Union Pacific Corp.	966,003
46,476		United Parcel Service, Inc. - Class B	2,287,549
			6,454,987
		Total Common Stock
		(Cost $472,583,199)	320,792,664
REAL ESTATE INVESTMENT TRUSTS: 0.8%
		Apartments: 0.1%
5,428	S	Apartment Investment & Management Co.	29,745
3,704		AvalonBay Communities, Inc.	174,310
12,747		Equity Residential	233,907
			437,962
		Diversified: 0.1%
6,581		Vornado Realty Trust	218,752
			218,752
		Forestry: 0.1%
7,715		Plum Creek Timber Co., Inc.	224,275
			224,275
		Health Care: 0.2%
11,900		HCP, Inc.	212,415
5,200		Health Care Real Estate Investment Trust, Inc.	159,068
6,700		Ventas, Inc.	151,487
			522,970
		Hotels: 0.0%
24,500		Host Hotels & Resorts, Inc.	96,040
			96,040
		Office Property: 0.1%
5,695		Boston Properties, Inc.	199,496
			199,496
		Regional Malls: 0.1%
11,957		Simon Property Group, Inc.	414,190
			414,190
		Shopping Centers: 0.0%
10,855		Kimco Realty Corp.	82,715
			82,715
		Storage: 0.1%
5,835		Public Storage, Inc.	322,384
			322,384
		Warehouse/Industrial: 0.0%
12,515	L	Prologis	81,348
			81,348
		Total Real Estate Investment Trusts
		(Cost $5,793,226)	2,600,132
		Total Long-Term Investments
		(Cost $478,376,425)	323,392,796

		PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio		as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 3.3%
		Affiliated Mutual Fund: 1.8%
5,865,000	S	ING Institutional Prime Money Market Fund - Class I		$5,865,000
		Total Mutual Fund
		(Cost $5,865,000)		5,865,000

Principal Amount				Value
		Securities Lending Collateral(cc): 1.5%
$4,992,023		Bank of New York Mellon Corp. Institutional Cash Reserves		$4,907,005
		Total Securities Lending Collateral
		(Cost $4,992,023)		4,907,005
		Total Short-Term Investments
		(Cost $10,857,023)		10,772,005
		Total Investments in Securities
		(Cost $489,233,448)*	101.1%	$334,164,801
		Other Assets and Liabilities - Net	(1.1)	(3,510,197)
		Net Assets	100.0%	$330,654,604

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $490,424,106.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$14,193,649
		Gross Unrealized Depreciation		(170,452,954)
		Net Unrealized Depreciation		$(156,259,305)

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$329,257,796	$474,067
Level 2- Other Significant Observable Inputs	4,907,005	—
Level 3- Significant Unobservable Inputs	—	—
Total	$334,164,801	$474,067

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$474,067	Equity Contracts	$—

Total	$474,067		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Stock Index Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Stock Index Portfolio Open Futures Contracts on March 31, 2009:

			Unrealized
Contract Description	Number of Contracts	Expiration Date	Appreciation
Long Contracts
S&P 500	37	06/18/09	$474,067
			$474,067

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 64.6%
		Aerospace/Defense: 3.0%
961,200		Goodrich Corp.	$36,419,868
263,700		Lockheed Martin Corp.	18,203,211
615,200		Rockwell Collins, Inc.	20,080,128
			74,703,207
		Agriculture: 1.9%
1,313,300		Philip Morris International, Inc.	46,727,214
			46,727,214
		Auto Parts & Equipment: 0.8%
350,900	@@	Toyota Industries Corp.	7,558,337
2,001,131	@	TRW Automotive Holdings Corp.	6,443,642
578,800		WABCO Holdings, Inc.	7,125,028
			21,127,007
		Banks: 1.2%
668,375		Bank of America Corp.	4,558,318
365,600		JPMorgan Chase & Co.	9,717,648
137,000		State Street Corp.	4,216,860
832,500		Wells Fargo & Co.	11,854,800
			30,347,626
		Beverages: 0.5%
165,600		Coca-Cola Co.	7,278,120
121,500		PepsiCo, Inc.	6,254,820
			13,532,940
		Biotechnology: 0.8%
368,000	@	Millipore Corp.	21,126,880
			21,126,880
		Chemicals: 0.0%
14,800		Air Products & Chemicals, Inc.	832,500
			832,500
		Commercial Services: 2.0%
375,100		H&R Block, Inc.	6,823,069
3,438,200		Western Union Co.	43,218,174
			50,041,243
		Computers: 0.8%
1,562,000	@	Dell, Inc.	14,807,760
60,100		International Business Machines Corp.	5,823,089
			20,630,849
		Cosmetics/Personal Care: 0.5%
258,673		Procter & Gamble Co.	12,180,912
			12,180,912
		Distribution/Wholesale: 1.0%
1,479,200	@@	Mitsubishi Corp.	19,609,354
597,000	@@	Mitsui & Co., Ltd.	6,081,813
			25,691,167
		Diversified Financial Services: 3.9%
385,100		Affiliated Managers Group, Inc.	8,231,513
827,168		Ameriprise Financial, Inc.	16,948,672
97,827		Blackrock, Inc.	12,721,423
634,500		Franklin Resources, Inc.	34,180,515
1,764,300		Invesco Ltd.	24,453,198
			96,535,321
		Electric: 4.2%
155,900		Constellation Energy Group, Inc.	3,220,894
491,700		Entergy Corp.	33,479,853
160,800		FPL Group, Inc.	8,157,384
541,800		Pacific Gas & Electric Co.	20,707,596
883,000		PPL Corp.	25,350,930
186,000		Progress Energy, Inc.	6,744,360
356,600		Xcel Energy, Inc.	6,643,458
			104,304,475
		Electronics: 1.8%
4,050,008	@@	Tyco Electronics Ltd.	44,712,088
			44,712,088
		Food: 1.9%
209,892		General Mills, Inc.	10,469,413
230,900		HJ Heinz Co.	7,633,554
672,300		Kellogg Co.	24,626,349
262,800		Kraft Foods, Inc.	5,857,812
			48,587,128
		Forest Products & Paper: 0.2%
515,126		International Paper Co.	3,626,487
			3,626,487
		Gas: 1.2%
669,542		Sempra Energy	30,959,622
			30,959,622
		Healthcare - Products: 3.2%
227,200		Baxter International, Inc.	11,637,184
83,500		Becton Dickinson & Co.	5,614,540

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
1,310,300	@@	Covidien Ltd.	$43,554,372
71,900		CR Bard, Inc.	5,731,868
469,600		Densply International, Inc.	12,608,760
			79,146,724
		Household Products/Wares: 0.8%
778,200		Fortune Brands, Inc.	19,104,810
			19,104,810
		Insurance: 1.5%
531,100		AON Corp.	21,679,502
85,200		White Mountains Insurance Group Ltd.	14,646,732
			36,326,234
		Lodging: 1.6%
467,500		Choice Hotels International, Inc.	12,070,850
1,764,700		Marriott International, Inc.	28,870,492
			40,941,342
		Machinery - Diversified: 0.3%
187,200		Roper Industries, Inc.	7,946,640
			7,946,640
		Media: 4.4%
2,079,500		Cablevision Systems Corp.	26,908,730
242,900	@	Discovery Communications, Inc. - Class A	3,891,258
255,100	@	Discovery Communications, Inc. - Class C	3,737,215
909,742	@, L	Time Warner Cable	22,561,601
2,682,833		Time Warner, Inc.	51,778,683
			108,877,487
		Miscellaneous Manufacturing: 4.7%
739,200		3M Co.	36,753,024
851,631		Danaher Corp.	46,175,433
596,100		Honeywell International, Inc.	16,607,346
962,800	@@	Tyco International Ltd.	18,832,368
			118,368,171
		Oil & Gas: 5.7%
946,000	@	CNX Gas Corp.	22,429,660
648,300		ExxonMobil Corp.	44,149,230
138,100	@@	Japan Petroleum Exploration Co.	5,625,580
662,400		Murphy Oil Corp.	29,655,648
239,100	@@	Royal Dutch Shell PLC ADR - Class A	10,592,130
1,168,800	@@	Statoil ASA	20,454,821
209,100	@@	Total SA ADR	10,258,446
			143,165,515
		Oil & Gas Services: 1.1%
696,650		Schlumberger Ltd.	28,297,923
			28,297,923
		Pharmaceuticals: 3.4%
605,000		Allergan, Inc.	28,894,800
700,561		Cardinal Health, Inc.	22,053,660
75,600	@	Mead Johnson Nutrition Co.	2,182,572
757,500		Wyeth	32,602,800
			85,733,832
		Pipelines: 3.6%
3,511,700		Spectra Energy Corp.	49,655,435
3,561,400		Williams Cos., Inc.	40,528,732
			90,184,167
		Real Estate: 0.3%
366,495	@, L	St. Joe Co.	6,135,126
			6,135,126
		Retail: 3.5%
508,900		CVS Caremark Corp.	13,989,661
159,400	@	Kohl’s Corp.	6,745,808
2,747,300		Lowe’s Cos., Inc.	50,138,225
152,600		TJX Cos., Inc.	3,912,664
268,300		Wal-Mart Stores, Inc.	13,978,430
			88,764,788
		Semiconductors: 2.7%
1,005,700		Analog Devices, Inc.	19,379,839
2,949,300		Texas Instruments, Inc.	48,692,943
			68,072,782
		Software: 1.0%
1,318,200		Microsoft Corp.	24,215,334
			24,215,334
		Telecommunications: 1.1%
713,100	@	Cisco Systems, Inc.	11,958,687
4,158,300	@	Sprint Nextel Corp.	14,845,131
			26,803,818
		Total Common Stock
		(Cost $2,008,942,038)	1,617,751,359
PREFERRED STOCK: 2.4%
		Auto Parts & Equipment: 0.7%
280,000		Johnson Controls, Inc.	17,833,200
			17,833,200
		Banks: 0.2%
11,400		Bank of America Corp.	4,839,300
			4,839,300

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Electric: 0.3%
7,700	P	NRG Energy, Inc.	$6,872,250
			6,872,250
		Food: 0.1%
22	#, I	Heinz (H.J.) Finance Co.	1,903,000
			1,903,000
		Housewares: 0.3%
400,500	P	Newell Financial Trust I	7,534,406
			7,534,406
		Insurance: 0.5%
308,200	@@	Aspen Insurance Holdings Ltd.	12,482,100
			12,482,100
		Sovereign: 0.0%
164	P	Federal National Mortgage Association - Convertible Series 2004-1	260,760
			260,760
		Telecommunications: 0.3%
171,700		Crown Castle International Corp.	7,468,950
			7,468,950
		Total Preferred Stock
		(Cost $94,398,205)	59,193,966

# of
Contracts		Value
POSITIONS IN PURCHASED OPTIONS: 0.0%
107	Call Option CBOE
	Automatic Data Processing, Inc.
	Strike @ 50 - Exp 01/16/10	$3,478
111	Call Option CBOE
	Danaher Corp.
	Strike @ 80 - Exp 01/16/10	8,880
114	Call Option CBOE
	International Paper Co.
	Strike @ 35 - Exp 01/16/10	570
345	Call Option CBOE
	Johnson & Johnson
	Strike @ 65 - Exp 01/16/10	34,500
212	Call Option CBOE
	Johnson & Johnson
	Strike @ 70 - Exp 01/16/10	10,600
42	Call Option CBOE
	Northrop Grumman Corp.
	Strike @ 80 - Exp 01/16/10	630
355	Call Option CBOE
	WellPoint Inc.
	Strike @ 50 - Exp 01/16/10	111,825
	Total Positions in Purchased Options
	(Cost $797,325)	170,483

Principal Amount			Value
CONVERTIBLE BONDS: 7.5%
		Biotechnology: 0.8%
$20,874,000	C	Millipore Corp., 3.750%, due 06/01/26	$19,465,005
			19,465,005
		Coal: 0.7%
24,423,000	C	Peabody Energy Corp., 4.750%, due 12/15/41	17,279,273
			17,279,273
		Diversified Financial Services: 0.1%
2,005,000		NASDAQ OMX Group, Inc./The, 2.500%, due 08/15/13	1,691,719
			1,691,719
		Electronics: 0.2%
9,135,000		Newport Corp., 2.500%, due 02/15/12	6,166,125
			6,166,125
		Healthcare - Products: 0.9%
20,536,000	C	Henry Schein, Inc., 3.000%, due 08/15/34	21,870,840
			21,870,840
		Healthcare - Services: 0.3%
10,265,000	C	LifePoint Hospitals, Inc., 3.250%, due 08/15/25	7,750,075
			7,750,075
		Media: 0.3%
11,628,000	C	Liberty Media Corp., 3.125%, due 03/30/23	9,084,375
			9,084,375
		Mining: 0.9%
11,389,000	L	Newmont Mining Corp., 1.250%, due 07/15/14	13,780,690
7,641,000		Newmont Mining Corp., 1.625%, due 07/15/17	8,662,984
			22,443,674
		Miscellaneous Manufacturing: 0.1%
630,000	C	Actuant Corp., 2.000%, due 11/15/23	534,713
1,930,000	@@	Ingersoll-Rand Co., 4.500%, due 04/15/12	1,930,000
			2,464,713

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount			Value
		Oil & Gas: 0.0%
$854,000	C	Quicksilver Resources, 1.875%, due 11/01/24	$613,813
			613,813
		Oil & Gas Services: 0.6%
19,425,000	C	Oil States International, Inc., 2.375%, due 07/01/25	15,151,500
			15,151,500
		Real Estate: 0.5%
10,500,000	#, C, I	General Growth Properties, Inc., 3.980%, due 04/15/27	853,125
15,463,000	#, C	Host Hotels & Resorts L.P., 2.625%, due 04/15/27	10,824,100
1,350,000	#, I	Kilroy Realty L.P., 3.250%, due 04/15/12	821,205
			12,498,430
		Semiconductors: 1.8%
33,235,000	C, L	Linear Technology Corp., 3.000%, due 05/01/27	27,668,138
22,280,000		Xilinx, Inc., 3.125%, due 03/15/37	16,570,750
			44,238,888
		Telecommunications: 0.3%
11,025,000	C	Lucent Technologies, Inc., 2.875%, due 06/15/25	5,195,531
2,656,000	#	SBA Communications Corp., 1.875%, due 05/01/13	2,138,080
			7,333,611
		Total Convertible Bonds
		(Cost $233,220,718)	188,052,041
CORPORATE BONDS/NOTES: 11.5%
		Auto Manufacturers: 0.4%
13,043,360		Oshkosh Truck Corp., 7.320%, due 12/06/13	9,775,998
			9,775,998
		Biotechnology: 0.1%
2,244,375		Invitrogen Corp., 5.250%, due 06/11/15	2,226,606
			2,226,606
		Building Materials: 0.9%
2,095,653		Georgia Pacific, 3.292%, due 08/22/14	1,990,870
23,189,817		Georgia-Pacific Corp., 3.292%, due 12/20/12	20,512,112
			22,502,982
		Coal: 0.0%
1,200,000	C	Peabody Energy Corp., 6.875%, due 03/15/13	1,176,000
			1,176,000
		Diversified Financial Services: 0.8%
5,731,000		Ford Motor Credit Co., LLC, 5.544%, due 04/15/09	5,669,345
11,199,644		Nuveen Investment, Inc., 4.232%, due 11/09/14	6,327,799
5,250,000		SLM Corp., 1.299%, due 07/27/09	5,058,606
3,875,000	C	Teco Finance, Inc., 7.000%, due 05/01/12	3,599,247
			20,654,997
		Electric: 0.1%
2,575,000	C	CILCORP, Inc., 8.700%, due 10/15/09	2,735,938
805,000	C	Nisource Finance Corp., 1.821%, due 11/23/09	768,165
			3,504,103
		Food: 1.6%
40,487,500		WM Wrigley Jr. Co., 6.500%, due 07/17/14	40,095,298
			40,095,298
		Healthcare - Products: 0.3%
7,089,251		BSC International, 2.976%, due 04/21/11	6,557,557
			6,557,557
		Healthcare - Services: 0.3%
9,359,250		HCA, Inc., 3.220%, due 11/18/12	8,115,640
			8,115,640
		Household Products/Wares: 0.1%
2,275,000	C	Fortune Brands, Inc., 5.125%, due 01/15/11	2,233,691
			2,233,691
		Insurance: 0.2%
4,954,000	C	Marsh & McLennan Cos., Inc., 7.125%, due 06/15/09	4,953,168
			4,953,168
		Lodging: 0.3%
14,750,000		MGM Mirage, Inc., 3.710%, due 10/03/11	6,453,126
			6,453,126
		Media: 2.1%
3,395,270		CSC Holdings, Inc., 1.556%, due 02/24/12	3,088,280
9,300,000		CSC Holdings, Inc., 7.625%, due 04/01/11	9,276,750
5,969,620		Discovery Communications, Inc., 3.220%, due 05/14/14	5,541,849
8,633,000	C	Viacom, Inc., 5.750%, due 04/30/11	8,413,946
28,363,734		Weather Channel, 7.250%, due 10/15/15	27,612,095
			53,932,920
		Mining: 0.7%
20,375,000	C	Freeport-McMoRan Copper & Gold, Inc., 4.995%, due 04/01/15	16,783,906
			16,783,906
		Oil & Gas: 0.2%
3,600,000	#, C	Forest Oil Corp., 8.500%, due 02/15/14	3,357,000
1,125,000	#, C	PetroHawk Energy Corp., 10.500%, due 08/01/14	1,125,000
			4,482,000
		Pharmaceuticals: 0.4%
10,991,000	C	Valeant Pharmaceuticals International, 4.000%, due 11/15/13	9,781,990
			9,781,990
		Pipelines: 0.3%
1,550,000	#, C	Tennessee Gas Pipeline, 8.000%, due 02/01/16	1,557,750
6,525,000	C	Williams Cos., Inc., 8.125%, due 03/15/12	6,655,500
			8,213,250

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Principal Amount				Value
		Retail: 1.1%
$22,075,000	+, C	Group 1 Automotive, Inc., 2.250%, due 06/15/36		$11,561,781
3,600,000		Home Depot, Inc., 5.300%, due 12/16/09		3,528,000
14,919,000	C, L	Penske Auto Group, Inc., 3.500%, due 04/01/26		11,991,146
3,175,000	C	Penske Auto Group, Inc., 7.750%, due 12/15/16		1,603,375
				28,684,302
		Telecommunications: 1.6%
4,250,000	C	American Tower Corp., 7.125%, due 10/15/12		4,292,500
225,000	C	American Tower Corp., 7.500%, due 05/01/12		227,250
620,000	C	AT&T, Inc., 4.125%, due 09/15/09		625,772
967,000	C	BellSouth Corp., 4.200%, due 09/15/09		976,326
4,492,308		Cricket Communications, Inc., 5.750%, due 06/16/13		4,260,675
8,150,000	C	Crown Castle International Corp., 9.000%, due 01/15/15		8,211,125
13,645,000	C	JDS Uniphase Corp., 1.000%, due 05/15/26		8,442,844
5,650,000	#, C	MetroPCS Wireless, Inc., 9.250%, due 11/01/14		5,480,500
775,000	C	Sprint Capital Corp., 6.900%, due 05/01/19		550,250
7,025,000	C	Sprint Capital Corp., 8.375%, due 03/15/12		6,357,625
				39,424,867
		Total Corporate Bonds/Notes
		(Cost $302,073,266)		289,552,401
		Total Long-Term Investments
		(Cost $2,639,431,552)		2,154,720,250

Shares				Value
SHORT-TERM INVESTMENTS: 13.8%
		Affiliated Mutual Fund: 12.7%
319,219,750		T. Rowe Price Reserve Investment Fund		$319,219,750
		Total Mutual Fund
		(Cost $319,219,750)		319,219,750

Principal Amount				Value
		Securities Lending Collateral(cc): 1.1%
$27,059,130		Bank of New York Mellon Corp. Institutional Cash Reserves		$26,548,706
		Total Securities Lending Collateral
		(Cost $27,059,130)		26,548,706
		Total Short-Term Investments
		(Cost $346,278,880)		345,768,456
		Total Investments in Securities
		(Cost $2,985,710,432)*	99.8%	$2,500,488,706
		Other Assets and Liabilities - Net	0.2	3,823,375
		Net Assets	100.0%	$2,504,312,081

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	C	Bond may be called prior to maturity date.
	P	Preferred Stock may be called prior to convertible date.
	cc	Securities purchased with cash collateral for securities loaned.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $3,048,707,356.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$51,816,420
		Gross Unrealized Depreciation		(600,035,070)
		Net Unrealized Depreciation		$(548,218,650)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,869,580,174	$(3,164,186)
Level 2- Other Significant Observable Inputs	630,087,327	—
Level 3- Significant Unobservable Inputs	821,205	—
Total	$2,500,488,706	$(3,164,186)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$866,970	$—
Net Purchases/(Sales)	—	—
Accrued Discounts/(Premiums)	12,721	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	(58,486)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$821,205	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$—	Equity Contracts	$3,164,186

Total	$—		$3,164,186

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Capital Appreciation Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING T. Rowe Price Capital Appreciation Portfolio Written Options Open on March 31, 2009:

		Expiration	# of	Premium
Description/Name of Issuer	Exercise	Date	Contracts	Received	Value
Call Option CBOE
Coca-Cola Co.	47.50	01/16/10	1,479	$414,118	$(461,448)

Call Option CBOE
Exxon Mobil Corp.	85.00	01/16/10	1,638	1,641,283	(524,160)

Call Option CBOE
H. J. Heinz Co.	40.00	01/16/10	2,309	223,972	(230,900)

Call Option CBOE
Kellogg Co.	45.00	01/16/10	3,528	740,416	(335,160)

Call Option CBOE
Kraft Foods Inc.	27.50	01/16/10	2,628	320,614	(170,820)

Call Option CBOE
Microsoft Corp.	22.50	01/16/10	6,688	1,200,623	(963,072)

Call Option CBOE
PepsiCo Inc.	60.00	01/16/10	1,215	284,794	(255,150)

Call Option CBOE
Procter & Gamble Co.	60.00	01/16/10	1,693	418,168	(223,476)
				$5,243,988	$(3,164,186)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.2%
		Aerospace/Defense: 1.0%
228,200		Boeing Co.	$8,119,356
			8,119,356
		Airlines: 0.5%
655,600		Southwest Airlines Co.	4,149,948
			4,149,948
		Banks: 12.4%
444,100	@@, L	Allied Irish Banks PLC ADR	688,355
1,770,119		Bank of America Corp.	12,072,212
490,400		Bank of New York Mellon Corp.	13,853,800
238,000		Capital One Financial Corp.	2,913,120
488,400		Fifth Third Bancorp.	1,426,128
94,200		Goldman Sachs Group, Inc.	9,987,084
1,050,944		JPMorgan Chase & Co.	27,934,092
488,700		Keycorp	3,846,069
225,100		Marshall & Ilsley Corp.	1,267,313
385,300		SunTrust Bank	4,523,422
317,210	@, @@, L	UBS AG - Reg	2,991,290
772,200		US Bancorp.	11,281,842
714,100		Wells Fargo & Co.	10,168,784
			102,953,511
		Beverages: 0.6%
191,400	@@	Anheuser-Busch InBev NV	5,270,252
			5,270,252
		Biotechnology: 0.8%
140,100	@	Amgen, Inc.	6,937,752
			6,937,752
		Building Materials: 0.7%
593,400		Masco Corp.	4,141,932
205,800	@, L	USG Corp.	1,566,138
			5,708,070
		Chemicals: 1.7%
313,600		EI Du Pont de Nemours & Co.	7,002,688
227,700		International Flavors & Fragrances, Inc.	6,935,742
			13,938,430
		Coal: 0.3%
109,900		Consol Energy, Inc.	2,773,876
			2,773,876
		Commercial Services: 0.5%
224,100		H&R Block, Inc.	4,076,379
			4,076,379
		Computers: 1.5%
213,800	@	Computer Sciences Corp.	7,876,392
523,300	@	Dell, Inc.	4,960,884
			12,837,276
		Distribution/Wholesale: 0.5%
140,100		Genuine Parts Co.	4,183,386
			4,183,386
		Diversified Financial Services: 1.8%
666,900		American Express Co.	9,089,847
285,202	L, ##	Federal National Mortgage Association	199,641
65,000		Janus Capital Group, Inc.	432,250
123,000		Legg Mason, Inc.	1,955,700
650,400	@	SLM Corp.	3,219,480
			14,896,918
		Electric: 6.1%
175,800		Constellation Energy Group, Inc.	3,632,028
490,400		Duke Energy Corp.	7,022,528
88,300		Entergy Corp.	6,012,347
87,600		FirstEnergy Corp.	3,381,360
87,900	@	NRG Energy, Inc.	1,547,040
175,200		Pacific Gas & Electric Co.	6,696,144
176,600		Pinnacle West Capital Corp.	4,690,496
210,200		Progress Energy, Inc.	7,621,852
154,100		TECO Energy, Inc.	1,718,215
425,500		Xcel Energy, Inc.	7,927,065
			50,249,075
		Food: 3.5%
490,400		Hershey Co.	17,041,400
337,900		Kraft Foods, Inc.	7,531,791
139,000		McCormick & Co., Inc.	4,110,230
			28,683,421
		Forest Products & Paper: 1.4%
676,693		International Paper Co.	4,763,919
313,600		MeadWestvaco Corp.	3,760,064
105,500		Weyerhaeuser Co.	2,908,635
			11,432,618

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Gas: 0.8%
643,800		NiSource, Inc.	$6,309,240
			6,309,240
		Hand/Machine Tools: 0.3%
87,600		Black & Decker Corp.	2,764,656
			2,764,656
		Healthcare - Products: 1.1%
175,200		Johnson & Johnson	9,215,520
			9,215,520
		Healthcare - Services: 0.5%
101,300	@	WellPoint, Inc.	3,846,361
			3,846,361
		Home Builders: 0.2%
214,200		D.R. Horton, Inc.	2,077,740
			2,077,740
		Home Furnishings: 1.0%
126,000		Harman International Industries, Inc.	1,704,780
228,200		Whirlpool Corp.	6,752,438
			8,457,218
		Household Products/Wares: 2.5%
245,200		Avery Dennison Corp.	5,477,768
351,500		Fortune Brands, Inc.	8,629,325
140,100		Kimberly-Clark Corp.	6,460,011
			20,567,104
		Housewares: 0.2%
281,200		Newell Rubbermaid, Inc.	1,794,056
			1,794,056
		Insurance: 3.4%
105,100		Chubb Corp.	4,447,832
385,377		Lincoln National Corp.	2,578,172
578,600		Marsh & McLennan Cos., Inc.	11,716,650
315,300	@	Progressive Corp.	4,237,632
122,792		Travelers Cos., Inc.	4,990,267
			27,970,553
		Internet: 1.3%
350,300	@	eBay, Inc.	4,399,768
490,400	@	Yahoo!, Inc.	6,282,024
			10,681,792
		Iron/Steel: 1.2%
257,000		Nucor Corp.	9,809,690
			9,809,690
		Leisure Time: 0.4%
232,500	L	Harley-Davidson, Inc.	3,113,175
			3,113,175
		Lodging: 0.7%
297,800		Marriott International, Inc.	4,872,008
289,000	@, L	MGM Mirage	673,370
			5,545,378
		Machinery - Diversified: 1.0%
244,300		Deere & Co.	8,030,141
			8,030,141
		Media: 4.4%
314,500		Cablevision Systems Corp.	4,069,630
236,300		CBS Corp. - Class B	907,392
410,500		McGraw-Hill Cos., Inc.	9,388,135
514,600	L	New York Times Co.	2,325,992
90,807	@	Time Warner Cable	2,252,015
361,767		Time Warner, Inc.	6,982,097
455,400		Walt Disney Co.	8,270,064
337,000	@@	WPP PLC	1,895,214
			36,090,539
		Mining: 1.2%
355,000		Alcoa, Inc.	2,605,700
175,800	L	Vulcan Materials Co.	7,786,182
			10,391,882
		Miscellaneous Manufacturing: 6.8%
262,700		3M Co.	13,061,444
171,500		Cooper Industries Ltd.	4,434,990
71,400		Eaton Corp.	2,631,804
1,856,600		General Electric Co.	18,770,226
227,700		Honeywell International, Inc.	6,343,722
351,000		Illinois Tool Works, Inc.	10,828,350
			56,070,536
		Oil & Gas: 13.8%
210,200		Anadarko Petroleum Corp.	8,174,678
262,724	@@	BP PLC ADR	10,535,232
424,390		Chevron Corp.	28,535,984
73,600		ConocoPhillips	2,882,176
425,324		ExxonMobil Corp.	28,964,564
263,600		Murphy Oil Corp.	11,801,372
404,200	@@	Royal Dutch Shell PLC ADR - Class A	17,906,060
204,000		Sunoco, Inc.	5,401,920
			114,201,986

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Oil & Gas Services: 1.4%
180,000		BJ Services Co.		$1,791,000
233,000		Schlumberger Ltd.		9,464,460
				11,255,460
		Pharmaceuticals: 5.5%
420,400		Bristol-Myers Squibb Co.		9,215,168
280,200		Eli Lilly & Co.		9,361,482
371,800		Merck & Co., Inc.		9,945,650
121,600		Pfizer, Inc.		1,656,192
350,300		Wyeth		15,076,912
				45,255,404
		Pipelines: 0.4%
245,250		Spectra Energy Corp.		3,467,835
				3,467,835
		Retail: 4.0%
418,300	@	Bed Bath & Beyond, Inc.		10,352,925
683,100		Home Depot, Inc.		16,093,836
250,800		Macy’s, Inc.		2,232,120
210,200		Tiffany & Co.		4,531,912
				33,210,793
		Semiconductors: 1.9%
367,800		Analog Devices, Inc.		7,087,506
297,800		Applied Materials, Inc.		3,201,350
348,600		Intel Corp.		5,246,430
				15,535,286
		Software: 1.4%
648,100		Microsoft Corp.		11,905,597
				11,905,597
		Telecommunications: 5.8%
840,703		AT&T, Inc.		21,185,714
211,600	@	Cisco Systems, Inc.		3,548,532
1,751,500	L	Qwest Communications International, Inc.		5,990,130
840,700	@	Sprint Nextel Corp.		3,001,299
365,950		Verizon Communications, Inc.		11,051,690
1,891,600	@@	Vodafone Group PLC		3,297,907
				48,075,272
		Toys/Games/Hobbies: 0.6%
441,700		Mattel, Inc.		5,092,801
				5,092,801
		Transportation: 1.1%
193,100		United Parcel Service, Inc. - Class B		9,504,382
				9,504,382
		Total Common Stock
		(Cost $1,254,596,073)		796,450,665

Principal Amount				Value
CONVERTIBLE BONDS: 0.3%
		Auto Manufacturers: 0.3%
$5,354,000	C	Ford Motor Co., 4.250%, due 12/15/36		$1,893,978
		Total Convertible Bonds
		(Cost $2,901,750)		1,893,978
		Total Long-Term Investments
		(Cost $1,257,497,823)		798,344,643

Shares				Value
SHORT-TERM INVESTMENTS: 4.3%
		Affiliated Mutual Fund: 1.7%
14,530,176		T. Rowe Price Reserve Investment Fund		$14,530,176
		Total Mutual Fund
		(Cost $14,530,176)		14,530,176

Principal Amount				Value
		Securities Lending Collateral(cc): 2.6%
$21,885,937		Bank of New York Mellon Corp. Institutional Cash Reserves		$21,454,022
		Total Securities Lending Collateral
		(Cost $21,885,937)		21,454,022
		Total Short-Term Investments
		(Cost $36,416,113)		35,984,198
		Total Investments in Securities
		(Cost $1,293,913,936)*	100.8%	$834,328,841
		Other Assets and Liabilities - Net	(0.8)	(6,610,448)
		Net Assets	100.0%	$827,718,393

	@	Non-income producing security
	@@	Foreign Issuer

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

ADR	American Depositary Receipt
C	Bond may be called prior to maturity date.
cc	Securities purchased with cash collateral for securities loaned.
##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
*	Cost for federal income tax purposes is $1,310,213,618.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$20,583,572
	Gross Unrealized Depreciation	(496,468,349)
	Net Unrealized Depreciation	$(475,884,777)

PORTFOLIO OF INVESTMENTS
ING T. Rowe Price Equity Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$800,517,468	$—
Level 2- Other Significant Observable Inputs	33,811,373	—
Level 3- Significant Unobservable Inputs	—	—
Total	$834,328,841	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 90.1%
		Austria: 0.8%
237,200		Telekom Austria AG	$3,590,946
			3,590,946
		Bermuda: 5.0%
374,440		Accenture Ltd.	10,293,356
153,750		Covidien Ltd.	5,110,650
213,960		Tyco Electronics Ltd.	2,362,118
197,910		Tyco International Ltd.	3,871,120
			21,637,244
		Brazil: 0.3%
90,530	L	Empresa Brasileira de Aeronautica SA ADR	1,201,333
			1,201,333
		China: 0.4%
25,130	L	China Telecom Corp. Ltd. ADR	1,041,136
30,660	@, L	Focus Media Holding Ltd. ADR	208,488
2,152,000		Shanghai Electric Group Co., Ltd.	619,855
			1,869,479
		Finland: 0.4%
155,460		Stora Enso OYJ (Euro Denominated Security)	550,675
207,270	L	UPM-Kymmene OYJ	1,196,249
			1,746,924
		France: 7.6%
62,490	L	Accor SA	2,174,874
55,240		Compagnie Generale des Etablissements Michelin	2,047,442
281,520		France Telecom SA	6,417,870
128,370		Sanofi-Aventis	7,204,289
171,160		Total SA	8,463,781
245,790		Vivendi	6,500,901
			32,809,157
		Germany: 5.2%
133,660		Bayerische Motoren Werke AG	3,839,529
271,650		Deutsche Post AG	2,930,689
37,440	L	Merck KGaA	3,299,625
18,950		Muenchener Rueckversicherungs AG	2,312,499
110,400		SAP AG	3,889,321
106,970		Siemens AG	6,139,547
			22,411,210
		Hong Kong: 0.9%
230,000		Cheung Kong Holdings Ltd.	1,982,333
280,000		Swire Pacific Ltd.	1,867,285
			3,849,618
		India: 0.2%
51,060		ICICI Bank Ltd. ADR	678,587
			678,587
		Ireland: 0.8%
159,860	@	CRH PLC	3,478,485
			3,478,485
		Italy: 2.4%
270,712		ENI S.p.A.	5,241,603
1,243,646		Intesa Sanpaolo S.p.A.	3,420,632
1,140,009		UniCredito Italiano S.p.A.	1,876,305
			10,538,540
		Japan: 4.0%
140,900		Fuji Photo Film Co., Ltd.	3,101,407
414,500		Konica Minolta Holdings, Inc.	3,613,027
353,100		Mitsubishi UFJ Financial Group, Inc.	1,739,626
3,500		Nintendo Co., Ltd.	1,023,861
45,000		Olympus Corp.	734,337
26,400		Sumitomo Mitsui Financial Group, Inc.	929,580
133,600		Toyota Motor Corp.	4,243,652
38,180		USS Co., Ltd.	1,674,294
			17,059,784
		Netherlands: 3.5%
187,220		Koninklijke Philips Electronics NV	2,771,265
107,180		Randstad Holdings NV	1,818,244
295,432		Reed Elsevier NV	3,161,376
286,189		Royal Dutch Shell PLC - Class B	6,225,978
73,076		SBM Offshore NV	971,882
			14,948,745
		Norway: 0.2%
138,490		Aker Kvaerner ASA	894,301
			894,301
		Russia: 0.4%
114,200		OAO Gazprom ADR	1,692,201
			1,692,201

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Singapore: 1.8%
606,450	@	Flextronics International Ltd.	$1,752,641
3,626,000		Singapore Telecommunications Ltd.	6,044,064
			7,796,705
		South Korea: 3.0%
67,364		Hyundai Motor Co.	2,725,880
80,000	@	KB Financial Group, Inc.	1,935,177
20,167		Samsung Electronics Co., Ltd.	8,332,145
			12,993,202
		Spain: 1.5%
48,495	L	Inditex SA	1,889,804
234,605		Telefonica SA	4,678,344
			6,568,148
		Sweden: 0.6%
155,450	L	Svenska Cellulosa AB - B Shares	1,179,817
180,908		Telefonaktiebolaget LM Ericsson	1,462,675
			2,642,492
		Switzerland: 5.5%
37,780		ACE Ltd.	1,526,312
75,680		Adecco SA	2,365,020
17,770	L	Lonza Group AG	1,755,708
160,430		Nestle SA	5,420,026
165,820		Novartis AG	6,273,562
36,660		Roche Holding AG	5,031,591
130,000	@	UBS AG - Reg	1,218,782
			23,591,001
		Taiwan: 1.6%
768,894		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,881,601
			6,881,601
		Turkey: 0.6%
193,420	L	Turkcell Iletisim Hizmet AS ADR	2,377,132
			2,377,132
		United Kingdom: 11.6%
928,690		Aviva PLC	2,879,860
200,020		BAE Systems PLC	959,316
93,870		BG Group PLC	1,415,972
1,018,510		BP PLC	6,829,472
1,089,000		Compass Group PLC	4,980,213
481,420		GlaxoSmithKline PLC	7,497,943
571,919	L	HSBC Holdings PLC	3,156,190
1,604,750		Kingfisher PLC	3,439,798
518,710		Pearson PLC	5,216,289
3,083,670		Premier Foods PLC	1,516,363
845	@	Rolls-Royce Group PLC	3,559
311,320		Standard Life PLC	741,421
483,510		Tesco PLC	2,310,083
3,366,947		Vodafone Group PLC	5,870,099
910,589		Wolseley PLC	3,006,127
			49,822,705
		United States: 31.8%
33,160		Abbott Laboratories	1,581,732
293,000		Alcoa, Inc.	2,150,620
127,780		American Express Co.	1,741,641
268,390	@	Amgen, Inc.	13,290,673
52,960		AT&T, Inc.	1,334,592
32,680		Bank of New York Mellon Corp.	923,210
641,890	@	Boston Scientific Corp.	5,103,026
60,860		Bristol-Myers Squibb Co.	1,334,051
12,640		Chevron Corp.	849,914
500,000	@	Chico’s FAS, Inc.	2,685,000
249,510	@	Cisco Systems, Inc.	4,184,283
485,390		Comcast Corp. – Class A	6,620,720
35,450		Comcast Corp. – Special Class A	456,242
414,540		El Paso Corp.	2,590,875
181,850	@	Expedia, Inc.	1,651,198
60,790		FedEx Corp.	2,704,547
293,940		General Electric Co.	2,971,733
96,040	L	Harley-Davidson, Inc.	1,285,976
78,250		Home Depot, Inc.	1,843,570
32,000		JPMorgan Chase & Co.	850,560
148,230		Merck & Co., Inc.	3,965,153
518,180		Microsoft Corp.	9,518,967
816,570		News Corp. - Class A	5,405,693
720,160	@	Oracle Corp.	13,013,290
16,689		Pentair, Inc.	361,651
588,410		Pfizer, Inc.	8,014,144
70,000		Pitney Bowes, Inc.	1,634,500
309,980	@	Progressive Corp.	4,166,131
123,030		Quest Diagnostics	5,841,464
40,000		Raytheon Co.	1,557,600
411,640		Seagate Technology, Inc.	2,473,956
962,850	@	Sprint Nextel Corp.	3,437,375

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		United States (continued)
65,770		Target Corp.		$2,261,830
67,233	@, L	Time Warner Cable		1,667,370
171,613		Time Warner, Inc.		3,312,131
53,490		Torchmark Corp.		1,403,043
133,280		United Parcel Service, Inc. - Class B		6,560,042
234,320	@	Viacom - Class B		4,072,482
98,950		Walt Disney Co.		1,796,932
				136,617,917
		Total Common Stock
		(Cost $629,401,101)		387,697,457

Principal Amount				Value
SHORT-TERM INVESTMENTS: 13.8%
		U.S. Government Agency Obligations: 9.8%
$42,255,000	Z	Federal Home Loan Bank, 0.010%, due 04/01/09		$42,254,988
		Total U.S. Government Agency Obligations
		(Cost $42,254,988)		42,254,988
		Securities Lending Collateral(cc): 4.0%
17,193,075		Bank of New York Mellon Corp. Institutional Cash Reserves		17,048,833
		Total Securities Lending Collateral
		(Cost $17,193,075)		17,048,833
		Total Short-Term Investments
		(Cost $59,448,063)		59,303,821
		Total Investments in Securities
		(Cost $688,849,164)*	103.9%	$447,001,278
		Other Assets and Liabilities - Net	(3.9)	(16,829,825)
		Net Assets	100.0%	$430,171,453

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.
	*	Cost for federal income tax purposes is $689,987,816.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,414,866
		Gross Unrealized Depreciation		(246,401,404)
		Net Unrealized Depreciation		$(242,986,538)

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.0%
Aerospace/Defense	0.9
Auto Manufacturers	2.5
Auto Parts & Equipment	0.5
Banks	3.4
Biotechnology	3.1
Building Materials	0.8
Chemicals	0.4
Commercial Services	1.0
Computers	3.0
Distribution/Wholesale	0.7
Diversified Financial Services	0.9
Electronics	1.6
Engineering & Construction	0.2
Food	2.2
Food Service	1.2
Forest Products & Paper	0.7
Healthcare - Products	2.4
Healthcare - Services	1.4
Holding Companies - Diversified	0.4
Insurance	3.0
Internet	0.4
Leisure Time	0.3
Lodging	0.5
Machinery - Diversified	0.1
Media	8.9
Mining	0.5
Miscellaneous Manufacturing	4.8
Office/Business Equipment	0.4
Oil & Gas	7.1
Oil & Gas Services	0.2
Pharmaceuticals	10.3
Pipelines	0.6
Real Estate	0.5
Retail	3.2
Semiconductors	3.5
Software	6.1
Telecommunications	9.4
Toys/Games/Hobbies	0.2
Transportation	2.8
Short-Term Investments	9.8
Other Assets and Liabilities - Net	0.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Templeton Global Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$177,400,876	$—
Level 2- Other Significant Observable Inputs	269,600,402	—
Level 3- Significant Unobservable Inputs	—	—
Total	$447,001,278	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.9%
		Biotechnology: 2.7%
218,264	@	Illumina, Inc.	$8,128,151
			8,128,151
		Building Materials: 2.6%
392,814	@, @@, L	Cemex SA de CV ADR	2,455,088
68,924		Martin Marietta Materials, Inc.	5,465,673
			7,920,761
		Chemicals: 8.0%
288,217		Monsanto Co.	23,950,833
			23,950,833
		Commercial Services: 5.5%
121,970		Corporate Executive Board Co.	1,768,565
59,785		Mastercard, Inc.	10,012,792
155,304	@	Monster Worldwide, Inc.	1,265,728
64,525		Visa, Inc.	3,587,590
			16,634,675
		Computers: 7.7%
160,023	@	Apple, Inc.	16,821,618
143,440	@, @@	Research In Motion Ltd.	6,177,961
			22,999,579
		Distribution/Wholesale: 2.6%
3,372,000	@@	Li & Fung Ltd.	7,905,008
			7,905,008
		Diversified Financial Services: 7.3%
224,631		American Express Co.	3,061,721
1,474,033	@@	BM&F BOVESPA SA	4,479,764
26,667		CME Group, Inc.	6,570,482
635,452	@@	Redecard SA	7,700,207
			21,812,174
		Energy - Alternate Sources: 0.9%
19,962	@, L	First Solar, Inc.	2,648,957
			2,648,957
		Healthcare - Products: 1.6%
57,388	@	Gen-Probe, Inc.	2,615,745
23,281	@, L	Intuitive Surgical, Inc.	2,220,076
			4,835,821
		Holding Companies - Diversified: 2.3%
457,985	@, L	Leucadia National Corp.	6,819,397
			6,819,397
		Insurance: 4.0%
2,916	@	Berkshire Hathaway, Inc. - Class B	8,223,120
165,815		Loews Corp.	3,664,512
			11,887,632
		Internet: 20.6%
326,910	@	Amazon.com, Inc.	24,008,268
27,284	@, @@, L	Baidu.com ADR	4,818,354
342,298	@	eBay, Inc.	4,299,263
58,407	@	Google, Inc. - Class A	20,329,140
932,400	@@	Tencent Holdings Ltd.	6,899,388
113,085	@	Yahoo!, Inc.	1,448,619
			61,803,032
		Lodging: 1.4%
208,081	@, L	Wynn Resorts Ltd.	4,155,378
			4,155,378
		Media: 0.4%
60,243		McGraw-Hill Cos., Inc.	1,377,757
			1,377,757
		Oil & Gas: 7.5%
304,037	@	Southwestern Energy Co.	9,026,859
377,919	@	Ultra Petroleum Corp.	13,563,513
			22,590,372
		Pharmaceuticals: 1.6%
101,331		Allergan, Inc.	4,839,569
			4,839,569
		Real Estate: 3.5%
759,579	@@	Brookfield Asset Management, Inc. - Class A	10,466,999
			10,466,999
		Retail: 2.3%
615,244	@	Starbucks Corp.	6,835,361
			6,835,361
		Software: 0.7%
90,131	@	VMware, Inc.	2,128,894
			2,128,894
		Telecommunications: 8.3%
205,075	@@	America Movil SA de CV - Series L ADR	5,553,431
95,905	@@	China Mobile Ltd. ADR	4,173,786
454,723	@	Cisco Systems, Inc.	7,625,705
191,551		Qualcomm, Inc.	7,453,249
			24,806,171

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Transportation: 4.4%
122,447		CH Robinson Worldwide, Inc.		$5,584,808
275,636		Expeditors International Washington, Inc.		7,797,742
				13,382,550
		Total Common Stock
		(Cost $475,472,574)		287,929,071
SHORT-TERM INVESTMENTS: 9.9%
		Affiliated Mutual Fund: 4.2%
12,424,448		ING Institutional Prime Money Market Fund - Class I		12,424,448
		Total Mutual Fund
		(Cost $12,424,448)		12,424,448

Principal Amount				Value
		Securities Lending Collateral(cc): 5.7%
$17,449,768		Bank of New York Mellon Corp. Institutional Cash Reserves		$17,203,641
		Total Securities Lending Collateral
		(Cost $17,449,768)		17,203,641
		Total Short-Term Investments
		(Cost $29,874,216)		29,628,089
		Total Investments in Securities
		(Cost $505,346,790)*	105.8%	$317,557,160
		Other Assets and Liabilities - Net	(5.8)	(17,350,838)
		Net Assets	100.0%	$300,206,322

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $507,922,593.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,825,745
		Gross Unrealized Depreciation		(193,191,178)
		Net Unrealized Depreciation		$(190,365,433)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Capital Growth Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$285,549,123	$—
Level 2- Other Significant Observable Inputs	32,008,037	—
Level 3- Significant Unobservable Inputs	—	—
Total	$317,557,160	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2009 (Unaudited)

Shares				Value
COMMON STOCK: 94.1%
		Finland: 2.3%
263,827		Kone OYJ		$5,465,418
				5,465,418
		France: 2.9%
133,713	L	Groupe Danone		6,506,959
7,358		Pernod-Ricard SA		410,059
				6,917,018
		Ireland: 0.8%
1,135,425		C&C Group PLC		1,954,112
				1,954,112
		Japan: 2.3%
277,000		Kao Corp.		5,404,935
				5,404,935
		Netherlands: 7.5%
776,789		Reed Elsevier NV		8,312,310
573,411		Wolters Kluwer NV		9,294,836
				17,607,146
		Sweden: 4.7%
763,426		Swedish Match AB		11,041,470
				11,041,470
		Switzerland: 6.0%
248,762		Nestle SA		8,404,266
153,752		Novartis AG		5,816,986
				14,221,252
		United Kingdom: 31.3%
812,794		British American Tobacco PLC		18,776,172
1,111,107		Cadbury PLC		8,381,049
487,465		Diageo PLC		5,443,424
1,563,279		Experian Group Ltd.		9,775,114
618,877		Imperial Tobacco Group PLC		13,898,934
226,883		Reckitt Benckiser PLC		8,512,543
490,793		Unilever PLC		9,280,733
				74,067,969
		United States: 36.3%
128,810		Brown-Forman Corp.		5,001,692
207,223	@	Career Education Corp.		4,965,063
466,544	@	eBay, Inc.		5,859,793
211,825		Estee Lauder Cos., Inc.		5,221,486
155,397		Fortune Brands, Inc.		3,814,996
602,709	L	Harley-Davidson, Inc.		8,070,274
142,009		Kellogg Co.		5,201,790
297,443		McGraw-Hill Cos., Inc.		6,802,521
321,317		Moody’s Corp.		7,364,586
299,694		Philip Morris International, Inc.		10,663,113
135,535		Procter & Gamble Co.		6,382,343
198,632		Scotts Miracle-Gro Co.		6,892,530
499,983	@	Starbucks Corp.		5,554,811
209,820		Weight Watchers International, Inc.		3,892,161
				85,687,159
		Total Common Stock
		(Cost $310,786,817)		222,366,479

Principal Amount				Value
SHORT-TERM INVESTMENTS: 2.5%
		Securities Lending Collateral(cc): 2.5%
$6,095,926		Bank of New York Mellon Corp. Institutional Cash Reserves		$5,950,409
		Total Short-Term Investments
		(Cost $6,095,926)		5,950,409
		Total Investments in Securities
		(Cost $316,882,743)*	96.6%	$228,316,888
		Other Assets and Liabilities - Net	3.4	8,047,357
		Net Assets	100.0%	$236,364,245

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $318,327,846.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,050,360
		Gross Unrealized Depreciation		(93,061,318)
		Net Unrealized Depreciation		$(90,010,958)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Agriculture	23.0%
Beverages	5.4
Commercial Services	11.0
Cosmetics/Personal Care	7.2
Food	16.0
Household Products/Wares	8.1
Internet	2.5
Leisure Time	3.4
Machinery - Diversified	2.3
Media	10.3
Pharmaceuticals	2.5
Retail	2.4
Short-Term Investments	2.5
Other Assets and Liabilities - Net	3.4
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$85,687,159	$—
Level 2- Other Significant Observable Inputs	142,629,729	381,725
Level 3- Significant Unobservable Inputs	—	—
Total	$228,316,888	$381,725

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Foreign Exchange Contracts	$381,725	Foreign Exchange Contracts	$—

Total	$381,725		$—

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Franchise Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Franchise Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
British Pound
GBP 4,617,500	SELL	4/28/09	6,723,449	6,625,923	$97,526
British Pound
GBP 4,617,500	SELL	4/28/09	6,722,337	6,625,923	96,414
British Pound
GBP 4,617,500	SELL	4/28/09	6,718,121	6,625,923	92,198
British Pound
GBP 4,617,500	SELL	4/28/09	6,721,510	6,625,923	95,587
					$381,725

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 39.9%
		Belgium: 0.1%
92		Anheuser-Busch InBev NV	$2,533
215		Groupe Bruxelles Lambert SA	14,598
			17,131
		Bermuda: 0.1%
800		Accenture Ltd.	21,992
300		Covidien Ltd.	9,972
400		Tyco International Ltd.	7,824
			39,788
		Denmark: 0.2%
3		AP Moller - Maersk A/S - Class B	13,183
714		Danske Bank A/S	6,014
873		Novo-Nordisk A/S	41,857
309	@	Vestas Wind Systems A/S	13,574
			74,628
		Finland: 0.2%
617		Fortum OYJ	11,752
4,255		Nokia OYJ	49,764
813		Sampo OYJ	11,988
			73,504
		France: 2.3%
429		Accor SA	14,931
233		Air Liquide	18,947
2,915	@	Alcatel SA	5,450
400		Alstom	20,743
2,226		AXA SA	26,718
845		BNP Paribas	34,862
400		Bouygues SA	14,294
794		Carrefour SA	30,974
448		Cie de Saint-Gobain	12,553
450		Cie Generale D’Optique Essilor International SA	17,387
934		Credit Agricole SA	10,305
203		Electricite de France	7,961
1,745		France Telecom SA	39,781
1,282		Gaz de France	43,966
354		Groupe Danone	17,227
394		Lafarge SA	17,788
229		L’Oreal SA	15,743
382		LVMH Moet Hennessy Louis Vuitton SA	23,971
269		Pernod-Ricard SA	14,991
126		PPR	8,078
166		Renault SA	3,413
1,007		Sanofi-Aventis	56,514
363		Schneider Electric SA	24,142
476		Societe Generale	18,620
2,167		Total SA	107,157
616		Veolia Environnement	12,863
612		Vinci SA	22,720
2,368		Vivendi	62,631
			704,730
		Germany: 1.8%
302		Adidas AG	10,023
506		Allianz AG	42,575
1,212		BASF AG	36,918
921		Bayer AG	44,736
462		Bayerische Motoren Werke AG	13,271
686		DaimlerChrysler AG	17,583
1,063		Deutsche Bank AG	43,451
247		Deutsche Boerse AG	14,858
864		Deutsche Post AG	9,321
3,634		Deutsche Telekom AG	45,107
2,098		E.ON AG	58,576
238		Fresenius Medical Care AG & Co. KGaA	9,226

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Germany (continued)
204		K+S AG	$9,490
179		Linde AG	12,159
239		Muenchener Rueckversicherungs AG	29,166
497		RWE AG	35,003
1,119		SAP AG	39,422
972		Siemens AG	55,788
643		ThyssenKrupp AG	11,329
79		Volkswagen AG	24,124
			562,126
		Greece: 0.0%
749		National Bank of Greece SA	11,377
			11,377
		Ireland: 0.1%
581		CRH PLC	12,644
721		CRH PLC	15,536
			28,180
		Italy: 0.7%
1,281		Assicurazioni Generali S.p.A.	21,952
832		Banche Popolari Unite Scpa	9,161
5,368		Enel S.p.A.	25,741
3,115		ENI S.p.A.	60,314
917		Fiat S.p.A	6,421
700		Finmeccanica S.p.A.	8,713
9,330		Intesa Sanpaolo S.p.A.	25,662
12,717	S	Telecom Italia S.p.A.	16,395
14,537		UniCredito Italiano S.p.A.	23,926
			198,285
		Japan: 3.8%
1,200		Aeon Co., Ltd.	7,932
1,000		Ajinomoto Co., Inc.	7,089
2,000		Asahi Glass Co., Ltd.	10,618
500		Astellas Pharma, Inc.	15,473
3,000		Bank of Yokohama Ltd.	12,863
600		Bridgestone Corp.	8,701
1,000		Canon, Inc.	29,152
1		Central Japan Railway Co.	5,639
700		Chubu Electric Power Co., Inc.	15,428
2,000		Dai Nippon Printing Co., Ltd.	18,433
700		Daiichi Sankyo Co., Ltd.	11,769
300		Daikin Industries Ltd.	8,260
1,000		Daiwa Securities Group, Inc.	4,432
700		Denso Corp.	14,151
400		East Japan Railway Co.	20,854
200		Fanuc Ltd.	13,679
600		Fuji Photo Film Co., Ltd.	13,207
2,000		Fujitsu Ltd.	7,504
3,000		Hitachi Ltd.	8,208
1,600		Honda Motor Co., Ltd.	38,089
500		Hoya Corp.	9,951
1		Inpex Holdings, Inc.	7,082
2,000		Itochu Corp.	9,868
8		Japan Tobacco, Inc.	21,385
600		JFE Holdings, Inc.	13,244
700		Kansai Electric Power Co., Inc.	15,213
3		KDDI Corp.	14,127
110		Keyence Corp.	20,811
7,000		Kintetsu Corp.	29,100
1,000		Kirin Brewery Co., Ltd.	10,683
4,000		Kobe Steel Ltd.	5,173
1,000		Komatsu Ltd.	11,067
2,000		Kubota Corp.	11,084
100		Kyocera Corp.	6,675
400		Kyushu Electric Power Co., Inc.	8,981
2,000		Marubeni Corp.	6,299
2,000		Matsushita Electric Industrial Co., Ltd.	22,078
2,500		Mitsubishi Chemical Holdings Corp.	8,628
1,600		Mitsubishi Corp.	21,211
2,000		Mitsubishi Electric Corp.	9,089
1,000		Mitsubishi Estate Co., Ltd.	11,344

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
3,000		Mitsubishi Heavy Industries Ltd.	$9,183
8,000	@	Mitsubishi Motors Corp.	10,248
2,000		Mitsui & Co., Ltd.	20,375
1,000		Mitsui Fudosan Co., Ltd.	10,970
1,000		Mitsui OSK Lines Ltd.	4,949
8,000		Mizuho Financial Group, Inc.	15,622
200		Murata Manufacturing Co., Ltd.	7,759
3,000		NEC Corp.	8,159
200		Nidec Corp.	9,003
100		Nintendo Co., Ltd.	29,253
5,000		Nippon Steel Corp.	13,504
400		Nippon Telegraph & Telephone Corp.	15,266
2,500		Nissan Motor Co., Ltd.	9,036
1,600		Nomura Holdings, Inc.	8,117
13		NTT DoCoMo, Inc.	17,712
70		ORIX Corp.	2,304
3,000		Osaka Gas Co., Ltd.	9,391
700		Resona Holdings, Inc.	9,437
1,000		Ricoh Co., Ltd.	12,092
200		Secom Co., Ltd.	7,405
800		Seven & I Holdings Co., Ltd.	17,662
1,000		Sharp Corp.	8,002
400		Shin-Etsu Chemical Co., Ltd.	19,652
2,000		Shizuoka Bank Ltd.	18,137
100		SMC Corp.	9,746
800		Softbank Corp.	10,303
2,000		Sompo Japan Insurance, Inc.	10,483
1,000		Sony Corp.	20,684
3,000		Sumitomo Chemical Co., Ltd.	10,314
1,000		Sumitomo Corp.	8,689
800		Sumitomo Electric Industries Ltd.	6,741
4,000		Sumitomo Metal Industries Ltd.	8,118
500		Sumitomo Mitsui Financial Group, Inc.	17,606
1,000		Sumitomo Trust & Banking Co., Ltd.	3,872
500		Suzuki Motor Corp.	8,410
250		T&D Holdings, Inc.	6,089
700		Takeda Pharmaceutical Co., Ltd.	24,286
200		Terumo Corp.	7,429
600		Tohoku Electric Power Co., Inc.	13,206
600		Tokio Marine Holdings, Inc.	14,777
700		Tokyo Electric Power Co., Inc.	17,496
300		Tokyo Electron Ltd.	11,236
2,000		Tokyo Gas Co., Ltd.	7,016
3,000		Tokyu Corp.	12,605
2,000		Toray Industries, Inc.	8,063
4,000		Toshiba Corp.	10,420
2,500		Toyota Motor Corp.	79,410
			1,164,811
		Luxembourg: 0.1%
1,100		ArcelorMittal	22,444
			22,444
		Netherlands: 1.0%
1,669		Aegon NV	6,470
368		Akzo Nobel NV	13,937
248		Heineken NV	7,045
2,154		Koninklijke Ahold NV	23,592
1,375		Koninklijke Philips Electronics NV	20,353
4,031		Royal Dutch Shell PLC - Class A	90,620
3,123		Royal Dutch Shell PLC - Class B	67,940
1,717		Royal KPN NV	22,924
720		TNT NV	12,341
2,337		Unilever NV	46,042
			311,264
		Norway: 0.2%
2,017		DnB NOR ASA	9,049
1,800		Orkla ASA	12,348
1,826		Statoil ASA	31,956
2,271		Telenor ASA	12,982
			66,335

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Portugal: 0.0%
3,709		Energias de Portugal SA	$12,858
			12,858
		Spain: 0.9%
376		ACS Actividades de Construccion y Servicios SA	15,596
3,790		Banco Bilbao Vizcaya Argentaria SA	30,763
1,148		Banco De Sabadell SA	5,762
886		Banco Popular Espanol SA	5,609
8,710		Banco Santander Central Hispano SA	60,054
3,718		Iberdrola SA	26,086
270		Inditex SA	10,522
1,135		Repsol YPF SA	19,584
4,863		Telefonica SA	96,975
497		Union Fenosa SA	11,876
			282,827
		Sweden: 0.6%
1,700		Atlas Copco AB - Class A	12,765
649		Hennes & Mauritz AB	24,331
1,441		Investor AB	18,222
4,338		Nordea Bank AB	21,585
2,400		Sandvik AB	13,748
2,776		Skandinaviska Enskilda Banken AB	8,717
671		Svenska Handelsbanken AB	9,482
3,532		Telefonaktiebolaget LM Ericsson	28,557
3,406		TeliaSonera AB	16,382
2,604		Volvo AB	13,818
			167,607
		Switzerland: 1.9%
2,707	@	ABB Ltd.	37,754
400		ACE Ltd.	16,160
644		Compagnie Financiere Richemont SA	10,055
1,001		Credit Suisse Group	30,478
679		Holcim Ltd.	24,185
426		Julius Baer Holding AG - Reg	10,467
3,978		Nestle SA	134,394
2,623		Novartis AG	99,237
809		Roche Holding AG	111,035
7		SGS SA	7,346
94		Syngenta AG	18,895
3,088	@	UBS AG - Reg	28,951
1,044		Xstrata PLC	7,003
208		Zurich Financial Services AG	32,873
			568,833
		United Kingdom: 4.3%
1,845		Anglo American PLC	31,418
1,603		AstraZeneca PLC	56,770
3,236		Aviva PLC	10,035
5,008		BAE Systems PLC	24,019
8,867		Barclays PLC	18,826
4,096		BG Group PLC	61,786
2,452		BHP Billiton PLC	48,367
21,590		BP PLC	144,769
2,009		British American Tobacco PLC	46,409
12,154		BT Group PLC	13,560
1,937		Cadbury PLC	14,611
778		Capita Group PLC	7,567
6,976		Centrica PLC	22,772
3,591		Compass Group PLC	16,422
3,852		Diageo PLC	43,015
1,400		Experian Group Ltd.	8,754
5,417		GlaxoSmithKline PLC	84,368
18,781		HSBC Holdings PLC	104,564
1,423		Imperial Tobacco Group PLC	31,958
2,199		International Power PLC	6,641
3,712		Kingfisher PLC	7,957
8,666		Lloyds TSB Group PLC	8,774
946		Man Group PLC	2,965
2,162		Marks & Spencer Group PLC	9,166
2,888		National Grid PLC	22,181

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
3,009		Prudential PLC	$14,587
918		Reckitt Benckiser PLC	34,443
4,114		Reed Elsevier PLC	29,497
1,304		Rio Tinto PLC	43,786
3,179	@	Rolls-Royce Group PLC	13,391
7,711		Royal & Sun Alliance Insurance Group	14,379
15,523		Royal Bank of Scotland Group PLC	5,471
748		SABMiller PLC	11,122
1,274		Scottish & Southern Energy PLC	20,244
749		Smith & Nephew PLC	4,662
2,121		Standard Chartered PLC	26,337
2,641		Standard Life PLC	6,290
9,996		Tesco PLC	47,758
2,083		Unilever PLC	39,389
1,326		United Utilities Group PLC	9,191
66,563		Vodafone Group PLC	116,049
4,010		WM Morrison Supermarkets PLC	14,681
			1,298,951
		United States: 21.6%
500		3M Co.	24,860
2,200		Abbott Laboratories	104,940
1,800	@	Adobe Systems, Inc.	38,502
600		Aetna, Inc.	14,598
100		Aflac, Inc.	1,936
200		Air Products & Chemicals, Inc.	11,250
1,600		Alcoa, Inc.	11,744
1,300		Allergan, Inc.	62,088
400		Allstate Corp.	7,660
3,200		Altria Group, Inc.	51,264
400	@	Amazon.com, Inc.	29,376
2,400		American Express Co.	32,712
1,300	@	Amgen, Inc.	64,376
200		Anadarko Petroleum Corp.	7,778
200		Apache Corp.	12,818
900	@	Apple, Inc.	94,608
800		Applied Materials, Inc.	8,600
500		Archer-Daniels-Midland Co.	13,890
6,900		AT&T, Inc.	173,880
700		Automatic Data Processing, Inc.	24,612
400		Avon Products, Inc.	7,692
100		Baker Hughes, Inc.	2,855
6,961		Bank of America Corp.	47,474
1,200		Bank of New York Mellon Corp.	33,900
1,000		Baxter International, Inc.	51,220
900		BB&T Corp.	15,228
300		Becton Dickinson & Co.	20,172
10	@	Berkshire Hathaway, Inc. - Class B	28,200
1,100		Boeing Co.	39,138
1,000	@	Boston Scientific Corp.	7,950
3,300		Bristol-Myers Squibb Co.	72,336
300		Burlington Northern Santa Fe Corp.	18,045
300		Cardinal Health, Inc.	9,444
900		Carnival Corp.	19,440
400		Caterpillar, Inc.	11,184
600	@	Celgene Corp.	26,640
1,500		Charles Schwab Corp.	23,250
2,600		Chevron Corp.	174,813
1,100		Chubb Corp.	46,552
6,700	@	Cisco Systems, Inc.	112,359
8,100		Citigroup, Inc.	20,493
100		CME Group, Inc.	24,639
2,800		Coca-Cola Co.	123,060
800		Colgate-Palmolive Co.	47,184
2,200		Comcast Corp. — Class A	30,008
1,100		Comcast Corp. — Special Class A	14,157
2,000		ConocoPhillips	78,320
1,900		Corning, Inc.	25,213
200		Costco Wholesale Corp.	9,264
500		CSX Corp.	12,925

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,000		CVS Caremark Corp.	$27,490
200		Danaher Corp.	10,844
300		Deere & Co.	9,861
1,700	@	Dell, Inc.	16,116
700		Devon Energy Corp.	31,283
800	@	DIRECTV Group, Inc.	18,232
1,100		Dominion Resources, Inc.	34,089
1,300		Dow Chemical Co.	10,959
2,800		Duke Energy Corp.	40,096
1,900	@	eBay, Inc.	23,864
400		Ecolab, Inc.	13,892
1,200		EI Du Pont de Nemours & Co.	26,796
700		Eli Lilly & Co.	23,387
2,700	@	EMC Corp.	30,780
2,000		Emerson Electric Co.	57,160
300		Entergy Corp.	20,427
200		EOG Resources, Inc.	10,952
900		Exelon Corp.	40,851
300	@	Express Scripts, Inc.	13,851
5,000		ExxonMobil Corp.	340,500
200		FedEx Corp.	8,898
700		FPL Group, Inc.	35,511
400		Freeport-McMoRan Copper & Gold, Inc.	15,244
200		General Dynamics Corp.	8,318
9,600		General Electric Co.	97,056
100	@	Genzyme Corp.	5,939
1,000	@	Gilead Sciences, Inc.	46,320
500		Goldman Sachs Group, Inc.	53,010
100	@	Google, Inc. - Class A	34,806
5,500		Halliburton Co.	85,085
400		Hartford Financial Services Group, Inc.	3,140
200		Hess Corp.	10,840
2,700		Hewlett-Packard Co.	86,562
2,300		Home Depot, Inc.	54,188
500		Honeywell International, Inc.	13,930
600		Hudson City Bancorp., Inc.	7,014
900		Illinois Tool Works, Inc.	27,765
6,600		Intel Corp.	99,330
1,300		International Business Machines Corp.	125,957
2,200		Johnson & Johnson	115,720
800		Johnson Controls, Inc.	9,600
3,400		JPMorgan Chase & Co.	90,372
600		Kimberly-Clark Corp.	27,666
2,500		Kraft Foods, Inc.	55,725
600		Kroger Co.	12,732
600	@	Liberty Media Corp. - Entertainment	11,970
700		Lockheed Martin Corp.	48,321
2,100		Lowe’s Cos., Inc.	38,325
800		Marathon Oil Corp.	21,032
200		Marsh & McLennan Cos., Inc.	4,050
1,200		McDonald’s Corp.	65,484
200	@	Medco Health Solutions, Inc.	8,268
1,600		Medtronic, Inc.	47,152
1,500		Merck & Co., Inc.	40,125
700		Metlife, Inc.	15,939
9,500		Microsoft Corp.	174,515
600		Monsanto Co.	49,860
200		Mosaic Co.	8,396
700	@	National Oilwell Varco, Inc.	20,097
500		Newmont Mining Corp.	22,380
2,600		News Corp. - Class A	17,212
1,000		Nike, Inc.	46,890
200		Norfolk Southern Corp.	6,750
500		Northern Trust Corp.	29,910
100		Northrop Grumman Corp.	4,364
300		Nucor Corp.	11,451
1,300		Occidental Petroleum Corp.	72,345
5,800	@	Oracle Corp.	104,806
700		Pacific Gas & Electric Co.	26,754

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,700		PepsiCo, Inc.	$87,516
9,900		Pfizer, Inc.	134,838
2,200		Philip Morris International, Inc.	78,276
600		PNC Financial Services Group, Inc.	17,574
300		Praxair, Inc.	20,187
2,800		Procter & Gamble Co.	131,852
300		Prudential Financial, Inc.	5,706
800		Public Service Enterprise Group, Inc.	23,576
2,500		Qualcomm, Inc.	97,275
300		Raytheon Co.	11,682
100		Rohm & Haas Co.	7,884
1,500		Schering-Plough Corp.	35,325
1,500		Schlumberger Ltd.	60,930
900		Southern Co.	27,558
3,900	@	Sprint Nextel Corp.	13,923
1,800		Staples, Inc.	32,598
600		State Street Corp.	18,468
1,000		Stryker Corp.	34,040
900	@	Symantec Corp.	13,446
1,000		Sysco Corp.	22,800
800		Target Corp.	27,512
1,900		Texas Instruments, Inc.	31,369
600	@	Thermo Electron Corp.	21,402
368	@	Time Warner Cable	9,130
1,467		Time Warner, Inc.	28,307
200	@	Transocean, Ltd.	11,768
700		Travelers Cos., Inc.	28,448
500		Union Pacific Corp.	20,555
1,000		United Parcel Service, Inc. - Class B	49,220
1,900		United Technologies Corp.	81,662
1,900		UnitedHealth Group, Inc.	39,767
2,100		US Bancorp.	30,681
400		Valero Energy Corp.	7,160
3,000		Verizon Communications, Inc.	90,600
800	@	Viacom - Class B	13,904
700		Visa, Inc.	38,920
700		Walgreen Co.	18,172
3,200		Wal-Mart Stores, Inc.	166,720
2,200		Walt Disney Co.	39,952
1,000		Waste Management, Inc.	25,600
500	@	Weatherford International, Ltd.	5,535
700	@	WellPoint, Inc.	26,579
4,300		Wells Fargo & Co.	61,232
700		Western Union Co.	8,799
700		Wyeth	30,128
200		XTO Energy, Inc.	6,124
2,000	@	Yahoo!, Inc.	25,620
500		Yum! Brands, Inc.	13,740
			6,607,261
		Total Common Stock
		(Cost $15,758,142)	12,212,940
REAL ESTATE INVESTMENT TRUSTS: 0.3%
		France: 0.1%
82		Unibail	11,604
			11,604
		Japan: 0.0%
1		Nippon Building Fund, Inc.	8,643
			8,643
		United Kingdom: 0.0%
1,190		Land Securities Group PLC	7,457
			7,457
		United States: 0.2%
1,433		Simon Property Group, Inc.	49,639
			49,639
		Total Real Estate Investment Trusts
		(Cost $152,359)	77,343

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
MUTUAL FUNDS: 1.7%
		Emerging Markets: 0.5%
5,847		iShares MSCI Emerging Markets Index Fund		$145,064
				145,064
		United States: 1.2%
3,928		iShares iBoxx Investment Grade Corporate Bond Fund		369,703
				369,703
		Total Mutual Funds
		(Cost $512,388)		514,767
PREFERRED STOCK: 0.0%
		Germany: 0.0%
140		Porsche AG		6,687
94		Volkswagen AG		5,398
		Total Preferred Stock
		(Cost $30,103)		12,085

Principal Amount				Value
U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.6%
		Federal Home Loan Mortgage Corporation##: 4.5%
$1,240,000	S	5.500%, due 08/20/12		$1,383,216
				1,383,216
		Federal National Mortgage Association##: 5.1%
1,415,000	S	4.875%, due 05/18/12		1,542,967
				1,542,967
		Total U.S. Government Agency Obligations
		(Cost $2,836,040)		2,926,183
U.S. TREASURY OBLIGATIONS: 7.7%
		U.S. Treasury Bonds: 7.7%
2,125,000	S	4.000%, due 08/15/18		2,362,071
		Total U.S. Treasury Obligations
		(Cost $2,155,068)		2,362,071
		Total Investments in Securities
		(Cost $21,444,100)*	59.2%	$18,105,389
		Other Assets and Liabilities - Net	40.8	12,496,201
		Net Assets	100.0%	$30,601,590

	@	Non-income producing security
	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issued by those organizations.

	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	*	Cost for federal income tax purposes is $21,493,514.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$351,792
		Gross Unrealized Depreciation		(3,739,917)
		Net Unrealized Depreciation		$(3,388,125)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	0.8%
Agriculture	0.8
Apparel	0.2
Auto Manufacturers	0.7
Auto Parts & Equipment	0.1
Banks	3.5
Beverages	1.0
Biotechnology	0.5
Building Materials	0.3
Chemicals	1.1
Commercial Services	0.4
Computers	1.2
Cosmetics/Personal Care	0.7
Distribution/Wholesale	0.2
Diversified	0.1
Diversified Financial Services	0.3
Electric	2.0
Electrical Components & Equipment	0.4
Electronics	0.4
Engineering & Construction	0.3
Environmental Control	0.1
Federal Home Loan Mortgage Corporation##	4.5
Federal National Mortgage Association##	5.1
Food	1.6
Food Service	0.0
Gas	0.1
Hand/Machine Tools	0.1
Healthcare - Products	1.0
Healthcare - Services	0.3
Holding Companies - Diversified	0.1
Home Furnishings	0.2
Household Products/Wares	0.2
Insurance	1.3
Internet	0.4
Investment Companies	0.1
Iron/Steel	0.3
Leisure Time	0.1
Lodging	0.0
Machinery - Construction & Mining	0.1
Machinery - Diversified	0.2
Media	0.9
Mining	0.6
Miscellaneous Manufacturing	0.8
Office Property	0.0
Office/Business Equipment	0.1
Oil & Gas	4.5
Oil & Gas Services	0.6
Open-End Funds	1.7
Pharmaceuticals	3.4
Real Estate	0.1
Regional Malls	0.2
Retail	1.8
Savings & Loans	0.0
Semiconductors	0.5
Software	1.2
Telecommunications	3.4
Textiles	0.0
Toys/Games/Hobbies	0.1
Transportation	0.7
U.S. Treasury Bonds	7.7
Water	0.1
Other Assets and Liabilities - Net	40.8
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$7,315,849	$280,455
Level 2- Other Significant Observable Inputs	10,789,540	89,591
Level 3- Significant Unobservable Inputs	—	—
Total	$18,105,389	$370,046

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

On March 19, 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS No. 161”), “Disclosure about Derivative Instruments and Hedging Activities.” This new accounting statement requires enhanced disclosures about an entity’s derivative and hedging activities. Entities are required to provide enhanced disclosures about (a) how and why an entity invests in derivatives, (b) how derivatives are accounted for under SFAS No. 133, and (c) how derivatives affect an entity’s financial position, financial performance, and cash flows. SFAS No. 161 also requires enhanced disclosures regarding credit-risk related contingent features of derivative instruments.

The following is a summary of the fair valuations of the Portfolio’s derivative instruments categorized by risk exposure as of March 31, 2009:

Asset Derivatives as of March 31, 2009		Liability Derivatives as of March 31, 2009

Risk Exposure Category	Fair Value*	Risk Exposure Category	Fair Value*

Equity Contracts	$247,556	Equity Contracts	$1,066
Foreign Exchange Contracts	122,441	Foreign Exchange Contracts	32,850
Interest Rate Contracts	45,517	Interest Rate Contracts	11,552

Total	$415,514		$45,468

* Forward foreign currency contracts and futures are reported at their unrealized appreciation/depreciation at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

At March 31, 2009 the following forward foreign currency contracts were outstanding for the ING Van Kampen Global Tactical Asset Allocation Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Australian Dollar
AUD 893,158	BUY	4/16/09	576,623	620,267	$43,644
Australian Dollar
AUD 313,734	BUY	4/16/09	218,516	217,877	(639)
Canadian Dollar
CAD 824,148	BUY	4/16/09	642,997	653,687	10,690
Canadian Dollar
CAD 199,222	BUY	4/16/09	162,233	158,016	(4,217)
Swiss Franc
CHF 162,161	BUY	4/16/09	140,763	142,507	1,744
EU Euro
EUR 596,807	BUY	4/16/09	761,234	792,892	31,658
EU Euro
EUR 389,403	BUY	4/16/09	504,900	517,344	12,444
British Pound
GBP 292,037	BUY	4/16/09	404,205	419,046	14,841
British Pound
GBP 225,763	BUY	4/16/09	317,400	323,949	6,549
Hong Kong Sar Dollar
HKD 838,615	BUY	4/16/09	108,154	108,210	56
Hong Kong Sar Dollar
HKD 707,604	BUY	4/16/09	91,319	91,305	(14)
Japanese Yen
JPY 80,315,623	BUY	4/16/09	817,462	811,576	(5,886)
Japanese Yen
JPY 16,870,988	BUY	4/16/09	172,364	170,479	(1,885)
Singapore Dollar
SGD 88,347	BUY	4/16/09	57,546	58,061	515
					$109,500
Australian Dollar
AUD 321,296	SELL	4/16/09	210,256	223,128	$(12,872)
EU Euro
EUR 106,937	SELL	4/16/09	136,195	142,071	(5,876)
EU Euro
EUR 409,959	SELL	4/16/09	544,950	544,653	297
British Pound
GBP 293,991	SELL	4/16/09	420,390	421,851	(1,461)
					$(19,912)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Global Tactical Asset Allocation Portfolio	as of March 31, 2009 (Unaudited) (continued)

ING Van Kampen Global Tactical Asset Allocation Portfolio Open Futures Contracts on March 31, 2009:

Contract Description	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	9	06/15/09	$(5,903)
Dow Jones Euro STOXX 50	8	06/19/09	(152)
FTSE 100 Index	3	06/19/09	3,243
Hang Seng Index	1	04/29/09	(914)
Long Gilt	3	06/26/09	8,542
S&P 500 E-Mini	41	06/19/09	46,720
S&P ASX 200 Index (SPI)	10	06/18/09	13,240
S&P Mid 400 E-Mini	28	06/19/09	89,365
S&P/TSX 60 Index	10	06/18/09	31,174
Tokyo Price Index (TOPIX)	7	06/11/09	55,155
U.S. Treasury 2-Year Note	5	06/30/09	4,598
U.S. Treasury 5-Year Note	4	06/30/09	7,030
U.S. Treasury 10-Year Note	7	06/19/09	11,172
U.S. Treasury Long Bond	5	06/19/09	17,099
			$280,369
Short Contracts
Canada 10-Year Bond	3	06/19/09	$(5,649)
Japanese Government Bonds 10-Year Mini	5	06/10/09	5,619
MSCI Singapore Index (SGX)	1	04/29/09	116
			$86

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 94.3%
		Aerospace/Defense: 1.0%
127,010		Raytheon Co.	$4,945,769
			4,945,769
		Agriculture: 0.9%
116,380		Philip Morris International, Inc.	4,140,800
			4,140,800
		Auto Parts & Equipment: 0.4%
106,000	@@, L	Autoliv, Inc.	1,968,420
			1,968,420
		Banks: 7.3%
874,945		JPMorgan Chase & Co.	23,256,038
338,612		Keycorp	2,664,876
175,464	@@	Mitsubishi UFJ Financial Group, Inc. ADR	863,283
348,241	@@	Mizuho Financial Group, Inc. ADR	1,368,587
160,674		PNC Financial Services Group, Inc.	4,706,141
43,800	@@	Sumitomo Mitsui Financial Group, Inc.	1,542,258
			34,401,183
		Beverages: 1.3%
134,330		Coca-Cola Co.	5,903,804
			5,903,804
		Chemicals: 1.4%
141,140	@@	Bayer AG ADR	6,747,903
			6,747,903
		Commercial Services: 1.1%
86,953		Manpower, Inc.	2,741,628
137,300		Robert Half International, Inc.	2,448,059
			5,189,687
		Computers: 2.0%
127,950	@	EMC Corp.	1,458,630
255,103		Hewlett-Packard Co.	8,178,602
			9,637,232
		Cosmetics/Personal Care: 2.1%
195,470		Estee Lauder Cos., Inc.	4,818,336
109,580		Procter & Gamble Co.	5,160,122
			9,978,458
		Diversified Financial Services: 1.5%
448,656		Charles Schwab Corp.	6,954,168
			6,954,168
		Electric: 4.5%
421,732		American Electric Power Co., Inc.	10,652,950
70,403		Entergy Corp.	4,793,740
151,120		FirstEnergy Corp.	5,833,232
			21,279,922
		Electronics: 1.0%
301,500	@	Agilent Technologies, Inc.	4,634,055
			4,634,055
		Food: 5.8%
432,196	@@	Cadbury PLC ADR	13,095,539
735,160	@@	Unilever NV ADR	14,409,138
			27,504,677
		Healthcare - Products: 2.5%
603,020	@	Boston Scientific Corp.	4,794,009
204,527	@@	Covidien Ltd.	6,798,477
			11,592,486
		Home Furnishings: 1.4%
309,700	@@, L	Sony Corp. ADR	6,389,111
			6,389,111
		Insurance: 8.0%
217,555		Chubb Corp.	9,206,928
874,414		Marsh & McLennan Cos., Inc.	17,706,884
262,095		Travelers Cos., Inc.	10,651,541
			37,565,353
		Internet: 2.2%
729,400	@	eBay, Inc.	9,161,264
95,343	@	Symantec Corp.	1,424,424
			10,585,688
		Leisure Time: 0.5%
165,423	L	Harley-Davidson, Inc.	2,215,014
			2,215,014
		Media: 7.7%
679,647		Comcast Corp. — Class A	9,270,385
153,476	@	Time Warner Cable	3,806,216
611,353		Time Warner, Inc.	11,799,119
654,369	@	Viacom - Class B	11,372,933
			36,248,653

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
		Mining: 3.1%
121,100		Freeport-McMoRan Copper & Gold, Inc.		$4,615,121
222,150		Newmont Mining Corp.		9,943,434
				14,558,555
		Miscellaneous Manufacturing: 3.4%
308,600	@@	Ingersoll-Rand Co.		4,258,680
111,740	@@, L	Siemens AG ADR		6,365,828
280,337	@@	Tyco International Ltd.		5,483,392
				16,107,900
		Oil & Gas: 12.7%
197,900		Anadarko Petroleum Corp.		7,696,331
139,400	@@	BP PLC ADR		5,589,940
73,050		ConocoPhillips		2,860,638
94,590		Devon Energy Corp.		4,227,227
166,810		ExxonMobil Corp.		11,359,761
114,000		Hess Corp.		6,178,800
213,760		Occidental Petroleum Corp.		11,895,744
225,110	@@	Royal Dutch Shell PLC ADR - Class A		9,972,373
				59,780,814
		Oil & Gas Services: 1.2%
138,550		Schlumberger Ltd.		5,627,901
				5,627,901
		Pharmaceuticals: 8.2%
151,500		Abbott Laboratories		7,226,550
484,730		Bristol-Myers Squibb Co.		10,625,282
122,200		Cardinal Health, Inc.		3,846,856
247,860	@@, L	Roche Holding AG ADR		8,526,384
361,990		Schering-Plough Corp.		8,524,865
				38,749,937
		Retail: 5.9%
504,640		Home Depot, Inc.		11,889,318
364,000		Macy’s, Inc.		3,239,600
344,100	@	Starbucks Corp.		3,822,951
169,310		Wal-Mart Stores, Inc.		8,821,051
				27,772,920
		Semiconductors: 2.7%
221,200	@@, L	ASML Holding NV		3,873,212
382,236		Intel Corp.		5,752,652
132,794	@	Lam Research Corp.		3,023,719
				12,649,583
		Telecommunications: 4.5%
479,160	@	Cisco Systems, Inc.		8,035,513
442,968		Verizon Communications, Inc.		13,377,634
				21,413,147
		Total Common Stock
		(Cost $566,395,074)		444,543,140

Principal Amount				Value
SHORT-TERM INVESTMENTS: 4.1%
		Securities Lending Collateral(cc): 4.1%
$19,595,170		Bank of New York Mellon Corp. Institutional Cash Reserves		$19,259,076
		Total Short-Term Investments
		(Cost $19,595,170)		19,259,076
		Total Investments in Securities
		(Cost $585,990,244)*	98.4%	$463,802,216
		Other Assets and Liabilities - Net	1.6	7,649,420
		Net Assets	100.0%	$471,451,636

	@	Non-income producing security
	@@	Foreign Issuer
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $589,862,635.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$14,009,013
		Gross Unrealized Depreciation		(140,069,432)
		Net Unrealized Depreciation		$(126,060,419)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Growth and Income Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$443,000,882	$—
Level 2- Other Significant Observable Inputs	20,801,334	—
Level 3- Significant Unobservable Inputs	—	—
Total	$463,802,216	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 10.6%
		Healthcare - Services: 0.5%
161,427	@	Assisted Living Concepts, Inc.	$2,188,950
			2,188,950
		Lodging: 4.7%
442,825	@, L	Morgans Hotel Group Co.	1,377,186
1,578,430		Starwood Hotels & Resorts Worldwide, Inc.	20,046,061
			21,423,247
		Real Estate: 5.4%
3,516,113	@@, L	Brookfield Properties Co.	20,182,489
1,140,865	L	Forest City Enterprises, Inc.	4,107,114
			24,289,603
		Total Common Stock
		(Cost $167,239,826)	47,901,800
REAL ESTATE INVESTMENT TRUSTS: 84.8%
		Apartments: 19.1%
5,904		Apartment Investment & Management Co.	32,354
822,692		AvalonBay Communities, Inc.	38,715,886
538,258		Camden Property Trust	11,615,608
1,521,781		Equity Residential	27,924,678
797,116		Post Properties, Inc.	8,082,756
			86,371,282
		Diversified: 8.8%
493,447	L	Duke Realty Corp.	2,713,959
675,991		Liberty Property Trust	12,803,270
112,386		PS Business Parks, Inc.	4,141,424
603,698		Vornado Realty Trust	20,066,922
			39,725,575
		Health Care: 14.6%
92,955		Care Investment Trust, Inc.	507,534
41,570	@@	Extendicare Real Estate Investment Trust	141,116
944,422		HCP, Inc.	16,857,933
1,111,714		Healthcare Realty Trust, Inc.	16,664,593
1,200,024		Senior Housing Properties Trust	16,824,336
668,257		Ventas, Inc.	15,109,291
			66,104,803
		Hotels: 3.1%
3,364,965		Host Hotels & Resorts, Inc.	13,190,663
1,409,656	L	Strategic Hotel Capital, Inc.	972,663
			14,163,326
		Manufactured Homes: 3.1%
366,936		Equity Lifestyle Properties, Inc.	13,980,262
			13,980,262
		Office Property: 9.5%
730,196		Boston Properties, Inc.	25,578,766
174,714		Douglas Emmett, Inc.	1,291,136
813,182		Mack-Cali Realty Corp.	16,109,135
			42,979,037
		Regional Malls: 9.1%
1,127,403		Simon Property Group, Inc.	39,053,240
126,550		Taubman Centers, Inc.	2,156,412
			41,209,652
		Shopping Centers: 9.2%
365,089		Acadia Realty Trust	3,873,594
11,751	L	Equity One, Inc.	143,245
386,316		Federal Realty Investment Trust	17,770,536
2,065		Kimco Realty Corp.	15,735
143,495		Ramco-Gershenson Properties	925,543
712,763		Regency Centers Corp.	18,938,113
9,840	L	Weingarten Realty Investors	93,677
			41,760,443
		Storage: 7.1%
550,047		Public Storage, Inc.	30,390,097
94,743		Sovran Self Storage, Inc.	1,902,439
			32,292,536
		Warehouse/Industrial: 1.2%
331,302		AMB Property Corp.	4,770,749
211,280		DCT Industrial Trust, Inc.	669,758
			5,440,507
		Total Real Estate Investment Trusts
		(Cost $759,404,158)	384,027,423

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.1%
		Real Estate: 0.1%
7,305		Simon Property Group LP		$232,007
		Total Preferred Stock
		(Cost $391,183)		232,007
		Total Long-Term Investments
		(Cost $927,035,167)		432,161,230
SHORT-TERM INVESTMENTS: 7.2%
		Affiliated Mutual Fund: 3.9%
17,635,021		ING Institutional Prime Money Market Fund - Class I		17,635,021
		Total Mutual Fund
		(Cost $17,635,021)		17,635,021

Principal Amount				Value
		Securities Lending Collateral(cc): 3.3%
$15,791,065		Bank of New York Mellon Corp. Institutional Cash Reserves		$15,039,288
		Total Securities Lending Collateral
		(Cost $15,791,065)		15,039,288
		Total Short-Term Investments
		(Cost $33,426,086)		32,674,309
		Total Investments in Securities
		(Cost $960,461,253)*	102.7%	$464,835,539
		Other Assets and Liabilities - Net	(2.7)	(12,068,366)
		Net Assets	100.0%	$452,767,173

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $1,004,778,844
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(539,943,305)
		Net Unrealized Depreciation		$(539,943,305)

PORTFOLIO OF INVESTMENTS
ING Van Kampen Real Estate Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$449,564,244	$—
Level 2- Other Significant Observable Inputs	15,271,295	—
Level 3- Significant Unobservable Inputs	—	—
Total	$464,835,539	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 95.9%
		Australia: 6.5%
14,234		AGL Energy Ltd.	$147,661
55,875		AMP Ltd.	182,407
58,969		Australia & New Zealand Banking Group Ltd.	644,374
73,066		AXA Asia Pacific Holdings Ltd.	173,073
30,605		Bendigo Bank Ltd.	173,995
75,171		BHP Billiton Ltd.	1,661,374
21,481		Billabong International Ltd.	126,896
42,247		BlueScope Steel Ltd.	75,787
44,322		Brambles Ltd.	147,853
45,639		Caltex Australia Ltd.	283,553
1,841		Cochlear Ltd.	64,199
38,573		Commonwealth Bank of Australia	926,008
19,203		Computershare Ltd.	117,089
15,212		CSL Ltd.	343,739
216,674		Goodman Fielder Ltd.	157,022
142,231		Incitec Pivot Ltd.	210,749
39,623		Insurance Australia Group	96,232
56,433		Lion Nathan Ltd.	316,192
5,600		Macquarie Group Ltd.	105,449
29,417		Metcash Ltd.	82,848
27,878		National Australia Bank Ltd.	389,160
3,078		Newcrest Mining Ltd.	70,854
20,644		Nufarm Ltd.	162,908
7,365		Origin Energy Ltd.	75,772
232,319		Qantas Airways Ltd.	280,711
33,394		QBE Insurance Group Ltd.	447,981
2,582		Rio Tinto Ltd.	102,545
213,417		Telstra Corp., Ltd.	476,401
71,647		Westpac Banking Corp.	946,102
11,506		Woodside Petroleum Ltd.	306,476
5,911		Woolworths Ltd.	102,595
			9,398,005
		Austria: 0.8%
26,525		OMV AG	887,369
17,892		Voestalpine AG	233,865
			1,121,234
		Belgium: 1.1%
39,602		Anheuser-Busch InBev NV	1,090,452
39,496	@	Anheuser-Busch InBev NV	157
360		Colruyt SA	82,559
27,282	@	Fortis - STRIP VVPR	36
3,819		Groupe Bruxelles Lambert SA	259,293
2,015		KBC Groep NV	32,552
1,226		Mobistar SA	77,412
1,628		Nationale A Portefeuille	75,569
			1,618,030
		Denmark: 1.4%
23		AP Moller - Maersk A/S - Class B	101,068
5,171		Danske Bank A/S	43,554
23,413		Novo-Nordisk A/S	1,122,557
17,015	@	Vestas Wind Systems A/S	747,472
			2,014,651
		Finland: 1.3%
132,441		Nokia OYJ	1,548,957
15,581		OKO Bank	91,600
3,941		Orion OYJ	57,030
3,769	L	Rautaruukki OYJ	60,307
6,156		Sampo OYJ	90,773
11,875		Stora Enso OYJ (Euro Denominated Security)	42,064
			1,890,731
		France: 10.5%
24,262		AXA SA	291,204
838		BioMerieux	65,406
21,821		BNP Paribas	900,261
23,982		Bouygues SA	856,999
2,041		Bureau Veritas SA	77,233
32,126		Carrefour SA	1,253,237
4,911		Christian Dior SA	269,009
31,877	@	Compagnie Generale de Geophysique SA	369,021
14,962		Compagnie Generale des Etablissements Michelin	554,559
22,464		Credit Agricole SA	247,859
20,039		Electricite de France	785,909
5,391		Eurazeo	144,429
38,679		France Telecom SA	881,773
5,786		Gaz de France	198,429
1,489		Hermes International	173,229

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		France (continued)
3,662		Iliad SA	$341,381
15,146	L	Lafarge SA	683,790
6,420		Pernod-Ricard SA	357,785
24,573		Peugeot SA	464,714
27,720		Sanofi-Aventis	1,555,682
15,167		Schneider Electric SA	1,008,708
7,115		Societe BIC SA	349,603
6,244		Societe Generale	244,246
31,988		Total SA	1,581,791
780		Vallourec	72,315
8,138		Veolia Environnement	169,938
6,507		Vinci SA	241,570
43,734		Vivendi	1,156,721
			15,296,801
		Germany: 8.1%
2,547		Adidas AG	84,533
11,512		Allianz AG	968,613
26,367		BASF AG	803,139
24,764		Bayer AG	1,202,859
1,877		Beiersdorf AG	83,942
16,542	L	Deutsche Bank AG	676,169
1,435		Deutsche Boerse AG	86,322
57,481		Deutsche Lufthansa AG	625,781
16,166		Deutsche Post AG	174,406
113,049		Deutsche Telekom AG	1,403,222
64,041		E.ON AG	1,788,016
5,225		Fresenius Medical Care AG & Co. KGaA	202,546
5,409		Muenchener Rueckversicherungs AG	660,069
469		Puma AG Rudolf Dassler Sport	71,146
13,659		RWE AG	961,983
2,785		Salzgitter AG	156,478
18,815		SAP AG	662,840
6,623		Siemens AG	380,127
13,574		ThyssenKrupp AG	239,155
1,330		Volkswagen AG	406,130
1,067		Wacker Chemie AG	88,503
			11,725,979
		Greece: 0.3%
6,115		Alpha Bank AE	40,584
19,879		National Bank of Greece SA	301,954
5,188		Piraeus Bank SA	34,474
			377,012
		Hong Kong: 2.1%
12,000		Cheung Kong Holdings Ltd.	103,426
9,000		CLP Holdings Ltd.	61,839
61,800		Esprit Holdings Ltd.	315,326
51,000		Hang Lung Group Ltd.	155,340
59,000		Hang Lung Properties Ltd.	138,801
29,322		Hang Seng Bank Ltd.	295,920
260,656		Hong Kong & China Gas	410,875
9,200		Hong Kong Aircraft Engineerg Co., Ltd.	79,171
8,800		Hong Kong Exchanges and Clearing Ltd.	83,050
34,000		HongKong Electric Holdings	202,007
6,300		Hopewell Highway Infrastructure Ltd.	3,554
63,000		Hopewell Holdings	165,910
107,539		Hutchison Whampoa Ltd.	527,917
191,898		PCCW Ltd.	98,614
47,000		Sun Hung Kai Properties Ltd.	421,730
			3,063,480
		Italy: 4.0%
15,396		Assicurazioni Generali S.p.A.	263,834
25,973		Banche Popolari Unite Scpa	285,993
38,523		Banco Popolare Scarl	176,796
238,256		Enel S.p.A.	1,142,503
22,230		ENI S.p.A.	430,424
31,511		Finmeccanica S.p.A.	392,208
4,485		Fondiaria-Sai S.p.A.	52,421
215,831		Intesa Sanpaolo S.p.A.	593,640
17,195		Lottomatica S.p.A.	282,687
392,886		Parmalat S.p.A	808,864
46,190		Saipem S.p.A.	821,860
334,000		UniCredito Italiano S.p.A.	549,720
			5,800,950
		Japan: 23.5%
5,737		Acom Co., Ltd.	162,975
13,400		Aeon Mall Co., Ltd.	172,361
1,600		Alfresa Holdings Corp.	58,632
12,200		Astellas Pharma, Inc.	377,543
1,800		Benesse Corp.	66,305
58,024		Bridgestone Corp.	841,411
97,520		Brother Industries Ltd.	722,920
5,300		Canon Sales Co., Inc.	74,665
13,158		Chubu Electric Power Co., Inc.	290,011

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
17,300		Chugai Pharmaceutical Co., Ltd.	$294,721
9,500		Credit Saison Co., Ltd.	94,219
13,000		Dai Nippon Printing Co., Ltd.	119,812
56,676		Daihatsu Motor Co., Ltd.	447,983
8,000		Dainippon Sumitomo Pharma Co.	66,778
5,273		Daito Trust Construction Co., Ltd.	177,763
10,000		Daiwa House Industry Co., Ltd.	81,263
3,710		Diamond Lease Co., Ltd.	79,096
18,602		East Japan Railway Co.	969,801
2,700		Fast Retailing Co., Ltd.	309,148
3,562		Fuji Photo Film Co., Ltd.	78,405
56		Fuji Television Network, Inc.	62,943
1,570		Hakuhodo DY Holdings, Inc.	67,532
8,599		Hitachi High-Technologies Corp.	121,944
61,000		Hokugin Financial Group, Inc.	111,959
6,500		Honda Motor Co., Ltd.	154,738
65		Inpex Holdings, Inc.	460,323
172,800		Itochu Corp.	852,599
13,401		Iyo Bank Ltd.	135,912
29,000		JGC Corp.	334,855
6,200		JSR Corp.	72,948
16,000		Kamigumi Co., Ltd.	106,518
16,304		Kansai Paint Co., Ltd.	91,299
39,217		Kao Corp.	765,218
190		KDDI Corp.	894,737
31,000		Keisei Electric Railway Co., Ltd.	156,106
23,627		Kinden Corp.	193,193
10,000		Kirin Brewery Co., Ltd.	106,831
35,800		Konami Corp.	544,402
91,784		Konica Minolta Holdings, Inc.	800,044
4,700		Kyushu Electric Power Co., Inc.	105,526
1,500		Lawson, Inc.	62,310
25,491		Leopalace21 Corp.	152,412
15,700		Makita Corp.	358,561
177,000		Marubeni Corp.	557,468
14,000		Mitsubishi Estate Co., Ltd.	158,821
202,521		Mitsubishi UFJ Financial Group, Inc.	997,765
106,407		Mitsui & Co., Ltd.	1,083,999
30,919		Mitsui Fudosan Co., Ltd.	339,177
2,900		Mitsui Sumitomo Insurance Group Holdings, Inc.	68,325
271,492	L	Mizuho Financial Group, Inc.	530,159
51,734		NGK Insulators Ltd.	809,150
49,779		Nippon Electric Glass Co., Ltd.	353,059
231,439		Nippon Express Co., Ltd.	729,363
352,114		Nippon Steel Corp.	950,967
79,621		Nishi-Nippon City Bank Ltd.	174,397
3,563		Nitto Denko Corp.	72,911
13,500		Nomura Holdings, Inc.	68,486
22		NTT Data Corp.	60,268
334		NTT DoCoMo, Inc.	455,053
217		NTT Urban Development Corp.	175,624
2,000		Ono Pharmaceutical Co., Ltd.	87,777
228,000		Osaka Gas Co., Ltd.	713,718
12,900		Otsuka Corp.	482,367
9,375		Promise Co., Ltd.	148,469
3,700		Resona Holdings, Inc.	49,883
2,200		Santen Pharmaceutical Co., Ltd.	61,362
10,000		Sekisui House Ltd.	76,554
26,300		Seven & I Holdings Co., Ltd.	580,627
63		Seven Bank Ltd.	167,848
32,115		Shimadzu Corp.	207,297
23,186		Shin-Etsu Chemical Co., Ltd.	1,139,135
29,900		Shiseido Co., Ltd.	438,365
28,000		Shizuoka Bank Ltd.	253,915
53,468		Sony Corp.	1,105,958
9,700		Sumitomo Mitsui Financial Group, Inc.	341,550
18,000		Sumitomo Realty & Development Co., Ltd.	201,106
101,671		Sumitomo Rubber Industries, Inc.	681,565
3,000		Sumitomo Titanium Corp.	78,631
20,590		Suruga Bank Ltd.	171,777
34,000		Suzuki Motor Corp.	571,865
2,865		T&D Holdings, Inc.	69,776
35,000		Takeda Pharmaceutical Co., Ltd.	1,214,310
4,400		Toho Co., Ltd.	61,781
123,777		Toho Gas Co., Ltd.	569,295
8,750		Tokio Marine Holdings, Inc.	215,504
2,600		Tokyo Electric Power Co., Inc.	64,983
219,079		Tokyo Gas Co., Ltd.	768,567
9,500		Tokyo Steel Manufacturing Co., Ltd.	95,751
7,000		TonenGeneral Sekiyu KK	68,593
38,389		Toyota Motor Corp.	1,219,383
24,400		Toyota Tsusho Corp.	238,434
4,500		Ushio, Inc.	63,610

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Japan (continued)
9,573		USS Co., Ltd.	$419,801
2,849		Yahoo! Japan Corp.	750,249
19,000		Yamaguchi Financial Group, Inc.	180,101
8,600		Yamaha Corp.	84,598
8,000		Yamato Holdings Co., Ltd.	75,872
14,500		Yamato Kogyo Co., Ltd.	313,078
55,000		Yaskawa Electric Corp.	240,765
			34,057,934
		Luxembourg: 0.7%
52,185		ArcelorMittal	1,064,767
			1,064,767
		Mauritius: 0.3%
2,705,659		Golden Agri-Resources Ltd.	490,559
			490,559
		Netherlands: 5.1%
4,323		Boskalis Westminster	86,852
22,450		Fugro NV	712,964
7,663		Heineken Holding NV	185,771
29,146		Heineken NV	827,958
59,156		Koninklijke Philips Electronics NV	875,638
73,560		Reed Elsevier NV	787,155
78,232		Royal Dutch Shell PLC - Class A	1,758,708
84,613		Royal Dutch Shell PLC - Class B	1,840,737
17,671		Unilever NV	348,140
			7,423,923
		New Zealand: 0.2%
82,028		Fletcher Building Ltd.	280,683
			280,683
		Norway: 0.0%
12,142		DnB NOR ASA	54,470
			54,470
		Singapore: 0.5%
14,000		DBS Group Holdings Ltd.	78,049
27,000		Jardine Cycle & Carriage Ltd.	210,782
15,000		Singapore Airlines Ltd.	98,923
33,000	L	Singapore Press Holdings Ltd.	54,912
50,000		Singapore Telecommunications Ltd.	83,343
15,000		United Overseas Bank Ltd.	96,214
126,464		United Overseas Land Ltd.	155,875
			778,098
		Spain: 4.5%
20,959		ACS Actividades de Construccion y Servicios SA	869,341
92,829		Banco Bilbao Vizcaya Argentaria SA	753,473
50,319	L	Banco De Sabadell SA	252,552
10,083		Banco de Valencia SA	83,649
40,315	L	Banco Popular Espanol SA	255,204
196,027		Banco Santander Central Hispano SA	1,351,567
4,465	L	Gas Natural SDG SA	61,139
10,524		Gestevision Telecinco SA	72,931
18,492		Iberdrola SA	129,740
7,796		Repsol YPF SA	134,520
124,723		Telefonica SA	2,487,147
3,854		Zardoya-Otis SA	70,453
			6,521,716
		Sweden: 1.1%
14,652		Electrolux AB	114,676
10,881		Hennes & Mauritz AB	407,930
44,461		Nordea Bank AB	221,227
70,155		Telefonaktiebolaget LM Ericsson	567,216
48,384		TeliaSonera AB	232,713
			1,543,762
		Switzerland: 7.1%
5,128	@	Actelion Ltd. - Reg	234,023
28,387		Credit Suisse Group	864,327
8,834		EFG International	65,783
1,318		Geberit AG - Reg	118,403
24,737		Holcim Ltd.	881,101
42		Lindt & Spruengli AG	56,185
61,576	L	Nestle SA	2,080,306
37,051		Novartis AG	1,401,771
3,074		Pargesa Holding SA	163,105
9,632		Roche Holding AG	1,321,993
100		SGS SA	104,944
16,927		Swiss Reinsurance	276,561
5,565		Synthes, Inc.	619,939
49,339	@	UBS AG - Reg	462,565
153,245		Xstrata PLC	1,027,959
3,435	L	Zurich Financial Services AG	542,879
			10,221,844
		United Kingdom: 16.8%
7,617		3i Group PLC	29,652
15,430		Admiral Group PLC	188,763
10,905		Amec PLC	83,277

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
4,318		Anglo American PLC	$73,529
50,885		AstraZeneca PLC	1,802,085
4,229	@	Autonomy Corp. PLC	78,953
44,744		Aviva PLC	138,751
97,093		BAE Systems PLC	465,668
276,160		Barclays PLC	586,320
7,074	@	Berkeley Group Holdings PLC	89,945
47,509		BG Group PLC	716,644
65,193		BHP Billiton PLC	1,285,969
360,396		BP PLC	2,416,588
14,533		British American Tobacco PLC	335,724
117,358		BT Group PLC	130,931
23,063		Burberry Group PLC	93,019
370,698		Cable & Wireless PLC	741,320
6,366	@	Cairn Energy PLC	198,469
82,042		Capita Group PLC	797,928
681		Carnival PLC	15,466
98,745		Carphone Warehouse Group	177,127
226,175		Centrica PLC	738,307
35,583		Compass Group PLC	162,728
135,099		Daily Mail & General Trust	452,294
110,276		Diageo PLC	1,231,430
9,272		Drax Group PLC	68,682
16,867		Experian Group Ltd.	105,469
79,463		GlaxoSmithKline PLC	1,237,608
22,849		Home Retail Group	73,567
246,257		HSBC Holdings PLC	1,371,049
22,551		Imperial Tobacco Group PLC	506,457
190,753		International Power PLC	576,072
19,219		Investec PLC	80,471
177,352		J Sainsbury PLC	794,937
25,420		Ladbrokes PLC	66,733
303,455		Legal & General Group PLC	186,836
208,681		Lloyds TSB Group PLC	211,278
71,002		Man Group PLC	222,504
20,206		Marks & Spencer Group PLC	85,665
283,339		Old Mutual PLC	210,936
24,143		Prudential PLC	117,043
2,733		Reckitt Benckiser PLC	102,541
12,837		Reed Elsevier PLC	92,041
12,660		Rio Tinto PLC	425,097
827,159		Royal Bank of Scotland Group PLC	291,535
42,121		Sage Group PLC	102,078
6,261		Shire PLC	76,673
46,710		Standard Chartered PLC	580,010
31,437		Standard Life PLC	74,868
188,764		Tesco PLC	901,864
25,519		Thomas Cook Group PLC	87,876
12,023		Unilever PLC	227,351
771,257		Vodafone Group PLC	1,344,647
188,487		WM Morrison Supermarkets PLC	690,083
22,011		Wolseley PLC	72,665
53,140		WPP PLC	298,848
			24,314,371
		Total Common Stock
		(Cost $205,343,247)	139,059,000
REAL ESTATE INVESTMENT TRUSTS: 1.3%
		Australia: 0.6%
157,261		CFS Retail Property Trust	178,683
935,999		GPT Group	284,241
64,657		Westfield Group	448,202
			911,126
		France: 0.3%
2,888		Unibail	408,673
			408,673
		Japan: 0.4%
32		Japan Prime Realty Investment Corp.	59,465
42		Japan Retail Fund Investment Corp.	160,879
26		Nippon Building Fund, Inc.	224,717
14		Nomura Real Estate Office Fund, Inc.	78,421
			523,482
		Singapore: 0.0%
79,000	@	Ascendas Real Estate Investment Trust	63,554
			63,554
		Total Real Estate Investment Trusts
		(Cost $2,137,882)	1,906,835
PREFERRED STOCK: 0.4%
		Germany: 0.4%
13,534		Porsche AG	646,414
		Total Preferred Stock
		(Cost $ 983,267)	646,414

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
RIGHTS: 0.2%
		Belgium: 0.0%
8,504		Fortis		$—
				—
		Finland: 0.0%
15,581	L	Pohjola Bank PLC		21,187
				21,187
		United Kingdom: 0.2%
102,607		HSBC Holdings PLC		207,587
				207,587
		Total Rights
		(Cost $37,393)		228,774
		Total Long-Term Investments
		(Cost $208,501,789)		141,841,023

Principal Amount				Value
SHORT-TERM INVESTMENTS: 1.6%
		Securities Lending Collateral(cc): 1.6%
$2,350,423		Bank of New York Mellon Corp. Institutional Cash Reserves		$2,342,878
		Total Short-Term Investments
		(Cost $2,350,423)		2,342,878
		Total Investments in Securities
		(Cost $210,852,212)*	99.4%	$144,183,901
		Other Assets and Liabilities - Net	0.6	863,088
		Net Assets	100.0%	$145,046,989

	@	Non-income producing security
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $230,255,124.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,953,776
		Gross Unrealized Depreciation		(88,024,999)
		Net Unrealized Depreciation		$(86,071,223)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.0%
Aerospace/Defense	0.6
Agriculture	0.9
Airlines	0.7
Apparel	0.6
Auto Manufacturers	2.7
Auto Parts & Equipment	1.4
Banks	12.8
Beverages	2.8
Biotechnology	0.2
Building Materials	1.4
Chemicals	2.7
Commercial Services	1.1
Computers	0.5
Cosmetics/Personal Care	0.9
Distribution/Wholesale	2.2
Diversified	0.5
Diversified Financial Services	0.6
Electric	4.4
Electrical Components & Equipment	1.8
Electronics	1.6
Engineering & Construction	1.8
Entertainment	0.3
Food	5.2
Food Service	0.1
Forest Products & Paper	0.0
Gas	2.2
Hand/Machine Tools	0.2
Healthcare - Products	0.6
Healthcare - Services	0.2
Holding Companies - Diversified	0.6
Home Builders	0.2
Home Furnishings	0.8
Household Products/Wares	0.3
Insurance	3.7
Internet	0.8
Investment Companies	0.4
Iron/Steel	2.2
Leisure Time	0.1
Machinery - Diversified	0.0
Media	2.1
Metal Fabricate/Hardware	0.0
Mining	3.3
Miscellaneous Manufacturing	0.9
Office Property	0.3
Oil & Gas	7.7
Oil & Gas Services	1.4
Pharmaceuticals	7.6
Real Estate	1.7
Retail	1.7
Shopping Centers	0.5
Software	1.0
Telecommunications	7.9
Transportation	1.5
Venture Capital	0.0
Water	0.1
Short-Term Investments	1.6
Other Assets and Liabilities - Net	0.6
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING VP Index Plus International Equity Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$207,745	$—
Level 2- Other Significant Observable Inputs	143,976,120	—
Level 3- Significant Unobservable Inputs	36	—
Total	$144,183,901	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended March 31, 2009, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/08	$38	$—
Net Purchases/(Sales)	—	—
Accrued Discounts/(Premiums)	—	—
Total Realized Gain/(Loss)	—	—
Total Unrealized Appreciation/(Depreciation)	(2)	—
Net Transfers In/(Out) of Level 3	—	—
Balance at 03/31/09	$36	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2009 (Unaudited)

Shares			Value
COMMON STOCK: 96.7%
		Advertising: 0.4%
90,800	@	Clear Channel Outdoor Holdings, Inc.	$333,236
			333,236
		Aerospace/Defense: 2.5%
193,457	@	Herley Industries, Inc.	2,313,746
			2,313,746
		Agriculture: 0.1%
4,000	@, L	Tejon Ranch Co.	82,680
			82,680
		Apparel: 0.3%
41,100	@, @@	Gildan Activewear, Inc.	332,910
			332,910
		Banks: 7.4%
31,000		Associated Banc-Corp.	478,640
34,200		Commerce Bancshares, Inc.	1,241,460
15,800		Community Bank System, Inc.	264,650
6,300		Cullen/Frost Bankers, Inc.	295,722
5,900		FirstMerit Corp.	107,380
84,000		Glacier Bancorp., Inc.	1,319,640
39,900		UMB Financial Corp.	1,695,351
61,700		US Bancorp.	901,437
14,300		Westamerica Bancorp.	651,508
			6,955,788
		Beverages: 2.2%
160,000		Coca-Cola Enterprises, Inc.	2,110,400
16,600	@	Vermont Pure Holdings Ltd.	7,304
			2,117,704
		Biotechnology: 3.2%
53,200	@	Millipore Corp.	3,054,212
			3,054,212
		Building Materials: 0.4%
38,600	@	Armstrong World Industries, Inc.	424,986
			424,986
		Chemicals: 0.3%
38,600	@, L	Zoltek Cos., Inc.	262,866
			262,866
		Commercial Services: 10.5%
176,800	@	Convergys Corp.	1,428,544
136,600	@	CRA International, Inc.	2,579,008
888,000	@	Hooper Holmes, Inc.	399,600
6,200	@	Huron Consulting Group, Inc.	263,066
291,000	@	Monster Worldwide, Inc.	2,371,650
111,900		Paychex, Inc.	2,872,473
			9,914,341
		Computers: 0.4%
557,300	@, L	InFocus Corp.	333,823
			333,823
		Distribution/Wholesale: 3.0%
87,200	L	Fastenal Co.	2,803,916
			2,803,916
		Diversified Financial Services: 2.5%
311,136	@, L	Asset Acceptance Capital Corp.	1,652,132
103,452		Janus Capital Group, Inc.	687,956
			2,340,088
		Electric: 0.5%
6,500		Allete, Inc.	173,485
15,200		Portland General Electric Co.	267,368
			440,853
		Electrical Components & Equipment: 2.9%
218,400		Molex, Inc.	2,760,576
			2,760,576
		Electronics: 5.6%
176,400		Jabil Circuit, Inc.	980,784
115,100	@	Newport Corp.	508,742
122,500		PerkinElmer, Inc.	1,564,325
59,000	@	Waters Corp.	2,180,050
			5,233,901
		Energy - Alternate Sources: 0.4%
236,900	@	Syntroleum Corp.	345,874
			345,874
		Environmental Control: 4.2%
45,000	@	Clean Harbors, Inc.	2,160,000
104,000		Republic Services, Inc.	1,783,600
			3,943,600
		Food: 5.1%
85,750		Tootsie Roll Industries, Inc.	1,862,490
41,900	L	Whole Foods Market, Inc.	703,920
235,100	@	Winn-Dixie Stores, Inc.	2,247,556
			4,813,966

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares			Value
		Gas: 3.4%
11,100		Nicor, Inc.	$368,853
148,500		NiSource, Inc.	1,455,300
6,400		Northwest Natural Gas Co.	277,888
17,900	L	Piedmont Natural Gas Co.	463,431
10,300		Southwest Gas Corp.	217,021
13,300		WGL Holdings, Inc.	436,240
			3,218,733
		Hand/Machine Tools: 2.0%
118,000		Kennametal, Inc.	1,912,780
			1,912,780
		Healthcare - Products: 0.2%
12,800	@	Zoll Medical Corp.	183,808
			183,808
		Household Products/Wares: 0.9%
35,000		WD-40 Co.	844,900
			844,900
		Insurance: 1.5%
27,000		Brown & Brown, Inc.	510,570
104,400	@	Crawford & Co.	434,304
16,700		Hanover Insurance Group, Inc.	481,294
			1,426,168
		Leisure Time: 0.5%
21,000	@	WMS Industries, Inc.	439,110
			439,110
		Machinery - Diversified: 2.9%
232,100	@	Intermec, Inc.	2,413,840
22,700		Robbins & Myers, Inc.	344,359
			2,758,199
		Media: 1.7%
525,500	@	Playboy Enterprises, Inc.	1,035,235
23,400		Scripps Networks Interactive - Class A	526,734
			1,561,969
		Metal Fabricate/Hardware: 0.7%
12,300		Valmont Industries, Inc.	617,583
			617,583
		Miscellaneous Manufacturing: 1.9%
29,300		Illinois Tool Works, Inc.	903,905
10,500	@	Lydall, Inc.	31,185
40,000		Pall Corp.	817,200
			1,752,290
		Oil & Gas: 5.2%
38,500		Hess Corp.	2,086,700
53,000		Noble Energy, Inc.	2,855,640
			4,942,340
		Packaging & Containers: 0.6%
39,800		Sealed Air Corp.	549,240
			549,240
		Pharmaceuticals: 0.5%
29,800	@	PharMerica Corp.	495,872
			495,872
		Retail: 2.6%
68,900	@	CEC Entertainment, Inc.	1,783,132
110,000		Kenneth Cole Productions, Inc.	702,900
			2,486,032
		Savings & Loans: 4.9%
35,100		Brookline Bancorp., Inc.	333,450
81,600		Hudson City Bancorp., Inc.	953,904
123,300	L	New York Community Bancorp., Inc.	1,377,261
59,400		NewAlliance Bancshares, Inc.	697,356
71,500		People’s United Financial, Inc.	1,284,855
			4,646,826
		Semiconductors: 4.2%
255,978	@	ATMI, Inc.	3,949,740
			3,949,740
		Software: 4.9%
150,100	@	Electronic Arts, Inc.	2,730,319
70,600		Fair Isaac Corp.	993,342
210,000	@	Lawson Software, Inc.	892,500
			4,616,161
		Telecommunications: 2.4%
313,500	@	Arris Group, Inc.	2,310,495
			2,310,495
		Toys/Games/Hobbies: 1.3%
900,300	@	Leapfrog Enterprises, Inc.	1,242,414
			1,242,414
		Water: 2.5%
115,996	L	Aqua America, Inc.	2,319,920
			2,319,920
		Total Common Stock
		(Cost $137,796,776)	91,083,646

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2009 (Unaudited) (continued)

Shares				Value
SHORT-TERM INVESTMENTS: 12.3%
		Affiliated Mutual Fund: 3.9%
3,642,277		ING Institutional Prime Money Market Fund - Class I		$3,642,277
		Total Mutual Fund
		(Cost $3,642,277)		3,642,277

Principal Amount				Value
		Securities Lending Collateral(cc): 8.4%
$8,038,668		Bank of New York Mellon Corp. Institutional Cash Reserves		$7,956,572
		Total Securities Lending Collateral
		(Cost $8,038,668)		7,956,572
		Total Short-Term Investments
		(Cost $11,680,945)		11,598,849
		Total Investments in Securities
		(Cost $149,477,721)*	109.0%	$102,682,495
		Other Assets and Liabilities - Net	(9.0)	(8,510,506)
		Net Assets	100.0%	$94,171,989

	@	Non-income producing security
	@@	Foreign Issuer
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at March 31, 2009.
	*	Cost for federal income tax purposes is $149,521,370.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$3,518,762
		Gross Unrealized Depreciation		(50,357,637)
		Net Unrealized Depreciation		$(46,838,875)

PORTFOLIO OF INVESTMENTS
ING Wells Fargo Small Cap Disciplined Portfolio	as of March 31, 2009 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                 Level 1 - quoted prices in active markets for identical investments

•                 Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                 Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of March 31, 2009 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$94,725,923	$—
Level 2- Other Significant Observable Inputs	7,956,572	—
Level 3- Significant Unobservable Inputs	—	—
Total	$102,682,495	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Investors Trust
By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	May 29, 2009
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	May 29, 2009